File No. 33-15253
                                                                        811-5221

                     U.S. SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                 |X|

                  Pre-Effective Amendment No.____                       |_|


                  Post-Effective Amendment No. 30                       |X|


REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940         |X|


                  Amendment No. 32                                      |X|


                            SELIGMAN PORTFOLIOS, INC.
               (Exact name of registrant as specified in charter)

                    100 PARK AVENUE, NEW YORK, NEW YORK 10017
                    (Address of principal executive offices)

                 Registrant's Telephone Number: 212-850-1864 or
                             Toll Free: 800-221-2450

                          LAWRENCE P. VOGEL, Treasurer
                                 100 Park Avenue
                            New York, New York 10017
                     (Name and address of agent for service)


--------------------------------------------------------------------------------
It is proposed that this filing will become effective (check appropriate box):

|_| immediately upon filing pursuant to paragraph (b)


|X| on April 30, 2003 pursuant to paragraph (b)


|_| 60 days after filing pursuant to paragraph (a)(1)

|_| on (date) pursuant to paragraph (a)(1)

|_| 75 days after filing pursuant to paragraph (a)(2)

|_| on (date) pursuant to paragraph (a)(2) of rule 485.

If appropriate, check the following box:

|_| This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                                                                      Prospectus
                                                                  April 21, 2003


Seligman
Portfolios, Inc.

o     Seligman Capital Portfolio

o     Seligman Cash Management Portfolio

o     Seligman Common Stock Portfolio

o     Seligman Communications and Information Portfolio

o     Seligman Frontier Portfolio

o     Seligman Global Growth Portfolio

o     Seligman Global Smaller Companies Portfolio

o     Seligman Global Technology Portfolio

o     Seligman High-Yield Bond Portfolio

o     Seligman Income Portfolio

o     Seligman International Growth Portfolio


o     Seligman Investment Grade Fixed Income Portfolio


o     Seligman Large-Cap Growth Portfolio

o     Seligman Large-Cap Value Portfolio

o     Seligman Small-Cap Value Portfolio

The Securities and Exchange Commission has neither approved nor disapproved this Fund, and it has not determined this Prospectus to be accurate or adequate. Any representation to the contrary is a criminal offense.

An investment in this Fund or any other fund cannot provide a complete investment program. The suitability of an investment in a Portfolio should be considered based on the investment objectives, strategies and risks described in this Prospectus, considered in light of all of the other investments in your portfolio, as well as your risk tolerance, financial goals, and time horizons. We recommend that you consult your financial advisor to determine if these Portfolios are suitable for you.

SP1 5/2003T

                                   managed by
                                     [LOGO]
                             J. & W. SELIGMAN & CO.
                                  INCORPORATED

                                ESTABLISHED 1864

Table of Contents

The Fund

Discussions of the investment objectives, strategies, risks, and performance of the Portfolios of the Fund


         Overview of the Fund ..............................................P-1

         Seligman Capital Portfolio ........................................P-2

         Seligman Cash Management Portfolio ................................P-5

         Seligman Common Stock Portfolio ...................................P-8

         Seligman Communications and Information Portfolio ................P-11

         Seligman Frontier Portfolio ......................................P-14

         Seligman Global Growth Portfolio .................................P-17

         Seligman Global Smaller Companies Portfolio ......................P-21

         Seligman Global Technology Portfolio .............................P-25

         Seligman High-Yield Bond Portfolio ...............................P-29

         Seligman Income Portfolio ........................................P-33

         Seligman International Growth Portfolio ..........................P-37

         Seligman Investment Grade Fixed Income Portfolio .................P-41

         Seligman Large-Cap Growth Portfolio ..............................



         Seligman Large-Cap Value Portfolio ...............................P-48

         Seligman Small-Cap Value Portfolio ...............................P-52

         Management of the Fund ...........................................P-56


Shareholder Information


         Pricing of Fund Shares ...........................................P-57

         How to Purchase and Sell Shares ..................................P-57

         Dividends and Capital Gain Distributions .........................P-57

         Taxes ............................................................P-57

Financial Highlights ......................................................P-58


For More Information ................................................back cover

The Fund

Overview of the Fund

This Prospectus contains information about Seligman Portfolios, Inc. (the Fund)

The Fund consists of the following 15 separate portfolios:

Seligman Capital Portfolio

Seligman Cash Management Portfolio

Seligman Common Stock Portfolio

Seligman Communications and Information Portfolio

Seligman Frontier Portfolio

Seligman Global Growth Portfolio

Seligman Global Smaller Companies Portfolio

Seligman Global Technology Portfolio

Seligman High-Yield Bond Portfolio

Seligman Income Portfolio

Seligman International Growth Portfolio


Seligman Investment Grade Fixed Income Portfolio


Seligman Large-Cap Growth Portfolio

Seligman Large-Cap Value Portfolio

Seligman Small-Cap Value Portfolio

The Fund's Portfolios are offered only to separate accounts (Accounts) of participating insurance companies to fund benefits of variable annuity and variable life insurance contracts (Contracts). The Accounts may invest in shares of the Portfolios in accordance with allocation instructions received from the owners of the Contracts. Such allocation rights and information on how to purchase or surrender a Contract, as well as sales charges and other expenses imposed by the Contracts on their owners, are further described in the separate prospectuses and disclosure documents issued by the participating insurance companies and accompanying this Prospectus. The Fund reserves the right to reject any order for the purchase of shares of a Portfolio.

Each Portfolio offers two classes of shares: Class 1 shares and Class 2 shares. This Prospectus offers only Class 1 shares and is for use with Accounts that make Class 1 shares available to Contract owners.

Each Portfolio has its own investment objectives, strategies and risks. A discussion of each Portfolio begins on the next page.

Due to differences of tax treatment and other considerations, there is a possibility that the interests of various contract owners who own shares of a particular Portfolio may conflict. The Board of Directors monitors events in order to identify any disadvantages resulting from material irreconcilable conflicts and to determine what action, if any, should be taken in response.

A Portfolio may, from time to time, take temporary defensive positions that are inconsistent with its principal strategies in seeking to minimize extreme volatility caused by adverse market, economic, or other conditions. This could prevent a Portfolio from achieving its objectives.

A Portfolio's investment objectives and any fundamental policies may be changed only with shareholder approval. If a change of objectives or any fundamental policies is proposed, Contract owners will be asked to give voting instructions to the participating insurance companies. The principal investment strategies may be changed without shareholder approval. Any changes to these strategies, however, must be approved by the Fund's Board of Directors.

An investment in any of the Portfolios is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

You should read the information about a particular Portfolio before making an investment decision about that Portfolio.

There is no guarantee a Portfolio will achieve its objectives.

Seligman Capital Portfolio

Investment Objective

The Portfolio's objective is capital appreciation.

Principal Investment Strategies

The Portfolio uses the following principal strategies to seek its objective:

Generally, the Portfolio invests primarily in the common stock of medium-sized US companies. The investment manager chooses common stocks for the Portfolio using both quantitative and fundamental analysis. This means the investment manager first screens companies for past growth in sales and earnings, as well as a strong balance sheet (e.g., low ratio of debt to total capital). In selecting individual securities for investment, the investment manager then looks to identify medium-sized companies that it believes display one or more of the following:

o     Proven track record

o     Strong management

o     Multiple product lines

o Potential for improvement in overall operations (a catalyst for growth in revenues and/or earnings)

o     Positive supply and demand outlook for its industry

--------------------------------------------------------------------------------
Medium-Sized Companies:

Companies with market capitalizations, at the time of purchase by the Portfolio, of between $1 billion and $10 billion.
--------------------------------------------------------------------------------

The investment manager also looks at the forecasted earnings of a company considered for investment to determine if the company has the potential for above-average growth.

The Portfolio will generally sell a stock when the investment manager believes that the company or industry fundamentals have deteriorated or the company's catalyst for growth is already reflected in the stock's price (i.e., the stock is fully valued).

The Portfolio primarily invests in common stocks. However, the Portfolio may also invest in preferred stocks, securities convertible into common stocks, common stock rights or warrants, and debt securities if the investment manager believes they offer capital appreciation opportunities.

The Portfolio may invest up to 15% of its net assets in illiquid securities (i.e., securities that cannot be readily sold) and may invest up to 10% of its total assets directly in foreign securities. The Portfolio generally does not invest a significant amount, if any, in illiquid or foreign securities. The Portfolio may borrow money from time to time to purchase securities.


The Portfolio may also invest up to 10% of its assets in exchange-traded funds ("ETFs"). ETFs are traded, like individual stocks, on an exchange, but they represent baskets of securities that seek to track the performance of certain indices. The indices include not only broad-market indices but more specific indices as well, including those relating to particular sectors, countries and regions. The Portfolio may invest in ETFs for short-term cash management purposes or as part of its overall investment strategy.

The Fund's Board of Directors may change the parameters by which "medium-sized companies" are defined if it concludes that such a change is appropriate.


Principal Risks

Stock prices fluctuate. Therefore, as with any portfolio that invests in stocks, the Portfolio's net asset value will fluctuate, especially in the short term. You may experience a decline in the value of your investment and you could lose money if you sell your shares at a price lower than you paid for them.

The Portfolio's performance may be affected by the broad investment environment in the US or international securities markets, which is influenced by, among other things, interest rates, inflation, politics, fiscal policy, and current events.


The Portfolio may not invest 25% or more of its total assets in securities of companies in any one industry. The Portfolio may, however, invest a substantial percentage of its assets in certain industries which the investment manager believes offer good investment opportunities. If an industry in which the Portfolio is invested falls out of favor, the Portfolio's performance may be negatively affected.


Foreign securities or illiquid securities in the Portfolio's investment portfolio involve higher risk and may subject the Portfolio to higher price volatility. Investing in securities of foreign issuers involves risks not associated with US investments, including settlement risks, currency fluctuations, foreign taxation, differences in financial reporting practices, and changes in political conditions.


If the Portfolio invests in ETFs, shareholders would bear not only their proportionate share of the Portfolio's expenses (including operating expenses and advisory fees), but also similar expenses of the ETFs.


The Portfolio may actively and frequently trade securities in its portfolio to carry out its principal strategies. A high portfolio turnover rate increases transaction costs, which may increase the Portfolio's expenses.

Seligman Capital Portfolio

Past Performance


The information below provides some indication of the risks of investing in the Portfolio by showing how the performance of Class 1 shares of the Portfolio has varied year to year, as well as how its performance compares to two widely-used measures of performance. How the Portfolio has performed in the past, however, is not necessarily an indication of how it will perform in the future.


Class 1 annual total returns presented in the bar chart and average annual total returns presented in the table do not reflect the effect of any administration fees or sales charges imposed by the Contracts on their owners. If these expenses were included, the returns would be lower. Both the bar chart and table assume that all dividends and capital gain distributions were reinvested.

Class 1 Annual Total Returns - Calendar Years

  [THE FOLLOWING TABLE WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL.]

 1993      1994       1995      1996     1997      1998      1999      2000      2001      2002
------    -------    ------    -------  ------    ------    ------    ------    ------    ------
11.65%    -4.59%     27.17%    14.51%   21.31%    22.19%    53.33%     8.50%   -15.97%   -32.98%


              Best quarter return: 44.77% - quarter ended 12/31/99.

             Worst quarter return: -30.55% - quarter ended 9/30/01.

Class 1 Average Annual Total Returns - Periods Ended 12/31/02

                                                                            One                    Five                    Ten
                                                                           Year                    Years                  Years
                                                                          -------                 -------                -------
Seligman Capital Portfolio                                                (32.98)%                 2.74%                  7.98%
--------------------------------------------------------------------------------------------------------------------------------
Russell Midcap Growth Index                                               (27.41)                 (1.82)                  6.71
--------------------------------------------------------------------------------------------------------------------------------
Lipper Mid Cap Growth Funds Average                                       (28.31)                  0.12                   8.67
--------------------------------------------------------------------------------------------------------------------------------

----------

The Lipper Mid Cap Growth Funds Average and the Russell Midcap Growth Index are unmanaged benchmarks that assume reinvestment of all distributions. The Lipper Average does not reflect sales charges and the Russell Index does not reflect fees and sales charges.

Note: The Portfolio has been reclassified as a mid-cap growth portfolio by Lipper.

The investment manager, at its discretion, reimbursed expenses of Class 1 shares for certain periods presented. There is no assurance that the investment manager will continue this policy in the future and absent such reimbursement, returns would have been lower.

Fees and Expenses

The table below summarizes the fees and expenses that you may pay as a shareholder of the Portfolio. Annual portfolio operating expenses are deducted from Portfolio assets and are therefore paid indirectly by you and other shareholders of the Portfolio. The table does not reflect any fees or sales charges imposed by the Contracts on their owners.

Annual Portfolio Operating Expenses
(as a percentage of average net assets)

Management Fees......................................................     0.40%
Distribution and/or Service (12b-1) Fees.............................      none
Other Expenses.......................................................     0.41%
                                                                          -----
Total Annual Portfolio Operating Expenses(1).........................     0.81%
                                                                          =====

----------

(1) Reflects total annual portfolio operating expenses as they would have been if certain expense reimbursement arrangements had not been in effect. The total annual operating expenses for the year ended December 31, 2002, taking into consideration this reimbursement arrangement and restated to reflect current fees, were 0.80%. The investment manager can terminate this reimbursement arrangement at any time.

Example

This example is intended to help you compare the costs of investing in the Portfolio with the costs of investing in other mutual funds. It assumes (1) you invest $10,000 in the Portfolio for each period and then sell all of your shares at the end of that period, (2) your investment has a 5% return each year, and
(3) the Portfolio's operating expenses (including the management fee) remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                      1 Year     3 Years     5 Years    10 Years
                                      ------     -------     -------     -------
Class 1                                 $83        $259       $450        $1,002
--------------------------------------------------------------------------------


Portfolio Management

The Portfolio is managed by Seligman's Growth Team, headed by Ms. Marion S. Schultheis. Ms. Schultheis joined Seligman in May 1998 as a Managing Director. She is Vice President of the Fund and has been Portfolio Manager of the Portfolio since May 1998. Ms. Schultheis is also Portfolio Manager of the Seligman Large-Cap Growth Portfolio. In addition, she is Vice President and Portfolio Manager of Seligman Capital Fund, Inc. and Seligman Growth Fund, Inc. Prior to joining Seligman, Ms. Schultheis was a Managing Director at Chancellor LGT from October 1997 to May 1998 and a Senior Portfolio Manager at IDS Advisory Group Inc. from August 1987 to October 1997.

Seligman Cash Management Portfolio

Investment Objectives

The Portfolio's objectives are to preserve capital and to maximize liquidity and current income.

Principal Investment Strategies

The Portfolio uses the following principal strategies to seek its objectives:

The Portfolio invests in US dollar-denominated high-quality money market instruments. Such instruments include obligations of the US Treasury, its agencies or instrumentalities, obligations of domestic and foreign banks (such as certificates of deposit and fixed time deposits), commercial paper and short-term corporate debt securities, and repurchase agreements with respect to these types of instruments.

The Portfolio will invest only in US dollar-denominated securities having a remaining maturity of 13 months (397 days) or less and will maintain a US dollar-weighted average portfolio maturity of 90 days or less.


In seeking to maintain a constant net asset value of $1.00, the Portfolio will limit its investments to securities that, in accordance with guidelines approved by the Fund's Board of Directors, present minimal credit risk. Accordingly, the Portfolio will purchase only US Government securities or securities rated in one of the two highest rating categories assigned to short-term debt securities by at least two nationally recognized statistical rating organizations (such as Moody's Investors Service (Moody's) or Standard & Poor's Ratings Services (S&P), or if not so rated, determined to be of comparable quality).


Determination of quality is made at the time of investment, in accordance with procedures approved by the Fund's Board of Directors. The investment manager continuously monitors the quality of the Portfolio's investments. If the quality of an investment declines, the Portfolio may, in certain limited circumstances, continue to hold it.

Currently, the Portfolio invests only in US Government securities and in securities that are rated in the top category by Moody's and S&P. However, the Portfolio is permitted to invest up to 5% of its assets in securities rated in the second rating category by two rating organizations. The Fund may not invest more than the greater of 1% of its total assets or $1,000,000 in any one security in the second rating category.

Principal Risks

An investment in the Portfolio is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Portfolio seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Portfolio.

Yield and total return of the Portfolio will fluctuate with fluctuations in the yields of the securities held by the Portfolio. In periods of declining interest rates, the yields of the securities held by the Portfolio will tend to be somewhat higher than prevailing market rates, and in periods of rising interest rates, the yields of securities held by the Portfolio will tend to be lower than market rates. Additionally, when interest rates are falling, the inflow of new money to the Portfolio from sales of its shares will likely be invested in securities producing lower yields than the balance of the Portfolio's assets, reducing the current yield of the Portfolio. In periods of rising interest rates, the opposite may be true.

Repurchase agreements in which the Portfolio invests could involve certain risks in the event of the default by the seller, including possible delays and expenses in liquidating the securities underlying the agreement, decline in the value of the underlying securities and loss of interest.

Investments in foreign banks and foreign branches of US banks involve certain risks not generally associated with investments in US banks. While US banks and US branches of foreign banks are required to maintain certain reserves and are subject to other regulations, these requirements and regulations may not apply to foreign banks or foreign branches of US banks. Investments in foreign banks or foreign branches may also be subject to other risks, including political or economic developments, the seizure or nationalization of foreign deposits and the establishments of exchange controls or other restrictions.

Seligman Cash Management Portfolio

Past Performance

The information below provides some indication of the risks of investing in the Portfolio by showing how the performance of Class 1 shares of the Portfolio has varied year to year. How the Portfolio has performed in the past, however, is not necessarily an indication of how it will perform in the future.

Class 1 annual total returns presented in the bar chart and average annual total returns presented in the table do not reflect the effect of any administration fees or sales charges imposed by the Contracts on their owners. If these expenses were included, the returns would be lower. Both the bar chart and table assume that all dividends were reinvested.

Class 1 Annual Total Returns - Calendar Years

  [THE FOLLOWING TABLE WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL.]

 1993      1994       1995      1996     1997      1998      1999      2000      2001      2002
------    -------    ------    -------  ------    ------    ------    ------    ------    ------
 3.00%     4.03%      5.60%     5.43%    5.52%     5.42%     5.07%     6.38%     3.88%     1.00%


              Best quarter return: 1.65% - quarter ended 12/31/00.

              Worst quarter return: 0.21% - quarter ended 12/31/02.

Class 1 Average Annual Total Returns - Periods Ended 12/31/02

                               One              Five              Ten
                              Year             Years             Years
                             -------          -------           -------
                              1.00%            4.33%             4.47%
--------------------------------------------------------------------------------

----------

The Portfolio's 7-day yield as of December 31, 2002 was 0.66%.

The investment manager, at its discretion, reimbursed expenses and/or waived management fees of Class 1 shares for certain periods presented. There is no assurance that the investment manager will continue this policy in the future and absent such reimbursement, returns would have been lower.

Fees and Expenses

The table below summarizes the fees and expenses that you may pay as a shareholder of the Portfolio. Annual portfolio operating expenses are deducted from Portfolio assets and are therefore paid indirectly by you and other shareholders of the Portfolio. The table does not reflect any fees or sales charges imposed by the Contracts on their owners.

Annual Portfolio Operating Expenses
(as a percentage of average net assets)

Management Fees .......................................................    0.40%
Distribution and/or Service (12b-1) Fees ..............................    none
Other Expenses ........................................................    0.29%
                                                                           -----
Total Annual Portfolio Operating Expenses .............................    0.69%
                                                                           =====

Example

This example is intended to help you compare the costs of investing in the Portfolio with the costs of investing in other mutual funds. It assumes (1) you invest $10,000 in the Portfolio for each period and then sell all of your shares at the end of that period, (2) your investment has a 5% return each year, and
(3) the Portfolio's operating expenses (including the management fee) remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                        1 Year        3 Years           5 Years         10 Years
                        ------        -------           -------          -------
Class 1                   $70           $221             $384               $859
--------------------------------------------------------------------------------

Seligman Common Stock Portfolio

Investment Objectives

The Portfolio's objectives are to produce favorable, but not the highest, current income and long-term growth of both income and capital value, without exposing capital to undue risk.

Principal Investment Strategies

The Portfolio uses the following principal investment strategies to seek its investment objectives:

Generally, the Portfolio invests at least 80% of its net assets in common stocks that are broadly diversified among a number of industries. The Portfolio usually invests in the common stock of larger US companies; however, it may invest in companies of any size. The Portfolio may also invest in fixed-income securities and cash equivalents.

The investment manager employs a three part investment strategy, consisting of:
(1) analytical security evaluation; (2) portfolio construction; and (3) fundamental analysis. The final portfolio composition is a reflection of these analytical and qualitative techniques.

Security Evaluation. The investment manager applies analytical techniques to rank a broad universe of stocks based on a number of factors. The factors may include projected earnings, earnings surprise forecasts, projected cash flow, price momentum, historical income and balance sheet items, and other factors.

Portfolio Construction. Once the attractiveness of the stocks is established, the investment manager applies quantitative techniques to suggest an optimal portfolio to pursue the Portfolio's investment objectives. In this phase, weightings are assigned to the stocks being considered for investment. The investment manager considers the risk and expected return of the overall portfolio, the expected dividend and other income to be generated by the recommended portfolio, and exposure by sector, industry, market capitalization and other categories.

Fundamental Analysis. Before changing the portfolio composition, the investment manager reviews the buy and sell recommendations generated during the first two investment steps, and will consider additional information available about a particular security that could not be captured by the analytical approach. The investment manager does this by applying traditional fundamental research. This means the investment manager concentrates on individual company fundamentals, focusing on companies that the investment manager believes are well managed and possess the opportunity for earnings growth. Using this qualitative information, the investment manager may adjust the weightings and, in some cases, may eliminate a stock completely from consideration. This may result in changes to the suggested trades generated during the portfolio construction phase.

The Portfolio may purchase American Depositary Receipts (ADRs), which are publicly traded instruments generally issued by domestic banks or trust companies that represent a security of a foreign issuer. The Portfolio may invest up to 15% of its net assets in illiquid securities (i.e., securities that cannot be readily sold) and may invest up to 10% of its total assets directly in foreign securities. The limit on foreign securities does not include ADRs, or commercial paper and certificates of deposit issued by foreign banks. The Portfolio generally does not invest a significant amount, if any, in illiquid or foreign securities.


The Portfolio may also invest up to 10% of its assets in exchange-traded funds ("ETFs"). ETFs are traded, like individual stocks, on an exchange, but they represent baskets of securities that seek to track the performance of certain indices. The indices include not only broad-market indices but more specific indices as well, including those relating to particular sectors, countries and regions. The Portfolio may invest in ETFs for short-term cash management purposes or as part of its overall investment strategy.


Principal Risks

Stock prices fluctuate. Therefore, as with any portfolio that invests in stocks, the Portfolio's net asset value will fluctuate, especially in the short term. You may experience a decline in the value of your investment and you could lose money if you sell your shares at a price lower than you paid for them.


The Portfolio may not invest 25% or more of its total assets in securities of companies in any one industry. The Portfolio may, however, invest a substantial percentage of its assets in certain industries believed to offer good investment opportunities. If an industry in which the Portfolio is invested falls out of favor, the Portfolio's performance may be negatively affected.


The Portfolio's performance may be affected by the broad investment environment in the US or international securities markets, which is influenced by, among other things, interest rates, inflation, politics, fiscal policy, and current events.

Foreign securities or illiquid securities in the Portfolio's investment portfolio involve higher risk and may subject the Portfolio to higher price volatility. Investing in securities of foreign issuers involves risks not associated with US investments, including settlement risks, currency fluctuations, foreign taxation, differences in financial reporting practices, and changes in political conditions.


If the Portfolio invests in ETFs, shareholders would bear not only their proportionate share of the Portfolio's expenses (including operating expenses and advisory fees), but also similar expenses of the ETFs.


The Portfolio may actively and frequently trade securities in its portfolio to carry out its principal strategies. A high portfolio turnover rate increases transaction costs which may increase the Portfolio's expenses.

Seligman Common Stock Portfolio

Past Performance


The information below provides some indication of the risks of investing in the Portfolio by showing how the performance of Class 1 shares of the Portfolio has varied year to year, as well as how its performance compares to two widely-used measures of performance. How the Portfolio has performed in the past, however, is not necessarily an indication of how it will perform in the future.


Class 1 annual total returns presented in the bar chart and average annual total returns presented in the table do not reflect the effect of any administration fees or sales charges imposed by the Contracts on their owners. If these expenses were included, the returns would be lower. Both the bar chart and table assume that all dividends and capital gain distributions were reinvested.

Class 1 Annual Total Returns - Calendar Years

  [THE FOLLOWING TABLE WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL.]

 1993      1994       1995      1996     1997      1998      1999      2000      2001      2002
------    -------    ------    -------  ------    ------    ------    ------    ------    ------
11.94%     0.04%     27.28%    20.08%   21.31%    24.16%    13.15%   -10.53%   -12.24%   -27.16%


              Best quarter return: 19.11% - quarter ended 12/31/98.

             Worst quarter return: -18.62% - quarter ended 9/30/02.

Class 1 Average Annual Total Returns - Periods Ended 12/31/02

                                                         One                    Five                    Ten
                                                        Year                    Years                  Years
                                                       -------                 -------                -------
Seligman Common Stock Portfolio                        (27.16)%                (4.28)%                 5.25%
-------------------------------------------------------------------------------------------------------------
S&P 500 Index                                          (22.10)                 (0.59)                  9.34
-------------------------------------------------------------------------------------------------------------
Lipper Large Cap Core Funds Average                    (23.49)                 (1.85)                  7.51
-------------------------------------------------------------------------------------------------------------

----------

The Lipper Large Cap Core Funds Average and the S&P 500 Index are unmanaged benchmarks that assumes investment of dividends and/or capital gains distributions. The Lipper Average excludes the effect of sales charges and the S&P 500 Index excludes the effect of fees and sales charges.

Note: The Portfolio has been reclassified as a large-cap core portfolio by Lipper.

Fees and Expenses

The table below summarizes the fees and expenses that you may pay as a shareholder of the Portfolio. Annual portfolio operating expenses are deducted from Portfolio assets and are therefore paid indirectly by you and other shareholders of the Portfolio. The table does not reflect any fees or sales charges imposed by the Contracts on their owners.

Annual Portfolio Operating Expenses
(as a percentage of average net assets)

Management Fees .........................................................  0.40%
Distribution and/or Service (12b-1) Fees ................................  none
Other Expenses ..........................................................  0.20%
                                                                           -----
Total Annual Portfolio Operating Expenses ...............................  0.60%
                                                                           =====

Example

This example is intended to help you compare the costs of investing in the Portfolio with the costs of investing in other mutual funds. It assumes (1) you invest $10,000 in the Portfolio for each period and then sell all of your shares at the end of that period, (2) your investment has a 5% return each year, and
(3) the Portfolio's operating expenses (including the management fee) remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                       1 Year         3 Years          5 Years         10 Years
                       ------         -------          -------         --------
Class 1                  $61            $192            $335               $750
--------------------------------------------------------------------------------


Portfolio Management

The Portfolio is managed by Seligman's Disciplined Investment Group, which is headed by Mr. Ben-Ami Gradwohl, Ph.D. and Mr. David Guy, Ph.D. Messrs. Gradwohl and Guy are Vice Presidents of the Fund and Co-Portfolio Managers of the Portfolio since January 2002. They are also Vice Presidents and Co-Portfolio Managers of Seligman Common Stock Fund, Inc. and Tri-Continental Corporation. In addition, Mr. Gradwohl is Co-Portfolio Manager of Seligman Income Portfolio and Vice President and Co-Portfolio Manager of Seligman Income and Growth Fund, Inc.

Mr. Gradwohl joined Seligman as a Managing Director in January 2000. From 1996 to 1999, Mr. Gradwohl was a Portfolio Manager at Nicholas-Applegate Capital Management. During his tenure there, he managed U.S. systematic large-cap portfolios, tax-efficient strategies, an aggressive U.S. equity offshore fund, a long-short hedge fund and international equity investments.

Mr. Guy joined Seligman as a Managing Director in January 2000. From 1997 to 1999, Mr. Guy was a Portfolio Manager for U.S. mid-cap securities in the Systematic Investment Group at Nicholas-Applegate Capital Management. During the winter semester of 1997, he was a Visiting Associate Professor with the Department of Statistics at the University of California, Riverside.

Seligman Communications and Information Portfolio

Investment Objective

The Portfolio's objective is capital gain.

Principal Investment Strategies

The Portfolio uses the following principal strategies to seek its objective:

The Portfolio invests at least 80% of its net assets in securities of companies operating in the communications, information and related industries. The Portfolio may invest in companies of any size.

The Portfolio may invest in securities of large companies that now are well established in the world communications and information market and can be expected to grow with the market. The Portfolio may also invest in small-to-medium size companies that the investment manager believes provide opportunities to benefit from the rapidly changing technologies and the expansion of the communications, information and related industries.

The Portfolio uses a bottom-up stock selection approach. This means that the investment manager uses extensive in-depth research into specific companies in the communications, information and related industries to find those companies that it believes offer the greatest prospects for future growth. In selecting individual securities, the investment manager looks for companies that it believes display or are expected to display:

      o     Robust growth prospects

      o     High profit margins or return on capital

      o     Attractive valuation relative to expected earnings or cash flow

      o     Quality management

      o     Unique competitive advantages

The Portfolio generally sells a stock if the investment manager believes its target price is reached, its earnings are disappointing, its revenue growth has slowed, or its underlying fundamentals have deteriorated.

The Portfolio primarily invests in common stocks. However, the Portfolio may also invest in securities convertible into or exchangeable for common stocks, in rights and warrants to purchase common stocks, and in debt securities or preferred stocks believed to provide opportunities for capital gain.

The Portfolio may purchase American Depositary Receipts (ADRs), which are publicly traded instruments generally issued by domestic banks or trust companies that represent a security of a foreign issuer. The Portfolio may invest up to 15% of its net assets in illiquid securities (i.e., securities that cannot be readily sold) and may invest up to 10% of its total assets directly in foreign securities. The limit on foreign securities does not include ADRs, or commercial paper and certificates of deposit issued by foreign banks. The Portfolio may also purchase put options in an attempt to hedge against a decline in the price of securities it holds. A put option gives the Portfolio the right to sell an underlying security at a particular price during a fixed period.


The Portfolio may also invest up to 10% of its assets in exchange-traded funds ("ETFs"). ETFs are traded, like individual stocks, on an exchange, but they represent baskets of securities that seek to track the performance of certain indices. The indices include not only broad-market indices but more specific indices as well, including those relating to particular sectors, countries and regions. The Portfolio may invest in ETFs for short-term cash management purposes or as part of its overall investment strategy.


Principal Risks

Stock prices fluctuate. Therefore, as with any portfolio that invests in stocks, the Portfolio's net asset value will fluctuate. You may experience a decline in the value of your investment and you could lose money if you sell your shares at a price lower than you paid for them.

The Portfolio concentrates its investments in companies in the communications, information and related industries. Therefore, the Portfolio may be susceptible to factors affecting these industries and the Portfolio's net asset value may fluctuate more than a fund that invests in a wider range of industries. In addition, the rapid pace of change within many of these industries tends to create a more volatile operating environment than in other industries.

Stocks of companies in the technology sector, like those in which the Portfolio may invest, recently experienced a period of strong performance, followed by a period of volatility and negative performance. If this negative performance continues, the value of technology stocks may decline further.

The Portfolio may be negatively affected by the broad investment environment in the international or US securities markets, which is influenced by, among other things, interest rates, inflation, politics, fiscal policy, and current events.

Illiquid securities, foreign securities, or options in the Portfolio's investment portfolio involve higher risk and may subject the Portfolio to higher price volatility. Investing in securities of foreign issuers involves risks not associated with US investments, including settlement risks, currency fluctuations, foreign taxation, differences in financial reporting practices, and changes in political conditions.


If the Portfolio invests in ETFs, shareholders would bear not only their proportionate share of the Portfolio's expenses (including operating expenses and advisory fees), but also similar expenses of the ETFs.


The Portfolio may actively and frequently trade stocks in its portfolio to carry out its principal strategies. A high portfolio turnover rate increases transaction costs which may increase the Portfolio's expenses.

Seligman Communications and Information Portfolio

Past Performance


The information below provides some indication of the risks of investing in the Portfolio by showing how the performance of Class 1 shares of the Portfolio has varied year to year, as well as how its performance compares to three widely-used measures of performance. How the Portfolio has performed in the past, however, is not necessarily an indication of how it will perform in the future.


Class 1 annual total returns presented in the bar chart and average annual total returns presented in the table do not reflect the effect of any administration fees or sales charges imposed by the Contracts on their owners. If these expenses were included, the returns would be lower. Both the bar chart and table assume that all dividends and capital gain distributions were reinvested.

Class 1 Annual Total Returns - Calendar Years

  [THE FOLLOWING TABLE WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL.]

 1995      1996       1997      1998      1999      2000      2001      2002
------    -------    ------    ------    ------    ------    ------    ------
38.55%     8.81%     22.22%    36.49%    85.81%   -36.19%    5.34%    -36.06%


              Best quarter return: 45.09% - quarter ended 12/31/99.

             Worst quarter return: -30.44% - quarter ended 9/30/01.

Class 1 Average Annual Total Returns - Periods Ended 12/31/02

                                                                            One                Five            Since Inception
                                                                           Year                Years              10/11/94
                                                                          -------             -------        -------------------
Seligman Communications and Information Portfolio                        (36.06)%              1.74%               9.42%
------------------------------------------------------------------------------------------------------------------------------------
S&P 500 Index                                                            (22.10)              (0.59)               9.82
------------------------------------------------------------------------------------------------------------------------------------
Goldman Sachs Technology Index                                           (40.27)              (3.27)                n/a
------------------------------------------------------------------------------------------------------------------------------------
Lipper Science & Technology Funds Average                                (42.94)              (1.96)               7.93(1)
------------------------------------------------------------------------------------------------------------------------------------


----------


The Standard & Poor's 500 Composite Price Index (S&P 500 Index), the Lipper Science & Technology Funds Average and the Goldman Sachs Technology Index are unmanaged benchmarks that assume the reinvestment of all distributions. The Lipper Average excludes the effect of sales charges and the S&P 500 Index and Goldman Sachs Technology Index exclude the effect of fees and sales charges.

(1)   From October 13, 1994.

Note: The JP Morgan H&Q Technology Index is no longer available and was replaced by the Goldman Sachs Technology Index, which has an inception date of August 31, 1996.

Fees and Expenses

The table below summarizes the fees and expenses that you may pay as a shareholder of the Portfolio. Annual portfolio operating expenses are deducted from Portfolio assets and are therefore paid indirectly by you and other shareholders of the Portfolio. The table does not reflect any fees or sales charges imposed by the Contracts on their owners.

Annual Portfolio Operating Expenses
(as a percentage of average net assets)

Management Fees..........................................................  0.75%
Distribution and/or Service (12b-1) Fees.................................   none
Other Expenses...........................................................  0.23%
                                                                           -----
Total Annual Portfolio Operating Expenses................................  0.98%
                                                                           =====

Example

This example is intended to help you compare the costs of investing in the Portfolio with the costs of investing in other mutual funds. It assumes (1) you invest $10,000 in the Portfolio for each period and then sell all of your shares at the end of that period, (2) your investment has a 5% return each year, and
(3) the Portfolio's operating expenses (including the management fee) remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                     1 Year          3 Years           5 Years          10 Years
                     ------          -------           -------          --------
Class 1               $100             $312             $542              $1,201
--------------------------------------------------------------------------------


Portfolio Management

The Portfolio is managed by Seligman's Technology Group, headed by Mr. Paul H. Wick. Mr. Wick, a Director and Managing Director of Seligman, is Vice President of the Fund and has been Portfolio Manager of the Portfolio since its inception. Mr. Wick has been Vice President and Portfolio Manager of Seligman Communications and Information Fund, Inc. since January 1990 and December 1989, respectively. Mr. Wick has been a Managing Director of Seligman since January 1995 and a Director of Seligman since November 1997.

Seligman Frontier Portfolio

Investment Objective

The Portfolio's objective is growth of capital. Income may be considered but is incidental to the Portfolio's investment objective.

Principal Investment Strategies

The Portfolio uses the following principal strategies to seek its objective:

The Portfolio generally invests at least 65% of its total assets in the common stock of small US companies. Companies are selected for their growth prospects. The Portfolio uses a bottom-up stock selection approach. This means that the investment manager concentrates on individual company fundamentals, rather than on a particular market sector. The Portfolio maintains a disciplined investment process that focuses on downside risks as well as upside potential. In selecting investments, the investment manager looks to identify companies that typically display one or more of the following:

o     Positive operating cash flows

o     Management ownership

o     A unique competitive advantage

o     Historically high returns on capital

--------------------------------------------------------------------------------
Small Companies:

Companies with market capitalizations, at the time of purchase by the Portfolio, of $2 billion or less.
--------------------------------------------------------------------------------

The Portfolio generally sells a stock if its target price is reached, its earnings are disappointing, its revenue growth slows, or its underlying fundamentals deteriorate.

Although the Portfolio generally concentrates its investments in common stocks, it may invest up to 35% of its assets in preferred stocks, securities convertible into common stocks, and stock purchase warrants if the investment manager believes they offer capital growth opportunities. The Portfolio may also invest in American Depositary Receipts (ADRs), which are publicly-traded instruments generally issued by domestic banks or trust companies that represent a security of a foreign issuer. ADRs are quoted and settled in US dollars. The Portfolio uses the same criteria in evaluating these securities as it does for common stocks.

The Portfolio may invest up to 15% of its net assets in illiquid securities (i.e., securities that cannot be readily sold), and may invest up to 10% of its total assets directly in foreign securities. The limit on foreign securities does not include ADRs, or commercial paper and certificates of deposit issued by foreign banks. The Portfolio may also purchase put options in an attempt to hedge against a decline in the price of securities it holds in its portfolio and may lend portfolio securities. A put option gives the Portfolio the right to sell an underlying security at a particular price during a fixed period. The Portfolio generally does not invest a significant amount of its assets, if any, in illiquid securities, foreign securities, or put options.


The Portfolio may also invest up to 10% of its assets in exchange-traded funds ("ETFs"). ETFs are traded, like individual stocks, on an exchange, but they represent baskets of securities that seek to track the performance of certain indices. The indices include not only broad-market indices but more specific indices as well, including those relating to particular sectors, countries and regions. The Portfolio may invest in ETFs for short-term cash management purposes or as part of its overall investment strategy.


The Fund's Board of Directors may change the definition of "small companies" if it concludes that such a change is appropriate.

Principal Risks

Stock prices fluctuate. Therefore, as with any portfolio that invests in stocks, the Portfolio's net asset value will fluctuate, especially in the short term. You may experience a decline in the value of your investment and you could lose money if you sell your shares at a price lower than you paid for them.

Investments in smaller companies typically involve greater risks than investments in larger companies. Small company stocks, as a whole, may experience larger price fluctuations than large-company stocks or other types of investments. Some small companies may have shorter operating histories, less experienced management and limited product lines, markets, and financial or managerial resources.


The Portfolio may not invest 25% or more of its total assets in securities of companies in any one industry. The Portfolio may, however, invest a substantial percentage of its assets in certain industries that the investment manager believes offer good investment opportunities. If an industry in which the Portfolio is invested falls out of favor, the Portfolio's performance may be negatively affected.


The Portfolio may also be negatively affected by the broad investment environment in the US or international securities markets, which is influenced by, among other things, interest rates, inflation, politics, fiscal policy, and current events.

Foreign securities, illiquid securities, or options in the Portfolio's investment portfolio involve higher risk and may subject the Portfolio to higher price volatility. Investing in securities of foreign issuers involves risks not associated with US investments, including settlement risks, currency fluctuations, foreign taxation, differences in financial reporting practices, and changes in political conditions.


If the Portfolio invests in ETFs, shareholders would bear not only their proportionate share of the Portfolio's expenses (including operating expenses and advisory fees), but also similar expenses of the ETFs.


The Portfolio may actively and frequently trade securities in its portfolio to carry out its principal strategies. A high portfolio turnover rate increases transaction costs which may increase the Portfolio's expenses.

Seligman Frontier Portfolio

Past Performance


The information below provides some indication of the risks of investing in the Portfolio by showing how the performance of Class 1 shares of the Portfolio has varied year to year, as well as how its performance compares to two widely-used measures of performance. How the Portfolio has performed in the past, however, is not necessarily an indication of how it will perform in the future.


Class 1 annual total returns presented in the bar chart and average annual total returns presented in the table do not reflect the effect of any administration fees or sales charges imposed by the Contracts on their owners. If these expenses were included, the returns would be lower. Both the bar chart and table assume that all dividends and capital gain distributions were reinvested.

Class 1 Annual Total Returns - Calendar Years

  [THE FOLLOWING TABLE WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL.]

 1995      1996       1997      1998      1999      2000      2001      2002
------    -------    ------    ------    ------    ------    ------    ------
33.28%    23.93%     16.33%    -1.46%    16.59%   -15.83%    -7.35%   -26.52%


              Best quarter return: 28.95% - quarter ended 12/31/99.

             Worst quarter return: -23.61% - quarter ended 9/30/98.

Class 1 Average Annual Total Returns - Periods Ended 12/31/02

                                                                            One                Five            Since Inception
                                                                           Year                Years              10/11/94
                                                                          -------             -------        -------------------
Seligman Frontier Portfolio                                              (26.52)%             (8.02)%              3.61%
------------------------------------------------------------------------------------------------------------------------------------
Russell 2000 Growth Index                                                (30.27)              (6.59)               1.83
------------------------------------------------------------------------------------------------------------------------------------
Lipper Small Cap Growth Funds Average                                    (29.93)              (0.25)               8.11(1)
------------------------------------------------------------------------------------------------------------------------------------

----------

The Lipper Small Cap Growth Funds Average and the Russell 2000 Growth Index are unmanaged benchmarks that assume investment of all distributions. The Lipper Average does not reflect sales charges, and the Russell Index does not reflect fees and sales charges.


(1)   From October 13, 1994.


The investment manager, at its discretion, reimbursed expenses of Class 1 shares for certain periods presented. There is no assurance that the investment manager will continue this policy in the future and absent such reimbursement, returns would have been lower.

Fees and Expenses

The table below summarizes the fees and expenses that you may pay as a shareholder of the Portfolio. Annual portfolio operating expenses are deducted from Portfolio assets and are therefore paid indirectly by you and other shareholders of the Portfolio. The table does not reflect any fees or sales charges imposed by the Contracts on their owners.

Annual Portfolio Operating Expenses
(as a percentage of average net assets)

Management Fees.........................................................   0.75%
Distribution and/or Service (12b-1) Fees................................    none
Other Expenses..........................................................   0.48%
                                                                           -----
Total Annual Portfolio Operating Expenses...............................   1.23%
                                                                           =====

Example

This example is intended to help you compare the costs of investing in the Portfolio with the costs of investing in other mutual funds. It assumes (1) you invest $10,000 in the Portfolio for each period and then sell all of your shares at the end of that period, (2) your investment has a 5% return each year, and
(3) the Portfolio's operating expenses (including the management fee) remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                      1 Year           3 Years           5 Years        10 Years
                      ------           -------           -------         -------
Class 1                $125              $390             $676            $1,489
--------------------------------------------------------------------------------


Portfolio Management

The Portfolio is managed by Seligman's Small Company Growth Team, headed by Mr. Frederick J. Ruvkun, a Managing Director of Seligman. Mr. Ruvkun, who joined Seligman in January 1997, is Vice President of the Fund and has been Portfolio Manager of the Portfolio since February 2002. He is also Vice President and Portfolio Manager of Seligman Frontier Fund, Inc. Prior to joining Seligman, Mr. Ruvkun was a portfolio manager for Bessemer Trust since 1993. Previously, he had been a technology analyst at Morgan Stanley Asset Management and a sell-side technology analyst at Morgan Stanley.

Seligman Global Growth Portfolio

Investment Objective

The Portfolio's objective is long-term capital appreciation.

Principal Investment Strategies

The Portfolio uses the following principal strategies to seek its objective:

The Portfolio invests primarily in equity securities of non-US and US growth companies that have the potential to benefit from global economic or social trends. The Portfolio may invest in companies of any size, domiciled in any country. Typically, the Portfolio will invest in several countries in different geographic regions.

The Portfolio uses an investment style that combines macro analysis of global trends with in-depth research of individual companies. This means that the investment manager analyzes the rapidly changing world to identify investment themes that it believes will have the greatest impact on global markets, and uses in-depth research to identify attractive companies around the world. The Portfolio focuses on the following macro trends:

      o Economic liberalization and the flow of capital through global trade and investment

      o     Globalization of the world's economy

      o The expansion of technology as an increasingly important influence on society

      o     Increased awareness of the importance of protecting the environment

      o The increase in life expectancy leading to changes in consumer demographics and a greater need for healthcare, personal security, and leisure

In selecting individual securities, the investment manager looks to identify companies that it believes display one or more of the following:

      o Attractive pricing relative to earnings forecasts or other valuation criteria (e.g., return on equity)

      o     Quality management and equity ownership by executives

      o A unique competitive advantage (e.g., market share, proprietary products)

      o     Market liquidity

      o     Potential for improvement in overall operations

The Portfolio generally sells a stock if its target price is reached, its earnings are disappointing, its revenue growth slows, or its underlying fundamentals deteriorate. The Portfolio may also sell a stock if the investment manager believes that a shifting in global trends may negatively affect a company's outlook.

The Portfolio may invest in all types of securities, many of which will be denominated in currencies other than the US dollar. Although the Portfolio normally invests in equity securities, the Portfolio may invest up to 25% of its assets in preferred stock and investment grade or comparable quality debt securities. The Portfolio may also invest in depositary receipts, which are publicly traded instruments generally issued by US or foreign banks or trust companies that represent securities of foreign issuers.

The Portfolio may invest up to 15% of its assets in illiquid securities (i.e., securities that cannot be readily sold), and may from time to time enter into forward foreign currency exchange contracts in an attempt to manage the risk of adverse changes in currencies. The Portfolio may also purchase put options in an attempt to hedge against a decline in the price of securities it holds. A put option gives the Portfolio the right to sell an underlying security at a particular price during a fixed period.


The Portfolio may also invest up to 10% of its assets in exchange-traded funds ("ETFs"). ETFs are traded, like individual stocks, on an exchange, but they represent baskets of securities that seek to track the performance of certain indices. The indices include not only broad-market indices but more specific indices as well, including those relating to particular sectors, countries and regions. The Portfolio may invest in ETFs for short-term cash management purposes or as part of its overall investment strategy.

Seligman Global Growth Portfolio

Principal Risks

Stock prices fluctuate. Therefore, as with any portfolio that invests in stocks, the Portfolio's net asset value will fluctuate. You may experience a decline in the value of your investment and you could lose money if you sell your shares at a price lower than you paid for them.

Investing in securities of foreign issuers involves risks not associated with US investments, including currency fluctuations, foreign taxation, differences in financial reporting practices, and changes in political conditions. There can be no assurance that the Portfolio's foreign investments will present less risk than a portfolio of solely US securities.

The Portfolio seeks to limit the risk of investing in foreign securities by diversifying its investments among different countries, as well as among different regions of the world. Diversification reduces the effect events in any one country will have on the Portfolio's entire investment portfolio. However, a decline in the value of the Portfolio's investments in one country may offset potential gains from investments in another country.

If global trends do not develop as the investment manager expects, the Portfolio's performance could be negatively affected.

The Portfolio may be negatively affected by the broad investment environment in the international or US securities markets, which is influenced by, among other things, interest rates, inflation, politics, fiscal policy, and current events.

Options or illiquid securities in the Portfolio's investment portfolio involve higher risk and may subject the Portfolio to higher price volatility.


If the Portfolio invests in ETFs, shareholders would bear not only their proportionate share of the Portfolio's expenses (including operating expenses and advisory fees), but also similar expenses of the ETFs.


The Portfolio may actively and frequently trade securities in its portfolio to carry out its principal strategies. A high portfolio turnover rate increases transaction costs which may increase the Portfolio's expenses.

Seligman Global Growth Portfolio

Past Performance


The information below provides some indication of the risks of investing in the Portfolio by showing how the performance of Class 1 shares of the Portfolio has varied year to year, as well as how its performance compares to two widely-used measures of performance. How the Portfolio has performed in the past, however, is not necessarily an indication of how it will perform in the future.


Class 1 annual total returns presented in the bar chart and average annual total returns presented in the table do not reflect the effect of any administration fees or sales charges imposed by the Contracts on their owners. If these expenses were included, the returns would be lower. Both the bar chart and table assume that all dividends and capital gain distributions were reinvested.

Class 1 Annual Total Returns - Calendar Years

  [THE FOLLOWING TABLE WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL.]

 1997         1998          1999          2000          2001          2002
------       ------        ------        ------        ------        ------
12.57%       21.60%        52.49%       -15.78%       -19.93%        -24.13%


              Best quarter return: 29.72% - quarter ended 12/31/99.

             Worst quarter return: -18.70% - quarter ended 9/30/02.

Class 1 Average Annual Total Returns - Periods Ended 12/31/02

                                                                            One                Five            Since Inception
                                                                           Year                Years               5/1/96
                                                                          -------             -------        -------------------
Seligman Global Growth Portfolio                                         (24.13)%             (1.05)%              0.87%
---------------------------------------------------------------------------------------------------------------------------------
MSCI World Index                                                         (19.54)              (1.76)               2.02
---------------------------------------------------------------------------------------------------------------------------------
Lipper Global Funds Average                                              (19.71)              (0.65)               2.64(1)
---------------------------------------------------------------------------------------------------------------------------------

----------

The Lipper Global Funds Average and the Morgan Stanley Capital International World Index (MSCI World Index) are unmanaged benchmarks that assume reinvestment of dividends and/or capital gains distributions. The Lipper Average excludes the effect of sales charges and the MSCI World Index excludes the effect of fees and sales charges.

(1)   From April 30, 1996.

Prior to April 1, 2000, the investment manager employed a subadviser that was responsible for providing portfolio management services with regard to the Portfolio's non-US investments.

The investment manager and former subadviser, at their discretion, reimbursed expenses of Class 1 shares for certain periods presented. There is no assurance that the investment manager will continue this policy in the future and absent such reimbursement, returns would have been lower.

Seligman Global Growth Portfolio


Fees and Expenses

The table below summarizes the fees and expenses that you may pay as a shareholder of the Portfolio. Annual portfolio operating expenses are deducted from Portfolio assets and are therefore paid indirectly by you and other shareholders of the Portfolio. The table does not reflect any fees or sales charges imposed by the Contracts on their owners.

Annual Portfolio Operating Expenses
(as a percentage of average net assets)

Management Fees..........................................................  1.00%
Distribution and/or Service (12b-1) Fees.................................   none
Other Expenses...........................................................  1.08%
                                                                           -----
Total Annual Portfolio Operating Expenses(1).............................  2.08%
                                                                           =====

----------

(1) Reflects total annual portfolio operating expenses as they would have been if certain expense reimbursement arrangements had not been in effect. The total annual operating expenses for the year ended December 31, 2002, taking into consideration this reimbursement arrangement and restated to reflect current fees, were 1.40%. The investment manager can terminate this reimbursement arrangement at any time.

Example

This example is intended to help you compare the costs of investing in the Portfolio with the costs of investing in other mutual funds. It assumes (1) you invest $10,000 in the Portfolio for each period and then sell all of your shares at the end of that period, (2) your investment has a 5% return each year, and
(3) the Portfolio's operating expenses (including the management fee) remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                       1 Year         3 Years          5 Years         10 Years
                       ------         -------          -------          -------
Class 1                 $211            $652          $1,119             $2,410
--------------------------------------------------------------------------------


Portfolio Management


The Portfolio is managed by Seligman's Global Investment Group, which is co-headed by Mr. David F. Cooley.

Mr. Cooley, Managing Director of Seligman, is Vice President of the Fund and Portfolio Manager of the Portfolio and the International Growth Portfolio. He is also a Vice President of Seligman Global Fund Series, Inc. and Portfolio Manager of its International Growth Fund and Global Growth Fund. He joined Seligman in October 2000 from Gratry and Company, where he was Managing Director, Investments, responsible for the formation of investment policy and the management of global and international portfolios. Prior to that, he was Director of Global Growth Equity for National City Investment Management Company. Before that, Mr. Cooley was International Equity Portfolio Manager for Society Asset Management.

Seligman Global Smaller Companies Portfolio

Investment Objective

The Portfolio's objective is long-term capital appreciation.

Principal Investment Strategies

The Portfolio uses the following principal strategies to seek its objective:

The Portfolio generally invests at least 80% of its net assets in equity securities of smaller US and non-US companies.

The Portfolio may invest in companies domiciled in any country, although it typically invests in developed countries. The Portfolio will generally invest in several countries in different geographic regions.

--------------------------------------------------------------------------------
Smaller companies:

Companies with market capitalization, at the time of purchase by the Portfolio, equivalent to US $2 billion or less.
--------------------------------------------------------------------------------

The Portfolio uses an investment style that combines macro analysis with research into the attractiveness of individual companies. This means that the investment manager looks to identify countries that it believes offer good investment opportunities, and uses extensive in-depth research to identify attractive smaller companies around the world. The investment manager looks at the following factors when making country allocation decisions:

      o Relative economic growth potential of the various economies and securities markets

      o Political, financial, and social conditions influencing investment opportunities

      o     Investor sentiment

      o     Prevailing interest rates and expected levels of inflation

      o     Market prices relative to historic averages

In selecting individual securities, the investment manager seeks to identify companies that it believes display one or more of the following:

      o Attractive pricing relative to earnings forecasts or other valuation criteria (e.g., return on equity)

      o     Quality management and equity ownership by executives

      o A unique competitive advantage (e.g., market share, proprietary products)

      o     Market liquidity

      o     Potential for improvement in overall operations

The Portfolio generally sells a stock if its target price is reached, its earnings are disappointing, its revenue growth slows, or its underlying fundamentals deteriorate. The Portfolio anticipates that it will continue to hold securities of companies that grow or expand so long as those investments continue to offer prospects of long-term growth.

The Portfolio may invest in all types of securities, many of which will be denominated in currencies other than the US dollar. Although the Portfolio normally invests in equity securities, the Portfolio may invest up to 20% of its assets in preferred stock and investment grade or comparable quality debt securities. The Portfolio may also invest in depositary receipts, which are publicly traded instruments generally issued by US or foreign banks or trust companies that represent securities of foreign issuers. Additionally, the Portfolio may invest up to 20% of its assets in companies with market capitalization of over $2 billion.

The Portfolio may invest up to 15% of its assets in illiquid securities (i.e., securities that cannot be readily sold), and may from time to time enter into forward foreign currency exchange contracts in an attempt to manage the risk of adverse changes in currencies. The Portfolio may also purchase put options in an attempt to hedge against a decline in the price of securities it holds. A put option gives the Portfolio the right to sell an underlying security at a particular price during a fixed period. The Portfolio has no obligation to attempt to hedge currency or other risk. Various factors, including the cost of hedging or market circumstances, may make hedging activity unattractive to the Portfolio.


The Portfolio may also invest up to 10% of its assets in exchange-traded funds ("ETFs"). ETFs are traded, like individual stocks, on an exchange, but they represent baskets of securities that seek to track the performance of certain indices. The indices include not only broad-market indices but more specific indices as well, including those relating to particular sectors, countries and regions. The Portfolio may invest in ETFs for short-term cash management purposes or as part of its overall investment strategy.


The Fund's Board of Directors may change the definition of "smaller companies" if it concludes that such a change is appropriate.

Seligman Global Smaller Companies Portfolio

Principal Risks

Stock prices fluctuate. Therefore, as with any portfolio that invests in stocks, the Portfolio's net asset value will fluctuate. You may experience a decline in the value of your investment and you could lose money if you sell your shares at a price lower than you paid for them.

Investing in securities of foreign issuers involves risks not associated with US investments, including settlement risks, currency fluctuations, foreign taxation, differences in financial reporting practices, and changes in political conditions.

Small company stocks, as a whole, may experience larger price fluctuations than large-company stocks or other types of investments. Small companies tend to have shorter operating histories, and may have less experienced management. During periods of investor uncertainty, investor sentiment may favor large, well-known companies over small, lesser known companies.

The Portfolio may be negatively affected by the broad investment environment in the US or international securities markets, which is influenced by, among other things, interest rates, inflation, politics, fiscal policy, and current events.

Options or illiquid securities in the Portfolio's investment portfolio involve higher risk and may subject the Portfolio to higher price volatility.


If the Portfolio invests in ETFs, shareholders would bear not only their proportionate share of the Portfolio's expenses (including operating expenses and advisory fees), but also similar expenses of the ETFs.


The Portfolio may actively and frequently trade stocks in its portfolio to carry out its principal strategies. A high portfolio turnover rate increases transaction costs which may increase the Portfolio's expenses.

Seligman Global Smaller Companies Portfolio

Past Performance


The information below provides some indication of the risks of investing in the Portfolio by showing how the performance of Class 1 shares of the Portfolio has varied year to year, as well as how its performance compares to two widely-used measures of performance. How the Portfolio has performed in the past, however, is not necessarily an indication of how it will perform in the future.


Class 1 annual total returns presented in the bar chart and average annual total returns presented in the table do not reflect the effect of any administration fees or sales charges imposed by the Contracts on their owners. If these expenses were included, the returns would be lower. Both the bar chart and table assume that all dividends and capital gain distributions were reinvested.

Class 1 Annual Total Returns - Calendar Years

  [THE FOLLOWING TABLE WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL.]

 1995      1996       1997      1998      1999      2000      2001      2002
------    -------    ------    ------    ------    ------    ------    ------
17.38%    18.66%      3.43%     6.58%    28.34%   -14.63%   -15.25%   -24.59%


              Best quarter return: 20.22% - quarter ended 12/31/99.

             Worst quarter return: -19.65% - quarter ended 9/30/01.

Class 1 Average Annual Total Returns - Periods Ended 12/31/02

                                                                            One                Five            Since Inception
                                                                           Year                Years              10/11/94
                                                                          -------             -------        -------------------
Seligman Global Smaller Companies Portfolio                              (24.59)%             (5.68)%              1.31%
------------------------------------------------------------------------------------------------------------------------------------
Salomon Smith Barney EM Index World                                      (12.50)               0.65                4.43(1)
------------------------------------------------------------------------------------------------------------------------------------
Lipper Global Small Cap Funds Average                                    (18.96)              (0.13)               4.12(2)
------------------------------------------------------------------------------------------------------------------------------------

----------

The Lipper Global Small Cap Funds Average and the Salomon Smith Barney Extended Market Index World (Salomon Smith Barney EM Index World) are unmanaged benchmarks that assume reinvestment of dividends and/or capital gains distributions. The Lipper Average excludes the effect of sales charges, and the Salomon Smith Barney EM Index World excludes the effect of fees and sales charges.


(1)   From September 30, 1994.

(2)   From October 13, 1994.


Prior to January 1, 2003, the investment manager employed a subadviser that was responsible for providing portfolio management services with respect to the Portfolio's non-US investments.

The investment manager and former subadviser, at their discretion, reimbursed expenses of Class 1 shares for certain periods presented. There is no assurance that the investment manager will continue this policy in the future and absent such reimbursement, returns would have been lower.

Seligman Global Smaller Companies Portfolio


Fees and Expenses

The table below summarizes the fees and expenses that you may pay as a shareholder of the Portfolio. Annual portfolio operating expenses are deducted from Portfolio assets and are therefore paid indirectly by you and other shareholders of the Portfolio. The table does not reflect any fees or sales charges imposed by the Contracts on their owners.

Annual Portfolio Operating Expenses
(as a percentage of average net assets)

Management Fees.........................................................   1.00%
Distribution and/or Service (12b-1) Fees................................    none
Other Expenses..........................................................   1.15%
                                                                           -----
Total Annual Portfolio Operating Expenses(1)............................   2.15%
                                                                           =====

----------

(1) Reflects total annual portfolio operating expenses as they would have been if certain expense reimbursement arrangements had not been in effect. The total annual operating expenses for the year ended December 31, 2002, taking into consideration this reimbursement arrangement and restated to reflect current fees, were 1.40%. The investment manager can terminate this reimbursement arrangement at any time.

Example

This example is intended to help you compare the costs of investing in the Portfolio with the costs of investing in other mutual funds. It assumes (1) you invest $10,000 in the Portfolio for each period and then sell all of your shares at the end of that period, (2) your investment has a 5% return each year, and
(3) the Portfolio's operating expenses (including the management fee) remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                        1 Year         3 Years           5 Years        10 Years
                        ------         -------           -------         -------
Class 1                  $218            $673           $1,154            $2,483
--------------------------------------------------------------------------------


Portfolio Management


The Portfolio is managed by Seligman's Global Investment Group, which is co-headed by Mr. Daniel J. Barker. Mr. Barker joined Seligman in October 1999 and is a Managing Director. He is Vice President of the Fund and also Vice President of Seligman Global Fund Series and Portfolio Manager of its Emerging Markets Fund and Global Smaller Companies Fund.

Seligman Global Technology Portfolio

Investment Objective

The Portfolio's objective is long-term capital appreciation.

Principal Investment Strategies

The Portfolio uses the following principal strategies to seek its objective:

The Portfolio generally invests at least 80% of its net assets in equity securities of US and non-US companies with business operations in technology and technology-related industries.

--------------------------------------------------------------------------------
Technology:

The use of science to create new products and services. The industry comprises information technology and communications, as well as medical, environmental and biotechnology.
--------------------------------------------------------------------------------

The Portfolio may invest in companies domiciled in any country. The Portfolio generally invests in several countries in different geographic regions.

The Portfolio may invest in companies of any size. Securities of large companies that are well established in the world technology market can be expected to grow with the market and will frequently be held by the Portfolio. However, rapidly changing technologies and expansion of technology and technology-related industries often provide a favorable environment for small to medium-sized companies, and the Portfolio may invest in these companies as well.

The investment manager seeks to identify those technology companies that it believes have the greatest prospects for future growth, no matter what their country of origin. The Portfolio combines in-depth research into individual companies with macro analysis. The investment manager looks for attractive technology companies around the world, while seeking to identify particularly strong technology sectors and/or factors within regions or specific countries that may affect investment opportunities. In selecting individual securities, the investment manager looks for companies it believes display one or more of the following:

      o     Robust growth prospects

      o     High profit margins

      o Attractive valuation relative to earnings forecasts or other valuation criteria (e.g., return on equity)

      o     Quality management and equity ownership by executives

      o Unique competitive advantages (e.g., market share, proprietary products)

      o     Potential for improvement in overall operations

The Portfolio generally sells a stock if its target price is reached, its earnings are disappointing, its revenue growth slows, or its underlying fundamentals deteriorate.

The Portfolio may invest in all types of securities, many of which will be denominated in currencies other than the US dollar. Although the Portfolio normally invests in equity securities, the Portfolio may invest up to 20% of its assets in preferred stock and investment grade or comparable quality debt securities. The Portfolio may also invest in depositary receipts, which are publicly traded instruments generally issued by US or foreign banks or trust companies that represent securities of foreign issuers.

The Portfolio may invest up to 15% of its assets in illiquid securities (i.e., securities that cannot be readily sold), and may from time to time enter into forward foreign currency exchange contracts in an attempt to manage the risk of adverse changes in currencies. The Portfolio may also purchase put options in an attempt to hedge against a decline in the price of securities it holds. A put option gives the Portfolio the right to sell an underlying security at a particular price during a fixed period.


The Portfolio may also invest up to 10% of its assets in exchange-traded funds ("ETFs"). ETFs are traded, like individual stocks, on an exchange, but they represent baskets of securities that seek to track the performance of certain indices. The indices include not only broad-market indices but more specific indices as well, including those relating to particular sectors, countries and regions. The Portfolio may invest in ETFs for short-term cash management purposes or as part of its overall investment strategy.

Seligman Global Technology Portfolio

Principal Risks

Stock prices fluctuate. Therefore, as with any portfolio that invests in stocks, the Portfolio's net asset value will fluctuate. You may experience a decline in the value of your investment and you could lose money if you sell your shares at a price lower than you paid for them.

Investing in securities of foreign issuers involves risks not associated with US investments, including settlement risks, currency fluctuations, foreign taxation, differences in financial reporting practices, and changes in political conditions.

Stocks of companies in the technology sector, like those in which the Portfolio may invest, recently experienced a period of strong performance, followed by a period of volatility and negative performance. If this performance period continues, the value of technology stocks may decline further.

The Portfolio may be susceptible to factors affecting technology and technology-related industries and the Portfolio's net asset value may fluctuate more than a portfolio that invests in a wider range of portfolio securities. Technology companies are often smaller and less experienced companies and may be subject to greater risks than larger companies, such as limited product lines, markets, and financial or managerial resources. These risks may be heightened for technology companies in foreign markets.

The Portfolio seeks to limit risk by diversifying its investments among different sectors within the technology industry, as well as among different countries. Diversification reduces the effect the performance of any one sector or events in any one country will have on the Portfolio's entire investment portfolio. However, a decline in the value of one of the Portfolio's investments may offset potential gains from other investments.

The Portfolio may be negatively affected by the broad investment environment in the international or US securities markets, which is influenced by, among other things, interest rates, inflation, politics, fiscal policy, and current events.

Options or illiquid securities in the Portfolio's investment portfolio involve higher risk and may subject the Portfolio to higher price volatility.


If the Portfolio invests in ETFs, shareholders would bear not only their proportionate share of the Portfolio's expenses (including operating expenses and advisory fees), but also similar expenses of the ETFs.


The Portfolio may actively and frequently trade securities in its portfolio to carry out its principal strategies. A high portfolio turnover rate increases transaction costs which may increase the Portfolio's expenses.

Seligman Global Technology Portfolio

Past Performance


The information below provides some indication of the risks of investing in the Portfolio by showing how the performance of Class 1 shares of the Portfolio has varied year to year, as well as how its performance compares to three widely-used measures of performance. How the Portfolio has performed in the past, however, is not necessarily an indication of how it will perform in the future.


Class 1 annual total returns presented in the bar chart and average annual total returns presented in the table do not reflect the effect of any administration fees or sales charges imposed by the Contracts on their owners. If these expenses were included, the returns would be lower. Both the bar chart and table assume that all dividends and capital gain distributions were reinvested.

Class 1 Annual Total Returns - Calendar Years

  [THE FOLLOWING TABLE WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL.]

 1997         1998          1999          2000          2001          2002
------       ------        ------        ------        ------        ------
19.53%       36.80%       118.80%       -23.75%       -22.05%        -31.64%


              Best quarter return: 56.86% - quarter ended 12/31/99.

             Worst quarter return: -32.05% - quarter ended 9/30/01.

Class 1 Average Annual Total Returns - Periods Ended 12/31/02

                                                                            One                Five            Since Inception
                                                                           Year                Years               5/1/96
                                                                          -------             -------        -------------------
Seligman Global Technology Portfolio                                     (31.64)%              3.99%               6.39%
------------------------------------------------------------------------------------------------------------------------------------
MSCI World Index                                                         (19.54)              (1.76)               2.02
------------------------------------------------------------------------------------------------------------------------------------
Lipper Global Funds Average                                              (19.71)              (0.65)               2.64(1)
------------------------------------------------------------------------------------------------------------------------------------
Lipper Science & Technology Funds Average                                (42.94)              (1.96)               1.40(1)
------------------------------------------------------------------------------------------------------------------------------------

----------

The Lipper Global Funds Average, the Lipper Science & Technology Funds Average and the Morgan Stanley Capital International World Index (MSCI World Index) are unmanaged benchmarks that assume reinvestment of all distributions. The Lipper Averages exclude the effect of sales charges and the MSCI World Index excludes the effect of fees and sales charges.

(1)   From April 30, 1996.

Prior to April 1, 2000, the investment manager employed a subadviser that was responsible for providing portfolio management services with respect to the Portfolio's non-US investments.

The investment manager and former subadviser, at their discretion, reimbursed expenses of Class 1 shares for certain periods presented. There is no assurance that the investment manager will continue this policy in the future and absent such reimbursement, returns would have been lower.

Fees and Expenses

The table below summarizes the fees and expenses that you may pay as a shareholder of the Portfolio. Annual portfolio operating expenses are deducted from Portfolio assets and are therefore paid indirectly by you and other shareholders of the Portfolio. The table does not reflect any fees or sales charges imposed by the Contracts on their owners.

Annual Portfolio Operating Expenses
(as a percentage of average net assets)

Management Fees.........................................................   1.00%
Distribution and/or Service (12b-1) Fees................................    none
Other Expenses..........................................................   0.80%
                                                                           -----
Total Annual Portfolio Operating Expenses(1)............................   1.80%
                                                                           =====

----------

(1) Reflects total annual portfolio operating expenses as they would have been if certain expense reimbursement arrangements had not been in effect. The total annual operating expenses for the year ended December 31, 2002, taking into consideration this reimbursement arrangement and restated to reflect current fees, were 1.40%. The investment manager can terminate this reimbursement arrangement at any time.

Example

This example is intended to help you compare the costs of investing in the Portfolio with the costs of investing in other mutual funds. It assumes (1) you invest $10,000 in the Portfolio for each period and then sell all of your shares at the end of that period, (2) your investment has a 5% return each year, and
(3) the Portfolio's operating expenses (including the management fee) remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                     1 Year           3 Years          5 Years         10 Years
                     ------           -------          -------          -------
Class 1               $183              $566            $975             $2,116
-------------------------------------------------------------------------------


Portfolio Management


The Portfolio is managed by Seligman's Technology Group. Mr. Richard M. Parower, Senior Vice President, Investment Officer of Seligman, is Vice President of the Fund and has been Co-Portfolio Manager of the Portfolio since January 2002, responsible for its US investments. He is also Vice President of Seligman Global Fund Series, Inc. and Co-Portfolio Manager of its Global Technology Fund and Vice President and Portfolio Manager of Seligman New Technologies Fund, Inc and Seligman New Technologies Fund II, Inc. Prior to joining Seligman, from June 1998 to April 2000, Mr. Parower was a Senior Analyst with Citibank Global Asset Management covering Global IT Services.


Mr. Steven A. Werber, Vice President of the Fund, has been Co-Portfolio Manager of the Portfolio since January 2000 and is responsible for its non-US investments. Mr. Werber joined Seligman in January 2000 and is a Managing Director. He is also Vice President of Seligman Global Fund Series, Inc. and Co-Portfolio Manager of its Seligman Global Technology Fund. Prior to joining Seligman, Mr. Werber was an Analyst and Portfolio Manager at Fidelity Investments International since 1996.

Seligman High-Yield Bond Portfolio

Investment Objective

The Portfolio's objective is to produce maximum current income.

Principal Investment Strategies

The Portfolio uses the following principal strategies to seek its objective:

The Portfolio has a fundamental policy that requires that, except for temporary defensive purposes, it invest at least 80% of the value of its total assets in high-yielding, income-producing corporate bonds.

The Portfolio invests in a diversified range of high-yield, high-risk, medium and lower quality corporate bonds and notes. Generally, bonds and notes providing the highest yield are unrated or carry lower ratings (Baa or lower by Moody's Investors Service, or BBB or lower by Standard & Poor's Ratings Services). The Portfolio may purchase restricted securities that may be offered and sold only to "qualified institutional buyers" under Rule 144A of the Securities Act of 1933 (Rule 144A Securities).

The Portfolio uses an investment style that combines top-down macro-economic analysis with bottom-up fundamental research of individual companies. The investment manager looks to identify sectors and industries that it believes offer good investment opportunities, and uses extensive in-depth research to identify companies it believes are attractive within those sectors and industries. The investment manager also looks at the particular bond characteristics of the securities considered for purchase, e.g., the ability to "put" the bonds back to the issuer under certain circumstances, financial requirements that the issuer is required to maintain or other terms the investment manager considers favorable. The investment manager looks at a variety of factors when making sector and industry allocation decisions, including:

      o The effect of the interest-rate environment on various sectors and industries

      o     Potential for corporate earnings growth

      o     The sector or industry contribution to GDP

      o     Historical and anticipated default rates

In selecting individual securities, the investment manager seeks to identify companies that it believes display one or more of the following:

      o     Strong operating cash flow and margins

      o     Improving financial ratios (i.e., creditworthiness)

      o     Leadership in market share or other competitive advantage

      o     Superior management

      o     Attractive relative pricing

The Portfolio will generally sell a security if the investment manager believes that the company displays deteriorating cash flows, an ineffective management team, or an unattractive relative valuation.

The Portfolio may invest up to 20% of its total assets in a range of high-yield, medium and lower quality corporate notes; short-term money market instruments, including certificates of deposit of FDIC member banks having total assets of more than $1 billion; bankers' acceptances and interest-bearing savings or time deposits of such banks; prime commercial paper; securities issued, guaranteed, or insured by the US Government, its agencies or instrumentalities; and other income-producing cash items, including repurchase agreements.

The Portfolio may invest up to 15% of its net assets in illiquid securities (i.e., securities that cannot be readily sold). Rule 144A Securities deemed to be liquid by the investment manager are not included in this limitation. The Portfolio may invest up to 10% of its total assets in debt securities of foreign issuers. In accordance with its objective of producing maximum current income, the Portfolio may invest up to 10% of its total assets in preferred stock, including non-investment-grade preferred stock. While the Portfolio favors cash-paying bonds over deferred pay securities, it may invest in "zero-coupon" bonds (interest payments accrue until maturity) and "pay-in-kind" bonds (interest payments are made in additional bonds).

Seligman High-Yield Bond Portfolio

Principal Risks

The Portfolio's net asset value, yield and total return will fluctuate with fluctuations in the yield and market value of the individual securities held by the Portfolio. The types of securities in which the Portfolio invests are generally subject to higher volatility in yield and market value than securities of higher quality. Factors that may affect the performance of the securities held by the Portfolio are discussed below.

Higher-yielding, higher-risk, medium and lower quality corporate bonds and notes, like the securities in which the Portfolio invests, are subject to greater risk of loss of principal and income than higher-rated bonds and notes and are considered to be predominantly speculative with respect to the issuer's capacity to pay interest and repay principal.

An economic downturn could adversely impact issuers' ability to pay interest and repay principal and could result in issuers' defaulting on such payments. The value of the Portfolio's bonds and notes will be affected, like all fixed-income securities, by market conditions relating to changes in prevailing interest rates. However, the value of lower rated or unrated corporate bonds and notes is also affected by investors' perceptions. When economic conditions appear to be deteriorating, lower-rated or unrated corporate bonds and notes may decline in market value due to investors' heightened concerns and perceptions over credit quality.

Lower-rated and unrated corporate bonds and notes are traded principally by dealers in the over-the-counter market. The market for these securities may be less active and less liquid than for higher rated securities. Under adverse market or economic conditions, the secondary market for these bonds and notes could contract further, causing the Portfolio difficulties in valuing and selling its securities.

Foreign securities or illiquid securities in the Portfolio's investment portfolio involve higher risk and may subject the Portfolio to higher price volatility. Investing in securities of foreign issuers involves risks not associated with US investments, including settlement risks, currency fluctuations, foreign taxation, differences in financial reporting practices, and changes in political conditions.

"Zero-coupon" and "pay-in-kind" securities may be subject to greater fluctuations in value because they tend to be more speculative than income-bearing securities. Fluctuations in the market prices of these securities owned by the Portfolio will result in corresponding fluctuations and volatility in the net asset value of the shares of the Portfolio. Additionally, because they do not pay current income, they will detract from the Portfolio's objective of producing maximum current income.

The Portfolio may actively and frequently trade securities in its portfolio to carry out its principal strategies. A high portfolio turnover rate increases transaction costs, which may increase the Portfolio's expenses.

Seligman High-Yield Bond Portfolio

Past Performance


The information below provides some indication of the risks of investing in the Portfolio by showing how the performance of Class 1 shares of the Portfolio has varied year to year, as well as how its performance compares to three widely-used measures of performance. How the Portfolio has performed in the past, however, is not necessarily an indication of how it will perform in the future.


Class 1 annual total returns presented in the bar chart and average annual total returns presented in the table do not reflect the effect of any administration fees or sales charges imposed by the Contracts on their owners. If these expenses were included, the returns would be lower. Both the bar chart and table assume that all dividends and capital gain distributions were reinvested.

Class 1 Annual Total Returns - Calendar Years

  [THE FOLLOWING TABLE WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL.]

 1996       1997      1998      1999      2000      2001      2002
-------    ------    ------    ------    ------    ------    ------
14.62%     15.09%     1.02%    -0.75%    -8.93%    -14.70%   -3.67%


               Best quarter return: 6.28% - quarter ended 6/30/97.

              Worst quarter return: -8.04% - quarter ended 9/30/01.

Class 1 Average Annual Total Returns - Periods Ended 12/31/02

                                                                            One                Five            Since Inception
                                                                           Year                Years               5/1/95
                                                                          -------             -------        -------------------
Seligman High-Yield Bond Portfolio                                        (3.67)%             (5.58)%              0.80%
------------------------------------------------------------------------------------------------------------------------------------
CSFB High Yield Market Index                                               3.11                1.47                5.45(1)
------------------------------------------------------------------------------------------------------------------------------------
Salomon Smith Barney High-Yield Market Index                              (1.52)               0.64                4.83(1)
------------------------------------------------------------------------------------------------------------------------------------
Lipper High Current Yield Average                                         (1.67)              (0.49)               4.21
------------------------------------------------------------------------------------------------------------------------------------

----------

The Lipper High Current Yield Funds Average, the CSFB High Yield Market Index and the Salomon Smith Barney High-Yield Market Index are unmanaged benchmarks that assume the reinvestment of dividends and/or capital gain distributions. The Lipper Average excludes the effect of sales charges and the CSFB Index and Salomon Smith Barney Index exclude the effect of fees and sales charges. The Portfolio will no longer be compared to the CSFB Index as the investment manager believes that the Salomon Index is better representative of the types of securities in which the Portfolio invests.

(1)   From April 30, 1995.

The investment manager, at its discretion, reimbursed expenses of Class 1 shares for certain periods presented. There is no assurance that the investment manager will continue this policy in the future and absent such reimbursement, returns would have been lower.

Fees and Expenses

The table below summarizes the fees and expenses that you may pay as a shareholder of the Portfolio. Annual portfolio operating expenses are deducted from Portfolio assets and are therefore paid indirectly by you and other shareholders of the Portfolio. The table does not reflect any fees or sales charges imposed by the Contracts on their owners.

Annual Portfolio Operating Expenses
(as a percentage of average net assets)

Management Fees.........................................................   0.50%
Distribution and/or Service (12b-1) Fees................................    none
Other Expenses..........................................................   0.41%
                                                                           -----
Total Annual Portfolio Operating Expenses...............................   0.91%
                                                                           =====

Example

This example is intended to help you compare the costs of investing in the Portfolio with the costs of investing in other mutual funds. It assumes (1) you invest $10,000 in the Portfolio for each period and then sell all of your shares at the end of that period, (2) your investment has a 5% return each year, and
(3) the Portfolio's operating expenses (including the management fee) remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                  1 Year             3 Years            5 Years         10 Years
                  ------             -------            -------          -------
Class 1             $93                $290              $504             $1,120
--------------------------------------------------------------------------------


Portfolio Management

The Portfolio is managed by Seligman's Fixed Income Team, which is headed by Mr. Kendall C. Peterson. Mr. Peterson, a Managing Director of Seligman, is Vice President of the Fund and has been Portfolio Manager of the Portfolio since joining Seligman in September 2001. Mr. Peterson is also Vice President of Seligman High Income Fund Series and Portfolio Manager of its Seligman High-Yield Bond Series. Before joining Seligman, Mr. Peterson was Vice President and Portfolio Manager and Desk Head for High Yield Mutual Funds with Fortis, Inc. From 1985 through 1999, Mr. Peterson served in a variety of capacities with The Prudential Insurance Company of America, the last six years of which he was Vice President and Portfolio Manager for High Yield Mutual Funds.

Seligman Income Portfolio

Investment Objectives

The Portfolio's objectives are high current income consistent with what is believed to be prudent risk of capital and the possibility of improvement in income over time.

Principal Investment Strategies

The Portfolio uses the following principal strategies to seek its objectives:

The Portfolio invests at least 80% of its assets in income-producing securities. The Portfolio has a fundamental policy that, at all times, it must invest at least 25% of the value of its gross assets in cash, bonds and/or preferred stocks.

Subject to these requirements, the Portfolio may invest in many different types of securities. In recent years a significant portion of the Portfolio's assets has been invested in common stocks. However, income-producing securities in which the Portfolio may invest also include money market instruments, fixed-income securities (such as notes, bonds, debentures, and preferred stock), US Government securities, collateralized mortgage obligations, senior securities convertible into common stocks and American Depositary Receipts (ADRs). ADRs are publicly traded instruments generally issued by domestic banks or trust companies that represent securities of foreign issuers. Securities are carefully selected in light of the Portfolio's investment objectives and are diversified among many different types of securities and market sectors.

The Portfolio allocates its assets between equity securities and fixed-income securities. If equity valuations become excessive, then the Portfolio will invest more of its assets in fixed-income securities.

Equity securities are chosen using a three part investment strategy, consisting of: (1) analytical security evaluation; (2) portfolio construction; and (3) fundamental analysis. The final equity portfolio composition, therefore, is a reflection of these analytical and qualitative techniques.

Security Evaluation. The investment manager applies analytical techniques to rank a broad universe of stocks based on a number of factors. The factors may include projected earnings, earnings surprise forecasts, projected cash flow, price momentum, historical income and balance sheet items, and other factors.

Portfolio Construction. Once the attractiveness of the stocks is established, the investment manager applies quantitative techniques to suggest an optimal portfolio to pursue the Portfolio's investment objectives. In this phase, weightings are assigned to the stocks being considered for investment. The investment manager considers the risk and expected return of the overall equity portfolio, the expected dividend and other income to be generated by the recommended equity portfolio, and exposure by sector, industry, market capitalization and other categories.

Fundamental Analysis. Before changing the portfolio composition, the investment manager reviews the buy and sell recommendations generated during the first two investment steps, and then will consider additional information available about a particular security that could not be captured by the analytical approach. The investment manager does this by applying traditional fundamental research. This means the investment manager concentrates on individual company fundamentals, and seeks to purchase strong, well-managed companies that it believes possess the opportunity for earnings growth. Using this qualitative information, the investment manager may adjust the weightings and, in some cases, may eliminate a stock completely from consideration. This may result in changes to the suggested trades generated during the portfolio construction phase.

Fixed-income securities are chosen for purchase by the Portfolio using a method that combines macro analysis of the fixed-income market with fundamental research into individual securities, customized by market sector. This means that the investment manager considers the trends in the fixed-income market and evaluates the long-term trends in interest rates, and then selects individual securities for the Portfolio based on its evaluation of each security's particular characteristics (for example, duration, yield, quality, relative value) and total return opportunities.

The Portfolio may invest up to 15% of its net assets in illiquid securities (i.e., securities that cannot be readily sold) and may invest up to 10% of its total assets directly in foreign securities. The limit on foreign securities does not include ADRs, or commercial paper and certificates of deposit issued by foreign banks. The Portfolio generally does not invest a significant amount, if any, in illiquid or foreign securities.


The Portfolio may also invest up to 10% of its assets in exchange-traded funds ("ETFs"). ETFs are traded, like individual stocks, on an exchange, but they represent baskets of securities that seek to track the performance of certain indices. The indices include not only broad-market indices but more specific indices as well, including those relating to particular sectors, countries and regions. The Portfolio may invest in ETFs for short-term cash management purposes or as part of its overall investment strategy.

Seligman Income Portfolio

Principal Risks

A significant portion of the Portfolio's assets is generally invested in common stocks. Stock prices fluctuate. Therefore, as with any portfolio that invests in stocks, the Portfolio's net asset value will fluctuate, especially in the short term. You may experience a decline in the value of your investment and you could lose money if you sell your shares at a price lower than you paid for them.

While the Portfolio maintains exposure to varied industry sectors over the longer term, it may invest more heavily in certain industries believed to offer good investment opportunities. To the extent that an industry in which the Portfolio is invested falls out of favor, the Portfolio's performance may be negatively affected.

Stocks of large US companies, like those in which the Portfolio may invest, have experienced an extended period of strong performance, followed by a period of volatility and negative performance. If this negative performance continues, the value of large company stocks may decline further. This could have an adverse effect on the Portfolio's yield, net asset value, and total return.

The portion of the Portfolio's assets that are invested in fixed-income securities will be subject to interest rate risk and credit risk, as discussed below.

Changes in market interest rates will affect the value of the fixed-income securities held by the Portfolio. In general, the market value of fixed-income securities moves in the opposite direction of interest rates: the market value decreases when interest rates rise and increases when interest rates fall. Long-term securities are generally more sensitive to changes in interest rates, and, therefore, subject to a greater degree of market price volatility. Changes in the value of the fixed-income securities held by the Portfolio may affect the Portfolio's net asset value. The extent to which the Portfolio is affected will depend on the percentage of the Portfolio's assets that is invested in fixed-income securities and the duration of the securities held.

A fixed-income security could deteriorate in quality to such an extent that its rating is downgraded or its market value declines relative to comparable securities. Credit risk also includes the risk that an issuer of a security would be unable to make interest and principal payments. To the extent the Portfolio holds securities that are downgraded, or default on payment, its performance could be negatively affected.

Fixed-income securities, like those in which the Portfolio invests, are traded principally by dealers in the over-the-counter market. The Portfolio's ability to sell securities it holds is dependent on the willingness and ability of market participants to provide bids that reflect current market levels. Adverse market conditions could result in a lack of liquidity by reducing the number of ready buyers.


If the Portfolio invests in ETFs, shareholders would bear not only their proportionate share of the Portfolio's expenses (including operating expenses and advisory fees), but also similar expenses of the ETFs.


The Portfolio may actively and frequently trade securities in its portfolio to carry out its principal strategies. A high portfolio turnover rate increases transaction costs which may increase the Portfolio's expenses.

Seligman Income Portfolio

Past Performance


The information below provides some indication of the risks of investing in the Portfolio by showing how the performance of Class 1 shares of the Portfolio has varied year to year, as well as how its performance compares to four widely-used measures of performance. How the Portfolio has performed in the past, however, is not necessarily an indication of how it will perform in the future.


Class 1 annual total returns presented in the bar chart and average annual total returns presented in the table do not reflect the effect of the any administration fees or sales charges imposed by the Contracts on their owners. If these expenses were included, the returns would be lower. Both the bar chart and table assume that all dividends and capital gain distributions were reinvested.

Class 1 Annual Total Returns - Calendar Years

  [THE FOLLOWING TABLE WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL.]

 1993      1994       1995      1996     1997      1998      1999      2000      2001      2002
------    -------    ------    -------  ------    ------    ------    ------    ------    ------
12.37%    -5.96%     17.98%     6.66%   14.02%     7.76%     2.87%    -2.20%    -1.49%   -11.58%


              Best quarter return: 10.28% - quarter ended 12/31/01.

             Worst quarter return: -10.30% - quarter ended 9/30/01.

Class 1 Average Annual Total Returns - Periods Ended 12/31/02

                                                                            One                    Five                    Ten
                                                                           Year                    Years                  Years
                                                                          -------                 -------                -------
Seligman Income Portfolio                                                 (11.58)%                (1.14)%                 3.65%
------------------------------------------------------------------------------------------------------------------------------------
S&P 500 Index                                                             (22.10)                 (0.59)                  9.34
------------------------------------------------------------------------------------------------------------------------------------
Lehman Brothers Aggregate Bond Index                                       10.25                   7.55                   7.51
------------------------------------------------------------------------------------------------------------------------------------
Lehman Brothers Government/Credit Index                                    11.04                   7.62                   7.61
------------------------------------------------------------------------------------------------------------------------------------
Lipper Income Funds Average                                                (4.17)                 (2.80)                  7.13
------------------------------------------------------------------------------------------------------------------------------------

----------

The Lipper Income Funds Average, the Lehman Brothers Aggregate Bond Index, the Lehman Brothers Government/Credit Index and the S&P 500 Index are unmanaged benchmarks that assume the reinvestment of all distributions. The Lipper Average excludes the effect of sales charges. The S&P 500 Index and the Lehman Indices exclude the effect of fees and sales charges.

The Portfolio will no longer be compared to the Lehman Brothers Aggregate Bond Index, as the investment manager believes that the Lehman Government/Credit Index is better representative of the types of fixed-income securities in which the Portfolio invests. The investment manager, at its discretion, reimbursed expenses of Class 1 shares for certain periods presented. There is no assurance that the investment manager will continue this policy in the future and absent such reimbursement, returns would have been lower.

Fees and Expenses

The table below summarizes the fees and expenses that you may pay as a shareholder of the Portfolio. Annual portfolio operating expenses are deducted from Portfolio assets and are therefore paid indirectly by you and other shareholders of the Portfolio. The table does not reflect any fees or sales charges imposed by the Contracts on their owners.

Annual Portfolio Operating Expenses
(as a percentage of average net assets)

Management Fees........................................................    0.40%
Distribution and/or Service (12b-1) Fees...............................     none
Other Expenses.........................................................    0.91%
                                                                           -----
Total Annual Portfolio Operating Expenses(1)...........................    1.31%
                                                                           =====


----------


(1) Reflects total annual portfolio operating expenses as they would have been if certain expense reimbursement arrangements had not been in effect. The total annual operating expenses for the year ended December 31, 2002, taking into consideration this reimbursement arrangement and restated to reflect current fees, were 0.95%. The investment manager can terminate this reimbursement arrangement at any time.

Example

This example is intended to help you compare the costs of investing in the Portfolio with the costs of investing in other mutual funds. It assumes (1) you invest $10,000 in the Portfolio for each period and then sell all of your shares at the end of that period, (2) your investment has a 5% return each year, and
(3) the Portfolio's operating expenses (including the management fee) remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                 1 Year            3 Years             5 Years          10 Years
                 ------            -------             -------           -------
Class 1           $133               $415               $718              $1,579
--------------------------------------------------------------------------------


Portfolio Management

The Portfolio is co-managed by Seligman's Disciplined Investment Group, co-headed by Ben-Ami Gradwohl, Ph.D., and the investment grade team of Seligman's Fixed Income Team, headed by Christopher J. Mahony.


Mr. Gradwohl is Vice President of the Fund and Co-Portfolio Manager of the Portfolio, as well as Co-Portfolio Manager of the Seligman Common Stock Portfolio of the Fund. He is also Vice President and Co-Portfolio Manager of Seligman Common Stock Fund, Inc., Seligman Income and Growth Fund, Inc., and Tri-Continental Corporation. Mr. Gradwohl joined Seligman as a Managing Director in January 2000. From 1996 to 1999, Mr. Gradwohl was a Portfolio Manager at Nicholas-Applegate Capital Management. During his tenure there, he managed U.S. systematic large-cap portfolios, tax-efficient strategies, an aggressive U.S. equity offshore fund, a long-short hedge fund and international equity investments.

Mr. Mahony is Vice President of the Fund and Co-Portfolio Manager of the Portfolio, as well as Portfolio Manager of the Seligman Cash Management Portfolio and Seligman Investment Grade Fixed Income Portfolio of the Fund. He is also Vice President and Portfolio Manager of Seligman Cash Management Fund, Inc. and Seligman Investment Grade Fixed Income Fund, Inc; Vice President of Seligman High Income Fund Series and Portfolio Manager of its Seligman U.S. Government Securities Series; and Vice President and Co-Portfolio Manager of Seligman Income and Growth Fund, Inc. Mr. Mahony joined Seligman in April 2001 as Vice President and Investment Officer. Previously, he was Senior Portfolio Manager at Fort Washington Investment Advisors, Inc., located in Cincinnati, Ohio, since 1994.

Seligman International Growth Portfolio

Investment Objective

The Portfolio's objective is long-term capital appreciation.

Principal Investment Strategies

The Portfolio uses the following principal strategies to seek its objective:

The Portfolio invests primarily in equity securities of non-US companies. The Portfolio may invest in companies domiciled in any country; however, it typically will not invest in the US or Canada. It generally invests in several countries in different geographic regions.

While the Portfolio may invest in companies of any size, it generally invests in medium-sized to large companies in the principal international markets. It may also invest in companies with lower market capitalization or in smaller regional or emerging markets.

The Portfolio uses a top-down investment style when choosing securities to purchase. This means the investment manager concentrates first on regional and country allocations, then on industry sectors, followed by fundamental analysis of individual companies. The Portfolio's investments are allocated among geographic regions or countries based on such factors as:

      o Relative economic growth potential of the various economies and securities markets

      o Political, financial, and social conditions influencing investment opportunities

      o     Investor sentiment

      o     Prevailing interest rates and expected levels of inflation

      o     Market prices relative to historic averages

In selecting individual securities, the investment manager looks to identify companies that it believes display one or more of the following:

      o Attractive pricing relative to earnings forecasts or other valuation criteria (e.g., return on equity)

      o     Quality management and equity ownership by executives

      o A unique competitive advantage (e.g., market share, proprietary products)

      o     Market liquidity

      o     Potential for improvement in overall operations

The Portfolio generally sells a stock if its target price is reached, its earnings are disappointing, its revenue growth slows, or its underlying fundamentals deteriorate. The Portfolio may also sell a stock if the investment manager believes that negative country or regional factors may affect a company's outlook.

The Portfolio may invest in all types of securities, many of which will be denominated in currencies other than the US dollar. The securities may be listed on a US or foreign stock exchange or traded in US or foreign over-the-counter markets. Although the Portfolio normally invests in equity securities, the Portfolio may invest up to 25% of its assets in preferred stock and investment grade or comparable quality debt securities. The Portfolio may also invest in depositary receipts, which are publicly traded instruments generally issued by US or foreign banks or trust companies that represent securities of foreign issuers.

The Portfolio may invest up to 15% of its assets in illiquid securities (i.e., securities that cannot be readily sold), and may from time to time enter into forward foreign currency exchange contracts in an attempt to manage the risk of adverse changes in currencies. The Portfolio may also purchase put options in an attempt to hedge against a decline in the price of securities it holds in its portfolio. A put option gives the Portfolio the right to sell an underlying security at a particular price during a fixed period.


The Portfolio may also invest up to 10% of its assets in exchange-traded funds ("ETFs"). ETFs are traded, like individual stocks, on an exchange, but they represent baskets of securities that seek to track the performance of certain indices. The indices include not only broad-market indices but more specific indices as well, including those relating to particular sectors, countries and regions. The Portfolio may invest in ETFs for short-term cash management purposes or as part of its overall investment strategy.

Seligman International Growth Portfolio

Principal Risks

Stock prices fluctuate. Therefore, as with any portfolio that invests in stocks, the Portfolio's net asset value will fluctuate. You may experience a decline in the value of your investment and you could lose money if you sell your shares at a price lower than you paid for them.

Investing in securities of foreign issuers involves risks not associated with US investments, including settlement risks, currency fluctuations, foreign taxation, differences in financial reporting practices, and changes in political conditions. There can be no assurance that the Portfolio's foreign investments will present less risk than a portfolio of solely US securities.

The Portfolio seeks to limit the risk of investing in foreign securities by diversifying its investments among different regions and countries. Diversification reduces the effect events in any one country will have on the Portfolio's entire investment portfolio. However, a decline in the value of the Portfolio's investments in one country may offset potential gains from investments in another country.

The Portfolio may be negatively affected by the broad investment environment in the international or US securities markets, which is influenced by, among other things, interest rates, inflation, politics, fiscal policy, and current events.

Options or illiquid securities in the Portfolio's investment portfolio involve higher risk and may subject the Portfolio to higher price volatility.


If the Portfolio invests in ETFs, shareholders would bear not only their proportionate share of the Portfolio's expenses (including operating expenses and advisory fees), but also similar expenses of the ETFs.


The Portfolio may actively and frequently trade securities in its portfolio to carry out its principal strategies. A high portfolio turnover rate increases transaction costs which may increase the Portfolio's expenses.

Seligman International Growth Portfolio

Past Performance


The information below provides some indication of the risks of investing in the Portfolio by showing how the performance of Class 1 shares of the Portfolio has varied year to year, as well as how its performance compares to two widely-used measures of performance. How the Portfolio has performed in the past, however, is not necessarily an indication of how it will perform in the future.


Class 1 annual total returns presented in the bar chart and average annual total returns presented in the table do not reflect the effect of any administration fees or sales charges imposed by the Contracts on their owners. If these expenses were included, the returns would be lower. Both the bar chart and table assume that all dividends and capital gain distributions were reinvested.

Class 1 Annual Total Returns - Calendar Years

  [THE FOLLOWING TABLE WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL.]

 1994       1995      1996     1997      1998      1999      2000      2001      2002
-------    ------    -------  ------    ------    ------    ------    ------    ------
 1.32%     11.34%     7.08%    8.35%    15.81%    26.64%   -32.47%   -24.41%   -16.52%


              Best quarter return: 17.81% - quarter ended 12/31/98.

             Worst quarter return: -18.03% - quarter ended 9/30/02.

Class 1 Average Annual Total Returns - Periods Ended 12/31/02

                                                                            One                Five            Since Inception
                                                                           Year                Years               5/3/93
                                                                          -------             -------        -------------------
Seligman International Growth Portfolio                                  (16.52)%             (8.97)%             (0.68)%
------------------------------------------------------------------------------------------------------------------------------------
MSCI EAFE Index                                                          (15.66)              (2.61)               2.23
------------------------------------------------------------------------------------------------------------------------------------
Lipper International Funds Average                                       (16.69)              (2.36)               3.44(1)
------------------------------------------------------------------------------------------------------------------------------------

----------

The Morgan Stanley Capital International EAFE (Europe, Australasia, Far East) Index (MSCI EAFE Index) and the Lipper International Funds Average are unmanaged benchmarks and assume the reinvestment of all distributions. The Lipper Average excludes the effect of sales charges and the MSCI EAFE Index excludes the effect of fees and sales charges.

(1)   From May 6, 1993.

Prior to April 1, 2000, the investment manager employed a subadviser that was responsible for providing portfolio management services with respect to the Portfolio.

The investment manager and former subadviser, at their discretion, reimbursed expenses of Class 1 shares for certain periods presented. There is no assurance that the investment manager will continue this policy in the future and absent such reimbursement, returns would have been lower.

Fees and Expenses

The table below summarizes the fees and expenses that you may pay as a shareholder of the Portfolio. Annual portfolio operating expenses are deducted from Portfolio assets and are therefore paid indirectly by you and other shareholders of the Portfolio. The table does not reflect any fees or sales charges imposed by the Contracts on their owners.

Annual Portfolio Operating Expenses
(as a percentage of average net assets)

Management Fees.....................................................       1.00%
Distribution and/or Service (12b-1) Fees............................        none
Other Expenses......................................................       0.96%
                                                                           -----
Total Annual Portfolio Operating Expenses(1)........................       1.96%
                                                                           =====

----------

(1) Reflects total annual portfolio operating expenses as they would have been if certain expense reimbursement arrangements had not been in effect. The total annual operating expenses for the year ended December 31, 2002, taking into consideration this reimbursement arrangement and restated to reflect current fees, were 1.40%. The investment manager can terminate this reimbursement arrangement at any time.

Example

This example is intended to help you compare the costs of investing in the Portfolio with the costs of investing in other mutual funds. It assumes (1) you invest $10,000 in the Portfolio for each period and then sell all of your shares at the end of that period, (2) your investment has a 5% return each year, and
(3) the Portfolio's operating expenses (including the management fee) remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                     1 Year           3 Years           5 Years         10 Years
                     ------           -------           -------          -------
Class 1               $199              $615           $1,057             $2,285
--------------------------------------------------------------------------------


Portfolio Management

The Portfolio is managed by Seligman's Global Investment Group, which is co-headed by Mr. David F. Cooley.

Mr. Cooley, a Managing Director of Seligman, is Vice President of the Fund and Portfolio Manager of the Portfolio. He is also Portfolio Manager of the Seligman Global Growth Portfolio of the Fund and Vice President of Seligman Global Fund Series, Inc. and Portfolio Manager of its International Growth Fund and Global Growth Fund. Mr. Cooley joined Seligman in October 2000 from Gratry and Company, where he was Managing Director, Investments, responsible for the formation of investment policy and the management of global and international portfolios. Prior to that, he was Director of Global Growth Equity for National City Investment Management Company. Prior thereto, Mr. Cooley was International Equity Portfolio Manager for Society Asset Management.

Seligman Investment Grade Fixed Income Portfolio

Investment Objective

The Portfolio's objective is favorable current income.

Principal Investment Strategies

The Portfolio uses the following principal strategies to seek its objective:

Generally, the Portfolio invests in fixed-income securities, diversified among a number of market sectors. The Portfolio has a fundamental policy that at least 80% of the Portfolio's assets will be invested in securities that are rated investment-grade when purchased by the Portfolio. The Portfolio may invest in securities of any duration. Capital appreciation is a secondary consideration in selecting securities for purchase by the Portfolio.

The Portfolio may invest in corporate debt securities (including bonds and debentures convertible into common stock or with rights and warrants), securities issued or guaranteed by the US Treasury, its agencies or instrumentalities, mortgage-backed securities (including collateralized mortgage obligations and mortgage pass-through securities), and high-grade money market instruments. The Portfolio may also hold or sell any securities obtained through the exercise of conversion rights or warrants, or as a result of a reorganization, recapitalization, or liquidation proceeding of any issuer of securities owned by the Portfolio.

The Portfolio's investment approach combines macro analysis of the fixed-income market with fundamental research into individual securities, customized by market sector. This means that the investment manager considers the trends in the fixed-income market and evaluates the long-term trends in interest rates, and then selects individual securities for the Portfolio based on its evaluation of each security's particular characteristics (for example, duration, yield, quality, relative value). The average maturity of the Portfolio will vary in response to what the investment manager believes to be the long-term trend in interest rates. Generally, if rates are trending up, the Portfolio will seek to hold securities with shorter maturities. If rates are trending down, the Portfolio will seek to hold securities with longer maturities. Additionally, the Portfolio's concentration in any particular market sector and the Portfolio's individual security holdings will vary depending on the investment manager's view of the relative value offered by certain sectors, as well as specific securities within those sectors.

In selecting individual securities for purchase by the Portfolio, the investment manager will seek to identify securities of various market sectors that it believes offer better total return opportunities.

The Portfolio generally sells securities when the investment manager believes that the direction of long-term interest rates is changing, better opportunities exist in the market, or yield spreads (i.e., the yields offered on different securities) have become too narrow to justify the added volatility of long-term securities (which generally offer higher yields), or when the Portfolio must meet cash requirements.

The Portfolio may invest up to 15% of its net assets in illiquid securities (i.e., securities that cannot be readily sold), and may invest up to 10% of its total assets in foreign securities. The Portfolio may purchase securities on a when-issued or forward commitment basis (delivery of securities and payment of the purchase price takes place after the commitment to purchase the securities). The Portfolio generally does not invest a significant amount, if any, in illiquid or foreign securities.

Seligman Investment Grade Fixed Income Portfolio

Principal Risks

The value of your investment in the Portfolio will fluctuate with fluctuations in the value of the securities held by the Portfolio. The principal factors that may affect the value of the Portfolio's securities holdings are changes in interest rates and the creditworthiness of the issuers of securities held by the Portfolio.

Interest rate risk. Changes in market interest rates will affect the value of securities held by the Portfolio. The Portfolio invests mostly in fixed-income securities. In general, the market value of fixed-income securities moves in the opposite direction of interest rates: the market value decreases when interest rates rise and increases when interest rates fall. The Portfolio's net asset value per share generally moves in the same direction as the market value of the securities it holds. Therefore, if interest rates rise, you should expect the Portfolio's net asset value per share to fall, and if interest rates fall, the Portfolio's net asset value should rise.

Long-term securities are generally more sensitive to changes in interest rates, and, therefore, are subject to a greater degree of market price volatility. To the extent the Portfolio holds long-term securities, its net asset value will be subject to a greater degree of fluctuation than if it held securities of shorter duration.

Credit risk. A fixed-income security could deteriorate in quality to such an extent that its rating is downgraded or its market value declines relative to comparable securities. Credit risk also includes the risk that an issuer of a debt security would be unable to make interest and principal payments. To the extent the Portfolio holds securities that have been downgraded, or that default on payment, its performance could be negatively affected.

While the Portfolio is required to invest a majority of its assets in securities rated investment-grade on the date of purchase, there is no guarantee that these securities are free from credit risk. Ratings by Moody's Investors Service and Standard & Poor's Ratings Services are generally accepted measures of credit risk. However, these ratings are subject to certain limitations. The rating of an issuer is based heavily on past developments and does not necessarily reflect probable future conditions. Ratings also are not updated continuously.

Fixed-income securities, like those in which the Portfolio invests, are traded principally by dealers in the over-the-counter market. The Portfolio's ability to sell securities it holds is dependent on the willingness and ability of market participants to provide bids that reflect current market levels. Adverse market conditions could reduce the number of ready buyers.

Seligman Investment Grade Fixed Income Portfolio

Past Performance

The information below provides some indication of the risks of investing in the Portfolio by showing how the performance of Class 1 shares of the Portfolio has varied year to year, as well as how its performance compares to two widely-used measures of performance. How the Portfolio has performed in the past, however, is not necessarily an indication of how it will perform in the future.

Class 1 annual total returns presented in the bar chart and average annual total returns presented in the table do not reflect the effect of any administration fees or sales charges imposed by the Contracts on their owners. If these expenses were included, the returns would be lower. Both the bar chart and table assume that all dividends and capital gain distributions were reinvested.

Class 1 Annual Total Returns - Calendar Years

  [THE FOLLOWING TABLE WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL.]

 1993      1994       1995      1996     1997      1998      1999      2000      2001      2002
------    -------    ------    -------  ------    ------    ------    ------    ------    ------
 7.98%    -3.39%     19.18%     0.09%    8.98%     8.20%    -4.48%    10.25%     5.52%     9.83%


               Best quarter return: 6.88% - quarter ended 6/30/95.

              Worst quarter return: -3.35% - quarter ended 3/31/96.

Class 1 Average Annual Total Returns - Periods Ended 12/31/02

                                                                            One                    Five                    Ten
                                                                           Year                    Years                  Years
                                                                          -------                 -------                -------
Seligman Investment Grade Fixed Income Portfolio                            9.83%                  5.72%                  6.00%
------------------------------------------------------------------------------------------------------------------------------------
Lehman Brothers Government Bond Index                                      11.50                   7.77                   7.56
------------------------------------------------------------------------------------------------------------------------------------
Lipper Corporate Debt BBB-Rated Funds Average                               7.37                   5.38                   7.07
------------------------------------------------------------------------------------------------------------------------------------

----------

The Lehman Brothers Government Bond Index and the Lipper Corporate Debt BBB-Rated Funds Average are unmanaged benchmarks that assume reinvestment of all distributions. The Lipper Average excludes the effect of sales charges and the Lehman Index excludes the effect of fees and sales charges.

The investment manager, at its discretion, reimbursed expenses of Class 1 shares for certain periods presented. There is no assurance that the investment manager will continue this policy in the future and absent such reimbursement, returns would have been lower.

Fees and Expenses

The table below summarizes the fees and expenses that you may pay as a shareholder of the Portfolio. Annual portfolio operating expenses are deducted from Portfolio assets and are therefore paid indirectly by you and other shareholders of the Portfolio. The table does not reflect any fees or sales charges imposed by the Contracts on their owners.

Annual Portfolio Operating Expenses
(as a percentage of average net assets)

Management Fees.......................................................     0.40%
Distribution and/or Service (12b-1) Fees..............................      none
Other Expenses........................................................     0.42%
                                                                           -----
Total Annual Portfolio Operating Expenses.............................     0.82%
                                                                           =====

Example

This example is intended to help you compare the costs of investing in the Portfolio with the costs of investing in other mutual funds. It assumes (1) you invest $10,000 in the Portfolio for each period and then sell all of your shares at the end of that period, (2) your investment has a 5% return each year, and
(3) the Portfolio's operating expenses (including the management fee) remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                       1 Year         3 Years          5 Years         10 Years
                       ------         -------          -------          -------
Class 1                  $84            $262            $455             $1,014
-------------------------------------------------------------------------------


Portfolio Management

The Portfolio is managed by the investment grade team of Seligman's Fixed Income Team. The investment grade team is headed by Mr. Christopher J. Mahony, Senior Vice President, Investment Officer of Seligman. Mr. Mahony joined Seligman in April 2001 and is Vice President of the Fund and has been Portfolio Manager of the Portfolio since January 2002. He is also Portfolio Manager of the Seligman Cash Management Portfolio and Co-Portfolio Manager of the Seligman Income Portfolio of the Fund; Vice President and Portfolio Manager of Seligman Cash Management Fund, Inc. and Seligman Investment Grade Fixed Income Fund, Inc.; Vice President and Co-Portfolio Manager of Seligman Income and Growth Fund, Inc.; and Vice President of Seligman High Income Fund Series and Portfolio Manager of its Seligman U.S. Government Securities Series. Before joining Seligman, since 1994, Mr. Mahony was Senior Portfolio Manager at Fort Washington Investment Advisors, Inc. located in Cincinnati, Ohio, where he managed all third party investment-grade fixed income portfolios.

Seligman Large-Cap Growth Portfolio

Investment Objective

The Portfolio's objective is longer-term growth in capital value.

Principal Investment Strategies

The Portfolio uses the following principal strategies to seek its objective:

Generally, the Portfolio invests at least 80% of its net assets in the common stock of large US companies, selected for their growth prospects. The investment manager chooses common stocks for the Portfolio using both quantitative and fundamental analysis. This means the investment manager first screens companies for past growth in sales and earnings, as well as a strong balance sheet. The investment manager favors a low ratio of debt to total capital. In selecting individual securities for investment, the investment manager then looks to identify large companies that it believes display one or more of the following:

o     Proven track record

o     Strong management

o     Multiple product lines

o Potential for improvement in overall operations (a catalyst for growth in revenues and/or earnings)

o     Positive supply and demand outlook for its industry

--------------------------------------------------------------------------------
Large Companies:

Companies with market capitalizations, at the time of purchase by the Portfolio, of $5 billion or more.
--------------------------------------------------------------------------------

The investment manager also looks at the forecasted earnings of a company to determine if it has the potential for above-average growth.

The Portfolio will generally sell a stock when the investment manager believes that the company or industry fundamentals have deteriorated or the company's catalyst for growth is already reflected in the stock's price (i.e., the stock is fully valued).

Although the Portfolio generally concentrates its investments in common stocks, it may also invest in preferred stocks, securities convertible into common stocks, common stock rights or warrants, and debt securities if the investment manager believes they offer opportunities for growth in capital value.

The Portfolio may invest up to 15% of its net assets in illiquid securities (i.e., securities that cannot be readily sold) and may invest up to 10% of its total assets directly in foreign securities. The Portfolio generally does not invest a significant amount, if any, in illiquid or foreign securities.


The Portfolio may also invest up to 10% of its assets in exchange-traded funds ("ETFs"). ETFs are traded, like individual stocks, on an exchange, but they represent baskets of securities that seek to track the performance of certain indices. The indices include not only broad-market indices but more specific indices as well, including those relating to particular sectors, countries and regions. The Portfolio may invest in ETFs for short-term cash management purposes or as part of its overall investment strategy.


The Fund's Board of Directors may change the parameters by which "large companies" are defined if it concludes such a change is appropriate.

Principal Risks

Stock prices fluctuate. Therefore, as with any portfolio that invests in stocks, the Portfolio's net asset value will fluctuate, especially in the short term. You may experience a decline in the value of your investment and you could lose money if you sell your shares at a price lower than you paid for them.

The Portfolio's performance may be affected by the broad investment environment in the US or international securities markets, which is influenced by, among other things, interest rates, inflation, politics, fiscal policy, and current events.


The Portfolio may not invest more than 25% of its total assets in securities of companies in any one industry. The Portfolio may, however, invest a substantial percentage of its assets in certain industries believed to offer good investment opportunities. If an industry in which the Portfolio is invested falls out of favor, the Portfolio's performance may be negatively affected.


Foreign securities or illiquid securities in the Portfolio's investment portfolio involve higher risk and may subject the Portfolio to higher price volatility. Investing in securities of foreign issuers involves risks not associated with US investments, including settlement risks, currency fluctuations, foreign taxation, differences in financial reporting practices, and changes in political conditions.

If the Portfolio invests in ETFs, shareholders would bear not only their proportionate share of the Portfolio's expenses (including operating expenses and advisory fees), but also similar expenses of the ETFs.

The Portfolio may actively and frequently trade securities in its portfolio to carry out its principal strategies. A high portfolio turnover rate increases transaction costs which may increase the Portfolio's expenses.

Seligman Large-Cap Growth Portfolio

Past Performance


The information below provides some indication of the risks of investing in the Portfolio by showing how the performance of Class 1 shares has varied year to year, as well as how its performance compares to two widely-used measures of performance. How the Portfolio has performed in the past, however, is not necessarily an indication of how it will perform in the future.


Class 1 annual total returns presented in the bar chart and average annual total returns presented in the table do not reflect the effect of any administration fees or sales charges imposed by the Contracts on their owners. If these expenses were included, the returns would be lower. Both the bar chart and table assume that all dividends and capital gain distributions were reinvested.

Class 1 Annual Total Returns - Calendar Years

  [THE FOLLOWING TABLE WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL.]

                        2000          2001          2002
                       ------        ------        ------
                      -16.04%       -18.37%        -35.34%


              Best quarter return: 18.05% - quarter ended 12/31/01.

             Worst quarter return: -23.86% - quarter ended 12/31/00.

Class 1 Average Annual Total Returns - Periods Ended 12/31/02

                                                                                                One            Since Inception
                                                                                               Year                5/1/99
                                                                                              -------        -------------------
Seligman Large-Cap Growth Portfolio                                                          (35.34)%            (15.49)%
------------------------------------------------------------------------------------------------------------------------------------
Russell 1000 Growth Index                                                                    (27.88)             (14.96)
------------------------------------------------------------------------------------------------------------------------------------
Lipper Large Cap Growth Funds Average                                                        (28.55)             (13.26)(1)
------------------------------------------------------------------------------------------------------------------------------------

----------

The Russell 1000 Growth Index and the Lipper Large Cap Growth Funds Average are unmanaged benchmarks that assume the reinvestment of dividends and/or capital gains distributions. The Lipper Average excludes the effect of sales charges and the Russell 1000 Growth Index excludes the effect of fees and sales charges.

(1)   From April 30, 1999.

The investment manager, at its discretion, reimbursed expenses of Class 1 shares for certain periods presented. There is no assurance that the investment manager will continue this policy in the future and absent such reimbursement, returns would have been lower.

Fees and Expenses

The table below summarizes the fees and expenses that you may pay as a shareholder of the Portfolio. Annual portfolio operating expenses are deducted from Portfolio assets and are therefore paid indirectly by you and other shareholders of the Portfolio. The table does not reflect any fees or sales charges imposed by the Contracts on their owners.

Annual Portfolio Operating Expenses
(as a percentage of average net assets)

Management Fees.........................................................   0.70%
Distribution and/or Service (12b-1) Fees................................    none
Other Expenses..........................................................   0.76%
                                                                           -----
Total Annual Portfolio Operating Expenses(1)............................   1.46%
                                                                           =====

----------

(1) Reflects total annual portfolio operating expenses as they would have been if certain expense reimbursement arrangements had not been in effect. The total annual operating expenses for the year ended December 31, 2002, taking into consideration this reimbursement arrangement and restated to reflect current fees, were 1.15%. The investment manager can terminate this reimbursement arrangement at any time.

Example

This example is intended to help you compare the costs of investing in the Portfolio with the costs of investing in other mutual funds. It assumes (1) you invest $10,000 in the Portfolio for each period and then sell all of your shares at the end of that period, (2) your investment has a 5% return each year, and
(3) the Portfolio's operating expenses (including the management fee) remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                          1 Year        3 Years         5 Years        10 Years
                          ------        -------         -------         -------
Class 1                    $149           $462           $797            $1,746
-------------------------------------------------------------------------------


Portfolio Management

The Portfolio is managed by Seligman's Growth Team, headed by Ms. Marion S. Schultheis. Ms. Schultheis joined Seligman in May 1998 as a Managing Director. She is Vice President of the Fund and has been Portfolio Manager of the Portfolio since its inception. Ms. Schultheis is also Portfolio Manager of the Seligman Capital Portfolio and Vice President and Portfolio Manager of the Seligman Capital Fund, Inc. and Seligman Growth Fund, Inc. Prior to joining Seligman, Ms. Schultheis was a Managing Director at Chancellor LGT from October 1997 to May 1998 and Senior Portfolio Manager at IDS Advisory Group Inc. from August 1987 to October 1997.

Seligman Large-Cap Value Portfolio

Investment Objective

The Portfolio's objective is long-term capital appreciation.

Principal Investment Strategies

The Portfolio uses the following principal strategies to seek its objective:

The Portfolio generally invests at least 80% of its net assets in the common stocks of "value" companies with large market capitalization ($2 billion or more) at the time of purchase by the Portfolio.

The Portfolio uses a bottom-up stock selection approach. This means that the investment manager concentrates on individual company fundamentals, rather than on a particular industry. In selecting investments, the investment manager seeks to identify value companies that it believes display one or more of the following:

o     A low price-to-earnings and/or low price-to-book ratio

o     Positive change in senior management

o     Positive corporate restructuring

o     Temporary setback in price due to factors that no longer exist

--------------------------------------------------------------------------------
Value Companies:

Those companies believed by the investment manager to be undervalued, either historically, by the market, or by their peers.
--------------------------------------------------------------------------------

The Portfolio generally holds a small number of securities because the investment manager believes doing so allows it to adhere to its disciplined value investment approach. The investment manager maintains close contact with the management of each company in which the Portfolio invests and continually monitors portfolio holdings, remaining sensitive to overvaluation and deteriorating fundamentals.

The Portfolio generally sells a stock if the investment manager believes it has become fully valued, its fundamentals have deteriorated, or ongoing evaluation reveals that there are more attractive investment opportunities available.

Although the Portfolio invests primarily in common stocks of domestic issuers, it may also invest in other equity-related securities of domestic issuers, including preferred stock and stock convertible into or exchangeable for such securities. The Portfolio expects that no more than 15% of its assets will be invested in cash or fixed-income securities, except as a temporary defensive measure. The Portfolio may also invest in American Depository Receipts (ADRs). ADRs are publicly traded instruments generally issued by domestic banks or trust companies that represent a security of a foreign issuer. ADRs are quoted and settled in US dollars. The Portfolio uses the same criteria in evaluating these securities as it does for common stocks.

The Portfolio may invest up to 15% of its net assets in illiquid securities (i.e., securities that cannot be readily sold). The Portfolio may also invest up to 10% of its total assets directly in foreign securities. The limit on foreign securities does not include ADRs, or commercial paper and certificates of deposit issued by foreign banks. The Portfolio may also purchase put options in an attempt to hedge against a decline in the price of securities it holds in its portfolio. A put option gives the Portfolio the right to sell an underlying security at a particular price during a fixed period. The Portfolio generally does not invest a significant amount of its assets, if any, in illiquid securities, foreign securities, or put options.


The Portfolio may also invest up to 10% of its assets in exchange-traded funds ("ETFs"). ETFs are traded, like individual stocks, on an exchange, but they represent baskets of securities that seek to track the performance of certain indices. The indices include not only broad-market indices but more specific indices as well, including those relating to particular sectors, countries and regions. The Portfolio may invest in ETFs for short-term cash management purposes or as part of its overall investment strategy.


The Fund's Board of Directors may change the parameters by which large market capitalization is defined if it concludes such a change is appropriate.

Seligman Large-Cap Value Portfolio

Principal Risks

Stock prices fluctuate. Therefore, as with any portfolio that invests in stocks, the Portfolio's net asset value will fluctuate, especially in the short term. You may experience a decline in the value of your investment and you could lose money if you sell your shares at a price lower than you paid for them.

The Portfolio holds a small number of securities. Consequently, if one or more of the securities held in its portfolio declines in value or underperforms relative to the market, it may have a greater impact on the Portfolio's performance than if the Portfolio held a larger number of securities. The Portfolio may experience more volatility, especially over the short term, than a fund with a greater number of holdings.

The Portfolio may not invest more than 25% of its total assets in securities of companies in any one industry. However, the Portfolio may invest a substantial percentage of its assets in certain industries believed to offer good investment opportunities. If an industry in which the Portfolio is invested falls out of favor, the Portfolio's performance may be negatively affected. This effect may be heightened because the Portfolio holds a smaller number of securities.

The Portfolio's performance may be affected by the broad investment environment in the US or international securities markets, which is influenced by, among other things, interest rates, inflation, politics, fiscal policy, and current events.

Foreign securities, illiquid securities, or options in the Portfolio's investment portfolio involve higher risk and may subject the Portfolio to higher price volatility. Investing in securities of foreign issuers involves risks not associated with US investments, including settlement risks, currency fluctuations, foreign taxation, differences in financial reporting practices, and changes in political conditions.


If the Portfolio invests in ETFs, shareholders would bear not only their proportionate share of the Portfolio's expenses (including operating expenses and advisory fees), but also similar expenses of the ETFs.

Seligman Large-Cap Value Portfolio

Past Performance


The information below provides some indication of the risks of investing in the Portfolio by showing how the performance of Class 1 shares of the Portfolio has varied year to year, as well as how its performance compares to three widely-used measures of performance. How the Portfolio has performed in the past, however, is not necessarily an indication of how it will perform in the future.


Class 1 annual total returns presented in the bar chart and average annual total returns presented in the table do not reflect the effect of any administration fees or sales charges imposed by the Contracts on their owners. If these expenses were included, the returns would be lower. Both the bar chart and table assume that all dividends and capital gain distributions were reinvested.

Class 1 Annual Total Returns - Calendar Years

  [THE FOLLOWING TABLE WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL.]

                       1999      2000      2001      2002
                      ------    ------    ------    ------
                      -2.76%    25.84%    -8.28%   -31.90%


              Best quarter return: 16.29% - quarter ended 9/30/00.

             Worst quarter return: -25.59% - quarter ended 9/30/02.

Class 1 Average Annual Total Returns - Periods Ended 12/31/02

                                                                                                One            Since Inception
                                                                                               Year                5/1/98
                                                                                              -------        -------------------
Seligman Large-Cap Value Portfolio                                                           (31.90)%             (5.64)%
------------------------------------------------------------------------------------------------------------------------------------
S&P 500 Index                                                                                (22.10)              (3.81)
------------------------------------------------------------------------------------------------------------------------------------
Russell 1000 Value Index                                                                     (15.52)              (1.59)
------------------------------------------------------------------------------------------------------------------------------------
Lipper Large Cap Value Funds Average                                                         (19.75)              (3.00)(1)
------------------------------------------------------------------------------------------------------------------------------------

----------

The Standard & Poor's 500 Composite Stock Price Index (S&P 500 Index), the Russell 1000 Value Index and the Lipper Large Cap Value Funds Average are unmanaged benchmarks that assume the reinvestment of all distributions. The Lipper Average excludes the effect of sales charges and the Russell Index and S&P 500 Index exclude the effect of fees and sales charges.

(1)   From April 30, 1998.

The investment manager, at its discretion, reimbursed expenses of Class 1 shares for certain periods presented. There is no assurance that the investment manager will continue this policy in the future and absent such reimbursement, returns would have been lower.

Fees and Expenses

The table below summarizes the fees and expenses that you may pay as a shareholder of the Portfolio. Annual portfolio operating expenses are deducted from Portfolio assets and are therefore paid indirectly by you and other shareholders of the Portfolio. The table does not reflect any fees or sales charges imposed by the Contracts on their owners.

Annual Portfolio Operating Expenses
(as a percentage of average net assets)

Management Fees.........................................................   0.80%
Distribution and/or Service (12b-1) Fees................................    none
Other Expenses..........................................................   0.36%
                                                                           -----
Total Annual Portfolio Operating Expenses...............................   1.16%
                                                                           =====

Example

This example is intended to help you compare the costs of investing in the Portfolio with the costs of investing in other mutual funds. It assumes (1) you invest $10,000 in the Portfolio for each period and then sell all of your shares at the end of that period, (2) your investment has a 5% return each year, and
(3) the Portfolio's operating expenses (including the management fee) remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                        1 Year          3 Years         5 Years         10 Years
                        ------          -------         -------          -------
Class 1                  $118             $368           $638             $1,409
--------------------------------------------------------------------------------


Portfolio Management

The Portfolio is managed by Seligman's Value Team, headed by Mr. Neil T. Eigen. Mr. Eigen, a Managing Director of Seligman, is Vice President of the Fund and has been Portfolio Manager of the Portfolio since its inception. Mr. Eigen is also Portfolio Manager of the Seligman Small-Cap Value Portfolio of the Fund and Vice President of Seligman Value Fund Series, Inc. and Portfolio Manager of its Large-Cap Value Fund and Small-Cap Value Fund. Prior to joining Seligman, Mr. Eigen was Senior Managing Director, Chief Investment Officer and Director of Equity Investing at Bear Stearns Asset Management from January 1990 to January 1997.

Mr. Richard S. Rosen, a Managing Director of Seligman, has been Co-Portfolio Manager of the Portfolio since its inception. Mr. Rosen is also Co-Portfolio Manager of the Seligman Small-Cap Value Portfolio of the Fund and Co-Portfolio Manager of Large-Cap Value Fund and Small-Cap Value Fund, the two series of Seligman Value Fund Series, Inc. Prior to joining Seligman, Mr. Rosen was a Managing Director and Portfolio Manager at Bear Stearns Asset Management.

Seligman Small-Cap Value Portfolio

Investment Objective

The Portfolio's objective is long-term capital appreciation.

Principal Investment Strategies

The Portfolio uses the following principal strategies to seek its objective:

The Portfolio generally invests at least 80% of its net assets in the common stocks of "value" companies with small market capitalization (up to $2 billion) at the time of purchase by the Portfolio.

--------------------------------------------------------------------------------
Value Companies:

Those companies believed by the investment manager to be undervalued, either historically, by the market, or by their peers.
--------------------------------------------------------------------------------

The Portfolio uses a bottom-up stock selection approach. This means that the investment manager concentrates on individual company fundamentals, rather than on a particular industry. In selecting investments, the investment manager seeks to identify value companies that it believes display one or more of the following:

o     A low price-to-earnings and/or low price-to-book ratio

o     Positive change in senior management

o     Positive corporate restructuring

o     Temporary setback in price due to factors that no longer exist

The Portfolio generally holds a small number of securities because the investment manager believes doing so allows it to adhere to its disciplined value investment approach. The investment manager maintains close contact with the management of each company in which the Portfolio invests and continually monitors portfolio holdings, remaining sensitive to overvaluation and deteriorating fundamentals.

The Portfolio generally sells a stock if the investment manager believes it has become fully valued, its fundamentals have deteriorated, or ongoing evaluation reveals that there are more attractive investment opportunities available.

Although the Portfolio invests primarily in common stock of domestic issuers, it may also invest in other equity-related securities of domestic issuers, including preferred stock and stock convertible into or exchangeable for such securities. The Portfolio expects that no more than 15% of its assets will be invested in cash or fixed-income securities, except as a temporary defensive measure. The Portfolio may also invest in American Depository Receipts (ADRs). ADRs are publicly traded instruments generally issued by domestic banks or trust companies that represent a security of a foreign issuer. ADRs are quoted and settled in US dollars. The Portfolio uses the same criteria in evaluating these securities as it does for common stocks.

The Portfolio may invest up to 15% of its net assets in illiquid securities (i.e., securities that cannot be readily sold). The Portfolio may also invest up to 10% of its total assets directly in foreign securities. The limit on foreign securities does not include ADRs or commercial paper and certificates of deposit issued by foreign banks. The Portfolio may also purchase put options in an attempt to hedge against a decline in the price of securities it holds in its portfolio. A put option gives the Portfolio the right to sell an underlying security at a particular price during a fixed period. The Portfolio generally does not invest a significant amount of its assets, if any, in illiquid securities, foreign securities, or put options.


The Portfolio may also invest up to 10% of its assets in exchange-traded funds ("ETFs"). ETFs are traded, like individual stocks, on an exchange, but they represent baskets of securities that seek to track the performance of certain indices. The indices include not only broad-market indices but more specific indices as well, including those relating to particular sectors, countries and regions. The Portfolio may invest in ETFs for short-term cash management purposes or as part of its overall investment strategy.


The Fund's Board of Directors may change the parameters by which small market capitalization is defined if it concludes such a change is appropriate.

Seligman Small-Cap Value Portfolio

Principal Risks

Stock prices fluctuate. Therefore, as with any portfolio that invests in stocks, the Portfolio's net asset value will fluctuate, especially in the short term. You may experience a decline in the value of your investment and you could lose money if you sell your shares at a price lower than you paid for them.

Investments in smaller companies typically involve greater risks than investments in larger companies. Small company stocks, as a whole, may experience larger price fluctuations than large company stocks or other types of investments. Some small companies may have shorter operating histories, less experienced management and limited product lines, markets and financial or managerial resources.

The Portfolio holds a small number of securities. Consequently, if one or more of the securities held in its portfolio declines in value or underperforms relative to the market, it may have a greater impact on the Portfolio's performance than if the Portfolio held a larger number of securities. The Portfolio may experience more volatility, especially over the short term, than a fund with a greater number of holdings.

The Portfolio may not invest more than 25% of its total assets in securities of companies in any one industry. However, the Portfolio may invest a substantial percentage of its assets in certain industries that the investment manager believes offer good investment opportunities. If an industry in which the Portfolio is invested falls out of favor, the Portfolio's performance may be negatively affected. This effect may be heightened because the Portfolio holds a smaller number of securities.

The Portfolio's performance may be affected by the broad investment environment in the US or international securities markets, which is influenced by, among other things, interest rates, inflation, politics, fiscal policy, and current events.

Foreign securities, illiquid securities, or options in the Portfolio's investment portfolio involve higher risk and may subject the Portfolio to higher price volatility. Investing in securities of foreign issuers involves risks not associated with U.S. investments, including settlement risks, currency fluctuations, foreign taxation, differences in financial reporting practices, and changes in political conditions.


If the Portfolio invests in ETFs, shareholders would bear not only their proportionate share of the Portfolio's expenses (including operating expenses and advisory fees), but also similar expenses of the ETFs.

Seligman Small-Cap Value Portfolio

Past Performance


The information below provides some indication of the risks of investing in the Portfolio by showing how the performance of Class 1 shares of the Portfolio has varied year to year, as well as how its performance compares to two widely-used measures of performance. How the Portfolio has performed in the past, however, is not necessarily an indication of how it will perform in the future.


Class 1 annual total returns presented in the bar chart and average annual total returns presented in the table do not reflect the effect of any administration fees or sales charges imposed by the Contracts on their owners. If these expenses were included, the returns would be lower. Both the bar chart and table assume that all dividends and capital gain distributions were reinvested.

Class 1 Annual Total Returns - Calendar Years

  [THE FOLLOWING TABLE WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL.]

                       1999      2000      2001      2002
                      ------    ------    ------    ------
                      35.26%    33.00%    23.52%   -15.37%


              Best quarter return: 34.49% - quarter ended 6/30/99.

             Worst quarter return: -19.63% - quarter ended 9/30/02.

Class 1 Average Annual Total Returns - Periods Ended 12/31/02

                                                                                                One            Since Inception
                                                                                               Year                5/1/98
                                                                                              -------        -------------------
Seligman Small-Cap Value Portfolio                                                           (15.37)%             10.00%
------------------------------------------------------------------------------------------------------------------------------------
Russell 2000 Value Index                                                                     (11.43)               0.85
------------------------------------------------------------------------------------------------------------------------------------
Lipper Small Cap Value Funds Average                                                         (10.19)              (2.18)(1)
------------------------------------------------------------------------------------------------------------------------------------

----------

The Russell 2000 Value Index and the Lipper Small Cap Value Funds Average are unmanaged benchmarks that assume the reinvestment of all distributions. The Lipper Average excludes the effect of sales charges and the Russell Index excludes the effect of fees and sales charges.

(1)   From April 30, 1998.

The investment manager, at its discretion, reimbursed expenses of Class 1 shares for certain periods presented. There is no assurance that the investment manager will continue this policy in the future and absent such reimbursement, returns would have been lower.

Fees and Expenses

The table below summarizes the fees and expenses that you may pay as a shareholder of the Portfolio. Annual portfolio operating expenses are deducted from Portfolio assets and are therefore paid indirectly by you and other shareholders of the Portfolio. The table does not reflect any fees or sales charges imposed by the Contracts on their owners.

Annual Portfolio Operating Expenses
(as a percentage of average net assets)

Management Fees..........................................................  1.00%
Distribution and/or Service (12b-1) Fees.................................   none
Other Expenses...........................................................  0.18%
                                                                           -----
Total Annual Portfolio Operating Expenses................................  1.18%
                                                                           =====

Example

This example is intended to help you compare the costs of investing in the Portfolio with the costs of investing in other mutual funds. It assumes (1) you invest $10,000 in the Portfolio for each period and then sell all of your shares at the end of that period, (2) your investment has a 5% return each year, and
(3) the Portfolio's operating expenses (including the management fee) remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                            1 Year        3 Years         5 Years       10 Years
                            ------        -------         -------        -------
Class 1                      $120           $375           $649           $1,432
--------------------------------------------------------------------------------


Portfolio Management

The Portfolio is managed by Seligman's Value Team, headed by Mr. Neil T. Eigen. Mr. Eigen, a Managing Director at Seligman, Vice President of the Fund and has been Portfolio Manager of the Portfolio since its inception. Mr. Eigen is also Portfolio Manager of the Seligman Large-Cap Value Portfolio of the Fund and Vice President of Seligman Global Fund Series, Inc. and Portfolio Manager of its Large-Cap Value Fund and Small-Cap Value Fund. Prior to joining Seligman, Mr. Eigen was Senior Managing Director, Chief Investment Officer and Director of Equity Investing at Bear Stearns Asset Management from January 1990 to January 1997.

Mr. Richard S. Rosen, a Managing Director at Seligman, has been Co-Portfolio Manager of the Portfolio since its inception. Mr. Rosen is also Co-Portfolio Manager of the Seligman Large-Cap Value Portfolio of the Fund and Co-Portfolio Manager of Large-Cap Value Fund and Small-Cap Value Fund, the two series of Seligman Value Fund Series, Inc. Prior to joining Seligman, Mr. Rosen was a Managing Director and Portfolio Manager at Bear Stearns Asset Management.

Management of the Fund

The Fund's Board of Directors provides broad supervision over the affairs of the Fund.


J. & W. Seligman & Co. Incorporated (Seligman), 100 Park Avenue, New York, New York 10017, is the investment manager of the Fund. Seligman provides investment management services for each of the Fund's Portfolios, including making purchases and sales of securities for the Portfolios, consistent with each Portfolio's investment objectives and strategies, and administers each Portfolio's business and other affairs.

Established in 1864, Seligman currently serves as manager to 22 US registered investment companies, which offer more than 60 investment portfolios with approximately $10.8 billion in assets as of March 31, 2003. Seligman also provides investment management or advice to institutional or other accounts having an aggregate value at March 31, 2003 of approximately $7.1 billion.


Each Portfolio pays Seligman a management fee for its services, equal to a percentage of the Portfolio's average daily net assets, as follows:


                                                                                                             Management Fee Rate
                                                                         Management Fee Rate                      Paid for
                                                                          as a % of Average                     Period ended
                                                                          Daily Net Assets                   December 31, 2002*
                                                                           --------------                      --------------
Seligman Capital Portfolio                                                      .40%                                .40%
Seligman Cash Management Portfolio                                              .40%                                .40%
Seligman Common Stock Portfolio                                                 .40%                                .40%
Seligman Communications and Information Portfolio                               .75%                                .75%
Seligman Frontier Portfolio                                                     .75%                                .75%

Seligman Global Growth Portfolio                                     1.00% on first $1 billion;                     1.00%
                                                                      .95% on next $1 billion;
                                                                           .90% thereafter

Seligman Global Smaller Companies Portfolio                          1.00% on first $1 billion;                     1.00%
                                                                      .95% on next $1 billion;
                                                                           .90% thereafter

Seligman Global Technology Portfolio                                 1.00% on first $2 billion;                     1.00%
                                                                      .95% on next $2 billion;
                                                                           .90% thereafter

Seligman High-Yield Bond Portfolio                                              .50%                                .50%
Seligman Income Portfolio                                                       .40%                                .40%

Seligman International Growth Portfolio                              1.00% on first $1 billion;                     1.00%
                                                                      .95% on next $1 billion;
                                                                           .90% thereafter

Seligman Investment Grade Fixed Income Portfolio                                .40%                                .40%

Seligman Large-Cap Growth Portfolio                                   .70% on first $1 billion;                     .70%
                                                                      .65% on next $1 billion;
                                                                           .60% thereafter

Seligman Large-Cap Value Portfolio                                   .80% on first $500 million;                    .80%
                                                                     .70% on next $500 million;
                                                                           .60% thereafter

Seligman Small-Cap Value Portfolio                                  1.00% on first $500 million;                    1.00%
                                                                     .90% on next $500 million;
                                                                           .80% thereafter

----------

* Amounts are prior to any expense reimbursement. Seligman waived its management fees and/or reimbursed expenses for certain of the Portfolios, in whole or in part, due to expense caps and other voluntary fee waivers. There is no assurance that Seligman will continue this practice in the future. See the "Fees and Expenses" section for each portfolio for more information about expense reimbursements.

Shareholder Information

Pricing of Fund Shares

When you buy or sell shares, you do so at the applicable Portfolio's net asset value (NAV) next calculated after your request is received in good order by participating insurance companies. If your purchase or sell request is received in good order by participating insurance companies by the close of regular trading on the New York Stock Exchange (NYSE) (normally 4:00 p.m. Eastern time), it will be executed at the applicable Portfolio's NAV calculated as of the close of regular trading on the NYSE on that day.

If your purchase or sell request is received by participating insurance companies after the close of regular trading on the NYSE, your request will be executed at the applicable Portfolio's NAV calculated as of the close of regular trading on the next NYSE trading day.

The NAV of the applicable Portfolio is computed each day, Monday through Friday, on days that the NYSE is open for trading. Securities owned by the applicable Portfolio are valued at current market prices. If reliable market prices are unavailable, securities are valued in accordance with procedures approved by the Fund's Board of Directors.

How to Purchase and Sell Shares

Shares of the Fund's Portfolios are offered only to Accounts of participating insurance companies to fund benefits of the Contracts. The Accounts may invest in shares of the applicable Portfolios in accordance with allocation instructions received from the owners of the Contracts. Such allocation rights and information on how to purchase or surrender a Contract, as well as sales charges and other expenses imposed by the Contracts on their owners, are further described in the separate prospectuses and disclosure documents issued by the participating insurance companies and accompanying this Prospectus. The Fund reserves the right to reject any order for the purchase of shares of any Portfolio.

An Account may sell all or any portion of the applicable Portfolio shares that it holds at any time at the next computed NAV per share, as described above. Portfolio shares that are sold are entitled to any dividends that have been declared as payable to record owners up to and including the day the sale is effected. There is no charge. Payment of the sale price will normally be made within seven days after receipt of such sale. In addition, the right to sell your shares may be suspended and the date of payment of the sale price may be postponed for any period during which the NYSE is closed (other than customary weekend and holiday closings) or during which the Securities and Exchange Commission (SEC) determines that trading thereon is restricted, or for any period during which an emergency (as determined by the SEC) exists as a result of which the sale of the applicable Portfolio shares is not reasonably practicable or as a result of which it is not reasonably practicable for the applicable Portfolio to fairly determine the value of its net assets, or for such other periods as the SEC may by order permit for the protection of shareholders.

Dividends and Capital Gain Distributions

Dividends and capital gain distributions from each Portfolio, other than Seligman Cash Management Portfolio, will be declared and paid annually and will be reinvested in additional shares, at NAV, of the Portfolio. Dividends from Seligman Cash Management Portfolio will be declared daily and reinvested monthly in additional shares, at NAV, of the Portfolio. It is not expected that shares of Seligman Cash Management Portfolio will realize capital gains.


Each Portfolio (except for Seligman Cash Management Portfolio and Seligman Small-Cap Value Portfolio) had a capital loss carryforward that is available for offset against future net capital gains, expiring in various amounts through 2010. Accordingly, no capital gains distributions are expected to be paid to shareholders until net capital gains have been realized in excess of the available capital loss carryforward.


Taxes

Further information regarding the tax consequences of an investment in the Fund is contained in the separate prospectuses and disclosure documents issued by the participating insurance companies and accompanying this Prospectus.

Financial Highlights


The tables below describe each Portfolio's performance of Class 1 shares for the past five years, or if less than five years, the period of the Class's operations. It is intended to help you understand the financial performance of each Portfolio's Class 1 shares. Certain information reflects financial results for a single share of the Class that was held throughout the periods shown. "Total return" shows the rate that you would have earned (or lost) on an investment in the applicable Portfolio, assuming you reinvested all your dividends and capital gains distributions. Total returns do not reflect the effect of any administration fees or sales charges imposed by the Contracts on their owners and are not annualized for periods of less than one year. Ernst & Young LLP, independent auditors, have audited this information. Their report, along with each Portfolio's financial statements, is included in the Fund's Annual Report, which is available upon request.


Seligman Capital Portfolio


                                                 ----------------------------------------------------------------------
                                                                        Year ended December 31,
                                                 ----------------------------------------------------------------------
                                                       2002           2001           2000           1999           1998
                                                 ----------------------------------------------------------------------
Per Share Data:*
-----------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of year               $    12.37     $    24.68     $    23.90     $    20.81     $    18.10
-----------------------------------------------------------------------------------------------------------------------
Income from investment operations:
-----------------------------------------------------------------------------------------------------------------------
  Net investment income (loss)***                     (0.05)         (0.06)          0.02           0.01           0.04
-----------------------------------------------------------------------------------------------------------------------
  Net gains or losses on securities
    (both realized and unrealized)                    (4.03)         (4.01)          2.06          10.21           3.89
-----------------------------------------------------------------------------------------------------------------------
Total from investment operations                      (4.08)         (4.07)          2.08          10.22           3.93
-----------------------------------------------------------------------------------------------------------------------
Less distributions:
-----------------------------------------------------------------------------------------------------------------------
  Dividends from net investment income                   --          (0.02)            --          (0.01)         (0.04)
-----------------------------------------------------------------------------------------------------------------------
  Distributions from net realized capital gain           --          (8.22)         (1.30)         (7.12)         (1.18)
-----------------------------------------------------------------------------------------------------------------------
Total distributions                                      --          (8.24)         (1.30)         (7.13)         (1.22)
-----------------------------------------------------------------------------------------------------------------------
Net asset value, end of year                     $     8.29     $    12.37     $    24.68     $    23.90     $    20.81
=======================================================================================================================
Total Return:                                      (32.98)%       (15.97)%          8.50%         53.33%         22.19%
-----------------------------------------------------------------------------------------------------------------------
Ratios/Supplemental Data:
-----------------------------------------------------------------------------------------------------------------------
Net assets, end of year (in thousands)           $   11,833     $   24,349     $   37,138     $   27,586     $   24,141
-----------------------------------------------------------------------------------------------------------------------
Ratio of expenses to average net assets               0.80%          0.61%          0.59%          0.59%          0.60%
-----------------------------------------------------------------------------------------------------------------------
Ratio of net investment income (loss) to
  average net assets                                (0.47)%        (0.31)%          0.07%          0.03%          0.19%
-----------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                             129.07%        215.16%        230.42%        172.88%        130.86%
-----------------------------------------------------------------------------------------------------------------------
Without expense reimbursement:***
  Ratio of expenses to average net assets             0.81%          0.70%
-----------------------------------------------------------------------------------------------------------------------
  Ratio of net investment income (loss) to
    average net assets                              (0.48)%        (0.39)%
-----------------------------------------------------------------------------------------------------------------------

----------

See footnotes on page P-65.

Seligman Cash Management Portfolio


                                                 ---------------------------------------------------------------------------
                                                                          Year ended December 31,
                                                 ---------------------------------------------------------------------------
                                                     2002            2001           2000            1999            1998
                                                 ---------------------------------------------------------------------------
Per Share Data:*
----------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of year               $     1.000     $     1.000     $     1.000     $     1.000     $     1.000
----------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
----------------------------------------------------------------------------------------------------------------------------
  Net investment income (loss)***                      0.010           0.038           0.062           0.050           0.053
----------------------------------------------------------------------------------------------------------------------------
Total from investment operations                       0.010           0.038           0.062           0.050           0.053
----------------------------------------------------------------------------------------------------------------------------
Less distributions:
----------------------------------------------------------------------------------------------------------------------------
  Dividends from net
    investment income                                 (0.010)         (0.038)         (0.062)         (0.050)         (0.053)
----------------------------------------------------------------------------------------------------------------------------
Total distributions                                   (0.010)         (0.038)         (0.062)         (0.050)         (0.053)
----------------------------------------------------------------------------------------------------------------------------
Net asset value, end of year                     $     1.000     $     1.000     $     1.000     $     1.000     $     1.000
============================================================================================================================
Total Return:                                          1.00%           3.88%           6.38%           5.07%           5.42%
----------------------------------------------------------------------------------------------------------------------------
Ratios/Supplemental Data:
----------------------------------------------------------------------------------------------------------------------------
Net assets, end of year (in thousands)           $     7,870     $    12,211     $    12,318     $    17,611     $    10,520
----------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to average net assets                0.69%           0.07%              --              --              --
----------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income (loss) to
  average net assets                                   0.98%           3.82%           6.17%           4.99%           5.30%
----------------------------------------------------------------------------------------------------------------------------
Without management fee waiver and
  expense reimbursement:***
  Ratio of expenses to average net assets                              0.72%           0.72%           0.65%           0.67%
----------------------------------------------------------------------------------------------------------------------------
  Ratio of net investment income (loss) to
    average net assets                                                 3.17%           5.45%           4.34%           4.63%
----------------------------------------------------------------------------------------------------------------------------


Seligman Common Stock Portfolio


                                                 ---------------------------------------------------------------------------
                                                                          Year ended December 31,
                                                 ---------------------------------------------------------------------------
                                                     2002            2001           2000            1999            1998
                                                 ---------------------------------------------------------------------------
Per Share Data:*
----------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of year               $     10.84     $     14.23     $     16.61     $     18.63     $     16.28
----------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
----------------------------------------------------------------------------------------------------------------------------
  Net investment income (loss)                          0.08            0.08@           0.12            0.32            0.29
----------------------------------------------------------------------------------------------------------------------------
  Net gains or losses on securities (both
    realized and unrealized)                           (3.02)          (1.85)@         (1.86)           2.03            3.61
----------------------------------------------------------------------------------------------------------------------------
Total from investment operations                       (2.94)          (1.77)          (1.74)           2.35            3.90
----------------------------------------------------------------------------------------------------------------------------
Less distributions:
----------------------------------------------------------------------------------------------------------------------------
  Dividends from net
  investment income                                    (0.10)          (0.15)          (0.01)          (0.32)          (0.31)
----------------------------------------------------------------------------------------------------------------------------
  Distributions from net realized capital gain            --           (1.47)          (0.63)          (4.05)          (1.24)
----------------------------------------------------------------------------------------------------------------------------
Total distributions                                    (0.10)          (1.62)          (0.64)          (4.37)          (1.55)
----------------------------------------------------------------------------------------------------------------------------
Net asset value, end of year                     $      7.80     $     10.84     $     14.23     $     16.61     $     18.63
============================================================================================================================
Total Return:                                       (27.16)%        (12.24)%        (10.53)%          13.15%          24.16%
----------------------------------------------------------------------------------------------------------------------------
Ratios/Supplemental Data:
----------------------------------------------------------------------------------------------------------------------------
Net assets, end of year (in thousands)           $    12,931     $    23,756     $    32,738     $    47,303     $    62,588
----------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to average net assets                0.60%           0.59%           0.60%           0.52%           0.52%
----------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income (loss) to
  average net assets                                   0.88%           0.59%           0.71%           1.30%           1.61%
----------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                              131.95%          83.49%          52.01%          38.11%          55.55%
----------------------------------------------------------------------------------------------------------------------------

----------

See footnotes on page P-65.

Seligman Communications and Information Portfolio


                                                 --------------------------------------------------------------------------
                                                                         Year ended December 31,
                                                 --------------------------------------------------------------------------
                                                      2002           2001           2000            1999           1998
                                                 --------------------------------------------------------------------------
Per Share Data:*
---------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of year               $     12.59    $     14.82     $     26.70     $     17.14     $     13.09
---------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
---------------------------------------------------------------------------------------------------------------------------
  Net investment income (loss)                         (0.07)         (0.07)          (0.11)          (0.10)          (0.08)
---------------------------------------------------------------------------------------------------------------------------
  Net gains or losses on securities (both
    realized and unrealized)                           (4.47)          0.80           (9.45)          14.36            4.81
---------------------------------------------------------------------------------------------------------------------------
Total from investment operations                       (4.54)          0.73           (9.56)          14.26            4.73
---------------------------------------------------------------------------------------------------------------------------
Less distributions:
---------------------------------------------------------------------------------------------------------------------------
  Distributions from net realized capital gain            --          (2.96)          (2.32)          (4.70)          (0.68)
---------------------------------------------------------------------------------------------------------------------------
Total distributions                                       --          (2.96)          (2.32)          (4.70)          (0.68)
---------------------------------------------------------------------------------------------------------------------------
Net asset value, end of year                     $      8.05    $     12.59     $     14.82     $     26.70     $     17.14
===========================================================================================================================
Total Return:                                       (36.06)%          5.34%        (36.19)%          85.81%          36.49%
---------------------------------------------------------------------------------------------------------------------------
Ratios/Supplemental Data:
---------------------------------------------------------------------------------------------------------------------------
Net assets, end of year (in thousands)           $    53,769    $   113,424     $   127,901     $   213,961     $   122,279
---------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to average net assets                0.98%          0.93%           0.87%           0.86%           0.87%
---------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income (loss) to
  average net assets                                 (0.76)%        (0.45)%         (0.48)%         (0.51)%         (0.56)%
---------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                               91.37%        130.94%         104.41%         118.16%         132.57%
---------------------------------------------------------------------------------------------------------------------------


Seligman Frontier Portfolio


                                                 --------------------------------------------------------------------------
                                                                          Year ended December 31,
                                                 --------------------------------------------------------------------------
                                                      2002           2001           2000            1999           1998
                                                 --------------------------------------------------------------------------
Per Share Data:*
---------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of year               $     13.12    $     15.26     $     18.13     $     15.55     $     15.78
---------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
---------------------------------------------------------------------------------------------------------------------------
  Net investment income (loss)***                      (0.11)         (0.05)          (0.13)@         (0.10)          (0.08)
---------------------------------------------------------------------------------------------------------------------------
  Net gains or losses on securities (both
    realized and unrealized)                           (3.37)         (1.12)          (2.74)@          2.68           (0.15)
---------------------------------------------------------------------------------------------------------------------------
Total from investment operations                       (3.48)         (1.17)          (2.87)           2.58           (0.23)
---------------------------------------------------------------------------------------------------------------------------
Less distributions:
---------------------------------------------------------------------------------------------------------------------------
  Distributions from net realized capital gain            --          (0.97)             --              --              --
---------------------------------------------------------------------------------------------------------------------------
Total distributions                                       --          (0.97)             --              --              --
---------------------------------------------------------------------------------------------------------------------------
Net asset value, end of year                     $      9.64    $     13.12     $     15.26     $     18.13     $     15.55
===========================================================================================================================
Total Return:                                       (26.52)%        (7.35)%        (15.83)%          16.59%         (1.46)%
---------------------------------------------------------------------------------------------------------------------------
Ratios/Supplemental Data:
---------------------------------------------------------------------------------------------------------------------------
Net assets, end of year (in thousands)           $     7,089    $    13,174     $    17,011     $    25,706     $    39,148
---------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to average net assets                1.23%          1.01%           0.95%           0.95%           0.92%
---------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income (loss) to
  average net assets                                 (0.93)%        (0.38)%         (0.73)%         (0.68)%         (0.51)%
---------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                               83.83%        125.78%         150.67%          57.93%          86.52%
---------------------------------------------------------------------------------------------------------------------------
Without expense reimbursement:***
  Ratio of expenses to average net assets                             1.24%           1.18%           0.96%
---------------------------------------------------------------------------------------------------------------------------
  Ratio of net investment income (loss) to
    average net assets                                              (0.61)%         (0.96)%         (0.69)%
---------------------------------------------------------------------------------------------------------------------------

----------

See footnotes on page P-65.

Seligman Global Growth Portfolio


                                                  ---------------------------------------------------------------------
                                                                         Year ended December 31,
                                                  ---------------------------------------------------------------------
                                                        2002          2001           2000           1999           1998
                                                  ---------------------------------------------------------------------
Per Share Data:*
-----------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of year                $     4.02    $    15.11     $    18.22     $    13.33     $    11.03
-----------------------------------------------------------------------------------------------------------------------
Income from investment operations:
-----------------------------------------------------------------------------------------------------------------------
  Net investment income (loss)++                          --          0.02          (0.13)         (0.06)         (0.01)
-----------------------------------------------------------------------------------------------------------------------
  Net gains or losses on securities
    (both realized and unrealized)                     (1.19)        (2.99)         (2.28)          7.31           2.25
-----------------------------------------------------------------------------------------------------------------------
  Net gains or losses on foreign currency
    transactions (both realized and unrealized)         0.22         (0.20)         (0.46)         (0.44)          0.14
-----------------------------------------------------------------------------------------------------------------------
Total from investment operations                       (0.97)        (3.17)         (2.87)          6.81           2.38
-----------------------------------------------------------------------------------------------------------------------
Less distributions:
-----------------------------------------------------------------------------------------------------------------------
  Distributions from net realized capital gain            --         (7.92)         (0.24)         (1.92)         (0.08)
-----------------------------------------------------------------------------------------------------------------------
Total distributions                                       --         (7.92)         (0.24)         (1.92)         (0.08)
-----------------------------------------------------------------------------------------------------------------------
Net asset value, end of year                      $     3.05    $     4.02     $    15.11     $    18.22     $    13.33
=======================================================================================================================
Total Return:                                       (24.13)%      (19.93)%       (15.78)%         52.49%         21.60%
-----------------------------------------------------------------------------------------------------------------------
Ratios/Supplemental Data:
-----------------------------------------------------------------------------------------------------------------------
Net assets, end of year (in thousands)            $    2,634    $    4,659     $    8,348     $   11,889     $    8,643
-----------------------------------------------------------------------------------------------------------------------
Ratio of expenses to average net assets                1.40%         1.40%          1.40%          1.40%          1.40%
-----------------------------------------------------------------------------------------------------------------------
Ratio of net investment income (loss) to
  average net assets                                   0.13%         0.13%        (0.67)%        (0.38)%        (0.06)%
-----------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                              145.90%       161.49%        125.84%         69.18%         48.99%
-----------------------------------------------------------------------------------------------------------------------
Without expense reimbursement:++
-----------------------------------------------------------------------------------------------------------------------
  Ratio of expenses to average net assets              2.08%         1.74%          1.71%          1.45%          1.60%
-----------------------------------------------------------------------------------------------------------------------
  Ratio of net investment income (loss) to
    average net assets                               (0.55)%       (0.20)%        (0.98)%        (0.43)%        (0.26)%
-----------------------------------------------------------------------------------------------------------------------


Seligman Global Smaller Companies Portfolio


                                                  ---------------------------------------------------------------------
                                                                          Year ended December 31,
                                                  ---------------------------------------------------------------------
                                                      2002          2001           2000           1999           1998
                                                  ---------------------------------------------------------------------
Per Share Data:*
-----------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of year                $    10.33    $    14.40     $    17.48     $    13.62     $    12.98
-----------------------------------------------------------------------------------------------------------------------
Income from investment operations:
-----------------------------------------------------------------------------------------------------------------------
  Net investment income (loss)++                       (0.06)        (0.06)         (0.09)         (0.06)         (0.01)
-----------------------------------------------------------------------------------------------------------------------
  Net gains or losses on securities (both
    realized and unrealized)                           (3.00)        (1.40)         (1.91)          4.10           1.02
-----------------------------------------------------------------------------------------------------------------------
  Net gains or losses on foreign currency
  transactions (both realized and unrealized)           0.52         (0.79)         (0.56)         (0.18)         (0.17)
-----------------------------------------------------------------------------------------------------------------------
Total from investment operations                       (2.54)        (2.25)         (2.56)          3.86           0.84
-----------------------------------------------------------------------------------------------------------------------
Less distributions:
-----------------------------------------------------------------------------------------------------------------------
  Distributions from net realized capital gain            --         (1.82)         (0.52)            --          (0.20)
-----------------------------------------------------------------------------------------------------------------------
Total distributions                                       --         (1.82)         (0.52)            --          (0.20)
-----------------------------------------------------------------------------------------------------------------------
Net asset value, end of year                      $     7.79    $    10.33     $    14.40     $    17.48     $    13.62
=======================================================================================================================
Total Return:                                       (24.59)%      (15.25)%       (14.63)%         28.34%          6.58%
-----------------------------------------------------------------------------------------------------------------------
Ratios/Supplemental Data:
-----------------------------------------------------------------------------------------------------------------------
Net assets, end of year (in thousands)            $    5,915    $   10,017     $   14,310     $   19,569     $   20,814
-----------------------------------------------------------------------------------------------------------------------
Ratio of expenses to average net assets                1.40%         1.40%          1.39%          1.40%          1.40%
-----------------------------------------------------------------------------------------------------------------------
Ratio of net investment income (loss) to
  average net assets                                 (0.61)%       (0.49)%        (0.46)%        (0.46)%        (0.06)%
-----------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                               93.43%       100.83%         84.86%         46.75%         66.40%
-----------------------------------------------------------------------------------------------------------------------
Without expense reimbursement:++
-----------------------------------------------------------------------------------------------------------------------
  Ratio of expenses to average net assets              2.15%         1.96%                         1.60%          1.50%
-----------------------------------------------------------------------------------------------------------------------
  Ratio of net investment income (loss) to
    average net assets                               (1.36)%       (1.05)%                       (0.66)%        (0.16)%
-----------------------------------------------------------------------------------------------------------------------

----------

See footnotes on page P-65.

Seligman Global Technology Portfolio


                                                  -----------------------------------------------------------------------
                                                                         Year ended December 31,
                                                  -----------------------------------------------------------------------
                                                         2002          2001            2000           1999           1998
                                                  -----------------------------------------------------------------------
Per Share Data:*
-------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of year                $     12.96   $     20.14     $     27.42    $     13.85    $     10.59
-------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
-------------------------------------------------------------------------------------------------------------------------
  Net investment income (loss)++                        (0.11)        (0.14)          (0.13)@        (0.09)         (0.05)
-------------------------------------------------------------------------------------------------------------------------
  Net gains or losses on securities
    (both realized and unrealized)                      (4.32)        (4.06)          (6.34)@        16.25           3.81
-------------------------------------------------------------------------------------------------------------------------
  Net gains or losses on foreign currency
    transactions (both realized and unrealized)          0.33         (0.25)          (0.01)         (0.04)          0.11
-------------------------------------------------------------------------------------------------------------------------
Total from investment operations                        (4.10)        (4.45)          (6.48)         16.12           3.87
-------------------------------------------------------------------------------------------------------------------------
Less distributions:
-------------------------------------------------------------------------------------------------------------------------
  Distributions from net realized capital gain             --         (2.73)          (0.80)         (2.55)         (0.61)
-------------------------------------------------------------------------------------------------------------------------
Total distributions                                        --         (2.73)          (0.80)         (2.55)         (0.61)
-------------------------------------------------------------------------------------------------------------------------
Net asset value, end of year                      $      8.86   $     12.96     $     20.14    $     27.42    $     13.85
=========================================================================================================================
Total Return:                                        (31.64)%      (22.05)%        (23.75)%        118.80%         36.80%
-------------------------------------------------------------------------------------------------------------------------
Ratios/Supplemental Data:
-------------------------------------------------------------------------------------------------------------------------
Net assets, end of year (in thousands)            $     9,361   $    18,533     $    25,370    $    22,087    $     6,130
-------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to average net assets                 1.40%         1.40%           1.30%          1.40%          1.40%
-------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income (loss) to
  average net assets                                  (1.06)%       (0.87)%         (0.46)%        (0.51)%        (0.43)%
-------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                               144.18%       160.75%         142.42%        116.88%         82.27%
-------------------------------------------------------------------------------------------------------------------------
Without expense reimbursement:++
-------------------------------------------------------------------------------------------------------------------------
  Ratio of expenses to average net assets               1.80%         1.61%                          1.41%          1.80%
-------------------------------------------------------------------------------------------------------------------------
  Ratio of net investment income (loss) to
    average net assets                                (1.46)%       (1.08)%                        (0.52)%        (0.83)%
-------------------------------------------------------------------------------------------------------------------------


Seligman High-Yield Bond Portfolio


                                                  -----------------------------------------------------------------------
                                                                        Year ended December 31,
                                                  -----------------------------------------------------------------------
                                                      2002          2001            2000           1999           1998
                                                  -----------------------------------------------------------------------
Per Share Data:*
-------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of year                $      6.10   $      8.73     $      9.59    $     10.87    $     11.87
-------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
-------------------------------------------------------------------------------------------------------------------------
  Net investment income (loss)***                        0.52          0.85@           1.03           1.19           1.11
-------------------------------------------------------------------------------------------------------------------------
  Net gains or losses on securities
  (both realized and unrealized)                        (0.74)        (2.14)@         (1.89)         (1.27)         (0.99)
-------------------------------------------------------------------------------------------------------------------------
Total from investment operations                        (0.22)        (1.29)          (0.86)         (0.08)          0.12
-------------------------------------------------------------------------------------------------------------------------
Less distributions:
-------------------------------------------------------------------------------------------------------------------------
  Dividends from net investment income                  (1.01)        (1.34)           0.00#         (1.20)         (1.11)
-------------------------------------------------------------------------------------------------------------------------
  Distributions from net realized capital gain             --            --              --             --          (0.01)
-------------------------------------------------------------------------------------------------------------------------
Total distributions                                     (1.01)        (1.34)             --          (1.20)         (1.12)
-------------------------------------------------------------------------------------------------------------------------
Net asset value, end of year                      $      4.87   $      6.10     $      8.73    $      9.59    $     10.87
=========================================================================================================================
Total Return:                                         (3.67)%      (14.70)%         (8.93)%        (0.75)%          1.02%
-------------------------------------------------------------------------------------------------------------------------
Ratios/Supplemental Data:
-------------------------------------------------------------------------------------------------------------------------
Net assets, end of year (in thousands)            $     8,131   $    12,510     $    15,080    $    26,892    $    32,253
-------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to average net assets                 0.91%         0.70%           0.70%          0.70%          0.70%
-------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income (loss) to
  average net assets                                    8.82%        10.50%          11.02%         10.33%          9.60%
-------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                               170.29%        71.22%          29.57%         57.05%         43.13%
-------------------------------------------------------------------------------------------------------------------------
Without expense reimbursement:***
-------------------------------------------------------------------------------------------------------------------------
  Ratio of expenses to average net assets                             0.78%           0.78%          0.77%          0.74%
-------------------------------------------------------------------------------------------------------------------------
  Ratio of net investment income (loss) to
    average net assets                                               10.42%          10.94%         10.26%          9.56%
-------------------------------------------------------------------------------------------------------------------------

----------

See footnotes on page P-65.

Seligman Income Portfolio


                                                 ---------------------------------------------------------------------
                                                                          Year ended December 31,
                                                 ---------------------------------------------------------------------
                                                       2002          2001           2000           1999           1998
                                                 ---------------------------------------------------------------------
Per Share Data:*
----------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of year               $     9.04    $     9.65     $     9.91     $    11.01     $    10.80
----------------------------------------------------------------------------------------------------------------------
Income from investment operations:
----------------------------------------------------------------------------------------------------------------------
  Net investment income (loss)***                      0.16          0.31@          0.30@          0.53           0.45
----------------------------------------------------------------------------------------------------------------------
  Net gains or losses on securities (both
    realized and unrealized)                          (1.21)        (0.46)@        (0.52)@        (0.23)          0.38
----------------------------------------------------------------------------------------------------------------------
Total from investment operations                      (1.05)        (0.15)         (0.22)          0.30           0.83
----------------------------------------------------------------------------------------------------------------------
Less distributions:
----------------------------------------------------------------------------------------------------------------------
  Dividends from net investment income                (0.37)        (0.46)         (0.01)         (0.52)         (0.46)
----------------------------------------------------------------------------------------------------------------------
  Distributions from net realized capital gain           --            --          (0.03)         (0.88)         (0.16)
----------------------------------------------------------------------------------------------------------------------
Total distributions                                   (0.37)        (0.46)         (0.04)         (1.40)         (0.62)
----------------------------------------------------------------------------------------------------------------------
Net asset value, end of year                     $     7.62    $     9.04     $     9.65     $     9.91     $    11.01
======================================================================================================================
Total Return:                                      (11.58)%       (1.49)%        (2.20)%          2.87%          7.76%
----------------------------------------------------------------------------------------------------------------------
Ratios/Supplemental Data:
----------------------------------------------------------------------------------------------------------------------
Net assets, end of year (in thousands)           $    3,287    $    4,459     $    5,640     $    8,595     $   14,582
----------------------------------------------------------------------------------------------------------------------
Ratio of expenses to average net assets               0.95%         0.64%          0.60%          0.60%          0.60%
----------------------------------------------------------------------------------------------------------------------
Ratio of net investment income (loss)
  to average net assets                               1.95%         3.34%          3.07%          3.62%          3.94%
----------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                             222.78%        88.69%         61.14%         75.08%         70.45%
----------------------------------------------------------------------------------------------------------------------
Without expense reimbursement:***
  Ratio of expenses to average net assets             1.31%         1.02%          0.83%          0.72%          0.61%
----------------------------------------------------------------------------------------------------------------------
  Ratio of net investment income (loss)
    to average net assets                             1.59%         2.96%          2.84%          3.50%          3.93%
----------------------------------------------------------------------------------------------------------------------


Seligman International Growth Portfolio


                                                 ---------------------------------------------------------------------
                                                                         Year ended December 31,
                                                 ---------------------------------------------------------------------
                                                     2002          2001           2000           1999           1998
                                                 ---------------------------------------------------------------------
Per Share Data:*
----------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of year               $     8.05    $    10.65     $    16.63     $    15.37     $    13.54
----------------------------------------------------------------------------------------------------------------------
Income from investment operations:
----------------------------------------------------------------------------------------------------------------------
  Net investment income (loss)++                       0.04          0.03          (0.08)@         0.05           0.08
----------------------------------------------------------------------------------------------------------------------
  Net gains or losses on securities (both
    realized and unrealized)                          (2.13)        (2.43)         (4.45)@         4.59           1.90
----------------------------------------------------------------------------------------------------------------------
  Net gains or losses on foreign currency
    transactions (both realized and unrealized)        0.76         (0.20)         (0.88)         (0.73)          0.16
----------------------------------------------------------------------------------------------------------------------
Total from investment operations                      (1.33)        (2.60)         (5.41)          3.91           2.14
----------------------------------------------------------------------------------------------------------------------
Less distributions:
----------------------------------------------------------------------------------------------------------------------
  Dividends from net investment income                   --            --          (0.14)            --          (0.15)
----------------------------------------------------------------------------------------------------------------------
  Distributions from net realized capital gain           --            --          (0.43)         (2.65)         (0.16)
----------------------------------------------------------------------------------------------------------------------
Total distributions                                      --            --          (0.57)         (2.65)         (0.31)
----------------------------------------------------------------------------------------------------------------------
Net asset value, end of year                     $     6.72    $     8.05     $    10.65     $    16.63     $    15.37
======================================================================================================================
Total Return:                                      (16.52)%      (24.41)%       (32.47)%         26.64%         15.81%
----------------------------------------------------------------------------------------------------------------------
Ratios/Supplemental Data:
----------------------------------------------------------------------------------------------------------------------
Net assets, end of year (in thousands)           $    3,315    $    4,793     $    7,150     $   10,248     $    9,893
----------------------------------------------------------------------------------------------------------------------
Ratio of expenses to average net assets               1.40%         1.40%          1.40%          1.39%          1.40%
----------------------------------------------------------------------------------------------------------------------
Ratio of net investment income (loss) to
  average net assets                                  0.49%         0.34%         (0.57)%         0.33%          0.52%
----------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                             183.86%       199.09%        275.32%         79.17%         75.81%
----------------------------------------------------------------------------------------------------------------------
Without expense reimbursement:++
  Ratio of expenses to average net assets             1.96%         1.80%          2.03%          1.66%          1.78%
----------------------------------------------------------------------------------------------------------------------
  Ratio of net investment income (loss) to
    average net assets                              (0.07)%       (0.06)%        (1.20)%          0.06%          0.14%
----------------------------------------------------------------------------------------------------------------------

----------

See footnotes on page P-65.

Seligman Investment Grade
Fixed Income Portfolio


                                                 --------------------------------------------------------------------
                                                                         Year ended December 31,
                                                 --------------------------------------------------------------------
                                                       2002          2001           2000          1999           1998
                                                 --------------------------------------------------------------------
Per Share Data:*
---------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of year               $    10.25    $    10.22     $     9.27    $    10.38     $    10.24
---------------------------------------------------------------------------------------------------------------------
Income from investment operations:
---------------------------------------------------------------------------------------------------------------------
  Net investment income (loss)***                      0.42          0.57@          0.60          0.64           0.59
---------------------------------------------------------------------------------------------------------------------
  Net gains or losses on securities (both
    realized and unrealized)                           0.58         (0.01)@         0.35         (1.10)          0.25
---------------------------------------------------------------------------------------------------------------------
Total from investment operations                       1.00          0.56           0.95         (0.46)          0.84
---------------------------------------------------------------------------------------------------------------------
Less distributions:
---------------------------------------------------------------------------------------------------------------------
  Dividends from net investment income                (0.45)        (0.53)            --         (0.65)         (0.59)
---------------------------------------------------------------------------------------------------------------------
  Distributions from net realized capital gain           --            --             --            --          (0.11)
---------------------------------------------------------------------------------------------------------------------
Total distributions                                   (0.45)        (0.53)            --         (0.65)         (0.70)
---------------------------------------------------------------------------------------------------------------------
Net asset value, end of year                     $    10.80    $    10.25     $    10.22    $     9.27     $    10.38
=====================================================================================================================
Total Return:                                         9.83%         5.52%         10.25%       (4.48)%          8.20%
---------------------------------------------------------------------------------------------------------------------
Ratios/Supplemental Data:
---------------------------------------------------------------------------------------------------------------------
Net assets, end of year (in thousands)           $    9,067    $    7,103     $    6,483    $    4,947     $    7,320
---------------------------------------------------------------------------------------------------------------------
Ratio of expenses to average net assets               0.82%         0.63%          0.60%         0.60%          0.60%
---------------------------------------------------------------------------------------------------------------------
Ratio of net investment income (loss) to
  average net assets                                  3.94%         5.35%          6.23%         5.56%          5.58%
---------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                             291.98%       146.08%         63.07%        64.22%         73.31%
---------------------------------------------------------------------------------------------------------------------
Without expense reimbursement:***
  Ratio of expenses to average net assets                           0.76%          0.84%         0.71%          0.82%
---------------------------------------------------------------------------------------------------------------------
  Ratio of net investment income (loss) to
    average net assets                                              5.22%          5.99%         5.45%          5.36%
---------------------------------------------------------------------------------------------------------------------


Seligman Large-Cap Growth Portfolio


                                                 -----------------------------------------------------
                                                       Year ended December 31,               5/1/99**
                                                 ---------------------------------------        to
                                                     2002         2001            2000       12/31/99
                                                 -----------------------------------------------------
Per Share Data:*
------------------------------------------------------------------------------------------------------
Net asset value, beginning of period             $     7.47    $    10.21     $    12.16    $    10.00
------------------------------------------------------------------------------------------------------
Income from investment operations:
------------------------------------------------------------------------------------------------------
  Net investment income (loss)***                     (0.02)           --           0.01            --
------------------------------------------------------------------------------------------------------
  Net gains or losses on securities (both
    realized and unrealized)                          (2.62)        (1.89)         (1.96)         2.16
------------------------------------------------------------------------------------------------------
Total from investment operations                      (2.64)        (1.89)         (1.95)         2.16
------------------------------------------------------------------------------------------------------
Less distributions:
------------------------------------------------------------------------------------------------------
  Dividends from net investment income                   --         (0.01)            --            --
------------------------------------------------------------------------------------------------------
  Distributions from net realized capital gain           --         (0.84)            --            --
------------------------------------------------------------------------------------------------------
Total distributions                                      --         (0.85)            --            --
------------------------------------------------------------------------------------------------------
Net asset value, end of period                   $     4.83    $     7.47     $    10.21    $    12.16
======================================================================================================
Total Return:                                      (35.34)%      (18.37)%       (16.04)%        21.60%
------------------------------------------------------------------------------------------------------
Ratios/Supplemental Data:
------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)         $    1,938     $    3,930    $    5,255     $   3,668
------------------------------------------------------------------------------------------------------
Ratio of expenses to average net assets               1.15%          0.74%         0.70%        0.70%+
------------------------------------------------------------------------------------------------------
Ratio of net investment income (loss) to
  average net assets                                (0.38)%        (0.04)%         0.08%      (0.03)%+
------------------------------------------------------------------------------------------------------
Portfolio turnover rate                              81.67%        166.24%       179.44%        56.69%
------------------------------------------------------------------------------------------------------
Without expense reimbursement:***
  Ratio of expenses to average net assets             1.46%          1.13%         1.18%        1.52%+
------------------------------------------------------------------------------------------------------
  Ratio of net investment income (loss) to
    average net assets                              (0.69)%        (0.42)%       (0.40)%       (0.85)+
------------------------------------------------------------------------------------------------------

----------

See footnotes on page P-65.

Seligman Large-Cap Value Portfolio


                                                 -------------------------------------------------------------------------
                                                                    Year ended December 31,                     5/1/98**
                                                 ----------------------------------------------------------         to
                                                      2002            2001            2000           1999       12/31/98
                                                 -------------------------------------------------------------------------
Per Share Data:*
--------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period             $     10.46     $     11.59     $      9.28    $      9.66    $     10.00
--------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
--------------------------------------------------------------------------------------------------------------------------
  Net investment income (loss)***                       0.10            0.09            0.14           0.10           0.04
--------------------------------------------------------------------------------------------------------------------------
  Net gains or losses on securities (both
    realized and unrealized)                           (3.43)          (1.06)           2.25          (0.37)         (0.07)
--------------------------------------------------------------------------------------------------------------------------
Total from investment operations                       (3.33)          (0.97)           2.39          (0.27)         (0.03)
--------------------------------------------------------------------------------------------------------------------------
Less distributions:
--------------------------------------------------------------------------------------------------------------------------
  Dividends from net investment income                 (0.11)          (0.11)           0.00##        (0.11)         (0.04)
--------------------------------------------------------------------------------------------------------------------------
  Distributions from net realized capital gain            --           (0.05)          (0.08)            --          (0.27)
--------------------------------------------------------------------------------------------------------------------------
Total distributions                                    (0.11)          (0.16)          (0.08)         (0.11)         (0.31)
--------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                   $      7.02     $     10.46     $     11.59    $      9.28    $      9.66
==========================================================================================================================
Total Return:                                       (31.90)%         (8.28)%          25.84%        (2.76)%        (0.26)%
--------------------------------------------------------------------------------------------------------------------------
Ratios/Supplemental Data:
--------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)         $     4,692     $     7,708     $     6,057    $     5,758    $     3,845
--------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to average net assets                1.16%           0.83%           0.80%          0.80%         0.80%+
--------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income (loss) to
  average net assets                                   1.12%           1.13%           1.51%          1.18%         1.11%+
--------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                               21.83%          28.17%          42.29%         28.01%         65.82%
--------------------------------------------------------------------------------------------------------------------------
Without expense reimbursement:***
--------------------------------------------------------------------------------------------------------------------------
  Ratio of expenses to average net assets                              1.10%           1.22%          1.13%         2.24%+
--------------------------------------------------------------------------------------------------------------------------
  Ratio of net investment income (loss) to
    average net assets                                                 0.86%           1.09%          0.85%       (0.33)%+
--------------------------------------------------------------------------------------------------------------------------


Seligman Small-Cap Value Portfolio


                                                 -------------------------------------------------------------------------
                                                                   Year ended December 31,                      5/1/98**
                                                 ----------------------------------------------------------        to
                                                      2002           2001           2000           1999         12/31/98
                                                 -------------------------------------------------------------------------
Per Share Data:*
--------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period             $     13.04     $     10.58     $      8.08    $      7.31    $     10.00
--------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
--------------------------------------------------------------------------------------------------------------------------
  Net investment income (loss)***                      (0.06)          (0.03)          (0.01)         (0.03)         (0.02)
--------------------------------------------------------------------------------------------------------------------------
  Net gains or losses on securities (both
    realized and unrealized)                           (1.94)           2.52            2.66           2.49          (1.73)
--------------------------------------------------------------------------------------------------------------------------
Total from investment operations                       (2.00)           2.49            2.65           2.46          (1.75)
--------------------------------------------------------------------------------------------------------------------------
Less distributions:
--------------------------------------------------------------------------------------------------------------------------
  Distributions from net realized capital gain         (0.17)          (0.03)          (0.15)         (1.69)         (0.94)
--------------------------------------------------------------------------------------------------------------------------
Total distributions                                    (0.17)          (0.03)          (0.15)         (1.69)         (0.94)
--------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                   $     10.87     $     13.04     $     10.58    $      8.08    $      7.31
==========================================================================================================================
Total Return:                                       (15.37)%          23.52%          33.00%         35.26%       (17.00)%
--------------------------------------------------------------------------------------------------------------------------
Ratios/Supplemental Data:
--------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)         $   103,770     $   100,090     $    16,495    $     4,403    $     2,469
--------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to average net assets                1.18%           1.19%           1.00%          1.00%         1.00%+
--------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income (loss) to
  average net assets                                 (0.51)%         (0.29)%         (0.22)%        (0.27)%       (0.34)%+
--------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                               56.74%          29.99%          42.27%         90.51%         73.87%
--------------------------------------------------------------------------------------------------------------------------
Without expense reimbursement:***
--------------------------------------------------------------------------------------------------------------------------
  Ratio of expenses to average net assets                              1.22%           1.45%          1.41%         3.08%+
--------------------------------------------------------------------------------------------------------------------------
  Ratio of net investment income (loss) to
    average net assets                                               (0.32)%         (0.67)%        (0.68)%       (2.43)%+
--------------------------------------------------------------------------------------------------------------------------


----------

*     Per share amounts are calculated based on average shares outstanding.

**    Commencement of operations.

*** Seligman, at its discretion, reimbursed expenses and/or waived management fees for the periods presented. There is no assurance that Seligman will continue this policy in the future.

#     During the year 2000, a dividend of $0.004 per share was paid.

##    During the year 2000, a dividend of $0.002 per share was paid.

+     Annualized.


++ Seligman and Seligman Henderson, the former subadviser to the Seligman Global Portfolios, at their discretion, reimbursed expenses for the periods presented. There is no assurance that Seligman will continue this policy in the future.

@     Per share data has been restated.

For More Information


The following information is available without charge upon request by calling toll-free 800-221-2783 in the US or collect 212-850-1864 outside the US. You may also call these numbers to request other information about the Fund or to make shareholder inquiries.


Statement of Additional Information (SAI) contains additional information about the Fund. It is on file with the Securities and Exchange Commission, or SEC, and is incorporated by reference into (is legally part of) this Prospectus.

Annual/Semi-Annual Reports contain additional information about each Portfolio's investments. In the Fund's Annual and Semi-Annual Reports, you will find a discussion of the market conditions and investment strategies that significantly affected each Portfolio's performance during its last fiscal year.

This prospectus is intended for use in connection with tax-deferred variable annuity and variable life insurance products.

                            SELIGMAN ADVISORS, INC.
                                an affiliate of
                                     [LOGO]
                             J. & W. SELIGMAN & CO.
                                  INCORPORATED

                                ESTABLISHED 1864

                       100 Park Avenue, New York NY 10017

Information about the Fund, including the Prospectus and SAI, can be viewed and copied at the SEC's Public Reference Room in Washington, DC. For information about the operation of the Public Reference Room, call (202) 942-8090. The SAI, Annual/Semi-Annual Reports and other information about the Fund are also available on the EDGAR Database on the SEC's Internet site: http://www.sec.gov.

Copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing: Securities and Exchange Commission, Public Reference Section, Washington, DC 20549-0102.

SEC File Number: 811-5221

                                                                      Prospectus
                                                                  April 21, 2003

Seligman
Portfolios, Inc.

Seligman Frontier Portfolio

Class 1 Shares


Seeking Growth In Capital Value Through Investments In Small-Company Stocks

The Securities and Exchange Commission has neither approved nor disapproved this Fund, and it has not determined this Prospectus to be accurate or adequate. Any representation to the contrary is a criminal offense.

An investment in this Fund or any other fund cannot provide a complete investment program. The suitability of an investment in the Portfolio should be considered based on the investment objective, strategies and risks described in this Prospectus, considered in light of all of the other investments in your portfolio, as well as your risk tolerance, financial goals and time horizons. We recommend that you consult your financial advisor to determine if this Portfolio is suitable for you.


SPFR1 4/2003 C1


                                   managed by
                                     [LOGO]
                             J. & W. SELIGMAN & CO.
                                  INCORPORATED

                                ESTABLISHED 1864

Table of Contents

The Fund and the Portfolio

         Overview of the Fund ..............................................1

         Investment Objective ..............................................1

         Principal Investment Strategies ...................................1


         Principal Risks ...................................................2


         Past Performance ..................................................3

         Management of the Fund ............................................4

Shareholder Information

         Pricing of Fund Shares ............................................5

         How to Purchase and Sell Shares ...................................5

         Dividends and Capital Gain Distributions ..........................5

         Taxes .............................................................5

Financial Highlights .......................................................6

For More Information ..............................................back cover

The Fund and the Portfolio

Overview of the Fund

Seligman Portfolios, Inc. (the Fund) consists of 15 separate portfolios. This Prospectus contains information about Seligman Frontier Portfolio (the Portfolio).

The Portfolio is offering its shares only to separate accounts (Accounts) of participating insurance companies to fund benefits of variable annuity and variable life insurance contracts (Contracts). The Accounts may invest in shares of the Portfolio in accordance with allocation instructions received from the owners of the Contracts. Such allocation rights and information on how to purchase or surrender a Contract, as well as sales charges and other expenses imposed by the Contracts on their owners, are further described in the separate prospectuses and disclosure documents issued by the participating insurance companies and accompanying this Prospectus. The Fund reserves the right to reject any order for the purchase of shares of the Portfolio.

The Portfolio offers two classes of shares: Class 1 shares and Class 2 shares. This Prospectus offers only Class 1 shares and is for use with Accounts that make Class 1 shares available to Contract owners.

Investment Objective

The Portfolio's objective is growth of capital. Income may be considered but is incidental to the Portfolio's investment objective.

Principal Investment Strategies

The Portfolio uses the following principal strategies to seek its objective:

The Portfolio generally invests at least 65% of its total assets in the common stock of small US companies. Companies are selected for their growth prospects. The Portfolio uses a bottom-up stock selection approach. This means that the investment manager concentrates on individual company fundamentals, rather than on a particular market sector. The Portfolio maintains a disciplined investment process that focuses on downside risks as well as upside potential. In selecting investments, the investment manager looks to identify companies that typically display one or more of the following:

--------------------------------------------------------------------------------
Small Companies:

Companies with market capitalizations, at the time of purchase by the Portfolio, of $2 billion or less.
--------------------------------------------------------------------------------

o     Positive operating cash flows

o     Management ownership

o     A unique competitive advantage

o     Historically high returns on capital

The Portfolio generally sells a stock if its target price is reached, its earnings are disappointing, its revenue growth slows, or its underlying fundamentals deteriorate.

Although the Portfolio generally concentrates its investments in common stocks, it may invest up to 35% of its assets in preferred stocks, securities convertible into common stocks, and stock purchase warrants if the investment manager believes they offer capital growth opportunities. The Portfolio may also invest in American Depositary Receipts (ADRs), which are publicly-traded instruments generally issued by domestic banks or trust companies that represent a security of a foreign issuer. ADRs are quoted and settled in US dollars. The Portfolio uses the same criteria in evaluating these securities as it does for common stocks.

The Portfolio may invest up to 15% of its net assets in illiquid securities (i.e., securities that cannot be readily sold), and may invest up to 10% of its total assets directly in foreign securities. The limit on foreign securities does not include ADRs, or commercial paper and certificates of deposit issued by foreign banks. The Portfolio may also purchase put options in an attempt to hedge against a decline in the price of securities it holds in its portfolio and may lend portfolio securities. A put option gives the Portfolio the right to sell an underlying security at a particular price during a fixed period. The Portfolio generally does not invest a significant amount of its assets, if any, in illiquid securities, foreign securities, or put options.


The Portfolio may also invest up to 10% of its assets in exchange-traded funds ("ETFs"). ETFs are traded, like individual stocks, on an exchange, but they represent baskets of securities that seek to track the performance of certain indices. The indices include not only broad-market indices but more specific indices as well, including those relating to particular sectors, countries and regions. The Portfolio may invest in ETFs for short-term cash management purposes or as part of its overall investment strategy.


The Portfolio may, from time to time, take temporary defensive positions that are inconsistent with its principal strategies in seeking to minimize extreme volatility caused by adverse market, economic, or other conditions. This could prevent the Portfolio from achieving its objective.

The Portfolio's investment objective and any fundamental policies may be changed only with shareholder approval. If a change of objective or any fundamental policies is proposed, Contract owners will be asked to give voting instructions to the participating insurance companies. The principal investment strategies may be changed without shareholder approval. Any changes to these strategies, however, must be approved by the Fund's Board of Directors.

The Fund's Board of Directors may change the definition of "small companies" if it concludes that such a change is appropriate.

There is no guarantee that the Portfolio will achieve its objective.

Principal Risks

Stock prices fluctuate. Therefore, as with any portfolio that invests in stocks, the Portfolio's net asset value will fluctuate, especially in the short term. You may experience a decline in the value of your investment and you could lose money if you sell your shares at a price lower than you paid for them.

Investments in smaller companies typically involve greater risks than investments in larger companies. Small company stocks, as a whole, may experience larger price fluctuations than large-company stocks or other types of investments. Some small companies may have shorter operating histories, less experienced management and limited product lines, markets, and financial or managerial resources.


The Portfolio may not invest 25% or more of its total assets in securities of companies in any one industry. The Portfolio may, however, invest a substantial portion of its assets in certain industries that the investment manager believes offer good investment opportunities. If an industry in which the Portfolio is invested falls out of favor, the Portfolio's performance may be negatively affected.


The Portfolio may also be negatively affected by the broad investment environment in the US or international securities markets, which is influenced by, among other things, interest rates, inflation, politics, fiscal policy, and current events.

Foreign securities, illiquid securities, or options in the Portfolio's investment portfolio involve higher risk and may subject the Portfolio to higher price volatility. Investing in securities of foreign issuers involves risks not associated with US investments, including settlement risks, currency fluctuations, foreign taxation, differences in financial reporting practices, and changes in political conditions.


If the Portfolio invests in ETFs, shareholders would bear not only their proportionate share of the Portfolio's expenses (including operating expenses and advisory fees), but also similar expenses of the ETFs.


The Portfolio may actively and frequently trade securities in its portfolio to carry out its principal strategies. A high portfolio turnover rate increases transaction costs which may increase the Portfolio's expenses.

Due to differences of tax treatment and other considerations, there is a possibility that the interests of various Contract owners who own shares of the Portfolio may conflict. The Board of Directors monitors events in order to identify any disadvantages resulting from material irreconcilable conflicts and to determine what action, if any, should be taken in response.

An investment in the Portfolio is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Past Performance


The information below provides some indication of the risks of investing in the Portfolio by showing how the performance of Class 1 shares of the Portfolio has varied from year to year, as well as how its performance compares to two widely-used measures of performance. How the Portfolio has performed in the past, however, is not necessarily an indication of how it will perform in the future.

Class 1 annual total returns presented in the bar chart and Class 1 average annual total returns presented in the table do not reflect the effect of any administration fees or sales charges imposed by the Contracts on their owners. If these expenses were included, the returns would be lower. Both the bar chart and table assume that all dividends and capital gain distributions were reinvested.


Annual Total Returns -- Calendar Years

  [THE FOLLOWING TABLE WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL.]

 1995      1996       1997      1998      1999      2000      2001      2002
------    -------    ------    ------    ------    ------    ------    ------
33.28%    23.93%     16.33%    -4.46%    16.59%   -15.83%    -7.35%   -26.52%


              Best quarter return: 28.95% - quarter ended 12/31/99.

             Worst quarter return: -23.61% - quarter ended 9/30/98.

Average Annual Total Returns - Periods Ended 12/31/02

                                                                                                       Since
                                                                   One                  Five         Inception
                                                                  Year                 Years          10/11/94
-----------------------------------------------------------------------------------------------------------------
Seligman Frontier Portfolio                                    (26.52)%               (8.02)%             3.61%
-----------------------------------------------------------------------------------------------------------------
Russell 2000 Growth Index                                      (30.27)                (6.59)              1.83
-----------------------------------------------------------------------------------------------------------------
Lipper Small Cap Growth Funds Average                          (29.93)                (0.25)              8.11(1)
-----------------------------------------------------------------------------------------------------------------

----------

The investment manager, at its discretion, reimbursed expenses of Class 1 shares for certain periods presented. There is no assurance that the investment manager will continue this policy in the future and absent such reimbursement, returns would have been lower.

The Lipper Small Cap Growth Funds Average and the Russell 2000 Growth Index are unmanaged benchmarks that assume the reinvestment of all distributions. The Lipper Average excludes the effect of sales charges and the Russell Index excludes the effect of fees and sales charges.


(1)   From October 13, 1994.

Fees and Expenses

The table below summarizes the fees and expenses that you may pay as a shareholder of the Portfolio. Annual portfolio operating expenses are deducted from Portfolio assets and are therefore paid indirectly by you and other shareholders of the Portfolio. The table does not reflect any fees or sales charges imposed by the Contracts on their owners.

Annual Portfolio Operating Expenses
(as a percentage of average net assets)
--------------------------------------------------------------------------------
Management Fees                                                            0.75%
--------------------------------------------------------------------------------
Distribution and/or Service (12b-1) Fees                                    none
--------------------------------------------------------------------------------
Other Expenses                                                             0.48%
--------------------------------------------------------------------------------
Total Annual Portfolio Operating Expenses                                  1.23%
--------------------------------------------------------------------------------

Example

This example is intended to help you compare the costs of investing in the Portfolio with the costs of investing in other mutual funds. It assumes (1) you invest $10,000 in the Portfolio for each period and then sell all of your shares at the end of that period, (2) your investment has a 5% return each year, and
(3) the Portfolio's operating expenses (including the management fee) remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                    1 Year      3 Years    5 Years    10 Years
--------------------------------------------------------------------------------
Class 1                              $125        $390       $676       $1,489
--------------------------------------------------------------------------------


Management of the Fund

The Fund's Board of Directors provides broad supervision over the affairs of the Fund.

J. & W. Seligman & Co. Incorporated (Seligman), 100 Park Avenue, New York, New York 10017, is the manager of the Fund. Seligman provides investment management services for the Portfolio, including making purchases and sales of securities for the Portfolio, consistent with the Portfolio's investment objective and strategies, and administers the Portfolio's business and other affairs.


Established in 1864, Seligman currently serves as manager to 22 US registered investment companies, which offer more than 60 investment portfolios with approximately $10.8 billion in assets as of March 31, 2003. Seligman also provides investment management or advice to institutional or other accounts having an aggregate value at March 31, 2003 of approximately $7.1 billion.

The Portfolio pays Seligman a management fee for its services, equal to an annual rate of .75% of the average daily net assets of the Portfolio.


Portfolio Management


The Portfolio is managed by Seligman's Small Company Growth Team, headed by Mr. Frederick J. Ruvkun, a Managing Director of Seligman. Mr. Ruvkun, who joined Seligman in January 1997, is Vice President of the Fund and has been Portfolio Manager of the Portfolio since February 2002. He is also Vice President and Portfolio Manager of Seligman Frontier Fund. Prior to joining Seligman, Mr. Ruvkun was a portfolio manager for Bessemer Trust since 1993.

Shareholder Information

Pricing of Fund Shares

When you buy or sell shares, you do so at the Portfolio's net asset value (NAV) next calculated after your request is received by participating insurance companies. If your purchase or sell request is received by participating insurance companies by the close of regular trading on the New York Stock Exchange (NYSE) (normally 4:00 p.m. Eastern time), it will be executed at the Portfolio's NAV calculated as of the close of regular trading on the NYSE on that day.

If your purchase or sell request is received by participating insurance companies after the close of regular trading on the NYSE, your request will be executed at the Portfolio's NAV calculated as of the close of regular trading on the next NYSE trading day.

The NAV of the Portfolio is computed each day, Monday through Friday, on days that the NYSE is open for trading. Securities owned by the Portfolio are valued at current market prices. If reliable market prices are unavailable, securities are valued in accordance with procedures approved by the Fund's Board of Directors.

How to Purchase and Sell Shares

The Portfolio is offering its shares only to Accounts of participating insurance companies to fund benefits of the Contracts. The Accounts may invest in shares of the Portfolio in accordance with allocation instructions received from the owners of the Contracts. Such allocation rights and information on how to purchase or surrender a Contract, as well as sales charges and other expenses imposed by the Contracts on their owners, are further described in the separate prospectuses and disclosure documents issued by the participating insurance companies and accompanying this Prospectus. The Fund reserves the right to reject any order for the purchase of shares of the Portfolio.

An Account may sell all or any portion of the Portfolio shares that it holds at any time at the next computed NAV per share, as described above. Portfolio shares that are sold are entitled to any dividends that have been declared as payable to record owners up to and including the day the sale is effected. There is no charge. Payment of the sale price will normally be made within seven days after receipt of such sale. In addition, the right to sell your shares may be suspended and the date of payment of the sale price may be postponed for any period during which the NYSE is closed (other than customary weekend and holiday closings) or during which the Securities and Exchange Commission (SEC) determines that trading thereon is restricted, or for any period during which an emergency (as determined by the SEC) exists as a result of which the sale of Portfolio shares is not reasonably practicable or as a result of which it is not reasonably practicable for the Portfolio to fairly determine the value of its net assets, or for such other periods as the SEC may by order permit for the protection of shareholders.

Dividends and Capital Gain Distributions

Dividends and capital gain distributions from the Portfolio will be declared and paid annually and will be reinvested in additional shares, at NAV, of the Portfolio.


The Portfolio has a substantial capital loss carryforward that is available for offset against future net capital gains, expiring in various amounts through 2010. Accordingly, no capital gains distributions are expected to be paid to shareholders until net capital gains have been realized in excess of the available capital loss carryforward.


Taxes

Further information regarding the tax consequences of an investment in the Portfolio is contained in the separate prospectuses and disclosure documents issued by the participating insurance companies and accompanying this Prospectus.

Financial Highlights


The table below describes the Portfolio's performance for the past five years. It is intended to help you understand the financial performance of the Portfolio's Class 1 shares. Certain information reflects financial results for a single share of the Class that was held throughout the periods shown. "Total return" shows the rate that you would have earned (or lost) on an investment in the Portfolio, assuming you reinvested all your dividends and capital gains distributions. Total returns do not reflect the effect of any administration fees or sales charges imposed by the Contracts on their owners. Ernst & Young LLP, independent auditors, have audited this information. Their report, along with the Portfolio's financial statements, is included in the Fund's Annual Report, which is available upon request.

                                                                                         Year ended December 31,
------------------------------------------------------------------------------------------------------------------------------------
                                                                       2002        2001         2000          1999          1998
------------------------------------------------------------------------------------------------------------------------------------
Per Share Data:*
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of year                                   $  13.12    $  15.26     $  18.13      $  15.55     $   15.78
------------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
------------------------------------------------------------------------------------------------------------------------------------
  Net investment loss                                                   (0.11)      (0.05)       (0.13)**      (0.10)        (0.08)
------------------------------------------------------------------------------------------------------------------------------------
  Net gains or losses on securities (both realized and unrealized)      (3.37)      (1.12)       (2.74)**       2.68         (0.15)
------------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                                        (3.48)      (1.17)       (2.87)         2.58         (0.23)
------------------------------------------------------------------------------------------------------------------------------------
Less distributions:
------------------------------------------------------------------------------------------------------------------------------------
  Distributions from net realized capital gain                             --       (0.97)          --            --            --
------------------------------------------------------------------------------------------------------------------------------------
Total distributions                                                        --       (0.97)          --            --            --
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of year                                         $   9.64    $  13.12     $  15.26      $  18.13     $   15.55
====================================================================================================================================
Total Return:                                                        (26.52)%     (7.35)%     (15.83)%        16.59%       (1.46)%
------------------------------------------------------------------------------------------------------------------------------------
Ratios/Supplemental Data:
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of year (in thousands)                               $  7,089    $ 13,174     $ 17,011      $ 25,706     $  39,148
------------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to average net assets                                 1.23%       1.01%        0.95%         0.95%         0.92%
------------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment loss to average net assets                    (0.93)%     (0.38)%      (0.73)%       (0.68)%       (0.51)%
------------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                                83.83%     125.78%      150.67%        57.93%        86.52%
------------------------------------------------------------------------------------------------------------------------------------
Without expense reimbursement:***
  Ratio of expenses to average net assets                                           1.24%        1.18%         0.96%
------------------------------------------------------------------------------------------------------------------------------------
  Ratio of net investment loss to average net assets                              (0.61)%      (0.96)%       (0.69)%
------------------------------------------------------------------------------------------------------------------------------------


----------


  *   Per share amounts are calculated based on average shares outstanding.


 **   Per share data has been restated.

*** Seligman, at its discretion, reimbursed expenses for certain periods presented. There is no assurance that Seligman will continue this policy in the future.

For More Information


The following information is available without charge upon request by calling toll-free (800) 221-2783 in the US or collect (212) 850-1864 outside the US. You may also call these numbers to request other information about the Fund or to make shareholder inquiries.


Statement of Additional Information (SAI) contains additional information about the Fund. It is on file with the Securities and Exchange Commission, or SEC, and is incorporated by reference into (is legally part of) this Prospectus.

Annual/Semi-Annual Reports contain additional information about the Portfolio's investments. In the Fund's annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Portfolio's performance during its last fiscal year.

This Prospectus is intended for use in connection with tax-deferred variable annuity and variable life insurance products.

Information about the Fund, including the SAI, can be viewed and copied at the SEC's Public Reference Room in Washington, DC. For information about the operation of the Public Reference Room, call (202) 942-8090. The SAI, Annual/Semi-Annual reports and other information about the Fund are also available on the EDGAR Database on the SEC's Internet site: http://www.sec.gov.

Copies of this information may be obtained by electronic request at the following E-mail address: publicinfo@sec.gov, or, upon payment of a duplicating fee, by writing: Securities and Exchange Commission, Public Reference Section, Washington, DC 20549-0102.


SEC File Number: 811-5221

                                                                      Prospectus
                                                                  April 21, 2003

Seligman
Portfolios, Inc.


Seligman Communications and
Information Portfolio


Class 1 Shares


Seeking Capital Gain by Investing in Companies Operating in the Communications, Information, and Related Industries

The Securities and Exchange Commission has neither approved nor disapproved this Fund, and it has not determined this Prospectus to be accurate or adequate. Any representation to the contrary is a criminal offense.

An investment in this Fund or any other fund cannot provide a complete investment program. The suitability of an investment in the Portfolio should be considered based on the investment objective, strategies and risks described in this Prospectus, considered in light of all of the other investments in your portfolio, as well as your risk tolerance, financial goals and time horizons. We recommend that you consult your financial advisor to determine if this Portfolio is suitable for you.


SPCI1 4/2003 C1


                                   managed by
                                     [LOGO]
                             J. & W. SELIGMAN & CO.
                                  INCORPORATED

                                ESTABLISHED 1864

Table of Contents

The Fund and the Portfolio

         Overview of the Fund .................................................1

         Investment Objective .................................................1

         Principal Investment Strategies ......................................1


         Principal Risks ......................................................2


         Past Performance .....................................................3

         Management of the Fund ...............................................4

Shareholder Information

         Pricing of Fund Shares ...............................................5

         How to Purchase and Sell Shares ......................................5

         Dividends and Capital Gain Distributions .............................5

         Taxes ................................................................5

Financial Highlights ..........................................................6

For More Information .................................................back cover

The Fund and the Portfolio


Overview of the Fund

Seligman Portfolios, Inc. (the Fund) consists of 15 separate portfolios. This Prospectus contains information about Seligman Communications and Information Portfolio (the Portfolio).

The Portfolio is offering its shares only to separate accounts (Accounts) of participating insurance companies to fund benefits of variable annuity and variable life insurance contracts (Contracts). The Accounts may invest in shares of the Portfolio in accordance with allocation instructions received from the owners of the Contracts. Such allocation rights and information on how to purchase or surrender a Contract, as well as sales charges and other expenses imposed by the Contracts on their owners, are further described in the separate prospectuses and disclosure documents issued by the participating insurance companies and accompanying this Prospectus. The Fund reserves the right to reject any order for the purchase of shares of the Portfolio.

The Portfolio offers two classes of shares: Class 1 shares and Class 2 shares. This Prospectus offers only Class 1 shares and is for use with Accounts that make Class 1 shares available to Contract owners.

Investment Objective

The Portfolio's objective is capital gain.

Principal Investment Strategies

The Portfolio uses the following principal strategies to seek its objective:

The Portfolio invests at least 80% of its net assets in securities of companies operating in the communications, information and related industries. The Portfolio may invest in companies of any size.

The Portfolio may invest in securities of large companies that now are well established in the world communications and information market and can be expected to grow with the market. The Portfolio may also invest in small-to-medium size companies that the investment manager believes provide opportunities to benefit from the rapidly changing technologies and the expansion of the communications, information and related industries.

The Portfolio uses a bottom-up stock selection approach. This means that the investment manager uses extensive in-depth research into specific companies in the communications, information and related industries to find those companies that it believes offer the greatest prospects for future growth. In selecting individual securities, the investment manager looks for companies that it believes display or are expected to display:

o     Robust growth prospects

o     High profit margins or return on capital

o     Attractive valuation relative to expected earnings or cash flow

o     Quality management

o     Unique competitive advantages

The Portfolio generally sells a stock if the investment manager believes its target price is reached, its earnings are disappointing, its revenue growth has slowed, or its underlying fundamentals have deteriorated.

The Portfolio primarily invests in common stocks. However, the Portfolio may also invest in securities convertible into or exchangeable for common stocks, in rights and warrants to purchase common stocks, and in debt securities or preferred stocks believed to provide opportunities for capital gain.

The Portfolio may purchase American Depositary Receipts (ADRs), which are publicly traded instruments generally issued by domestic banks or trust companies that represent a security of a foreign issuer. The Portfolio may invest up to 15% of its net assets in illiquid securities (i.e., securities that cannot be readily sold) and may invest up to 10% of its total assets directly in foreign securities. The limit on foreign securities does not include ADRs, or commercial paper and certificates of deposit issued by foreign banks. The Portfolio may also purchase put options in an attempt to hedge against a decline in the price of securities it holds. A put option gives the Portfolio the right to sell an underlying security at a particular price during a fixed period.


The Portfolio may also invest up to 10% of its assets in exchange-traded funds ("ETFs"). ETFs are traded, like individual stocks, on an exchange, but they represent baskets of securities that seek to track the performance of certain indices. The indices include not only broad-market indices but more specific indices as well, including those relating to particular sectors, countries and regions. The Portfolio may invest in ETFs for short-term cash management purposes or as part of its overall investment strategy.


The Portfolio may, from time to time, take temporary defensive positions that are inconsistent with its principal strategies in seeking to minimize extreme volatility caused by adverse market, economic, or other conditions. This could prevent the Portfolio from achieving its objective.

The Portfolio's investment objective and any fundamental policies may be changed only with shareholder approval. If a change of objective or any fundamental policies is proposed, Contract owners will be asked to give voting instructions to the participating insurance companies. The principal investment strategies may be changed without shareholder approval. Any changes to these strategies, however, must be approved by the Fund's Board of Directors.

There is no guarantee that the Portfolio will achieve its objective.

Principal Risks

Stock prices fluctuate. Therefore, as with any portfolio that invests in stocks, the Portfolio's net asset value will fluctuate. You may experience a decline in the value of your investment and you could lose money if you sell your shares at a price lower than you paid for them.

The Portfolio concentrates its investments in companies in the communications, information and related industries. Therefore, the Portfolio may be susceptible to factors affecting these industries and the Portfolio's net asset value may fluctuate more than a fund that invests in a wider range of industries. In addition, the rapid pace of change within many of these industries tends to create a more volatile operating environment than in other industries.

Stocks of companies in the technology sector, like those in which the Portfolio may invest, recently experienced a period of strong performance, followed by a period of volatility and negative performance. If this negative performance continues, the value of technology stocks may decline further.

The Portfolio may be negatively affected by the broad investment environment in the international or US securities markets, which is influenced by, among other things, interest rates, inflation, politics, fiscal policy, and current events.

Illiquid securities, foreign securities, or options in the Portfolio's investment portfolio involve higher risk and may subject the Portfolio to higher price volatility. Investing in securities of foreign issuers involves risks not associated with US investments, including settlement risks, currency fluctuations, foreign taxation, differences in financial reporting practices, and changes in political conditions.


If the Portfolio invests in ETFs, shareholders would bear not only their proportionate share of the Portfolio's expenses (including operating expenses and advisory fees), but also similar expenses of the ETFs.


The Portfolio may actively and frequently trade stocks in its portfolio to carry out its principal strategies. A high portfolio turnover rate increases transaction costs which may increase the Portfolio's expenses.

Due to differences of tax treatment and other considerations, there is a possibility that the interests of various Contract owners who own shares of the Portfolio may conflict. The Board of Directors monitors events in order to identify any disadvantages resulting from material irreconcilable conflicts and to determine what action, if any, should be taken in response.

An investment in the Portfolio is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Past Performance


The information below provides some indication of the risks of investing in the Portfolio by showing how the performance of Class 1 shares of the Portfolio has varied from year to year, as well as how its performance compares to three widely-used measures of performance. How the Portfolio has performed in the past, however, is not necessarily an indication of how it will perform in the future.

Class 1 annual total returns presented in the bar chart and Class 1 average annual total returns presented in the table do not reflect the effect of any administration fees or sales charges imposed by the Contracts on their owners. If these expenses were included, the returns would be lower. Both the bar chart and table assume that all dividends and capital gain distributions were reinvested.

Annual Total Returns -- Calendar Years


  [THE FOLLOWING TABLE WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL.]

 1995      1996       1997      1998      1999      2000      2001      2002
------    -------    ------    ------    ------    ------    ------    ------
38.55%     8.81%     22.22%    36.49%    85.81%   -36.19%    5.34%    -36.06%


              Best quarter return: 45.09% - quarter ended 12/31/99.

             Worst quarter return: -30.44% - quarter ended 9/30/01.

Average Annual Total Returns - Periods Ended 12/31/02

                                                                                                            Since
                                                                        One                  Five         Inception
                                                                       Year                 Years          10/11/94
---------------------------------------------------------------------------------------------------------------------
Seligman Communications and Information Portfolio                    (36.06)%                1.74%           9.42%
---------------------------------------------------------------------------------------------------------------------
S&P 500 Index                                                        (22.10)                (0.59)           9.82
---------------------------------------------------------------------------------------------------------------------
Goldman Sachs Technology Index                                       (40.27)                (3.27)            n/a(1)
---------------------------------------------------------------------------------------------------------------------
Lipper Science & Technology Funds Average                            (42.94)                (1.96)           7.93(2)
---------------------------------------------------------------------------------------------------------------------

----------

The Standard & Poor's 500 Composite Stock Index (S&P500 Index), the Lipper Science & Technology Funds Average and the Goldman Sachs Technology Index are unmanaged benchmarks that assume the reinvestment of all distributions. The Lipper Average excludes the effect of sales charges and the S&P500 Index and Goldman Sachs Technology Index exclude the effect of fees and sales charges.

(1) The J.P. Morgan H&Q Technology Index is no longer available and was replaced by the Goldman Sachs Technology Index, which has an inception date of August 31, 1996.

(2)   From October 13, 1994.

Fees and Expenses

The table below summarizes the fees and expenses that you may pay as a shareholder of the Portfolio. Annual portfolio operating expenses are deducted from Portfolio assets and are therefore paid indirectly by you and other shareholders of the Portfolio. The table does not reflect any fees or sales charges imposed by the Contracts on their owners.

Annual Portfolio Operating Expenses
(as a percentage of average net assets)
--------------------------------------------------------------------------------
Management Fees                                                           0.75%
--------------------------------------------------------------------------------
Distribution and/or Service (12b-1) Fees                                   none
--------------------------------------------------------------------------------
Other Expenses                                                            0.23%
--------------------------------------------------------------------------------
Total Annual Portfolio Operating Expenses                                 0.98%
--------------------------------------------------------------------------------

Example

This example is intended to help you compare the costs of investing in the Portfolio with the costs of investing in other mutual funds. It assumes (1) you invest $10,000 in the Portfolio for each period and then sell all of your shares at the end of that period, (2) your investment has a 5% return each year, and
(3) the Portfolio's operating expenses (including the management fee) remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                 1 Year      3 Years    5 Years    10 Years
--------------------------------------------------------------------------------
Class 1                           $100        $312       $542       $1,201
--------------------------------------------------------------------------------


Management of the Fund

The Fund's Board of Directors provides broad supervision over the affairs of the Fund.

J. & W. Seligman & Co. Incorporated (Seligman), 100 Park Avenue, New York, New York 10017, is the manager of the Fund. Seligman provides investment management services for the Portfolio, including making purchases and sales of securities for the Portfolio, consistent with the Portfolio's investment objective and strategies, and administers the Portfolio's business and other affairs.


Established in 1864, Seligman currently serves as manager to 22 US registered investment companies, which offer more than 60 investment portfolios with approximately $10.8 billion in assets as of March 31, 2003. Seligman also provides investment management or advice to institutional or other accounts having an aggregate value at March 31, 2003 of approximately $7.1 billion.


The Portfolio pays Seligman a management fee for its services, equal to an annual rate of .75% of the average daily net assets of the Portfolio.

Portfolio Management

The Portfolio is managed by Seligman's Technology Group, headed by Mr. Paul H. Wick. Mr. Wick, a Director and Managing Director of Seligman, is Vice President of the Fund and has been Portfolio Manager of the Portfolio since its inception. Mr. Wick has been Vice President and Portfolio Manager of Seligman Communications and Information Fund, Inc. since January 1990 and December 1989, respectively. Mr. Wick has been a Managing Director of Seligman since January 1995 and a Director of Seligman since November 1997.

Shareholder Information

Pricing of Fund Shares

When you buy or sell shares, you do so at the Portfolio's net asset value (NAV) next calculated after your request is received by participating insurance companies. If your purchase or sell request is received by participating insurance companies by the close of regular trading on the New York Stock Exchange (NYSE) (normally 4:00 p.m. Eastern time), it will be executed at the Portfolio's NAV calculated as of the close of regular trading on the NYSE on that day.

If your purchase or sell request is received by participating insurance companies after the close of regular trading on the NYSE, your request will be executed at the Portfolio's NAV calculated as of the close of regular trading on the next NYSE trading day.

The NAV of the Portfolio is computed each day, Monday through Friday, on days that the NYSE is open for trading. Securities owned by the Portfolio are valued at current market prices. If reliable market prices are unavailable, securities are valued in accordance with procedures approved by the Fund's Board of Directors.

How to Purchase and Sell Shares

The Portfolio is offering its shares only to Accounts of participating insurance companies to fund benefits of the Contracts. The Accounts may invest in shares of the Portfolio in accordance with allocation instructions received from the owners of the Contracts. Such allocation rights and information on how to purchase or surrender a Contract, as well as sales charges and other expenses imposed by the Contracts on their owners, are further described in the separate prospectuses and disclosure documents issued by the participating insurance companies and accompanying this Prospectus. The Fund reserves the right to reject any order for the purchase of shares of the Portfolio.

An Account may sell all or any portion of the Portfolio shares that it holds at any time at the next computed NAV per share, as described above. Portfolio shares that are sold are entitled to any dividends that have been declared as payable to record owners up to and including the day the sale is effected. There is no charge. Payment of the sale price will normally be made within seven days after receipt of such sale. In addition, the right to sell your shares may be suspended and the date of payment of the sale price may be postponed for any period during which the NYSE is closed (other than customary weekend and holiday closings) or during which the Securities and Exchange Commission (SEC) determines that trading thereon is restricted, or for any period during which an emergency (as determined by the SEC) exists as a result of which the sale of Portfolio shares is not reasonably practicable or as a result of which it is not reasonably practicable for the Portfolio to fairly determine the value of its net assets, or for such other periods as the SEC may by order permit for the protection of shareholders.

Dividends and Capital Gain Distributions

Dividends and capital gain distributions from the Portfolio will be declared and paid annually and will be reinvested in additional shares, at NAV, of the Portfolio.


The Portfolio has a substantial capital loss carryforward that is available for offset against future net capital gains, expiring in various amounts through 2010. Accordingly, no capital gains distributions are expected to be paid to shareholders until net capital gains have been realized in excess of the available capital loss carryforward.


Taxes

Further information regarding the tax consequences of an investment in the Portfolio is contained in the separate prospectuses and disclosure documents issued by the participating insurance companies and accompanying this Prospectus.

Financial Highlights


The table below describes the Portfolio's performance of Class 1 shares for the past five years. It is intended to help you understand the financial performance of the Portfolio's Class 1 shares. Certain information reflects financial results for a single share of the Class that was held throughout the periods shown. "Total return" shows the rate that you would have earned (or lost) on an investment in the Portfolio, assuming you reinvested all your dividends and capital gains distributions. Total returns do not reflect the effect of any administration fees or sales charges imposed by the Contracts on their owners. Ernst & Young LLP, independent auditors, have audited this information. Their report, along with the Portfolio's financial statements, is included in the Fund's Annual Report, which is available upon request.

                                                                               Year ended December 31,
--------------------------------------------------------------------------------------------------------------------------------
                                                          2002           2001            2000            1999            1998
--------------------------------------------------------------------------------------------------------------------------------
Per Share Data:*
--------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of year                   $     12.59    $     14.82     $     26.70     $     17.14     $     13.09
--------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
--------------------------------------------------------------------------------------------------------------------------------
  Net investment loss                                      (0.07)         (0.07)          (0.11)          (0.10)          (0.08)
--------------------------------------------------------------------------------------------------------------------------------
  Net gains or losses on securities
  (both realized and unrealized)                           (4.47)          0.80           (9.45)          14.36            4.81
--------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                           (4.54)          0.73           (9.56)          14.26            4.73
--------------------------------------------------------------------------------------------------------------------------------
Less distributions:
--------------------------------------------------------------------------------------------------------------------------------
  Distributions from net realized capital gain                --          (2.96)          (2.32)          (4.70)          (0.68)
--------------------------------------------------------------------------------------------------------------------------------
Total distributions                                           --          (2.96)          (2.32)          (4.70)          (0.68)
--------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of year                         $      8.05    $     12.59     $     14.82     $     26.70     $     17.14
================================================================================================================================
Total Return:                                           (36.06)%          5.34%        (36.19)%          85.81%          36.49%
--------------------------------------------------------------------------------------------------------------------------------
Ratios/Supplemental Data:
--------------------------------------------------------------------------------------------------------------------------------
Net assets, end of year (in thousands)               $    53,769    $   113,424     $   127,901     $   213,961     $   122,279
--------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to average net assets                    0.98%          0.93%           0.87%           0.86%           0.87%
--------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment loss to average net assets       (0.76)%        (0.45)%         (0.48)%         (0.51)%         (0.56)%
--------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                   91.37%        130.94%         104.41%         118.16%         132.57%
--------------------------------------------------------------------------------------------------------------------------------


----------

*     Per share amounts are calculated based on average shares outstanding.

For More Information


The following information is available without charge upon request by calling toll-free (800) 221-2783 in the US or collect (212) 850-1864 outside the US. You may also call these numbers to request other information about the Fund or to make shareholder inquiries.


Statement of Additional Information (SAI) contains additional information about the Fund. It is on file with the Securities and Exchange Commission, or SEC, and is incorporated by reference into (is legally part of) this Prospectus.

Annual/Semi-Annual Reports contain additional information about the Portfolio's investments. In the Fund's annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Portfolio's performance during its last fiscal year.

This Prospectus in intended for use in connection with tax-deferred variable annuity and variable life insurance products.

Information about the Fund, including the SAI, can be viewed and copied at the SEC's Public Reference Room in Washington, DC. For information about the operation of the Public Reference Room, call (202) 942-8090. The SAI, Annual/Semi-Annual reports and other information about the Fund are also available on the EDGAR Database on the SEC's Internet site: http://www.sec.gov.

Copies of this information may be obtained by electronic request at the following E-mail address: publicinfo@sec.gov, or, upon payment of a duplicating fee, by writing: Securities and Exchange Commission, Public Reference Section, Washington, DC 20549-0102.


SEC File Number: 811-5221

                                                                      Prospectus
                                                                  April 21, 2003

Seligman
Portfolios, Inc.


Seligman Communications and
Information Portfolio


Class 2 Shares


Seeking Capital Gain by Investing in Companies Operating in the Communications, Information, and Related Industries

The Securities and Exchange Commission has neither approved nor disapproved this Fund, and it has not determined this Prospectus to be accurate or adequate. Any representation to the contrary is a criminal offense.

An investment in this Fund or any other fund cannot provide a complete investment program. The suitability of an investment in the Portfolio should be considered based on the investment objective, strategies and risks described in this Prospectus, considered in light of all of the other investments in your portfolio, as well as your risk tolerance, financial goals and time horizons. We recommend that you consult your financial advisor to determine if this Portfolio is suitable for you.


SPCI1 4/2003 C2


                                   managed by
                                     [LOGO]
                             J. & W. SELIGMAN & CO.
                                  INCORPORATED

                                ESTABLISHED 1864

Table of Contents

The Fund and the Portfolio

         Overview of the Fund .................................................1

         Investment Objective .................................................1

         Principal Investment Strategies ......................................1


         Principal Risks ......................................................2


         Past Performance .....................................................3

         Management of the Fund ...............................................4

Shareholder Information

         Pricing of Fund Shares ...............................................5

         How to Purchase and Sell Shares ......................................5

         Shareholder Servicing and Distribution Arrangements ..................5

         Dividends and Capital Gain Distributions .............................5

         Taxes ................................................................5

Financial Highlights ..........................................................6

For More Information .................................................back cover

The Fund and the Portfolio


Overview of the Fund

Seligman Portfolios, Inc. (the Fund) consists of 15 separate portfolios. This Prospectus contains information about Seligman Communications and Information Portfolio (the Portfolio).

The Portfolio is offering its shares only to separate accounts (Accounts) of participating insurance companies to fund benefits of variable annuity and variable life insurance contracts (Contracts). The Accounts may invest in shares of the Portfolio in accordance with allocation instructions received from the owners of the Contracts. Such allocation rights and information on how to purchase or surrender a Contract, as well as sales charges and other expenses imposed by the Contracts on their owners, are further described in the separate prospectuses and disclosure documents issued by the participating insurance companies and accompanying this Prospectus. The Fund reserves the right to reject any order for the purchase of shares of the Portfolio.

The Portfolio offers two classes of shares: Class 1 shares and Class 2 shares. This Prospectus offers only Class 2 shares and is for use with Accounts that make Class 2 shares available to Contract owners.

Investment Objective

The Portfolio's objective is capital gain.

Principal Investment Strategies

The Portfolio uses the following principal strategies to seek its objective:

The Portfolio invests at least 80% of its net assets in securities of companies operating in the communications, information and related industries. The Portfolio may invest in companies of any size.

The Portfolio may invest in securities of large companies that now are well established in the world communications and information market and can be expected to grow with the market. The Portfolio may also invest in small-to-medium size companies that the investment manager believes provide opportunities to benefit from the rapidly changing technologies and the expansion of the communications, information and related industries.

The Portfolio uses a bottom-up stock selection approach. This means that the investment manager uses extensive in-depth research into specific companies in the communications, information and related industries to find those companies that it believes offer the greatest prospects for future growth. In selecting individual securities, the investment manager looks for companies that it believes display or are expected to display:

o     Robust growth prospects

o     High profit margins or return on capital

o     Attractive valuation relative to expected earnings or cash flow

o     Quality management

o     Unique competitive advantages

The Portfolio generally sells a stock if the investment manager believes its target price is reached, its earnings are disappointing, its revenue growth has slowed, or its underlying fundamentals have deteriorated.

The Portfolio primarily invests in common stocks. However, the Portfolio may also invest in securities convertible into or exchangeable for common stocks, in rights and warrants to purchase common stocks, and in debt securities or preferred stocks believed to provide opportunities for capital gain.

The Portfolio may purchase American Depositary Receipts (ADRs), which are publicly traded instruments generally issued by domestic banks or trust companies that represent a security of a foreign issuer. The Portfolio may invest up to 15% of its net assets in illiquid securities (i.e., securities that cannot be readily sold) and may invest up to 10% of its total assets directly in foreign securities. The limit on foreign securities does not include ADRs, or commercial paper and certificates of deposit issued by foreign banks. The Portfolio may also purchase put options in an attempt to hedge against a decline in the price of securities it holds. A put option gives the Portfolio the right to sell an underlying security at a particular price during a fixed period.


The Portfolio may also invest up to 10% of its assets in exchange-traded funds ("ETFs"). ETFs are traded, like individual stocks, on an exchange, but they represent baskets of securities that seek to track the performance of certain indices. The indices include not only broad-market indices but more specific indices as well, including those relating to particular sectors, countries and regions. The Portfolio may invest in ETFs for short-term cash management purposes or as part of its overall investment strategy.


The Portfolio may, from time to time, take temporary defensive positions that are inconsistent with its principal strategies in seeking to minimize extreme volatility caused by adverse market, economic, or other conditions. This could prevent the Portfolio from achieving its objective.

The Portfolio's investment objective and any fundamental policies may be changed only with shareholder approval. If a change of objective or any fundamental policies is proposed, Contract owners will be asked to give voting instructions to the participating insurance companies. The principal investment strategies may be changed without shareholder approval. Any changes to these strategies, however, must be approved by the Fund's Board of Directors.

There is no guarantee that the Portfolio will achieve its objective.

Principal Risks

Stock prices fluctuate. Therefore, as with any portfolio that invests in stocks, the Portfolio's net asset value will fluctuate. You may experience a decline in the value of your investment and you could lose money if you sell your shares at a price lower than you paid for them.

The Portfolio concentrates its investments in companies in the communications, information and related industries. Therefore, the Portfolio may be susceptible to factors affecting these industries and the Portfolio's net asset value may fluctuate more than a fund that invests in a wider range of industries. In addition, the rapid pace of change within many of these industries tends to create a more volatile operating environment than in other industries.

Stocks of companies in the technology sector, like those in which the Portfolio may invest, recently experienced a period of strong performance, followed by a period of volatility and negative performance. If this negative performance continues, the value of technology stocks may decline further.

The Portfolio may be negatively affected by the broad investment environment in the international or US securities markets, which is influenced by, among other things, interest rates, inflation, politics, fiscal policy, and current events.

Illiquid securities, foreign securities, or options in the Portfolio's investment portfolio involve higher risk and may subject the Portfolio to higher price volatility. Investing in securities of foreign issuers involves risks not associated with US investments, including settlement risks, currency fluctuations, foreign taxation, differences in financial reporting practices, and changes in political conditions.


If the Portfolio invests in ETFs, shareholders would bear not only their proportionate share of the Portfolio's expenses (including operating expenses and advisory fees), but also similar expenses of the ETFs.


The Portfolio may actively and frequently trade stocks in its portfolio to carry out its principal strategies. A high portfolio turnover rate increases transaction costs which may increase the Portfolio's expenses.

Due to differences of tax treatment and other considerations, there is a possibility that the interests of various Contract owners who own shares of the Portfolio may conflict. The Board of Directors monitors events in order to identify any disadvantages resulting from material irreconcilable conflicts and to determine what action, if any, should be taken in response.

An investment in the Portfolio is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Past Performance


The information below provides some indication of the risks of investing in the Portfolio by showing how the performance of Class 2 shares has varied from year to year, as well as how its performance compares to three widely-used measures of performance. How the Portfolio has performed in the past, however, is not necessarily an indication of how it will perform in the future.


Class 2 annual total returns presented in the bar chart and Class 2 average annual total returns in the table do not reflect the effect of any administration fees or sales charges imposed by the Contracts on their owners. If these expenses were included, the returns would be lower. Both the bar chart and table assume that all dividends and capital gain distributions were reinvested.


Annual Total Returns -- Calendar Years


  [THE FOLLOWING TABLE WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL.]

                           2001                    2002
                         --------                --------
                           5.08%                  -36.23%


              Best quarter return: 34.18% - quarter ended 12/31/01.

             Worst quarter return: -30.52% - quarter ended 9/30/01.

Average Annual Total Returns - Periods Ended 12/31/02

                                                                       Since
                                                          One        Inception
                                                         Year         5/1/00
--------------------------------------------------------------------------------
Seligman Communications and Information Portfolio        (36.23)%     (30.93)%
--------------------------------------------------------------------------------
S&P 500 Index                                            (22.10)      (16.35)
--------------------------------------------------------------------------------
Goldman Sachs Technology Index                           (40.27)      (40.46)
--------------------------------------------------------------------------------
Lipper Science & Technology Funds Average                (42.94)      (41.56)(1)
--------------------------------------------------------------------------------

----------

The Standard & Poor's 500 Composite Stock Index (S&P500 Index), the Lipper Science & Technology Funds Average and the Goldman Sachs Technology Index are unmanaged benchmarks that assume the reinvestment of all distributions. The Average excludes the effect of sales charges and the S&P500 Index and Goldman Sachs Technology Index exclude the effect of fees and sales charges. The J.P. Morgan H & Q Technology Index is no longer available and was replaced by the Goldman Sachs Technology Index.


(1)   From April 30, 2000.

Fees and Expenses

The table below summarizes the fees and expenses that you may pay as a shareholder of the Portfolio. Annual portfolio operating expenses are deducted from Portfolio assets and are therefore paid indirectly by you and other shareholders of the Portfolio. The table does not reflect any fees or sales charges imposed by the Contracts on their owners.

Annual Portfolio Operating Expenses
(as a percentage of average net assets)
--------------------------------------------------------------------------------
Management Fees                                                        0.75%
--------------------------------------------------------------------------------
Distribution and/or Service (12b-1) Fees                               0.25%
--------------------------------------------------------------------------------
Other Expenses                                                         0.23%
--------------------------------------------------------------------------------
Total Annual Portfolio Operating Expenses                              1.23%
--------------------------------------------------------------------------------

Example

This example is intended to help you compare the costs of investing in the Portfolio with the costs of investing in other mutual funds. It assumes (1) you invest $10,000 in the Portfolio for each period and then sell all of your shares at the end of that period, (2) your investment has a 5% return each year, and
(3) the Portfolio's operating expenses (including the management fee) remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                   1 Year      3 Years    5 Years    10 Years
--------------------------------------------------------------------------------
Class 2                             $125        $390       $676       $1,489
--------------------------------------------------------------------------------


Management of the Fund

The Fund's Board of Directors provides broad supervision over the affairs of the Fund.

J. & W. Seligman & Co. Incorporated (Seligman), 100 Park Avenue, New York, New York 10017, is the manager of the Fund. Seligman provides investment management services for the Portfolio, including making purchases and sales of securities for the Portfolio, consistent with the Portfolio's investment objective and strategies, and administers the Portfolio's business and other affairs.


Established in 1864, Seligman currently serves as manager to 22 US registered investment companies, which offer more than 60 investment portfolios with approximately $10.8 billion in assets as of March 31, 2003. Seligman also provides investment management or advice to institutional or other accounts having an aggregate value at March 31, 2003 of approximately $7.1 billion.


The Portfolio pays Seligman a management fee for its services, equal to an annual rate of .75% of the average daily net assets of the Portfolio.

Portfolio Management

The Portfolio is managed by Seligman's Technology Group, headed by Mr. Paul H. Wick. Mr. Wick, a Director and Managing Director of Seligman, is Vice President of the Fund and has been Portfolio Manager of the Portfolio since its inception. Mr. Wick has been Vice President and Portfolio Manager of Seligman Communications and Information Fund, Inc. since January 1990 and December 1989, respectively. Mr. Wick has been a Managing Director of Seligman since January 1995 and a Director of Seligman since November 1997.

Shareholder Information

Pricing of Fund Shares

When you buy or sell shares, you do so at the Portfolio's net asset value (NAV) next calculated after your request is received by participating insurance companies. If your purchase or sell request is received by participating insurance companies by the close of regular trading on the New York Stock Exchange (NYSE) (normally 4:00 p.m. Eastern time), it will be executed at the Portfolio's NAV calculated as of the close of regular trading on the NYSE on that day.

If your purchase or sell request is received by participating insurance companies after the close of regular trading on the NYSE, your request will be executed at the Portfolio's NAV calculated as of the close of regular trading on the next NYSE trading day.

The NAV of the Portfolio is computed each day, Monday through Friday, on days that the NYSE is open for trading. Securities owned by the Portfolio are valued at current market prices. If reliable market prices are unavailable, securities are valued in accordance with procedures approved by the Fund's Board of Directors.

How to Purchase and Sell Shares

The Portfolio is offering its shares only to Accounts of participating insurance companies to fund benefits of the Contracts. The Accounts may invest in shares of the Portfolio in accordance with allocation instructions received from the owners of the Contracts. Such allocation rights and information on how to purchase or surrender a Contract, as well as sales charges and other expenses imposed by the Contracts on their owners, are further described in the separate prospectuses and disclosure documents issued by the participating insurance companies and accompanying this Prospectus. The Fund reserves the right to reject any order for the purchase of shares of the Portfolio.

An Account may sell all or any portion of the Portfolio shares that it holds at any time at the next computed NAV per share, as described above. Portfolio shares that are sold are entitled to any dividends that have been declared as payable to record owners up to and including the day the sale is effected. There is no charge. Payment of the sale price will normally be made within seven days after receipt of such sale. In addition, the right to sell your shares may be suspended and the date of payment of the sale price may be postponed for any period during which the NYSE is closed (other than customary weekend and holiday closings) or during which the Securities and Exchange Commission (SEC) determines that trading thereon is restricted, or for any period during which an emergency (as determined by the SEC) exists as a result of which the sale of Portfolio shares is not reasonably practicable or as a result of which it is not reasonably practicable for the Portfolio to fairly determine the value of its net assets, or for such other periods as the SEC may by order permit for the protection of shareholders.

Shareholder Servicing and Distribution Arrangements

Under a Rule 12b-1 plan adopted by the Fund with respect to the Portfolio, Class 2 shares pay an annual shareholder servicing and distribution (12b-1) fee of up to 0.25% of average net assets. The Portfolio pays this fee to Seligman Advisors, Inc., the principal underwriter of the Portfolio's shares. Seligman Advisors uses this fee to make payments to participating insurance companies or their affiliates for services that the participating insurance companies provide to Contract owners of Class 2 shares, and for distribution related expenses. Because these 12b-1 fees are paid out of the Portfolio's assets on an ongoing basis, over time they will increase the cost of a Contract owner's investment and may cost you more than other types of sales charges.

Dividends and Capital Gain Distributions

Dividends and capital gain distributions from the Portfolio will be declared and paid annually and will be reinvested in additional shares, at NAV, of the Portfolio. Dividends on Class 2 shares generally will be lower than dividends on Class 1 shares as a result of 12b-1 fees. Capital gain distributions will be paid in the same amount for each Class.


The Portfolio has a substantial capital loss carryforward that is available for offset against future net capital gains, expiring in various amounts through 2010. Accordingly, no capital gains distributions are expected to be paid to shareholders until net capital gains have been realized in excess of the available capital loss carryforward.


Taxes

Further information regarding the tax consequences of an investment in the Portfolio is contained in the separate prospectuses and disclosure documents issued by the participating insurance companies and accompanying this Prospectus.

Financial Highlights


The table below describes the Portfolio's performance of Class 2 shares for the period from its inception. It is intended to help you understand the financial performance of the Portfolio's Class 2 shares. Certain information reflects financial results for a single share of the Class that was held throughout the periods shown. "Total return" shows the rate that you would have earned (or lost) on an investment in the Portfolio, assuming you reinvested all your dividends and capital gains distributions. Total returns do not reflect the effect of any administration fees or sales charges imposed by the Contracts on their owners and are not annualized for the periods of less than one year. Ernst & Young LLP, independent auditors, have audited this information. Their report, along with the Portfolio's financial statements, is included in the Fund's Annual Report, which is available upon request.

                                                                      Year ended December 31,      5/1/00**
                                                                      -----------------------        to
                                                                         2002          2001       12/31/00
---------------------------------------------------------------------------------------------------------------
Per Share Data:*
---------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                 $    12.53    $    14.80     $    30.61
---------------------------------------------------------------------------------------------------------------
Income from investment operations:
---------------------------------------------------------------------------------------------------------------
  Net investment loss                                                     (0.10)        (0.11)         (0.08)
---------------------------------------------------------------------------------------------------------------
  Net gains or losses on securities (both realized and unrealized)        (4.44)         0.80         (13.41)
---------------------------------------------------------------------------------------------------------------
Total from investment operations                                          (4.54)         0.69         (13.49)
---------------------------------------------------------------------------------------------------------------
Less distributions:
---------------------------------------------------------------------------------------------------------------
  Distributions from net realized capital gain                               --         (2.96)         (2.32)
---------------------------------------------------------------------------------------------------------------
Total distributions                                                          --         (2.96)         (2.32)
---------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                       $     7.99    $    12.53     $    14.80
===============================================================================================================
Total Return:                                                          (36.23)%         5.08%       (44.40)%
---------------------------------------------------------------------------------------------------------------
Ratios/Supplemental Data:
---------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)                             $    7,544    $   16,537     $    7,822
---------------------------------------------------------------------------------------------------------------
Ratio of expenses to average net assets                                   1.23%         1.18%         1.12%+
---------------------------------------------------------------------------------------------------------------
Ratio of net investment loss to average net assets                      (1.01)%       (0.70)%       (0.61)%+
---------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                                  91.37%       130.94%      104.41%++
---------------------------------------------------------------------------------------------------------------


----------

 *    Per share amounts are calculated based on average shares outstanding.

**    Commencement of offering of shares.

 +    Annualized.

++    For the year ended December 31, 2000.

For More Information


The following information is available without charge upon request by calling toll-free (800) 221-2783 in the US or collect (212) 850-1864 outside the US. You may also call these numbers to request other information about the Fund or to make shareholder inquiries.


Statement of Additional Information (SAI) contains additional information about the Fund. It is on file with the Securities and Exchange Commission, or SEC, and is incorporated by reference into (is legally part of) this Prospectus.

Annual/Semi-Annual Reports contain additional information about the Portfolio's investments. In the Fund's annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Portfolio's performance during its last fiscal year.

This Prospectus is intended for use in connection with tax-deferred variable annunity and variable life insurance products.

Information about the Fund, including the SAI, can be viewed and copied at the SEC's Public Reference Room in Washington, DC. For information about the operation of the Public Reference Room, call (202) 942-8090. The SAI, Annual/Semi-Annual reports and other information about the Fund are also available on the EDGAR Database on the SEC's Internet site: http://www.sec.gov.

Copies of this information may be obtained by electronic request at the following E-mail address: publicinfo@sec.gov, or, upon payment of a duplicating fee, by writing: Securities and Exchange Commission, Public Reference Section, Washington, DC 20549-0102.

SEC FILE NUMBER: 811-5221

                                                                      Prospectus
                                                                  April 21, 2003

Seligman
Portfolios, Inc.

Seligman Global Technology Portfolio

Class 1 Shares

Investing Around the World for Capital Appreciation

The Securities and Exchange Commission has neither approved nor disapproved this Fund, and it has not determined this Prospectus to be accurate or adequate. Any representation to the contrary is a criminal offense.


An investment in this Fund or any other fund cannot provide a complete investment program. The suitability of an investment in the Portfolio should be considered based on the investment objective, strategies and risks described in this Prospectus, considered in light of all of the other investments in your portfolio, as well as your risk tolerance, financial goals and time horizons. We recommend that you consult your financial advisor to determine if this Portfolio is suitable for you.


SPGT1 4/2003 CI


                                   managed by
                                     [LOGO]
                             J. & W. SELIGMAN & CO.
                                  INCORPORATED

                                ESTABLISHED 1864

Table of Contents

The Fund and the Portfolio

         Overview of the Fund ...............................................1

         Investment Objective ...............................................1

         Principal Investment Strategies ....................................1

         Principal Risks ....................................................2

         Past Performance ...................................................3

         Management of the Fund .............................................4

Shareholder Information

         Pricing of Fund Shares .............................................5

         How to Purchase and Sell Shares ....................................5

         Dividends and Capital Gain Distributions ...........................5

         Taxes ..............................................................5

Financial Highlights ........................................................6

For More Information ...............................................back cover

The Fund and the Portfolio

Overview of the Fund

Seligman Portfolios, Inc. (the Fund) consists of 15 separate portfolios. This Prospectus contains information about Seligman Global Technology Portfolio (the Portfolio).

The Portfolio is offering its shares only to separate accounts (Accounts) of participating insurance companies to fund benefits of variable annuity and variable life insurance contracts (Contracts). The Accounts may invest in shares of the Portfolio in accordance with allocation instructions received from the owners of the Contracts. Such allocation rights and information on how to purchase or surrender a Contract, as well as sales charges and other expenses imposed by the Contracts on their owners, are further described in the separate prospectuses and disclosure documents issued by the participating insurance companies and accompanying this Prospectus. The Fund reserves the right to reject any order for the purchase of shares of the Portfolio.

--------------------------------------------------------------------------------
Technology:

The use of science to create new products and services. The industry comprises information technology and communications, as well as medical, environmental and biotechnology.
--------------------------------------------------------------------------------

The Portfolio offers two classes of shares: Class 1 shares and Class 2 shares. This Prospectus offers only Class 1 shares and is for use with Accounts that make Class 1 shares available to Contract owners.

Investment Objective

The Portfolio's objective is long-term capital appreciation.

Principal Investment Strategies

The Portfolio uses the following principal strategies to seek its objective:

The Portfolio generally invests at least 80% of its net assets in equity securities of US and non-US companies with business operations in technology and technology-related industries.

The Portfolio may invest in companies domiciled in any country. The Portfolio generally invests in several countries in different geographic regions.

The Portfolio may invest in companies of any size. Securities of large companies that are well established in the world technology market can be expected to grow with the market and will frequently be held by the Portfolio. However, rapidly changing technologies and expansion of technology and technology-related industries often provide a favorable environment for small to medium-sized companies, and the Portfolio may invest in these companies as well.

The investment manager seeks to identify those technology companies that it believes have the greatest prospects for future growth, no matter what their country of origin. The Portfolio combines in-depth research into individual companies with macro analysis. The investment manager looks for attractive technology companies around the world, while seeking to identify particularly strong technology sectors and/or factors within regions or specific countries that may affect investment opportunities. In selecting individual securities, the investment manager looks for companies it believes display one or more of the following:

o     Robust growth prospects

o     High profit margins

o Attractive valuation relative to earnings forecasts or other valuation criteria (e.g., return on equity)

o     Quality management and equity ownership by executives

o     Unique competitive advantages (e.g., market share, proprietary products)

o     Potential for improvement in overall operations

The Portfolio generally sells a stock if its target price is reached, its earnings are disappointing, its revenue growth slows, or its underlying fundamentals deteriorate.

The Portfolio may invest in all types of securities, many of which will be denominated in currencies other than the US dollar. Although the Portfolio normally invests in equity securities, the Portfolio may invest up to 20% of its assets in preferred stock and investment grade or comparable quality debt securities. The Portfolio may also invest in depositary receipts, which are publicly traded instruments generally issued by US or foreign banks or trust companies that represent securities of foreign issuers.

The Portfolio may invest up to 15% of its assets in illiquid securities (i.e., securities that cannot be readily sold), and may from time to time enter into forward foreign currency exchange contracts in an attempt to manage the risk of adverse changes in currencies. The Portfolio may also purchase put options in an attempt to hedge against a decline in the price of securities it holds. A put option gives the Portfolio the right to sell an underlying security at a particular price during a fixed period.


The Portfolio may also invest up to 10% of its assets in exchange-traded funds ("ETFs"). ETFs are traded, like individual stocks, on an exchange, but they represent baskets of securities that seek to track the performance of certain indices. The indices include not only broad-market indices but more specific indices as well, including those relating to particular sectors, countries and regions. The Portfolio may invest in ETFs for short-term cash management purposes or as part of its overall investment strategy.

The Portfolio may, from time to time, take temporary defensive positions that are inconsistent with its principal strategies in seeking to minimize extreme volatility caused by adverse market, economic, or other conditions. This could prevent the Portfolio from achieving its objective.


The Portfolio's investment objective and any fundamental policies may be changed only with shareholder approval. If a change of objective or any fundamental policies is proposed, Contract owners will be asked to give voting instructions to the participating insurance companies. The principal investment strategies may be changed without shareholder approval. Any changes to these strategies, however, must be approved by the Fund's Board of Directors.


There is no guarantee that the Portfolio will achieve its objective.

Principal Risks

Stock prices fluctuate. Therefore, as with any portfolio that invests in stocks, the Portfolio's net asset value will fluctuate. You may experience a decline in the value of your investment and you could lose money if you sell your shares at a price lower than you paid for them.

Investing in securities of foreign issuers involves risks not associated with US investments, including settlement risks, currency fluctuations, foreign taxation, differences in financial reporting practices, and changes in political conditions.

Stocks of companies in the technology sector, like those in which the Portfolio may invest, recently experienced a period of strong performance, followed by a period of volatility and negative performance. If this negative performance continues, the value of technology stocks may decline further.

The Portfolio may be susceptible to factors affecting technology and technology-related industries and the Portfolio's net asset value may fluctuate more than a portfolio that invests in a wider range of portfolio securities. Technology companies are often smaller and less experienced companies and may be subject to greater risks than larger companies, such as limited product lines, markets, and financial or managerial resources. These risks may be heightened for technology companies in foreign markets.

The Portfolio seeks to limit risk by diversifying its investments among different sectors within the technology industry, as well as among different countries. Diversification reduces the effect the performance of any one sector or events in any one country will have on the Portfolio's entire investment portfolio. However, a decline in the value of one of the Portfolio's investments may offset potential gains from other investments.

The Portfolio may be negatively affected by the broad investment environment in the international or US securities markets, which is influenced by, among other things, interest rates, inflation, politics, fiscal policy, and current events.

Options or illiquid securities in the Portfolio's investment portfolio involve higher risk and may subject the Portfolio to higher price volatility.


If the Portfolio invests in ETFs, shareholders would bear not only their proportionate share of the Portfolio's expenses (including operating expenses and advisory fees), but also similar expenses of the ETFs.


The Portfolio may actively and frequently trade securities in its portfolio to carry out its principal strategies. A high portfolio turnover rate increases transaction costs which may increase the Portfolio's expenses.

Due to differences of tax treatment and other considerations, there is a possibility that the interests of various Contract owners who own shares of the Portfolio may conflict. The Board of Directors monitors events in order to identify any disadvantages resulting from material irreconcilable conflicts and to determine what action, if any, should be taken in response.

An investment in the Portfolio is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Past Performance


The information below provides some indication of the risks of investing in the Portfolio by showing how the performance of Class 1 shares of the Portfolio has varied from year to year, as well as how its performance compares to three widely-used measures of performance. How the Portfolio has performed in the past, however, is not necessarily an indication of how it will perform in the future.

Class 1 annual total returns presented in the bar chart and Class 1 average annual total returns presented in the table do not reflect the effect of any administration fees or sales charges imposed by the Contracts on their owners. If these expenses were included, the returns would be lower. Both the bar chart and table assume that all dividends and capital gain distributions were reinvested.


Annual Total Returns -- Calendar Years

  [THE FOLLOWING TABLE WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL.]

 1997         1998          1999          2000          2001          2002
------       ------        ------        ------        ------        ------
19.53%       36.80%       118.80%       -23.75%       -22.05%        -31.64%


              Best quarter return: 56.86% - quarter ended 12/31/99.

             Worst quarter return: -32.05% - quarter ended 9/30/01.

Average Annual Total Returns - Periods Ended 12/31/02

                                                                               Since
                                                   One           Five        Inception
                                                  Year           Years         5/1/96
----------------------------------------------------------------------------------------
Seligman Global Technology Portfolio             (31.64)%        3.99%           6.39%
----------------------------------------------------------------------------------------
MSCI World Index                                 (19.54)         (1.76)          2.02
----------------------------------------------------------------------------------------
Lipper Global Funds Average                      (19.71)         (0.65)          2.64(1)
----------------------------------------------------------------------------------------
Lipper Science & Technology Funds Average        (42.94)         (1.96)          1.40(1)
----------------------------------------------------------------------------------------

Prior to April 1, 2000, the investment manager employed a subadviser that was responsible for providing portfolio management services with regard to the Portfolio's non-US investments.

The investment manager, at its discretion, reimbursed expenses of Class 1 shares for certain periods presented. There is no assurance that the investment manager will continue this policy in the future and absent such reimbursement, returns would have been lower.

The Lipper Global Funds Average, the Lipper Science & Technology Funds Average and the Morgan Stanley Capital International World Index (MSCI World Index) are unmanaged benchmarks that assume reinvestment of all distributions. The Lipper Averages exclude the effect of sales charges and the MSCI World Index excludes the effect of fees and sales charges.

Note: The J.P. Morgan H&Q Technology Index is no longer available.

----------

(1)   From April 30, 1996.

Fees and Expenses

The table below summarizes the fees and expenses that you may pay as a shareholder of the Portfolio. Annual portfolio operating expenses are deducted from Portfolio assets and are therefore paid indirectly by you and other shareholders of the Portfolio. The table does not reflect any fees or sales charges imposed by the Contracts on their owners.

Annual Portfolio Operating Expenses
(as a percentage of average net assets)
--------------------------------------------------------------------------------
Management Fees                                                        1.00%
--------------------------------------------------------------------------------
Distribution and/or Service (12b-1) Fees                                none
--------------------------------------------------------------------------------
Other Expenses                                                         0.80%
--------------------------------------------------------------------------------
Total Annual Portfolio Operating Expenses(1)                           1.80%
--------------------------------------------------------------------------------

(1) Reflects total annual portfolio operating expenses as they would have been if certain expense reimbursement arrangements had not been in effect. The total annual operating expenses for the year ended December 31, 2002, taking into consideration this reimbursement arrangement and restated to reflect current fees, were 1.40%. The investment manager can terminate this reimbursement arrangement at any time.

Example

This example is intended to help you compare the costs of investing in the Portfolio with the costs of investing in other mutual funds. It assumes (1) you invest $10,000 in the Portfolio for each period and then sell all of your shares at the end of that period, (2) your investment has a 5% return each year, and
(3) the Portfolio's operating expenses (including the management fee) remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                 1 Year      3 Years    5 Years    10 Years
--------------------------------------------------------------------------------
Class 1                           $183        $566       $975       $2,116
--------------------------------------------------------------------------------


Management of the Fund

The Fund's Board of Directors provides broad supervision over the affairs of the Fund.

J. & W. Seligman & Co. Incorporated (Seligman), 100 Park Avenue, New York, New York 10017, is the manager of the Fund. Seligman provides investment management services for the Portfolio, including making purchases and sales of securities for the Portfolio, consistent with the Portfolio's investment objective and strategies, and administers the Portfolio's business and other affairs.


Established in 1864, Seligman currently serves as manager to 22 US registered investment companies, which offer more than 60 investment portfolios with approximately $10.8 billion in assets as of March 31, 2003. Seligman also provides investment management or advice to institutional or other accounts having an aggregate value at March 31, 2003 of approximately $7.1 billion.

The Portfolio pays Seligman a management fee for its services, equal to a percentage of the Portfolio's average daily net assets as follows: 1.00% on first $2 billion; .95% on next $2 billion; and .90% thereafter. For the year ended December 31, 2002, the Portfolio paid Seligman a management fee equal to an annual rate of 1.00% of its average daily net assets.


Portfolio Management


The Portfolio is managed by Seligman's Technology Group. Mr. Richard M. Parower, Senior Vice President, Investment Officer of Seligman, is Vice President of the Fund and Co-Portfolio Manager of the Portfolio, responsible for its US investments. He is also Vice President of Seligman Global Fund Series, Inc. and Co-Portfolio Manager of its Global Technology Fund and Vice President and Portfolio Manager of Seligman New Technologies Fund, Inc. and Seligman New Technologies Fund II, Inc. Prior to joining Seligman, from June 1998 to April 2000, Mr. Parower was a Senior Analyst with Citibank Global Asset Management covering Global IT Services. From September 1995 to June 1998, Mr. Parower was a Senior Analyst with Montgomery Asset Management.

Mr. Steven A. Werber, a Managing Director of Seligman, is a Vice President of the Fund and Co-Portfolio Manager of the Portfolio, responsible for its non-US investments. He is also Vice President of Seligman Global Fund Series, Inc. and Co-Portfolio Manager of its Seligman Global Technology Fund. Prior to joining Seligman in January 2000, Mr. Werber was an Analyst and Portfolio Manager at Fidelity Investments International since 1996.

Shareholder Information

Pricing of Fund Shares

When you buy or sell shares, you do so at the Portfolio's net asset value (NAV) next calculated after your request is received by participating insurance companies. If your purchase or sell request is received by participating insurance companies by the close of regular trading on the New York Stock Exchange (NYSE) (normally 4:00 p.m. Eastern time), it will be executed at the Portfolio's NAV calculated as of the close of regular trading on the NYSE on that day.

If your purchase or sell request is received by participating insurance companies after the close of regular trading on the NYSE, your request will be executed at the Portfolio's NAV calculated as of the close of regular trading on the next NYSE trading day.

The NAV of the Portfolio is computed each day, Monday through Friday, on days that the NYSE is open for trading. Securities owned by the Portfolio are valued at current market prices. If reliable market prices are unavailable, securities are valued in accordance with procedures approved by the Fund's Board of Directors.

How to Purchase and Sell Shares

The Portfolio is offering its shares only to Accounts of participating insurance companies to fund benefits of the Contracts. The Accounts may invest in shares of the Portfolio in accordance with allocation instructions received from the owners of the Contracts. Such allocation rights and information on how to purchase or surrender a Contract, as well as sales charges and other expenses imposed by the Contracts on their owners, are further described in the separate prospectuses and disclosure documents issued by the participating insurance companies and accompanying this Prospectus. The Fund reserves the right to reject any order for the purchase of shares of the Portfolio.

An Account may sell all or any portion of the Portfolio shares that it holds at any time at the next computed NAV per share, as described above. Portfolio shares that are sold are entitled to any dividends that have been declared as payable to record owners up to and including the day the sale is effected. There is no charge. Payment of the sale price will normally be made within seven days after receipt of such sale. In addition, the right to sell your shares may be suspended and the date of payment of the sale price may be postponed for any period during which the NYSE is closed (other than customary weekend and holiday closings) or during which the Securities and Exchange Commission (SEC) determines that trading thereon is restricted, or for any period during which an emergency (as determined by the SEC) exists as a result of which the sale of Portfolio shares is not reasonably practicable or as a result of which it is not reasonably practicable for the Portfolio to fairly determine the value of its net assets, or for such other periods as the SEC may by order permit for the protection of shareholders.

Dividends and Capital Gain Distributions


Dividends and capital gain distributions from the Portfolio will be declared and paid annually and will be reinvested in additional shares, at NAV, of the Portfolio.

The Portfolio has a substantial capital loss carryforward that is available for offset against future net capital gains, expiring in various amounts through 2010. Accordingly, no capital gains distributions are expected to be paid to shareholders until net capital gains have been realized in excess of the available capital loss carryforward.


Taxes

Further information regarding the tax consequences of an investment in the Portfolio is contained in the separate prospectuses and disclosure documents issued by the participating insurance companies and accompanying this Prospectus.

Financial Highlights


The table below describes the Portfolio's performance of Class 1 shares for the past five years. It is intended to help you understand the financial performance of the Portfolio's Class 1 shares. Certain information reflects financial results for a single share of the Class that was held throughout the periods shown. "Total return" shows the rate that you would have earned (or lost) on an investment in the Portfolio, assuming you reinvested all your dividends and capital gains distributions. Total returns do not reflect the effect of any administration fees or sales charges imposed by the Contracts on their owners. Ernst & Young LLP, independent auditors, have audited this information. Their report, along with the Portfolio's financial statements, is the Fund's Annual Report, which is available upon request.

                                                                                       Year ended December 31,
-----------------------------------------------------------------------------------------------------------------------------------
                                                                       2002        2001         2000          1999         1998
-----------------------------------------------------------------------------------------------------------------------------------
Per Share Data:*
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of year                                   $  12.96    $  20.14     $  27.42      $  13.85     $  10.59
-----------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
-----------------------------------------------------------------------------------------------------------------------------------
  Net investment loss                                                   (0.11)      (0.14)       (0.13)**      (0.09)       (0.05)
-----------------------------------------------------------------------------------------------------------------------------------
  Net gains or losses on securities (both realized and unrealized)      (4.32)      (4.06)       (6.34)**      16.25         3.81
-----------------------------------------------------------------------------------------------------------------------------------
  Net gains or losses on foreign currency transactions
    (both realized and unrealized)                                       0.33       (0.25)       (0.01)        (0.04)        0.11
-----------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                                        (4.10)      (4.45)       (6.48)        16.12         3.87
-----------------------------------------------------------------------------------------------------------------------------------
Less distributions:
-----------------------------------------------------------------------------------------------------------------------------------
  Distributions from net realized capital gain                             --       (2.73)       (0.80)        (2.55)       (0.61)
-----------------------------------------------------------------------------------------------------------------------------------
Total distributions                                                        --       (2.73)       (0.80)        (2.55)       (0.61)
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of year                                         $   8.86    $  12.96     $  20.14      $  27.42     $  13.85
===================================================================================================================================
Total Return:                                                        (31.64)%    (22.05)%     (23.75)%       118.80%       36.80%
-----------------------------------------------------------------------------------------------------------------------------------
Ratios/Supplemental Data:
-----------------------------------------------------------------------------------------------------------------------------------
Net assets, end of year (in thousands)                               $  9,361    $ 18,533     $ 25,370      $ 22,087     $  6,130
-----------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to average net assets                                 1.40%       1.40%        1.30%         1.40%        1.40%
-----------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment loss to average net assets                    (1.06)%     (0.87)%      (0.46)%       (0.51)%      (0.43)%
-----------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                               144.18%     160.75%      142.42%       116.88%       82.27%
-----------------------------------------------------------------------------------------------------------------------------------
Without expense reimbursement:***
-----------------------------------------------------------------------------------------------------------------------------------
  Ratio of expenses to average net assets                               1.80%       1.61%                      1.41%        1.80%
-----------------------------------------------------------------------------------------------------------------------------------
  Ratio of net investment loss to average net assets                  (1.46)%     (1.08)%                    (0.52)%      (0.83)%
-----------------------------------------------------------------------------------------------------------------------------------

----------

  *   Per share amounts are calculated based on average shares outstanding.

 **   Per share data has been restated.

*** Seligman and Seligman Henderson (the former subadviser to the Portfolio), at their discretion, reimbursed expenses for certain periods presented. There is no assurance that Seligman will continue this policy in the future.

For More Information


The following information is available without charge upon request by calling toll-free (800) 221-2783 in the US or collect (212) 850-1864 outside the US. You may also call these numbers to request other information about the Fund or to make shareholder inquiries.


Statement of Additional Information (SAI) contains additional information about the Fund. It is on file with the Securities and Exchange Commission, or SEC, and is incorporated by reference into (is legally part of) this Prospectus.

Annual/Semi-Annual Reports contain additional information about the Portfolio's investments. In the Fund's annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Portfolio's performance during its last fiscal year.

This Prospectus is intended for use in connection with tax-deferred variable annuity and variable life insurance products.

Information about the Fund, including the SAI, can be viewed and copied at the SEC's Public Reference Room in Washington, DC. For information about the operation of the Public Reference Room, call (202) 942-8090. The SAI, Annual/Semi-Annual reports and other information about the Fund are also available on the EDGAR Database on the SEC's Internet site: http://www.sec.gov.

Copies of this information may be obtained by electronic request at the following E-mail address: publicinfo@sec.gov, or, upon payment of a duplicating fee, by writing: Securities and Exchange Commission, Public Reference Section, Washington, DC 20549-0102.

SEC FILE NUMBER: 811-5221

                                                                      Prospectus
                                                                  April 21, 2003

Seligman
Portfolios, Inc.


Seligman Global Technology Portfolio


Class 2 Shares


Investing Around the World for Long-Term Capital Appreciation

The Securities and Exchange Commission has neither approved nor disapproved this Fund, and it has not determined this Prospectus to be accurate or adequate. Any representation to the contrary is a criminal offense.

An investment in this Fund or any other fund cannot provide a complete investment program. The suitability of an investment in the Portfolio should be considered based on the investment objective, strategies and risks described in this Prospectus, considered in light of all of the other investments in your portfolio, as well as your risk tolerance, financial goals and time horizons. We recommend that you consult your financial advisor to determine if this Portfolio is suitable for you.


SPGT1 4/2003 C2


                                   managed by
                                     [LOGO]
                             J. & W. SELIGMAN & CO.
                                  INCORPORATED

                                ESTABLISHED 1864

Table of Contents

The Fund and the Portfolio

         Overview of the Fund ...............................................1

         Investment Objective ...............................................1

         Principal Investment Strategies ....................................1

         Principal Risks ....................................................2

         Past Performance ...................................................3

         Management of the Fund .............................................4

Shareholder Information

         Pricing of Fund Shares .............................................5

         How to Purchase and Sell Shares ....................................5

         Shareholder Servicing and Distribution Arrangements ................5

         Dividends and Capital Gain Distributions ...........................5

         Taxes ..............................................................5

Financial Highlights ........................................................5

For More Information ...............................................back cover

The Fund and the Portfolio

Overview of the Fund

Seligman Portfolios, Inc. (the Fund) consists of 15 separate portfolios. This Prospectus contains information about Seligman Global Technology Portfolio (the Portfolio).

The Portfolio is offering its shares only to separate accounts (Accounts) of participating insurance companies to fund benefits of variable annuity and variable life insurance contracts (Contracts). The Accounts may invest in shares of the Portfolio in accordance with allocation instructions received from the owners of the Contracts. Such allocation rights and information on how to purchase or surrender a Contract, as well as sales charges and other expenses imposed by the Contracts on their owners, are further described in the separate prospectuses and disclosure documents issued by the participating insurance companies and accompanying this Prospectus. The Fund reserves the right to reject any order for the purchase of shares of the Portfolio.

The Portfolio offers two classes of shares: Class 1 shares and Class 2 shares. This Prospectus offers only Class 2 shares and is for use with Accounts that make Class 2 shares available to Contract owners.

Investment Objective

The Portfolio's objective is long-term capital appreciation.

Principal Investment Strategies

The Portfolio uses the following principal strategies to seek its objective:

The Portfolio generally invests at least 80% of its net assets in equity securities of US and non-US companies with business operations in technology and technology-related industries.

--------------------------------------------------------------------------------
Technology:

The use of science to create new products and services. The industry comprises information technology and communications, as well as medical, environmental and biotechnology.
--------------------------------------------------------------------------------

The Portfolio may invest in companies domiciled in any country. The Portfolio generally invests in several countries in different geographic regions.

The Portfolio may invest in companies of any size. Securities of large companies that are well established in the world technology market can be expected to grow with the market and will frequently be held by the Portfolio. However, rapidly changing technologies and expansion of technology and technology-related industries often provide a favorable environment for small to medium-sized companies, and the Portfolio may invest in these companies as well.

The investment manager seeks to identify those technology companies that it believes have the greatest prospects for future growth, no matter what their country of origin. The Portfolio combines in-depth research into individual companies with macro analysis. The investment manager looks for attractive technology companies around the world, while seeking to identify particularly strong technology sectors and/or factors within regions or specific countries that may affect investment opportunities. In selecting individual securities, the investment manager looks for companies it believes display one or more of the following:

o     Robust growth prospects

o     High profit margins

o Attractive valuation relative to earnings forecasts or other valuation criteria (e.g., return on equity)

o     Quality management and equity ownership by executives

o     Unique competitive advantages (e.g., market share, proprietary products)

o     Potential for improvement in overall operations

The Portfolio generally sells a stock if its target price is reached, its earnings are disappointing, its revenue growth slows, or its underlying fundamentals deteriorate.

The Portfolio may invest in all types of securities, many of which will be denominated in currencies other than the US dollar. Although the Portfolio normally invests in equity securities, the Portfolio may invest up to 20% of its assets in preferred stock and investment grade or comparable quality debt securities. The Portfolio may also invest in depositary receipts, which are publicly traded instruments generally issued by US or foreign banks or trust companies that represent securities of foreign issuers.

The Portfolio may invest up to 15% of its assets in illiquid securities (i.e., securities that cannot be readily sold), and may from time to time enter into forward foreign currency exchange contracts in an attempt to manage the risk of adverse changes in currencies. The Portfolio may also purchase put options in an attempt to hedge against a decline in the price of securities it holds. A put option gives the Portfolio the right to sell an underlying security at a particular price during a fixed period.


The Portfolio may also invest up to 10% of its assets in exchange-traded funds ("ETFs"). ETFs are traded, like individual stocks, on an exchange, but they represent baskets of securities that seek to track the performance of certain indices. The indices include not only broad-market indices but more specific indices as well, including those relating to particular sectors, countries and regions. The Portfolio may invest in ETFs for short-term cash management purposes or as part of its overall investment strategy.

The Portfolio may, from time to time, take temporary defensive positions that are inconsistent with its principal strategies in seeking to minimize extreme volatility caused by adverse market, economic, or other conditions. This could prevent the Portfolio from achieving its objective.

The Portfolio's investment objective and any fundamental policies may be changed only with shareholder approval. If a change of objective or any fundamental policies is proposed, Contract owners will be asked to give voting instructions to the participating insurance companies. The principal investment strategies may be changed without shareholder approval. Any changes to these strategies, however, must be approved by the Fund's Board of Directors.

There is no guarantee that the Portfolio will achieve its objective.

Principal Risks

Stock prices fluctuate. Therefore, as with any portfolio that invests in stocks, the Portfolio's net asset value will fluctuate. You may experience a decline in the value of your investment and you could lose money if you sell your shares at a price lower than you paid for them.

Investing in securities of foreign issuers involves risks not associated with US investments, including settlement risks, currency fluctuations, foreign taxation, differences in financial reporting practices, and changes in political conditions.

Stocks of companies in the technology sector, like those in which the Portfolio may invest, recently experienced a period of strong performance, followed by a period of volatility and negative performance. If this negative performance continues, the value of technology stocks may decline further.

The Portfolio may be susceptible to factors affecting technology and technology-related industries and the Portfolio's net asset value may fluctuate more than a portfolio that invests in a wider range of portfolio securities. Technology companies are often smaller and less experienced companies and may be subject to greater risks than larger companies, such as limited product lines, markets, and financial or managerial resources. These risks may be heightened for technology companies in foreign markets.

The Portfolio seeks to limit risk by diversifying its investments among different sectors within the technology industry, as well as among different countries. Diversification reduces the effect the performance of any one sector or events in any one country will have on the Portfolio's entire investment portfolio. However, a decline in the value of one of the Portfolio's investments may offset potential gains from other investments.

The Portfolio may be negatively affected by the broad investment environment in the international or US securities markets, which is influenced by, among other things, interest rates, inflation, politics, fiscal policy, and current events.

Options or illiquid securities in the Portfolio's investment portfolio involve higher risk and may subject the Portfolio to higher price volatility.


If the Portfolio invests in ETFs, shareholders would bear not only their proportionate share of the Portfolio's expenses (including operating expenses and advisory fees), but also similar expenses of the ETFs.


The Portfolio may actively and frequently trade securities in its portfolio to carry out its principal strategies. A high portfolio turnover rate increases transaction costs which may increase the Portfolio's expenses.

Due to differences of tax treatment and other considerations, there is a possibility that the interests of various Contract owners who own shares of the Portfolio may conflict. The Board of Directors monitors events in order to identify any disadvantages resulting from material irreconcilable conflicts and to determine what action, if any, should be taken in response.

An investment in the Portfolio is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Past Performance


The information below provides some indication of the risks of investing in the Portfolio by showing how the performance of Class 2 shares has varied from year to year, as well as how its performance compares to three widely-used measures of performance. How the Portfolio has performed in the past, however, is not necessarily an indication of how it will perform in the future.


Class 2 annual total returns presented in the bar chart and Class 2 average annual total returns in the table do not reflect the effect of any administration fees or sales charges imposed by the Contracts on their owners. If these expenses were included, the returns would be lower. Both the bar chart and table assume that all dividends and capital gain distributions were reinvested.


Annual Total Returns -- Calendar Years


  [THE FOLLOWING TABLE WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL.]

                           2001                    2002
                         --------                --------
                         -22.20%                  -31.79%


              Best quarter return: 30.68% - quarter ended 12/31/01.

             Worst quarter return: -32.03% - quarter ended 9/30/01.

Average Annual Total Returns - Periods Ended 12/31/02

                                                                       Since
                                                     One             Inception
                                                    Year              5/1/00
--------------------------------------------------------------------------------
Seligman Global Technology Portfolio               (31.79)%           (31.92)%
--------------------------------------------------------------------------------
MSCI World Index                                   (19.54)            (17.89)
--------------------------------------------------------------------------------
Lipper Global Funds Average                        (19.71)            (16.54)(1)
--------------------------------------------------------------------------------
Lipper Science & Technology Funds Average          (42.94)            (41.56)(1)
--------------------------------------------------------------------------------

----------

The investment manager, at its discretion, reimbursed expenses of Class 2 shares for certain periods presented. There is no assurance that the investment manager will continue this policy in the future and absent such reimbursement, returns would have been lower.

The Lipper Global Funds Average, the Lipper Science & Technology Funds Average and the Morgan Stanley Capital International World Index (MSCI World Index) are unmanaged benchmarks that assume reinvestment of all distributions. The Lipper Averages exclude the effect of sales charges and the MSCI World Index excludes the effect of fees and sales charges.

Note: The J.P. Morgan H&Q Technology Index is no longer available.


(1)   From April 30, 2000.

Fees and Expenses

The table below summarizes the fees and expenses that you may pay as a shareholder of the Portfolio. Annual portfolio operating expenses are deducted from Portfolio assets and are therefore paid indirectly by you and other shareholders of the Portfolio. The table does not reflect any fees or sales charges imposed by the Contracts on their owners.

Annual Portfolio Operating Expenses
(as a percentage of average net assets)

Management Fees .....................................................   1.00%
Distribution and/or Service (12b-1) Fees ............................   0.15%
Other Expenses ......................................................   0.80%
                                                                       ------
Total Annual Portfolio Operating Expenses(1) ........................   1.95%
                                                                       ======

(1) Reflects total annual portfolio operating expenses as they would have been if certain expense reimbursement arrangements had not been in effect. The total annual operating expenses for the year ended December 31, 2002, taking into consideration this reimbursement arrangement and restated to reflect current fees, were 1.55%. The investment manager can terminate this reimbursement arrangement at any time.

Example

This example is intended to help you compare the costs of investing in the Portfolio with the costs of investing in other mutual funds. It assumes (1) you invest $10,000 in the Portfolio for each period and then sell all of your shares at the end of that period, (2) your investment has a 5% return each year, and
(3) the Portfolio's operating expenses (including the management fee) remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                    1 Year    3 Years    5 Years   10 Years
                                    ------    -------    -------   --------

Class 2                              $198     $612      $1,052     $2,275


Management of the Fund

The Fund's Board of Directors provides broad supervision over the affairs of the Fund.

J. & W. Seligman & Co. Incorporated (Seligman), 100 Park Avenue, New York, New York 10017, is the manager of the Fund. Seligman provides investment management services for the Portfolio, including making purchases and sales of securities for the Portfolio, consistent with the Portfolio's investment objective and strategies, and administers the Portfolio's business and other affairs.


Established in 1864, Seligman currently serves as manager to 22 US registered investment companies, which offer more than 60 investment portfolios with approximately $10.8 billion in assets as of March 31, 2003. Seligman also provides investment management or advice to institutional or other accounts having an aggregate value at March 31, 2003 of approximately $7.1 billion.

The Portfolio pays Seligman a management fee for its services, equal to a percentage of the Portfolio's average daily net assets as follows: 1.00% on first $2 billion; .95% on next $2 billion; and .90% thereafter. For the year ended December 31, 2002, the Portfolio paid Seligman a management fee equal to an annual rate of 1.00% of its average daily net assets.


Portfolio Management

The Portfolio is managed by Seligman's Technology Group. Mr. Richard M. Parower, Senior Vice President, Investment Officer of Seligman, is Vice President of the Fund and Co-Portfolio Manager of the Portfolio, responsible for its US investments. He is also Vice President of Seligman Global Fund Series, Inc. and Co-Portfolio Manager of its Global Technology Fund. Prior to joining Seligman, from June 1998 to April 2000, Mr. Parower was a Senior Analyst with Citibank Global Asset Management cover Global IT Services. From September 1995 to June 1998, Mr. Parower was a Senior Analyst with Montgomery Asset Management.


Mr. Steven A. Werber, a Managing Director of Seligman, is a Vice President of the Fund and Co-Portfolio Manager of the Portfolio, responsible for its non-US investments. He is also Vice President of Seligman Global Fund Series, Inc. and Co-Portfolio Manager of its Seligman Global Technology Fund. Prior to joining Seligman in January 2000, Mr. Werber was an Analyst and Portfolio Manager at Fidelity Investments International since 1996.

Shareholder Information

Pricing of Fund Shares

When you buy or sell shares, you do so at the Portfolio's net asset value (NAV) next calculated after your request is received by participating insurance companies. If your purchase or sell request is received by participating insurance companies by the close of regular trading on the New York Stock Exchange (NYSE) (normally 4:00 p.m. Eastern time), it will be executed at the Portfolio's NAV calculated as of the close of regular trading on the NYSE on that day.

If your purchase or sell request is received by participating insurance companies after the close of regular trading on the NYSE, your request will be executed at the Portfolio's NAV calculated as of the close of regular trading on the next NYSE trading day.

The NAV of the Portfolio is computed each day, Monday through Friday, on days that the NYSE is open for trading. Securities owned by the Portfolio are valued at current market prices. If reliable market prices are unavailable, securities are valued in accordance with procedures approved by the Fund's Board of Directors.

How to Purchase and Sell Shares

The Portfolio is offering its shares only to Accounts of participating insurance companies to fund benefits of the Contracts. The Accounts may invest in shares of the Portfolio in accordance with allocation instructions received from the owners of the Contracts. Such allocation rights and information on how to purchase or surrender a Contract, as well as sales charges and other expenses imposed by the Contracts on their owners, are further described in the separate prospectuses and disclosure documents issued by the participating insurance companies and accompanying this Prospectus. The Fund reserves the right to reject any order for the purchase of shares of the Portfolio.

An Account may sell all or any portion of the Portfolio shares that it holds at any time at the next computed NAV per share, as described above. Portfolio shares that are sold are entitled to any dividends that have been declared as payable to record owners up to and including the day the sale is effected. There is no charge. Payment of the sale price will normally be made within seven days after receipt of such sale. In addition, the right to sell your shares may be suspended and the date of payment of the sale price may be postponed for any period during which the NYSE is closed (other than customary weekend and holiday closings) or during which the Securities and Exchange Commission (SEC) determines that trading thereon is restricted, or for any period during which an emergency (as determined by the SEC) exists as a result of which the sale of Portfolio shares is not reasonably practicable or as a result of which it is not reasonably practicable for the Portfolio to fairly determine the value of its net assets, or for such other periods as the SEC may by order permit for the protection of shareholders.

Shareholder Servicing and Distribution Arrangements

Under a Rule 12b-1 plan adopted by the Fund with respect to the Portfolio, Class 2 shares pay an annual shareholder servicing and distribution (12b-1) fee of up to 0.25% of average net assets. The Portfolio pays this fee to Seligman Advisors, Inc., the principal underwriter of the Portfolio's shares. Seligman Advisors uses this fee to make payments to participating insurance companies or their affiliates for services that the participating insurance companies provide to Contract owners of Class 2 shares, and for distribution related expenses. Because these 12b-1 fees are paid out of the Portfolio's assets on an ongoing basis, over time they will increase the cost of a Contract owner's investment and may cost you more than other types of sales charges.

Dividends and Capital Gain Distributions

Dividends and capital gain distributions from the Portfolio will be declared and paid annually and will be reinvested in additional shares, at NAV, of the Portfolio. Dividends on Class 2 shares generally will be lower than the dividends on Class 1 shares as a result of 12b-1 fees. Capital gain distributions will be paid in the same amount for each Class.


The Portfolio has a substantial capital loss carryforward that is available for offset against future net capital gains, expiring in various amounts through 2010. Accordingly, no capital gains distributions are expected to be paid to shareholders until net capital gains have been realized in excess of the available capital loss carryforward.


Taxes

Further information regarding the tax consequences of an investment in the Portfolio is contained in the separate prospectuses and disclosure documents issued by the participating insurance companies and accompanying this Prospectus.

Financial Highlights


The table below describes the Portfolio's performance of Class 2 shares for the period from its inception. It is intended to help you understand the financial performance of the Portfolio's Class 2 shares. Certain information reflects financial results for a single share of the Class that was held throughout the periods shown. "Total return" shows the rate that you would have earned (or lost) on an investment in the Portfolio, assuming you reinvest all your dividends and capital gains distributions. Total returns do not reflect the effect of any administration fees or sales charges imposed by the Contracts on their owners and are not annualized for the periods of less than one year. Ernst & Young LLP, independent auditors, have audited this information. Their report, along with the Portfolio's financial statements, is included in the Fund's Annual Report, which is available upon request.

                                                                                       Year Ended December 31,      5/1/00**
                                                                                       -----------------------         to
                                                                                           2002          2001       12/31/00
-------------------------------------------------------------------------------------------------------------------------------
Per Share Data:*
-------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                                    $   12.93     $   20.14     $   30.96
-------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
-------------------------------------------------------------------------------------------------------------------------------
  Net investment loss                                                                       (0.13)        (0.17)        (0.12)
-------------------------------------------------------------------------------------------------------------------------------
  Net gains on securities (both realized and unrealized)                                    (4.31)        (4.06)       (10.01)
-------------------------------------------------------------------------------------------------------------------------------
  Net gains or losses on foreign currency transactions (both realized and unrealized)        0.33         (0.25)         0.11
-------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                                                            (4.11)        (4.48)       (10.02)
-------------------------------------------------------------------------------------------------------------------------------
Less distributions:
-------------------------------------------------------------------------------------------------------------------------------
  Distributions from net realized capital gain                                                 --         (2.73)        (0.80)
-------------------------------------------------------------------------------------------------------------------------------
Total distributions                                                                            --         (2.73)        (0.80)
-------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                                          $    8.82     $   12.93     $   20.14
===============================================================================================================================
Total Return:                                                                            (31.79)%      (22.20)%      (25.99)%
-------------------------------------------------------------------------------------------------------------------------------
Ratios/Supplemental Data:
-------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)                                                $   1,598     $   3,219     $   3,400
-------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to average net assets                                                     1.55%         1.54%        1.55%+
-------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment loss to average net assets                                        (1.21)%       (1.02)%      (0.84)%+
-------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                                                   144.18%       160.75%     142.42%++
-------------------------------------------------------------------------------------------------------------------------------
Without expense reimbursement:***
-------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to average net assets                                                     1.95%         1.75%
-------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment loss to average net assets                                        (1.61)%       (1.23)%
-------------------------------------------------------------------------------------------------------------------------------


----------

  *   Per share amounts are calculated based on average shares outstanding.

 **   Commencement of offering of shares.


*** Seligman, at its discretion, reimbursed expenses for certain periods presented. There is no assurance that Seligman will continue this policy in the future.


  +   Annualized.

 ++   For the year ended December 31, 2000.

For More Information


The following information is available without charge upon request by calling toll-free (800) 221-2783 in the US or collect (212) 850-1864 outside the US. You may also call these numbers to request other information about the Fund or to make shareholder inquiries.


Statement of Additional Information (SAI) contains additional information about the Fund. It is on file with the Securities and Exchange Commission, or SEC, and is incorporated by reference into (is legally part of) this Prospectus.

Annual/Semi-Annual Reports contain additional information about the Portfolio's investments. In the Fund's annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Portfolio's performance during its last fiscal year.

This Prospectus is intended for use in connection with tax-deferred variable annuity and variable life insurance products.

Information about the Fund, including the SAI, can be viewed and copied at the SEC's Public Reference Room in Washington, DC. For information about the operation of the Public Reference Room, call (202) 942-8090. The SAI, Annual/Semi-Annual reports and other information about the Fund are also available on the EDGAR Database on the SEC's Internet site: http://www.sec.gov.

Copies of this information may be obtained by electronic request at the following E-mail address: publicinfo@sec.gov, or, upon payment of a duplicating fee, by writing: Securities and Exchange Commission, Public Reference Section, Washington, DC 20549-0102.

SEC FILE NUMBER: 811-5221

                                                                      Prospectus
                                                                  April 21, 2003

Seligman
Portfolios, Inc.


Seligman Small-Cap Value Portfolio


Class 1 Shares


A Value Approach to Seeking Long-Term Capital Appreciation

The Securities and Exchange Commission has neither approved nor disapproved this Fund, and it has not determined this Prospectus to be accurate or adequate. Any representation to the contrary is a criminal offense.

An investment in this Fund or any other fund cannot provide a complete investment program. The suitability of an investment in the Portfolio should be considered based on the investment objective, strategies and risks described in this Prospectus, considered in light of all of the other investments in your portfolio, as well as your risk tolerance, financial goals and time horizons. We recommend that you consult your financial advisor to determine if this Portfolio is suitable for you.


SPSCV1 4/2003 C1


                                   managed by
                                     [LOGO]
                             J. & W. SELIGMAN & CO.
                                  INCORPORATED

                                ESTABLISHED 1864

Table of Contents

The Fund and the Portfolio

         Overview of the Fund ................................................1

         Investment Objective ................................................1

         Principal Investment Strategies .....................................1

         Principal Risks .....................................................2

         Past Performance ....................................................3

         Management of the Fund ..............................................4

Shareholder Information

         Pricing of Fund Shares ..............................................5

         How to Purchase and Sell Shares .....................................5

         Dividends and Capital Gain Distributions ............................5

         Taxes ...............................................................5

Financial Highlights .........................................................6

For More Information ................................................back cover

The Fund and the Portfolio

Overview of the Fund

Seligman Portfolios, Inc. (the Fund) consists of 15 separate portfolios. This Prospectus contains information about Seligman Small-Cap Value Portfolio (the Portfolio).

The Portfolio is offering its shares only to separate accounts (Accounts) of participating insurance companies to fund benefits of variable annuity and variable life contracts (Contracts). The Accounts may invest in shares of the Portfolio in accordance with allocation instructions received from the owners of the Contracts. Such allocation rights and information on how to purchase or surrender a Contract, as well as sales charges and other expenses imposed by the Contracts on their owners, are further described in the separate prospectuses and disclosure documents issued by the participating insurance companies and accompanying this Prospectus. The Fund reserves the right to reject any order for the purchase of shares of the Portfolio.

The Portfolio offers two Classes of shares: Class 1 shares and Class 2 shares. This Prospectus offers only Class 1 shares and is for use with Accounts that make Class 1 shares available to Contract owners.

Investment Objective

The Portfolio's objective is long-term capital appreciation.

Principal Investment Strategies

The Portfolio uses the following principal strategies to seek its objective:

The Portfolio generally invests at least 80% of its net assets in the common stocks of "value" companies with small market capitalization (up to $2 billion) at the time of purchase by the Portfolio.

--------------------------------------------------------------------------------
Value Companies:

Those companies believed by the investment manager to be undervalued, either historically, by the market, or by their peers.
--------------------------------------------------------------------------------

The Portfolio uses a bottom-up stock selection approach. This means that the investment manager concentrates on individual company fundamentals, rather than on a particular industry. In selecting investments, the investment manager seeks to identify value companies that it believes display one or more of the following:

o     A low price-to-earnings and/or low price-to-book ratio

o     Positive change in senior management

o     Positive corporate restructuring

o     Temporary setback in price due to factors that no longer exist



The Portfolio generally holds a small number of securities because the investment manager believes doing so allows it to adhere to its disciplined value investment approach. The investment manager maintains close contact with the management of each company in which the Portfolio invests and continually monitors portfolio holdings, remaining sensitive to overvaluation and deteriorating fundamentals.

The Portfolio generally sells a stock if the investment manager believes it has become fully valued, its fundamentals have deteriorated, or ongoing evaluation reveals that there are more attractive investment opportunities available.

In addition to investing in common stock, the Portfolio may also invest in other equity-related securities of domestic issuers. These other securities may include preferred stock and stock convertible into or exchangeable for such securities. The Portfolio expects that no more than 15% of its assets will be invested in cash or fixed-income securities, except as a temporary defensive measure. The Portfolio may also invest in American Depository Receipts (ADRs). ADRs are publicly traded instruments generally issued by domestic banks or trust companies that represent a security of a foreign issuer. ADRs are quoted and settled in US dollars. The Portfolio uses the same criteria in evaluating these securities as it does for common stocks.

The Portfolio may invest up to 15% of its net assets in illiquid securities (i.e., securities that cannot be readily sold). The Portfolio may also invest up to 10% of its total assets directly in foreign securities. The limit on foreign securities does not include ADRs or commercial paper and certificates of deposit issued by foreign banks. The Portfolio may also purchase put options in an attempt to hedge against a decline in the price of securities it holds in its portfolio. A put option gives the Portfolio the right to sell an underlying security at a particular price during a fixed period. The Portfolio generally does not invest a significant amount of its assets, if any, in illiquid securities, foreign securities, or put options.


The Portfolio may also invest up to 10% of its assets in exchange-traded funds ("ETFs"). ETFs are traded, like individual stocks, on an exchange, but they represent baskets of securities that seek to track the performance of certain indices. The indices include not only broad-market indices but more specific indices as well, including those relating to particular sectors, countries and regions. The Portfolio may invest in ETFs for short-term cash management purposes or as part of its overall investment strategy.


The Portfolio may, from time to time, take temporary defensive positions that are inconsistent with its principal strategies in seeking to minimize extreme volatility caused by adverse market, economic, or other conditions. This could prevent the Portfolio from achieving its objective.

The Portfolio's investment objective and any fundamental policies may be changed only with shareholder approval. If a change of objective or any fundamental policies is proposed, Contract owners will be asked to give voting instructions to the participating insurance companies. The principal investment strategies may be changed without shareholder approval. Any changes to these strategies, however, must be approved by the Fund's Board of Directors.

The Fund's Board of Directors may change the parameters by which small market capitalization is defined if it concludes such a change is appropriate.

There is no guarantee that the Portfolio will achieve its objective.

Principal Risks

Stock prices fluctuate. Therefore, as with any fund that invests in stocks, the Portfolio's net asset value will fluctuate, especially in the short term. You may experience a decline in the value of your investment and you could lose money if you sell your shares at a price lower than you paid for them.

Investments in smaller companies typically involve greater risks than investments in larger companies. Small company stocks, as a whole, may experience larger price fluctuations than large company stocks or other types of investments. Some small companies may have shorter operating histories, less experienced management and limited product lines, markets, and financial or managerial resources.

The Portfolio holds a small number of securities. Consequently, if one or more of the securities held in its portfolio declines in value or underperforms relative to the market, it may have a greater impact on the Portfolio's performance than if the Portfolio held a larger number of securities. The Portfolio may experience more volatility, especially over the short term, than a fund with a greater number of holdings.


The Portfolio may not invest 25% or more of its total assets in securities of companies in any one industry. However, the Portfolio may invest a substantial portion of its assets in certain industries that the investment manager believes offer good investment opportunities. If an industry in which the Portfolio is invested falls out of favor, the Portfolio's performance may be negatively affected. This effect may be heightened because the Portfolio holds a smaller number of securities.


The Portfolio's performance may be affected by the broad investment environment in the US or international securities markets, which is influenced by, among other things, interest rates, inflation, politics, fiscal policy, and current events.

Foreign securities, illiquid securities, or options in the Portfolio's investment portfolio involve higher risk and may subject the Portfolio to higher price volatility. Investing in securities of foreign issuers involves risks not associated with US investments, including settlement risks, currency fluctuations, foreign taxation, differences in financial reporting practices, and changes in political conditions.


If the Portfolio invests in ETFs, shareholders would bear not only their proportionate share of the Portfolio's expenses (including operating expenses and advisory fees), but also similar expenses of the ETFs.


Due to differences of tax treatment and other considerations, there is a possibility that the interests of various Contract owners who own shares of the Portfolio may conflict. The Board of Directors monitors events in order to identify any disadvantages resulting from material irreconcilable conflicts and to determine what action, if any, should be taken in response.

An investment in the Portfolio is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Past Performance

The information below provides some indication of the risks of investing in the Portfolio by showing how the performance of Class 1 shares of the Portfolio has varied from year to year, as well as how its performance compares to two widely-used measures of performance. How the Portfolio has performed in the past, however, is not necessarily an indication of how it will perform in the future.

Class 1 annual total returns presented in the bar chart and Class 1 average annual total returns presented in the table do not reflect the effect of any administration fees or sales charges imposed by the Contracts on their owners. If these expenses were included, the returns would be lower. Both the bar chart and table assume that all dividends and capital gain distributions were reinvested.

Annual Total Returns -- Calendar Years

  [THE FOLLOWING TABLE WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL.]

                  1999          2000          2001          2002
                 ------        ------        ------        ------
                 35.26%        33.00%        23.52%        -15.37%


              Best quarter return: 34.49% - quarter ended 6/30/99.

             Worst quarter return: -19.63% - quarter ended 9/30/02.

Average Annual Total Returns - Periods Ended 12/31/02

                                                                      Since
                                                       One          Inception
                                                      Year            5/1/98
--------------------------------------------------------------------------------
Seligman Small-Cap Value Portfolio                   (15.37)%         10.00%
--------------------------------------------------------------------------------
Russell 2000 Value Index                             (11.43)           0.85
--------------------------------------------------------------------------------
Lipper Small Cap Value Funds Average                 (10.19)          (2.18)(1)
--------------------------------------------------------------------------------

----------

The investment manager, at its discretion, reimbursed expenses of Class 1 shares for certain periods presented. There is no assurance that the investment manager will continue this policy in the future and absent such reimbursement, returns would have been lower.

The Russell 2000 Value Index and the Lipper Small Cap Value Funds Average are unmanaged benchmarks that assume the reinvestment of all distributions. The Lipper Average excludes the effect of sales charges and the Russell Index excludes the effect of fees and sales charges.


(1)   From April 30, 1998.

Fees and Expenses

The table below summarizes the fees and expenses that you may pay as a shareholder of the Portfolio. Annual portfolio operating expenses are deducted from Portfolio assets and are therefore paid indirectly by you and other shareholders of the Portfolio. The table does not reflect any fees or sales charges imposed by the Contracts on their owners.

Annual Portfolio Operating Expenses
(as a percentage of average net assets)
--------------------------------------------------------------------------------
Management Fees                                                        1.00%
--------------------------------------------------------------------------------
Distribution and/or Service (12b-1) Fees                                none
--------------------------------------------------------------------------------
Other Expenses                                                         0.18%
--------------------------------------------------------------------------------
Total Annual Portfolio Operating Expenses                              1.18%
--------------------------------------------------------------------------------

Example

This example is intended to help you compare the costs of investing in the Portfolio with the costs of investing in other mutual funds. It assumes (1) you invest $10,000 in the Portfolio for each period and then sell all of your shares at the end of that period, (2) your investment has a 5% return each year, and
(3) the Portfolio's operating expenses (including the management fee) remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                    1 Year      3 Years    5 Years    10 Years
--------------------------------------------------------------------------------
Class 1                              $120        $375       $649       $1,432
--------------------------------------------------------------------------------


Management of the Fund

The Fund's Board of Directors provides broad supervision over the affairs of the Fund.

J. & W. Seligman & Co. Incorporated (Seligman), 100 Park Avenue, New York, New York 10017, is the manager of the Fund. Seligman provides investment management services for the Portfolio, including making purchases and sales of securities for the Portfolio, consistent with the Portfolio's investment objective and strategies, and administers the Portfolio's business and other affairs.


Established in 1864, Seligman currently serves as manager to 22 US registered investment companies, which offer more than 60 investment portfolios with approximately $10.8 billion in assets as of March 31, 2003. Seligman also provides investment management or advice to institutional or other accounts having an aggregate value at March 31, 2003 of approximately $7.1 billion.

The Portfolio pays Seligman a management fee for its services, equal to a percentage of the Portfolio's average daily net assets, as follows: 1.00% on first $500 million; .90% on next $500 million; and .80% thereafter. For the year ended December 31, 2002, the Portfolio paid Seligman a management fee equal to an annual rate of 1.00% of its average daily net assets.


Portfolio Management

The Portfolio is managed by Seligman's Value Team, headed by Mr. Neil T. Eigen. Mr. Eigen, a Managing Director at Seligman, is Vice President of the Fund and has been Portfolio Manager of the Portfolio since its inception. Mr. Eigen is also Portfolio Manager of the Seligman Large-Cap Value Portfolio of the Fund; and Vice President of Seligman Value Fund Series, Inc. and Portfolio Manager of its Large-Cap Value Fund and Small-Cap Value Fund. Prior to joining Seligman, Mr. Eigen was Senior Managing Director, Chief Investment Officer and Director of Equity Investing at Bear Stearns Asset Management.

Mr. Richard S. Rosen, a Managing Director at Seligman, is Co-Portfolio Manager of the Portfolio. Mr. Rosen is also Co-Portfolio Manager of the Seligman Large-Cap Value Portfolio of the Fund; and Co-Portfolio Manager of the Large-Cap Value Fund and the Small-Cap Value Fund, the two series of Seligman Value Fund Series, Inc. Prior to joining Seligman, Mr. Rosen was a Managing Director and Portfolio Manager at Bear Stearns Asset Management.

Shareholder Information

Pricing of Fund Shares

When you buy or sell shares, you do so at the Portfolio's net asset value (NAV) next calculated after your request is received by participating insurance companies. If your purchase or sell request is received by participating insurance companies by the close of regular trading on the New York Stock Exchange (NYSE) (normally 4:00 p.m. Eastern time), it will be executed at the Portfolio's NAV calculated as of the close of regular trading on the NYSE on that day.

If your purchase or sell request is received by participating insurance companies after the close of regular trading on the NYSE, your request will be executed at the Portfolio's NAV calculated as of the close of regular trading on the next NYSE trading day.

The NAV of the Portfolio is computed each day, Monday through Friday, on days that the NYSE is open for trading. Securities owned by the Portfolio are valued at current market prices. If reliable market prices are unavailable, securities are valued in accordance with procedures approved by the Fund's Board of Directors.

How to Purchase and Sell Shares

The Portfolio is offering its shares only to Accounts of participating insurance companies to fund benefits of the Contracts. The Accounts may invest in shares of the Portfolio in accordance with allocation instructions received from the owners of the Contracts. Such allocation rights and information on how to purchase or surrender a Contract, as well as sales charges and other expenses imposed by the Contracts on their owners, are further described in the separate prospectuses and disclosure documents issued by the participating insurance companies and accompanying this Prospectus. The Fund reserves the right to reject any order for the purchase of shares of the Portfolio.

An Account may sell all or any portion of the Portfolio shares that it holds at any time at the next computed NAV per share, as described above. Portfolio shares that are sold are entitled to any dividends that have been declared as payable to record owners up to and including the day the sale is effected. There is no charge. Payment of the sale price will normally be made within seven days after receipt of such sale. In addition, the right to sell your shares may be suspended and the date of payment of the sale price may be postponed for any period during which the NYSE is closed (other than customary weekend and holiday closings) or during which the Securities and Exchange Commission (SEC) determines that trading thereon is restricted, or for any period during which an emergency (as determined by the SEC) exists as a result of which the sale of Portfolio shares is not reasonably practicable or as a result of which it is not reasonably practicable for the Portfolio to fairly determine the value of its net assets, or for such other periods as the SEC may by order permit for the protection of shareholders.

Dividends and Capital Gain Distributions

Dividends and capital gain distributions from the Portfolio will be declared and paid annually and will be reinvested in additional shares, at NAV, of the Portfolio.


Taxes


Further information regarding the tax consequences of an investment in the Portfolio is contained in the separate prospectuses and disclosure documents issued by the participating insurance companies and accompanying this Prospectus.

Financial Highlights


The table below describes the Portfolio's performance of Class 1 shares for the period from its inception. It is intended to help you understand the financial performance of the Portfolio's Class 1 shares. Certain information reflects financial results for a single share of the Class that was held throughout the periods shown. "Total return" shows the rate that you would have earned (or lost) on an investment in the Portfolio, assuming you reinvested all your dividends and capital gains distributions. Total returns do not reflect the effect of any administration fees or sales charges imposed by the Contracts on their owners and are not annualized for the periods of less than one year. Ernst & Young LLP, independent auditors, have audited this information. Their report, along with the Portfolio's financial statements, is included in the Fund's Annual Report, which is available upon request.

                                                                                   Year Ended December 31,
                                                                     -------------------------------------------------     5/1/98**
                                                                                                                              to
                                                                        2002          2001          2000        1999      12/31/98
------------------------------------------------------------------------------------------------------------------------------------
Per Share Data:*
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                 $   13.04     $   10.58     $    8.08    $   7.31    $   10.00
------------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
------------------------------------------------------------------------------------------------------------------------------------
  Net investment loss                                                    (0.06)        (0.03)        (0.01)      (0.03)       (0.02)
------------------------------------------------------------------------------------------------------------------------------------
  Net gains or losses on securities (both realized and unrealized)       (1.94)         2.52          2.66        2.49        (1.73)
------------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                                         (2.00)         2.49          2.65        2.46        (1.75)
------------------------------------------------------------------------------------------------------------------------------------
Less distributions:
------------------------------------------------------------------------------------------------------------------------------------
  Distributions from net realized capital gain                           (0.17)        (0.03)        (0.15)      (1.69)       (0.94)
------------------------------------------------------------------------------------------------------------------------------------
Total distributions                                                      (0.17)        (0.03)        (0.15)      (1.69)       (0.94)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                       $   10.87     $   13.04     $   10.58    $   8.08    $    7.31
====================================================================================================================================
Total Return:                                                         (15.37)%        23.52%        33.00%      35.26%     (17.00)%
------------------------------------------------------------------------------------------------------------------------------------
Ratios/Supplemental Data:
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)                             $ 103,770     $ 100,090     $  16,495    $  4,403    $   2,469
------------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to average net assets                                  1.18%         1.19%         1.00%       1.00%       1.00%+
------------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment loss to average net assets                     (0.51)%       (0.29)%       (0.22)%     (0.27)%     (0.34)%+
------------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                                 56.74%        29.99%        42.27%      90.51%       73.87%
------------------------------------------------------------------------------------------------------------------------------------
Without expense reimbursement:***
------------------------------------------------------------------------------------------------------------------------------------
  Ratio of expenses to average net assets                                              1.22%         1.45%       1.41%       3.08%+
------------------------------------------------------------------------------------------------------------------------------------
  Ratio of net investment loss to average net assets                                 (0.32)%       (0.67)%     (0.68)%     (2.43)%+
------------------------------------------------------------------------------------------------------------------------------------


----------

  *   Per share amounts are calculated based on average shares outstanding

 **   Commencement of operations.


*** Seligman, at its discretion, reimbursed expenses for certain periods presented. There is no assurance that Seligman will continue this policy in the future.


+     Annualized.

For More Information


The following information is available without charge upon request by calling toll-free (800) 221-2783 in the US or collect (212) 850-1864 outside the US. You may also call these numbers to request other information about the Fund or to make shareholder inquiries.


Statement of Additional Information (SAI) contains additional information about the Fund. It is on file with the Securities and Exchange Commission, or SEC, and is incorporated by reference into (is legally part of) this Prospectus.

Annual/Semi-Annual Reports contain additional information about the Portfolio's investments. In the Fund's annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Portfolio's performance during its last fiscal year.

This Prospectus is intended for use in connection with tax-deferred variable annuity and variable life insurance products.

Information about the Fund, including the SAI, can be viewed and copied at the SEC's Public Reference Room in Washington, DC. For information about the operation of the Public Reference Room, call (202) 942-8090. The SAI, Annual/Semi-Annual reports and other information about the Fund are also available on the EDGAR Database on the SEC's Internet site: http://www.sec.gov.

Copies of this information may be obtained by electronic request at the following E-mail address: publicinfo@sec.gov, or, upon payment of a duplicating fee, by writing: Securities and Exchange Commission, Public Reference Section, Washington, DC 20549-0102.

SEC FILE NUMBER: 811-5221

                                                                      Prospectus
                                                                  April 21, 2003

Seligman
Portfolios, Inc.


Seligman Small-Cap Value Portfolio


Class 2 Shares


A Value Approach to Seeking Long-Term Capital Appreciation

The Securities and Exchange Commission has neither approved nor disapproved this Fund, and it has not determined this Prospectus to be accurate or adequate. Any representation to the contrary is a criminal offense.

An investment in this Fund or any other fund cannot provide a complete investment program. The suitability of an investment in the Portfolio should be considered based on the investment objective, strategies and risks described in this Prospectus, considered in light of all of the other investments in your portfolio, as well as your risk tolerance, financial goals and time horizons. We recommend that you consult your financial advisor to determine if this Portfolio is suitable for you.


SPSCV1 4/2003 C2


                                   managed by
                                     [LOGO]
                             J. & W. SELIGMAN & CO.
                                  INCORPORATED

                                ESTABLISHED 1864

Table of Contents

The Fund and the Portfolio

         Overview of the Fund ................................................1

         Investment Objective ................................................1

         Principal Investment Strategies .....................................1

         Principal Risks .....................................................2

         Past Performance ....................................................3

         Management of the Fund ..............................................4

Shareholder Information

         Pricing of Fund Shares ..............................................5

         How to Purchase and Sell Shares .....................................5

         Shareholder Servicing and Distribution Arrangements .................5

         Dividends and Capital Gain Distributions ............................5

         Taxes ...............................................................5

Financial Highlights .........................................................6

For More Information ................................................back cover

The Fund and the Portfolio

Overview of the Fund

Seligman Portfolios, Inc. (the Fund) consists of 15 separate portfolios. This Prospectus contains information about Seligman Small-Cap Value Portfolio (the Portfolio).

The Portfolio is offering its shares only to separate accounts (Accounts) of participating insurance companies to fund benefits of variable annuity and variable life insurance contracts (Contracts). The Accounts may invest in shares of the Portfolio in accordance with allocation instructions received from the owners of the Contracts. Such allocation rights and information on how to purchase or surrender a Contract, as well as sales charges and other expenses imposed by the Contracts on their owners, are further described in the separate prospectuses and disclosure documents issued by the participating insurance companies and accompanying this Prospectus. The Fund reserves the right to reject any order for the purchase of shares of the Portfolio.

The Portfolio offers two classes of shares: Class 1 shares and Class 2 shares. This Prospectus offers only Class 2 shares and is for use with Accounts that make Class 2 shares available to Contract owners.

Investment Objective

The Portfolio's objective is long-term capital appreciation.

Principal Investment Strategies

The Portfolio uses the following principal strategies to seek its objective:

The Portfolio generally invests at least 80% of its net assets in the common stocks of "value" companies with small market capitalization (up to $2 billion) at the time of purchase by the Portfolio.

--------------------------------------------------------------------------------
Value Companies:

Those companies believed by the investment manager to be undervalued, either historically, by the market, or by their peers.
--------------------------------------------------------------------------------

The Portfolio uses a bottom-up stock selection approach. This means that the investment manager concentrates on individual company fundamentals, rather than on a particular industry. In selecting investments, the investment manager seeks to identify value companies that it believes display one or more of the following:

o A low price-to-earnings and/or low price-to-book ratio

o Positive change in senior management

o Positive corporate restructuring

o Temporary setback in price due to factors that no longer exist

The Portfolio generally holds a small number of securities because the investment manager believes doing so allows it to adhere to its disciplined value investment approach. The investment manager maintains close contact with the management of each company in which the Portfolio invests and continually monitors portfolio holdings, remaining sensitive to overvaluation and deteriorating fundamentals.

The Portfolio generally sells a stock if the investment manager believes it has become fully valued, its fundamentals have deteriorated, or ongoing evaluation reveals that there are more attractive investment opportunities available.

In addition to investing in common stock, the Portfolio may also invest in other equity-related securities of domestic issuers. These other securities may include preferred stock and stock convertible into or exchangeable for such securities. The Portfolio expects that no more than 15% of its assets will be invested in cash or fixed-income securities, except as a temporary defensive measure. The Portfolio may also invest in American Depository Receipts (ADRs). ADRs are publicly traded instruments generally issued by domestic banks or trust companies that represent a security of a foreign issuer. ADRs are quoted and settled in US dollars. The Portfolio uses the same criteria in evaluating these securities as it does for common stocks.

The Portfolio may invest up to 15% of its net assets in illiquid securities (i.e., securities that cannot be readily sold). The Portfolio may also invest up to 10% of its total assets directly in foreign securities. The limit on foreign securities does not include ADRs or commercial paper and certificates of deposit issued by foreign banks. The Portfolio may also purchase put options in an attempt to hedge against a decline in the price of securities it holds in its portfolio. A put option gives the Portfolio the right to sell an underlying security at a particular price during a fixed period. The Portfolio generally does not invest a significant amount of its assets, if any, in illiquid securities, foreign securities, or put options.


The Portfolio may also invest up to 10% of its assets in exchange-traded funds ("ETFs"). ETFs are traded, like individual stocks, on an exchange, but they represent baskets of securities that seek to track the performance of certain indices. The indices include not only broad-market indices but more specific indices as well, including those relating to particular sectors, countries and regions. The Portfolio may invest in ETFs for short-term cash management purposes or as part of its overall investment strategy.


The Portfolio may, from time to time, take temporary defensive positions that are inconsistent with its principal strategies in seeking to minimize extreme volatility caused by adverse market, economic, or other conditions. This could prevent the Portfolio from achieving its objective.

The Portfolio's investment objective and any fundamental policies may be changed only with shareholder approval. If a change of objective or any fundamental policies is proposed, Contract owners will be asked to give voting instructions to the participating insurance companies. The principal investment strategies may be changed without shareholder approval. Any changes to these strategies, however, must be approved by the Fund's Board of Directors.

The Fund's Board of Directors may change the parameters by which small market capitalization is defined if it concludes such a change is appropriate.

There is no guarantee that the Portfolio will achieve its objective.

Principal Risks

Stock prices fluctuate. Therefore, as with any portfolio that invests in stocks, the Portfolio's net asset value will fluctuate, especially in the short term. You may experience a decline in the value of your investment and you could lose money if you sell your shares at a price lower than you paid for them.

Investments in smaller companies typically involve greater risks than investments in larger companies. Small company stocks, as a whole, may experience larger price fluctuations than large-company stocks or other types of investments. Some small companies may have shorter operating histories, less experienced management and limited product lines, markets, and financial or managerial resources.

The Portfolio holds a small number of securities. Consequently, if one or more of the securities held in its portfolio declines in value or underperforms relative to the market, it may have a greater impact on the Portfolio's performance than if the Portfolio held a larger number of securities. The Portfolio may experience more volatility, especially over the short term, than a fund with a greater number of holdings.


The Portfolio may not invest 25% or more of its total assets in securities of companies in any one industry. However, the Portfolio may invest a substantial portion of its assets in certain industries that the investment manager believes offer good investment opportunities. If an industry in which the Portfolio is invested falls out of favor, the Portfolio's performance may be negatively affected. This effect may be heightened because the Portfolio holds a smaller number of securities.


The Portfolio's performance may be affected by the broad investment environment in the US or international securities markets, which is influenced by, among other things, interest rates, inflation, politics, fiscal policy, and current events.

Foreign securities, illiquid securities, or options in the Portfolio's investment portfolio involve higher risk and may subject the Portfolio to higher price volatility. Investing in securities of foreign issuers involves risks not associated with US investments, including settlement risks, currency fluctuations, foreign taxation, differences in financial reporting practices, and changes in political conditions.


If the Portfolio invests in ETFs, shareholders would bear not only their proportionate share of the Portfolio's expenses (including operating expenses and advisory fees), but also similar expenses of the ETFs.


Due to differences of tax treatment and other considerations, there is a possibility that the interests of various Contract owners who own shares of the Portfolio may conflict. The Board of Directors monitors events in order to identify any disadvantages resulting from material irreconcilable conflicts and to determine what action, if any, should be taken in response.

An investment in the Portfolio is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Past Performance


The information below provides some indication of the risks of investing in the Portfolio by showing how the performance of Class 2 shares compares to two widely-used measures of performance. How the Portfolio has performed in the past, however, is not necessarily an indication of how it will perform in the future.

Class 2 annual total returns presented in the bar chart and Class 2 average annual total returns presented in the table do not reflect the effect of any administration fees or sales charges imposed by the Contracts on their owners. If these expenses were included, the returns would be lower. Both the bar chart and table assume that all dividends and capital gain distributions were reinvested.

Class 2 Annual Total Returns -- Calendar Years


  [THE FOLLOWING TABLE WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL.]

                                      2002
                                     ------
                                     -15.52%


              Best quarter return: 6.85% - quarter ended 12/31/02.

             Worst quarter return: -19.58% - quarter ended 9/30/02.

Class 2 Average Annual Total Returns - Periods Ended 12/31/02

                                                    One         Since Inception
                                                   Year             5/1/01
--------------------------------------------------------------------------------
Seligman Small-Cap Value Portfolio                (15.52)%           1.44%
--------------------------------------------------------------------------------
Russell 2000 Value Index                          (11.43)           (3.47)
--------------------------------------------------------------------------------
Lipper Small Cap Value Funds Average              (10.19)           (1.35)
--------------------------------------------------------------------------------

----------

The investment manager, at its discretion, reimbursed expenses of Class 2 shares for certain periods presented. There is no assurance that the investment manager will continue this policy in the future and absent such reimbursement, returns would have been lower.

The Russell 2000 Value Index and the Lipper Small Cap Value Funds Average are unmanaged benchmarks that assume the reinvestment of all distributions. The Lipper Average excludes the effect of sales charges and the Russell Index excludes the effect of fees and sales charges.

Fees and Expenses

The table below summarizes the fees and expenses that you may pay as a shareholder of the Portfolio. Annual portfolio operating expenses are deducted from Portfolio assets and are therefore paid indirectly by you and other shareholders of the Portfolio. The table does not reflect any fees or sales charges imposed by the Contracts on their owners.

Annual Portfolio Operating Expenses
(as a percentage of average net assets)
--------------------------------------------------------------------------------
Management Fees                                                           1.00%
--------------------------------------------------------------------------------
Distribution and/or Service (12b-1) Fees                                  0.19%
--------------------------------------------------------------------------------
Other Expenses                                                            0.18%
--------------------------------------------------------------------------------
Total Annual Portfolio Operating Expenses                                 1.37%
--------------------------------------------------------------------------------

Example

This example is intended to help you compare the costs of investing in the Portfolio with the costs of investing in other mutual funds. It assumes (1) you invest $10,000 in the Portfolio for each period and then sell all of your shares at the end of that period, (2) your investment has a 5% return each year, and
(3) the Portfolio's operating expenses (including the management fee) remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                   1 Year      3 Years    5 Years    10 Years
--------------------------------------------------------------------------------
Class 2                             $139        $434       $750       $1,646
--------------------------------------------------------------------------------


Management of the Fund

The Fund's Board of Directors provides broad supervision over the affairs of the Fund.

J. & W. Seligman & Co. Incorporated (Seligman), 100 Park Avenue, New York, New York 10017, is the manager of the Fund. Seligman provides investment management services for the Portfolio, including making purchases and sales of securities for the Portfolio, consistent with the Portfolio's investment objective and strategies, and administers the Portfolio's business and other affairs.


Established in 1864, Seligman currently serves as manager to 22 US registered investment companies, which offer more than 60 investment portfolios with approximately $10.8 billion in assets as of March 31, 2003. Seligman also provides investment management or advice to institutional or other accounts having an aggregate value at March 31, 2003 of approximately $7.1 billion.

The Portfolio pays Seligman a management fee for its services, equal to a percentage of the Portfolio's average daily net assets, as follows: 1.00% on first $500 million; .90% on next $500 million; and .80% thereafter. For the year ended December 31, 2002, the Portfolio paid Seligman a management fee equal to an annual rate of 1.00% of its average daily net assets.


Portfolio Management

The Portfolio is managed by Seligman's Value Team, headed by Mr. Neil T. Eigen. Mr. Eigen, a Managing Director at Seligman, is Vice President of the Fund and has been Portfolio Manager of the Portfolio since its inception. Mr. Eigen is also Portfolio Manager of the Seligman Large-Cap Value Portfolio of the Fund; and Vice President of Seligman Value Fund Series, Inc. and Portfolio Manager of its Large-Cap Value Fund and Small-Cap Value Fund. Prior to joining Seligman, Mr. Eigen was Senior Managing Director, Chief Investment Officer and Director of Equity Investing at Bear Stearns Asset Management.

Mr. Richard S. Rosen, a Managing Director at Seligman, is Co-Portfolio Manager of the Portfolio. Mr. Rosen is also Co-Portfolio Manager of the Seligman Large-Cap Value Portfolio of the Fund; and Co-Portfolio Manager of Large-Cap Value Fund and Small-Cap Value Fund, the two series of Seligman Value Fund Series, Inc. Prior to joining Seligman, Mr. Rosen was a Managing Director and Portfolio Manager at Bear Stearns Asset Management.

Shareholder Information

Pricing of Fund Shares

When you buy or sell shares, you do so at the Portfolio's net asset value (NAV) next calculated after your request is received by participating insurance companies. If your purchase or sell request is received by participating insurance companies by the close of regular trading on the New York Stock Exchange (NYSE) (normally 4:00 p.m. Eastern time), it will be executed at the Portfolio's NAV calculated as of the close of regular trading on the NYSE on that day.

If your purchase or sell request is received by participating insurance companies after the close of regular trading on the NYSE, your request will be executed at the Portfolio's NAV calculated as of the close of regular trading on the next NYSE trading day.

The NAV of the Portfolio is computed each day, Monday through Friday, on days that the NYSE is open for trading. Securities owned by the Portfolio are valued at current market prices. If reliable market prices are unavailable, securities are valued in accordance with procedures approved by the Fund's Board of Directors.

How to Purchase and Sell Shares

The Portfolio is offering its shares only to Accounts of participating insurance companies to fund benefits of the Contracts. The Accounts may invest in shares of the Portfolio in accordance with allocation instructions received from the owners of the Contracts. Such allocation rights and information on how to purchase or surrender a Contract, as well as sales charges and other expenses imposed by the Contracts on their owners, are further described in the separate prospectuses and disclosure documents issued by the participating insurance companies and accompanying this Prospectus. The Fund reserves the right to reject any order for the purchase of shares of the Portfolio.

An Account may sell all or any portion of the Portfolio shares that it holds at any time at the next computed NAV per share, as described above. Portfolio shares that are sold are entitled to any dividends that have been declared as payable to record owners up to and including the day the sale is effected. There is no charge. Payment of the sale price will normally be made within seven days after receipt of such sale. In addition, the right to sell your shares may be suspended and the date of payment of the sale price may be postponed for any period during which the NYSE is closed (other than customary weekend and holiday closings) or during which the Securities and Exchange Commission (SEC) determines that trading thereon is restricted, or for any period during which an emergency (as determined by the SEC) exists as a result of which the sale of Portfolio shares is not reasonably practicable or as a result of which it is not reasonably practicable for the Portfolio to fairly determine the value of its net assets, or for such other periods as the SEC may by order permit for the protection of shareholders.

Shareholder Servicing and Distribution Arrangements

Under a Rule 12b-1 plan adopted by the Fund with respect to the Portfolio, Class 2 shares pay an annual shareholder servicing and distribution (12b-1) fee of up to 0.25% of average net assets. The Portfolio pays this fee to Seligman Advisors, Inc., the principal underwriter of the Portfolio's shares. Seligman Advisors uses this fee to make payments to participating insurance companies or their affiliates for services that the participating insurance companies provide to Contract owners of Class 2 shares, and for distribution related expenses. Because these 12b-1 fees are paid out of the Portfolio's assets on an ongoing basis, over time they will increase the cost of a Contract owner's investment and may cost you more than other types of sales charges.

Dividends and Capital Gain Distributions

Dividends and capital gain distributions from the Portfolio will be declared and paid annually and will be reinvested in additional shares, at NAV, of the Portfolio. Dividends on Class 2 shares generally will be lower than the dividends on Class 1 shares as a result of 12b-1 fees. Capital gain distributions will be paid in the same amount for each Class.


Taxes


Further information regarding the tax consequences of an investment in the Portfolio is contained in the separate prospectuses and disclosure documents issued by the participating insurance companies and accompanying this Prospectus.

Financial Highlights


The table below describes the Portfolio's performance of Class 2 shares for the period from its inception. It is intended to help you understand the financial performance of the Portfolio's Class 2 shares. Certain information reflects financial results for a single share of the Class that was held throughout the period shown. "Total return" shows the rate that you would have earned (or lost) on an investment in the Portfolio, assuming you reinvested all your dividends and capital gains distributions. Total return does not reflect the effect of any administration fees or sales charges imposed by the Contracts on their owners and is not annualized for periods of less than one year. Ernst & Young LLP, independent auditors, have audited this information. Their report, along with the Portfolio's financial statements, is included in the Fund's Annual Report, which is available upon request.

                                                                    Year Ended      5/1/01**
                                                                    ----------         to
                                                                     12/31/02       12/31/01
-----------------------------------------------------------------------------------------------
Per Share Data:*
-----------------------------------------------------------------------------------------------
Net asset value, beginning of period                                 $   13.04      $   10.78
-----------------------------------------------------------------------------------------------
Income from investment operations:
-----------------------------------------------------------------------------------------------
  Net investment loss                                                    (0.08)         (0.03)
-----------------------------------------------------------------------------------------------
  Net gains or losses on securities (both realized and unrealized)       (1.94)          2.32
-----------------------------------------------------------------------------------------------
Total from investment operations                                         (2.02)          2.29
-----------------------------------------------------------------------------------------------
Less distributions:
-----------------------------------------------------------------------------------------------
  Distributions from net realized capital gain                           (0.17)         (0.03)
-----------------------------------------------------------------------------------------------
Total distributions                                                      (0.17)         (0.03)
-----------------------------------------------------------------------------------------------
Net asset value, end of period                                       $   10.85      $   13.04
===============================================================================================
Total Return:                                                         (15.52)%         21.23%
-----------------------------------------------------------------------------------------------
Ratios/Supplemental Data:
-----------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)                             $   8,554      $   5,178
-----------------------------------------------------------------------------------------------
Ratio of expenses to average net assets                                  1.37%         1.39%+
-----------------------------------------------------------------------------------------------
Ratio of net investment loss to average net assets                     (0.70)%       (0.46)%+
-----------------------------------------------------------------------------------------------
Portfolio turnover rate                                                 56.74%       29.99%++
-----------------------------------------------------------------------------------------------
Without expense reimbursement:***
-----------------------------------------------------------------------------------------------
  Ratio of expenses to average net assets                                              1.41%+
-----------------------------------------------------------------------------------------------
  Ratio of net investment loss to average net assets                                 (0.48)%+
-----------------------------------------------------------------------------------------------


----------

  * Per share amounts are calculated based on average shares outstanding.

 ** Commencement of offering of shares.


*** Seligman, at its discretion, reimbursed expenses for certain periods presented. There is no assurance that Seligman will continue this policy in the future.


  + Annualized.

 ++ For the year ended December 31, 2001.

For More Information


The following information is available without charge upon request by calling toll-free (800) 221-2783 in the US or collect (212) 850-1864 outside the US. You may also call these numbers to request other information about the Fund or to make shareholder inquiries.


Statement of Additional Information (SAI) contains additional information about the Fund. It is on file with the Securities and Exchange Commission, or SEC, and is incorporated by reference into (is legally part of) this Prospectus.

Annual/Semi-Annual Reports contain additional information about the Portfolio's investments. In the Fund's annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Portfolio's performance during its last fiscal year.

This Prospectus is intended for use in connection with tax-deferred variable annuity and variable life insurance products.

Information about the Fund, including the SAI, can be viewed and copied at the SEC's Public Reference Room in Washington, DC. For information about the operation of the Public Reference Room, call (202) 942-8090. The SAI, Annual/Semi-Annual reports and other information about the Fund are also available on the EDGAR Database on the SEC's Internet site: http://www.sec.gov.

Copies of this information may be obtained by electronic request at the following E-mail address: publicinfo@sec.gov, or, upon payment of a duplicating fee, by writing: Securities and Exchange Commission, Public Reference Section, Washington, DC 20549-0102.


SEC FILE NUMBER: 811-5221

                                                                      Prospectus
                                                                  April 21, 2003

Seligman
Portfolios, Inc.


Seligman Capital Portfolio


Class 2 Shares


Seeking Capital Appreciation by Investing in Mid-Capitalization Growth Stocks

The Securities and Exchange Commission has neither approved nor disapproved this Fund, and it has not determined this Prospectus to be accurate or adequate. Any representation to the contrary is a criminal offense.

An investment in this Fund or any other fund cannot provide a complete investment program. The suitability of an investment in the Portfolio should be considered based on the investment objective, strategies and risks described in this Prospectus, considered in light of all of the other investments in your portfolio, as well as your risk tolerance, financial goals and time horizons. We recommend that you consult your financial advisor to determine if this Portfolio is suitable for you.


SPCA1 4/2003 C2


                                   managed by
                                     [LOGO]
                             J. & W. SELIGMAN & CO.
                                  INCORPORATED

                                ESTABLISHED 1864

Table of Contents

The Fund and the Portfolio

         Overview of the Fund ...............................................1

         Investment Objective ...............................................1

         Principal Investment Strategies ....................................1


         Principal Risks ....................................................2


         Past Performance ...................................................3

         Management of the Fund .............................................4

Shareholder Information

         Pricing of Fund Shares .............................................5

         How to Purchase and Sell Shares ....................................5

         Shareholder Servicing and Distribution Arrangements ................5

         Dividends and Capital Gain Distributions ...........................5

         Taxes ..............................................................5

Financial Highlights ........................................................6

For More Information ...............................................back cover

The Fund and the Portfolio

Overview of the Fund

Seligman Portfolios, Inc. (the Fund) consists of 15 separate portfolios. This Prospectus contains information about Seligman Capital Portfolio (the Portfolio).

The Portfolio is offering its shares only to separate accounts (Accounts) of participating insurance companies to fund benefits of variable annuity and variable life insurance contracts (Contracts). The Accounts may invest in shares of the Portfolio in accordance with allocation instructions received from the owners of the Contracts. Such allocation rights and information on how to purchase or surrender a Contract, as well as sales charges and other expenses imposed by the Contracts on their owners, are further described in the separate prospectuses and disclosure documents issued by the participating insurance companies and accompanying this Prospectus. The Fund reserves the right to reject any order for the purchase of shares of the Portfolio.

The Portfolio offers two classes of shares: Class 1 shares and Class 2 shares. This Prospectus offers only Class 2 shares and is for use with Accounts that make Class 2 shares available to Contract owners.

Investment Objective

The Portfolio's objective is capital appreciation.

Principal Investment Strategies

The Portfolio uses the following principal strategies to seek its objective:

Generally, the Portfolio invests primarily in the common stock of medium-sized US companies. The investment manager chooses common stocks for the Portfolio using both quantitative and fundamental analysis. This means the investment manager first screens companies for past growth in sales and earnings, as well as a strong balance sheet (e.g., low ratio of debt to total capital). In selecting individual securities for investment, the investment manager then looks to identify medium-sized companies that it believes display one or more of the following:

--------------------------------------------------------------------------------
Medium-Sized Companies:

Companies with market capitalizations, at the time of purchase by the Portfolio, of between $1 billion and $10 billion.
--------------------------------------------------------------------------------

o     Proven track record

o     Strong management

o     Multiple product lines

o Potential for improvement in overall operations (a catalyst for growth in revenues and/or earnings)

o     Positive supply and demand outlook for its industry

The investment manager also looks at the forecasted earnings of a company considered for investment to determine if the company has the potential for above-average growth.

The Portfolio will generally sell a stock when the investment manager believes that the company or industry fundamentals have deteriorated or the company's catalyst for growth is already reflected in the stock's price (i.e., the stock is fully valued).

The Portfolio primarily invests in common stocks. However, the Portfolio may also invest in preferred stocks, securities convertible into common stocks, common stock rights or warrants, and debt securities if the investment manager believes they offer capital appreciation opportunities.

The Portfolio may invest up to 15% of its net assets in illiquid securities (i.e., securities that cannot be readily sold) and may invest up to 10% of its total assets directly in foreign securities. The Portfolio generally does not invest a significant amount, if any, in illiquid or foreign securities. The Portfolio may borrow money from time to time to purchase securities.


The Portfolio may also invest up to 10% of its assets in exchange-traded funds ("ETFs"). ETFs are traded, like individual stocks, on an exchange, but they represent baskets of securities that seek to track the performance of certain indices. The indices include not only broad-market indices but more specific indices as well, including those relating to particular sectors, countries and regions. The Portfolio may invest in ETFs for short-term cash management purposes or as part of its overall investment strategy.


The Portfolio may, from time to time, take temporary defensive positions that are inconsistent with its principal strategies in seeking to minimize extreme volatility caused by adverse market, economic, or other conditions. This could prevent the Portfolio from achieving its objective.

The Portfolio's investment objective and any fundamental policies may be changed only with shareholder approval. If a change of objective or any fundamental policies is proposed, Contract owners will be asked to give voting instructions to the participating insurance companies. The principal investment strategies may be changed without shareholder approval. Any changes to these strategies, however, must be approved by the Fund's Board of Directors.

The Fund's Board of Directors may change the parameters by which medium-sized companies is defined if it concludes that such a change is appropriate.

There is no guarantee that the Portfolio will achieve its investment objective.

Principal Risks

Stock prices fluctuate. Therefore, as with any portfolio that invests in stocks, the Portfolio's net asset value will fluctuate, especially in the short term. You may experience a decline in the value of your investment and you could lose money if you sell your shares at a price lower than you paid for them.

The Portfolio's performance may be affected by the broad investment environment in the US or international securities markets, which is influenced by, among other things, interest rates, inflation, politics, fiscal policy, and current events.


The Portfolio may not invest 25% or more of its total assets in securities of companies in any one industry. The Portfolio may, however, invest a substantial portion of its assets in certain industries which the investment manager believes offer good investment opportunities. If an industry in which the Portfolio is invested falls out of favor, the Portfolio's performance may be negatively affected.


Foreign securities or illiquid securities in the Portfolio's investment portfolio involve higher risk and may subject the Portfolio to higher price volatility. Investing in securities of foreign issuers involves risks not associated with US investments, including settlement risks, currency fluctuations, foreign taxation, differences in financial reporting practices, and changes in political conditions.


If the Portfolio invests in ETFs, shareholders would bear not only their proportionate share of the Portfolio's expenses (including operating expenses and advisory fees), but also similar expenses of the ETFs.


The Portfolio may actively and frequently trade securities in its portfolio to carry out its principal strategies. A high portfolio turnover rate increases transaction costs which may increase the Portfolio's expenses.

Due to differences of tax treatment and other considerations, there is a possibility that the interests of various Contract owners who own shares of the Portfolio may conflict. The Board of Directors monitors events in order to identify any disadvantages resulting from material irreconcilable conflicts and to determine what action, if any, should be taken in response.

An investment in the Portfolio is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Past Performance


The information below provides some indication of the risks of investing in the Portfolio by showing how the performance of Class 2 shares of the Portfolio has varied from year to year, as well as how its performance compares to two widely-used measures of performance. How the Portfolio has performed in the past, however, is not necessarily an indication of how it will perform in the future.


Class 2 annual total returns presented in the bar chart and Class 2 average annual total returns in the table do not reflect the effect of any administration fees or sales charges imposed by the Contracts on their owners. If these expenses were included, the returns would be lower. Both the bar chart and table assume that all dividends and capital gain distributions were reinvested.


Annual Total Returns -- Calendar Years


  [THE FOLLOWING TABLE WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL.]

                             2001             2002
                            ------           ------
                            -16.18%          -33.14%


              Best quarter return: 27.29% - quarter ended 12/31/01.

             Worst quarter return: -30.59% - quarter ended 9/30/01.

Average Annual Total Returns - Periods Ended 12/31/02

                                                                       Since
                                                       One           Inception
                                                      Year            8/30/00
--------------------------------------------------------------------------------
Seligman Capital Portfolio                           (33.14)%          (29.88)%
--------------------------------------------------------------------------------
Russell Midcap Growth Index                          (27.41)           (30.14)
--------------------------------------------------------------------------------
Lipper Mid Cap Growth Funds Average                  (28.31)           (29.67)*
--------------------------------------------------------------------------------

----------

The investment manager, at its discretion, reimbursed expenses of Class 2 shares for certain periods presented. There is no assurance that the investment manager will continue this policy in the future and absent such reimbursement, returns would have been lower.

The Russell Midcap Growth Index and the Lipper Mid Cap Growth Funds Average are unmanaged benchmarks that assume the reinvestment of all distributions. The Lipper Average excludes the effect of sales charges and the Russell Index excludes the effect of fees and sales charges.

*     From August 31, 2000

Note: The Portfolio has been reclassified as a mid-cap growth portfolio by Lipper.

Fees and Expenses

The table below summarizes the fees and expenses that you may pay as a shareholder of the Portfolio. Annual portfolio operating expenses are deducted from Portfolio assets and are therefore paid indirectly by you and other shareholders of the Portfolio. The table does not reflect any fees or sales charges imposed by the Contracts on their owners.

Annual Portfolio Operating Expenses
(as a percentage of average net assets)
--------------------------------------------------------------------------------
Management Fees                                                          0.40%
--------------------------------------------------------------------------------
Distribution and/or Service (12b-1) Fees                                 0.25%
--------------------------------------------------------------------------------
Other Expenses                                                           0.41%
--------------------------------------------------------------------------------
Total Annual Portfolio Operating Expenses(1)                             1.06%
--------------------------------------------------------------------------------

(1) Reflects total annual portfolio operating expenses as they would have been if certain expense reimbursement arrangements had not been in effect. The total annual operating expenses for the year ended December 31, 2002, taking into consideration this reimbursement arrangement and restated to reflect current fees, were 1.05%. The investment manager can terminate this reimbursement arrangement at any time.

Example

This example is intended to help you compare the costs of investing in the Portfolio with the costs of investing in other mutual funds. It assumes (1) you invest $10,000 in the Portfolio for each period and then sell all of your shares at the end of that period, (2) your investment has a 5% return each year, and
(3) the Portfolio's operating expenses (including the management fee) remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                     1 Year      3 Years    5 Years    10 Years
--------------------------------------------------------------------------------
Class 2                               $108        $337       $585       $1,294
--------------------------------------------------------------------------------


Management of the Fund

The Fund's Board of Directors provides broad supervision over the affairs of the Fund.

J. & W. Seligman & Co. Incorporated (Seligman), 100 Park Avenue, New York, New York 10017, is the manager of the Fund. Seligman provides investment management services for the Portfolio, including making purchases and sales of securities for the Portfolio, consistent with the Portfolio's investment objective and strategies, and administers the Portfolio's business and other affairs.


Established in 1864, Seligman currently serves as manager to 22 US registered investment companies, which offer more than 60 investment portfolios with approximately $10.8 billion in assets as of March 31, 2003. Seligman also provides investment management or advice to institutional or other accounts having an aggregate value at March 31, 2003 of approximately $7.1 billion.


The Portfolio pays Seligman a management fee for its services, equal to an annual rate of .40% of the average daily net assets of the Portfolio.

Portfolio Management


The Portfolio is managed by Seligman's Growth Team, headed by Ms. Marion S. Schultheis. Ms. Schultheis joined Seligman in May 1998 as a Managing Director. She is Vice President of the Fund and has been Portfolio Manager of the Portfolio since May 1998. Ms. Schultheis is also Portfolio Manager of the Seligman Large-Cap Growth Portfolio. In addition, she is Vice President and Portfolio Manager of Seligman Capital Fund, Inc. and Seligman Growth Fund, Inc. Prior to joining Seligman, Ms. Schultheis was a Managing Director at Chancellor LGT from October 1997 to May 1998 and Senior Portfolio Manager at IDS Advisory Group Inc. from August 1987 to October 1997.

Shareholder Information

Pricing of Fund Shares

When you buy or sell shares, you do so at the Portfolio's net asset value (NAV) next calculated after your request is received by participating insurance companies. If your purchase or sell request is received by participating insurance companies by the close of regular trading on the New York Stock Exchange (NYSE) (normally 4:00 p.m. Eastern time), it will be executed at the Portfolio's NAV calculated as of the close of regular trading on the NYSE on that day.

If your purchase or sell request is received by participating insurance companies after the close of regular trading on the NYSE, your request will be executed at the Portfolio's NAV calculated as of the close of regular trading on the next NYSE trading day.

The NAV of the Portfolio is computed each day, Monday through Friday, on days that the NYSE is open for trading. Securities owned by the Portfolio are valued at current market prices. If reliable market prices are unavailable, securities are valued in accordance with procedures approved by the Fund's Board of Directors.

How to Purchase and Sell Shares

The Portfolio is offering its shares only to Accounts of participating insurance companies to fund benefits of the Contracts. The Accounts may invest in shares of the Portfolio in accordance with allocation instructions received from the owners of the Contracts. Such allocation rights and information on how to purchase or surrender a Contract, as well as sales charges and other expenses imposed by the Contracts on their owners, are further described in the separate prospectuses and disclosure documents issued by the participating insurance companies and accompanying this Prospectus. The Fund reserves the right to reject any order for the purchase of shares of the Portfolio.

An Account may sell all or any portion of the Portfolio shares that it holds at any time at the next computed NAV per share, as described above. Portfolio shares that are sold are entitled to any dividends that have been declared as payable to record owners up to and including the day the sale is effected. There is no charge. Payment of the sale price will normally be made within seven days after receipt of such sale. In addition, the right to sell your shares may be suspended and the date of payment of the sale price may be postponed for any period during which the NYSE is closed (other than customary weekend and holiday closings) or during which the Securities and Exchange Commission (SEC) determines that trading thereon is restricted, or for any period during which an emergency (as determined by the SEC) exists as a result of which the sale of Portfolio shares is not reasonably practicable or as a result of which it is not reasonably practicable for the Portfolio to fairly determine the value of its net assets, or for such other periods as the SEC may by order permit for the protection of shareholders.

Shareholder Servicing and Distribution Arrangements

Under a Rule 12b-1 plan adopted by the Fund with respect to the Portfolio, Class 2 shares pay an annual shareholder servicing and distribution (12b-1) fee of up to 0.25% of average net assets. The Portfolio pays this fee to Seligman Advisors, Inc., the principal underwriter of the Portfolio's shares. Seligman Advisors uses this fee to make payments to participating insurance companies or their affiliates for services that the participating insurance companies provide to Contract owners of Class 2 shares, and for distribution related expenses. Because these 12b-1 fees are paid out of the Portfolio's assets on an ongoing basis, over time they will increase the cost of a Contract owner's investment and may cost you more than other types of sales charges.

Dividends and Capital Gain Distributions

Dividends and capital gain distributions from the Portfolio will be declared and paid annually and will be reinvested in additional shares, at NAV, of the Portfolio. Dividends on Class 2 shares generally will be lower than the dividends on Class 1 shares as a result of 12b-1 fees. Capital gain distributions will be paid in the same amount for each Class.


The Portfolio has a substantial capital loss carryforward that is available for offset against future net capital gains, expiring in various amounts through 2010. Accordingly, no capital gains distributions are expected to be paid to shareholders until net capital gains have been realized in excess of the available capital loss carryforward.


Taxes

Further information regarding the tax consequences of an investment in the Portfolio is contained in the separate prospectuses and disclosure documents issued by the participating insurance companies and accompanying this Prospectus.

Financial Highlights


The table below describes the Portfolio's performance of Class 2 shares for the period from its inception. It is intended to help you understand the financial performance of the Portfolio's Class 2 shares. Certain information reflects financial results for a single share of the Class that was held throughout the periods shown. "Total return" shows the rate that you would have earned (or lost) on an investment in the Portfolio, assuming you reinvested all your dividends and capital gains distributions. Total returns do not reflect the effect of any administration fees or sales charges imposed by the Contracts on their owners and are not annualized for the periods of less than one year. Ernst & Young LLP, independent auditors, have audited this information. Their report, along with the Portfolio's financial statements, is included in the Fund's Annual Report, which is available upon request.

                                                            Year ended December 31,     8/30/00**
                                                            -----------------------        to
                                                               2002         2001        12/31/00
---------------------------------------------------------------------------------------------------
Per Share Data:*
---------------------------------------------------------------------------------------------------
Net asset value, beginning of period                        $   12.34     $   24.68     $   33.31
---------------------------------------------------------------------------------------------------
Income from investment operations:
---------------------------------------------------------------------------------------------------
  Net investment loss                                           (0.07)        (0.11)        (0.05)
---------------------------------------------------------------------------------------------------
  Net losses on securities (both realized and unrealized)       (4.02)        (4.01)        (7.28)
---------------------------------------------------------------------------------------------------
Total from investment operations                                (4.09)        (4.12)        (7.33)
---------------------------------------------------------------------------------------------------
Less distributions:
---------------------------------------------------------------------------------------------------
  Distributions from net realized capital gain                     --         (8.22)        (1.30)
---------------------------------------------------------------------------------------------------
Total distributions                                                --         (8.22)        (1.30)
---------------------------------------------------------------------------------------------------
Net asset value, end of period                              $    8.25     $   12.34     $   24.68
===================================================================================================
Total Return:                                                (33.14)%      (16.18)%      (22.15)%
---------------------------------------------------------------------------------------------------
Ratios/Supplemental Data:
---------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)                    $   2,891     $   3,792     $   1,569
---------------------------------------------------------------------------------------------------
Ratio of expenses to average net assets                         1.05%         0.85%        0.84%+
---------------------------------------------------------------------------------------------------
Ratio of net investment loss to average net assets            (0.72)%       (0.55)%      (0.66)%+
---------------------------------------------------------------------------------------------------
Portfolio turnover rate                                       129.07%       215.16%     230.42%++
---------------------------------------------------------------------------------------------------
Without expense reimbursement:***
---------------------------------------------------------------------------------------------------
  Ratio of expenses to average net assets                       1.06%         0.94%
---------------------------------------------------------------------------------------------------
  Ratio of net investment loss to average net assets          (0.73)%       (0.63)%
---------------------------------------------------------------------------------------------------


----------

  *   Per share amounts are calculated based on average shares outstanding.

 **   Commencement of offering of shares.


*** Seligman, at its discretion, reimbursed expenses for certain periods presented. There is no assurance that Seligman will continue this policy in the future.

  +   Annualized.


 ++   For the year ended December 31, 2000.

For More Information


The following information is available without charge upon request by calling toll-free (800) 221-2783 in the US or collect (212) 850-1864 outside the US. You may also call these numbers to request other information about the Fund or to make shareholder inquiries.


Statement of Additional Information (SAI) contains additional information about the Fund. It is on file with the Securities and Exchange Commission, or SEC, and is incorporated by reference into (is legally part of) this Prospectus.

Annual/Semi-Annual Reports contain additional information about the Portfolio's investments. In the Fund's annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Portfolio's performance during its last fiscal year.

This Prospectus is intended for use in connection with tax-deferred variable annuity and variable life insurance products.

Information about the Fund, including the SAI, can be viewed and copied at the SEC's Public Reference Room in Washington, DC. For information about the operation of the Public Reference Room, call (202) 942-8090. The SAI, Annual/Semi-Annual reports and other information about the Fund are also available on the EDGAR Database on the SEC's Internet site: http://www.sec.gov.

Copies of this information may be obtained by electronic request at the following E-mail address: publicinfo@sec.gov, or, upon payment of a duplicating fee, by writing: Securities and Exchange Commission, Public Reference Section, Washington, DC 20549-0102.


SEC FILE NUMBER: 811-5221

                            SELIGMAN PORTFOLIOS, INC.

                       Statement of Additional Information


                                 April 21, 2003


                                 100 Park Avenue
                            New York, New York 10017

                                 (212) 850-1864
                       Toll Free Telephone: (800) 221-2783


This Statement of Additional Information (SAI) expands upon and supplements the information contained in the current Prospectuses, dated April 21, 2003 (the Prospectus), for each of Seligman Capital Portfolio, Seligman Cash Management Portfolio, Seligman Common Stock Portfolio, Seligman Communications and Information Portfolio, Seligman Frontier Portfolio, Seligman Global Growth Portfolio, Seligman Global Smaller Companies Portfolio, Seligman Global Technology Portfolio, Seligman High-Yield Bond Portfolio, Seligman Income Portfolio, Seligman International Growth Portfolio, Seligman Investment Grade Fixed Income Portfolio, Seligman Large-Cap Growth Portfolio, Seligman Large-Cap Value Portfolio and Seligman Small-Cap Value Portfolio (individually, a Portfolio and collectively, the Portfolios), each a separate portfolio of Seligman Portfolios, Inc. (the Fund). This SAI, although not in itself a Prospectus, is incorporated by reference into each Portfolio's Prospectus in its entirety. It should be read in conjunction with each Portfolio's Prospectus, which you may obtain by writing or calling the Fund at the above address or telephone numbers.


The financial statements and notes included in the Fund's Annual Report, and the Independent Auditors' Report thereon, are incorporated herein by reference. The Annual Report will be furnished to you without charge if you request a copy of this SAI.

                                Table of Contents


     Fund History ...................................................    2
     Description of the Fund and its Investments and Risks ..........    2
     Management of the Fund .........................................   13
     Control Persons and Principal Holders of Securities ............   19
     Investment Advisory and Other Services .........................   22
     Brokerage Allocation, Portfolio Transactions and Other Practices   27
     Capital Stock and Other Securities .............................   29
     Purchase, Redemption, and Pricing of Shares ....................   29
     Taxation of the Fund ...........................................   31
     Underwriters ...................................................   32
     Calculation of Yield and Performance Data ......................   32
     Financial Statements ...........................................   35
     General Information ............................................   35
     Appendix A .....................................................   36
     Appendix B .....................................................   38


SPIA

                                  Fund History

The Fund was incorporated under the laws of the state of Maryland on June 24, 1987 under the name Seligman Mutual Benefit Portfolios, Inc. The Fund's name was changed to Seligman Portfolios, Inc. on April 15, 1993.

              Description of the Fund and its Investments and Risks

Classification

The Fund is a diversified open-end management investment company, or mutual fund, which consists of the following fifteen separate Portfolios:

Seligman Capital Portfolio                          Seligman High-Yield Bond Portfolio
Seligman Cash Management Portfolio                  Seligman Income Portfolio
Seligman Common Stock Portfolio                     Seligman International Growth Portfolio
Seligman Communications and Information Portfolio   Seligman Investment Grade Fixed Income Portfolio
Seligman Frontier Portfolio                         Seligman Large-Cap Growth Portfolio
Seligman Global Growth Portfolio                    Seligman Large-Cap Value Portfolio
Seligman Global Smaller Companies Portfolio         Seligman Small-Cap Value Portfolio
Seligman Global Technology Portfolio

The Fund's Portfolios are offering their shares only to separate accounts (Accounts) of participating insurance companies to fund benefits of variable annuity and variable life insurance contracts (Contracts). The Accounts may invest in shares of the Portfolios in accordance with allocation instructions received from the owners of the Contracts. Such allocation rights and information on how to purchase or surrender a Contract, as well as sales charges and other expenses imposed by the Contracts on their owners, are further described in the separate prospectuses and disclosure documents issued by the participating insurance companies and accompanying each Portfolio's Prospectus. The Fund reserves the right to reject any order for the purchase of shares of the Fund's Portfolios.

Investment Strategies and Risks

The Prospectuses discuss the investment objectives of each of the Fund's Portfolios and the policies each Portfolio employs to achieve its objectives. The following information regarding the Fund's Portfolios' investment policies supplements the information contained in the Prospectuses.

Convertible Bonds. Each Portfolio, other than Seligman Cash Management Portfolio, may purchase convertible bonds. Convertible bonds are convertible at a stated exchange rate or price into common stock. Before conversion, convertible securities are similar to non-convertible debt securities in that they provide a steady stream of income with generally higher yields than an issuer's equity securities. The market value of all debt securities, including convertible securities, tends to decline as interest rates increase and to increase as interest rates decline. In general, convertible securities may provide lower interest or dividend yields than non-convertible debt securities of similar quality, but they may also allow investors to benefit from increases in the market price of the underlying common stock. When the market price of the underlying common stock increases, the price of the convertible security tends to reflect the increase. When the market price of the underlying common stock declines, the convertible security tends to trade on the basis of yield, and may not depreciate to the same extent as the underlying common stock. In an issuer's capital structure, convertible securities are senior to common stocks. They are therefore of higher quality and involve less risk than the issuer's common stock, but the extent to which risk is reduced depends largely on the extent to which the convertible security sells above its value as a fixed-income security. In selecting convertible securities for a Portfolio, the investment manager evaluates such factors as economic and business conditions involving the issuer, future earnings growth potential of the issuer, potential for price appreciation of the underlying equity, the value of individual securities relative to other investment alternatives, trends in the determinants of corporate profits, and capability of management. In evaluating a convertible security, the investment manager gives emphasis to the attractiveness of the underlying common stock and the capital appreciation opportunities that the convertible security presents. Convertible securities can be callable or redeemable at the issuer's discretion, in which case the investment manager would be forced to seek alternative investments. The Portfolios may invest in debt securities convertible into equity securities rated as low as CC by Standard & Poor's Ratings Services (S&P) or Ca by Moody's Investors Service (Moody's). Debt securities rated below investment-grade (frequently referred to as "junk bonds") often have speculative characteristics and will be subject to greater market fluctuations and risk of loss of income and principal than higher-rated securities. A description of credit ratings and risks associated with lower-rated debt securities is set forth in Appendix A to this SAI. The investment manager does not rely on the ratings of these securities in making investment decisions but performs its own analysis, based on the factors described above, in light of the Portfolio's investment objectives.


Derivatives. Each of the Portfolios, other than Seligman Cash Management Portfolio, Seligman High-Yield Bond Portfolio and Seligman Investment Grade Fixed Income Portfolio, may invest in financial instruments commonly known as "derivatives" for hedging or investment purposes.

A derivative is generally defined as an instrument whose value is derived from, or based upon, some underlying index, reference rate (e.g., interest rates or currency exchange rates), security, commodity or other asset. A Portfolio will not invest in a specific type of derivative without prior approval from its Board of Directors, after consideration of, among other things, how the derivative instrument serves the Portfolio's investment objective, and the risk associated with the investment. The types of derivatives in which the Portfolios are currently permitted to invest, as described more fully below, are forward currency exchange contracts, options, rights and warrants and access trades.

Forward Foreign Currency Exchange Contracts. Each of the Portfolios (other than Seligman Cash Management Portfolio, Seligman High-Yield Bond Portfolio and Seligman Investment Grade Fixed Income Portfolio ) will generally enter into forward foreign currency exchange contracts to fix the US dollar value of a security it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for, or, to hedge the US dollar value of securities it owns. A forward foreign currency exchange contract is an agreement to purchase or sell a specific currency at a future date and at a price set at the time the contract is entered into.

A Portfolio may enter into a forward contract to sell or buy the amount of a foreign currency it believes may experience a substantial movement against the US dollar. In this case the contract would approximate the value of some or all of the Portfolio's securities denominated in such foreign currency. Under normal circumstances, the investment manager will limit forward currency contracts to not greater than 75% of a Portfolio's position in any one country as of the date the contract is entered into. This limitation will be measured at the point the hedging transaction is entered into by the Portfolio. Under extraordinary circumstances, the Fund's investment manager may enter into forward currency contracts in excess of 75% of a Portfolio's position in any one country as of the date the contract is entered into. The precise matching of the forward contract amounts and the value of securities involved will not generally be possible since the future value of such securities in foreign currencies will change as a consequence of market movement in the value of those securities between the date the forward contract is entered into and the date it matures. The projection of short-term currency market movement is extremely difficult, and the successful execution of a short-term hedging strategy is highly uncertain. Under certain circumstances, a Portfolio may commit a substantial portion or the entire value of its assets to the consummation of these contracts. The Fund's investment manager will consider the effect a substantial commitment of its assets to forward contracts would have on the investment program of a Portfolio and its ability to purchase additional securities.

Except as set forth above and immediately below, each Portfolio will not enter into forward contracts or maintain a net exposure to such contracts where the consummation of the contracts would oblige the Portfolio to deliver an amount of foreign currency in excess of the value of the Portfolio's securities or other assets denominated in that currency. A Portfolio, in order to avoid excess transactions and transaction costs, may nonetheless maintain a net exposure to forward contracts in excess of the value of the Portfolio's securities or other assets denominated in that currency provided the excess amount is "covered" by cash and/or liquid, high-grade debt securities, denominated in any currency, having a value at least equal at all times to the amount of such excess. Under normal circumstances, consideration of the prospect for currency parities will be incorporated into the longer-term investment decisions made with regard to overall diversification strategies. However, the Fund's investment manager believe that it is important to have the flexibility to enter into such forward contracts when they determine that the best interests of the Portfolio will be served.


At the maturity of a forward contract, a Portfolio may either sell the security and make delivery of the foreign currency, or it may retain the security and terminate its contractual obligation to deliver the foreign currency by purchasing an "offsetting" contract obligating it to purchase, on the same maturity date, the same amount of the foreign currency.

As indicated above, it is impossible to forecast with absolute precision the market value of portfolio securities at the expiration of the forward contract. Accordingly, it may be necessary for a Portfolio to purchase additional foreign currency on the spot market (and bear the expense of such purchase) if the market value of the security is less than the amount of foreign currency the Portfolio is obligated to deliver and if a decision is made to sell the security and make delivery of the foreign currency. Conversely, it may be necessary to sell on the spot market some of the foreign currency received upon the sale of the portfolio security if its market value exceeds the amount of foreign currency a

Portfolio is obligated to deliver. However, a Portfolio may use liquid, high-grade debt securities, denominated in any currency, to cover the amount by which the value of a forward contract exceeds the value of the securities to which it relates.

If a Portfolio retains the portfolio security and engages in offsetting transactions, the Portfolio will incur a gain or a loss (as described below) to the extent that there has been movement in forward contract prices. If the Portfolio engages in an offsetting transaction, it may subsequently enter into a new forward contract to sell the foreign currency. Should forward prices decline during the period between the Portfolio's entering into a forward contract for the sale of a foreign currency and the date it enters into an offsetting contract for the purchase of the foreign currency, the Portfolio will realize a gain to the extent the price of the currency it has agreed to sell exceeds the price of the currency it has agreed to purchase. Should forward prices increase, the Portfolio will suffer a loss to the extent the price of the currency it has agreed to purchase exceeds the price of the currency it has agreed to sell.


Each Portfolio's dealing in forward foreign currency exchange contracts will be limited to the transactions described above. A Portfolio is not required to enter into forward contracts with regard to its foreign currency-denominated securities and will not do so unless deemed appropriate by the Fund's investment manager. It also should be realized that this method of hedging against a decline in the value of a currency does not eliminate fluctuations in the underlying prices of the securities. It simply establishes a rate of exchange at a future date. Additionally, although such contracts tend to minimize the risk of loss due to a decline in the value of a hedged currency, at the same time, they tend to limit any potential gain which might result from an increase in the value of that currency.


Shareholders should be aware of the costs of currency conversion. Although foreign exchange dealers do not charge a fee for conversion, they do realize a profit based on the difference (the "spread") between the prices at which they are buying and selling various currencies. Thus, a dealer may offer to sell a foreign currency to a Portfolio at one rate, while offering a lesser rate of exchange should the Portfolio desire to resell that currency to the dealer.


Options. Each of the Portfolios (other than Seligman Cash Management Portfolio, Seligman High-Yield Bond Portfolio and Seligman Investment Grade Fixed Income Portfolio) is permitted to purchase put options, call options, put spreads and collars, call spreads and to sell covered call options (i.e., where the Portfolio owns the underlying security). These instruments are described below.

An option is a contract that gives the holder the right to purchase ("call") or sell ("put") a specified security for an agreed upon price at any time before the contract's expiration date. The amount paid for an option is known as the premium, and the exercise price is known as the strike price. The purchaser of an option has the right, but not the obligation, to purchase or sell a security. The seller (or "writer") of an option, conversely, has an obligation to sell or purchase a security if the option is exercised. Some options have standardized terms and are traded on securities exchanges. Others are privately negotiated and have no or only a limited trading market. Options may be used individually or in combinations (e.g., put spreads and collars) to hedge securities positions or to seek increased investment returns.

Put spreads and collars are designed to protect against a decline in value of a security an investor owns. A collar involves the purchase of a put and the simultaneous writing of a call on the same security at a higher strike price. The put protects the investor from a decline in the price of the security below the put's strike price. The call means that the investor will not benefit from increases in the price of the security beyond the call's strike price. In a put spread, an investor purchases a put and simultaneously writes a put on the same security at a lower strike price. This combination protects the investor against a decline in the price down to the lower strike price. The premium received for writing the call (in the case of a collar) or writing the put (in the case of a put spread) offsets, in whole or in part, the premium paid to purchase the put. In a call spread, an investor purchases a call and simultaneously sells a call on the same security, with the call sold having a higher strike price than the call purchased. The purchased call is designed to provide exposure to a potential increase in the value of a security an investor owns. The premium received for writing the call offsets, in part, the premium paid to purchase the corresponding call, but it also means that the investor will not benefit from increases in the price of the security beyond the sold call's strike price.

Options transactions can involve a high degree of risk, including the possibility of a total loss of the amount invested. A person who purchases options runs the risk of losing the entire premium paid if the option expires "out of the money" (i.e., if the strike price for a call option is higher than the market price, or the strike price for a put option is lower than the market price). A person who writes options earns premium income but is subject to the risk of having to sell a security at less than its market price (or buy a security at more than its market price). When options are purchased over-the-counter, there is a risk that the counterparty that wrote the option will be unable or unwilling to perform its obligations under the option contract. Such over-the-counter options may also be illiquid and, in such cases, a Portfolio may have difficulty closing out its position.




Rights and Warrants. Each Portfolio, other than Seligman Cash Management Portfolio, Seligman High-Yield Bond Portfolio and Seligman Investment Grade Fixed Income Portfolio, may invest in common stock rights and warrants believed by the investment manager to provide capital appreciation opportunities. Common stock rights and warrants received as part of a unit or attached to securities purchased (i.e., not separately purchased) are not included in each Portfolio's investment restrictions regarding such securities.

Each Portfolio may not invest in rights and warrants if, at the time of acquisition, the investment in rights and warrants would exceed 5% of the Portfolio's net assets, valued at the lower of cost or market. In addition, no more than 2% of net assets of each Portfolio, other than Seligman Large-Cap Growth Portfolio, Seligman Large-Cap Value Portfolio and Seligman Small-Cap Value Portfolio, may be invested in warrants not listed on the New York or American Stock Exchanges. For purposes of this restriction, rights and warrants acquired by each Portfolio in units or attached to securities may be deemed to have been purchased without cost.


Access Trades. Each Portfolio, other than Seligman Cash Management Portfolio, Seligman High-Yield Bond Portfolio and Seligman Investment Grade Fixed Income Portfolio, may participate in access trades with a global securities broker as counterparty. Access trades are over-the-counter transactions that provide access to a designated security, group of securities or market index without directly investing in the reference security/index. For a commission, the counterparty, agrees to provide a return based on the return of the reference security/index. Access trades are typically used in foreign markets where limits on direct foreign ownership can affect prices and/or where there are significant complexities in directly purchasing or selling shares in the reference security/index. Since access trades are over-the-counter transactions, an Underlying Fund bears the risk that the counterparty will be unable or unwilling to meet its obligations. In addition, since over-the-counter markets are generally less liquid than exchanges, the Underlying Fund may not be able to sell when the Manager deems it advantageous to do so. The Manager will attempt to mitigate these risks by limiting access trade exposure by an Underlying Fund to 5% of total assets at the time of purchase and dealing with counterparties believed to be reputable.


Foreign Securities. Each of the Portfolios may invest up to 10% of its total assets in foreign securities (except the Global Portfolios, which may invest up to 100% of their total assets in foreign securities), except that this 10% limit does not apply to foreign securities held through Depositary Receipts which are traded in the United States or to commercial paper and certificates of deposit issued by foreign banks. Foreign investments may be affected favorably or unfavorably by changes in currency rates and exchange control regulations. There may be less information available about a foreign company than about a US company, and foreign companies may not be subject to reporting standards and requirements comparable to those applicable to US companies. Foreign securities may not be as liquid as US securities. Securities of foreign companies may involve greater market risk than securities of US companies, and foreign brokerage commissions and custody fees are generally higher than in the United States. Investments in foreign securities may also be subject to local economic or political risks, political instability and possible nationalization of issuers.


By investing in foreign securities, the Portfolios will attempt to take advantage of differences among economic trends and the performance of securities markets in various countries. To date, the market values of securities of issuers located in different countries have moved relatively independently of each other. During certain periods, the return on equity investments in some countries has exceeded the return on similar investments in the United States. The Fund's investment manager believes that, in comparison with investment companies investing solely in domestic securities, it may be possible to obtain significant appreciation from a portfolio of foreign investments and securities from various markets that offer different investment opportunities and are affected by different economic trends. Global diversification reduces the effect that events in any one country will have on the entire investment portfolio. Of course, a decline in the value of a Portfolio's investments in one country may offset potential gains from investments in another country.


Investments in securities of foreign issuers may involve risks that are not associated with domestic investments, and there can be no assurance that the Portfolios' foreign investments will present less risk than a portfolio of domestic securities. Foreign issuers may lack uniform accounting, auditing and financial reporting standards, practices and requirements, and there is generally less publicly available information about foreign issuers than there is about US issuers. Governmental regulation and supervision of foreign stock exchanges, brokers and listed companies may be less pervasive than is customary in the United States. Securities of some foreign issuers are less liquid and their prices are more volatile than securities of comparable domestic issuers. Foreign securities settlements may in some instances be subject to delays and related administrative uncertainties which could result in temporary periods when assets of a Portfolio are uninvested and no return is earned thereon and may involve a risk of loss to a Portfolio. Foreign securities markets may have substantially less volume than US markets and far fewer traded issues. Fixed brokerage commissions on foreign securities exchanges are generally higher than in the United States, and transaction costs with respect to smaller capitalization companies may be higher than those of larger capitalization companies. Income from foreign securities may be reduced by a withholding tax at the source or other foreign taxes. In some countries, there may also be the possibility of nationalization, expropriation or confiscatory taxation (in which a Portfolio could lose its entire investment in a certain market), limitations on the removal of monies or other assets of the Portfolios, higher rates of inflation, political or social instability or revolution, or diplomatic developments that could affect investments in those countries. In addition, it may be difficult to obtain and enforce a judgment in a court outside the United States.

Some of the risks described in the preceding paragraph may be more severe for investments in emerging or developing countries. By comparison with the United States and other developed countries, emerging or developing countries may have relatively unstable governments, economies based on a less diversified industrial base and securities markets that trade a smaller number of securities. Companies in emerging markets may generally be smaller, less experienced and more recently organized than many domestic companies. Prices of securities traded in the securities markets of emerging or developing countries tend to be volatile. Furthermore, foreign investors are subject to many restrictions in emerging or developing countries. These restrictions may require, among other things, governmental approval prior to making investments or repatriating income or capital, or may impose limits on the amount or type of securities held by foreigners or on the companies in which the foreigners may invest.

The economies of individual emerging countries may differ favorably or unfavorably from the US economy in such respects as growth of gross domestic product, rates of inflation, currency depreciation, capital reinvestment, resource self-sufficiency and balance of payment position and may be based on a substantially less diversified industrial base. Further, the economies of developing countries generally are heavily dependent upon international trade and, accordingly, have been, and may continue to be, adversely affected by trade barriers, exchange controls, managed adjustments in relative currency values and other protectionist measures imposed or negotiated by the countries with which they trade. These economies also have been, and may continue to be, adversely affected by economic conditions in the countries with which they trade.

Investments in foreign securities will usually be denominated in foreign currencies, and each Portfolio may temporarily hold funds in foreign currencies. The value of a Portfolio's investments denominated in foreign currencies may be affected, favorably or unfavorably, by the relative strength of the US dollar, changes in foreign currency and US dollar exchange rates and exchange control regulations. A Portfolio may incur costs in connection with conversions between various currencies. A Portfolio's net asset value per share will be affected by changes in currency exchange rates. Changes in foreign currency exchange rates may also affect the value of dividends and interest earned, gains and losses realized on the sale of securities and net investment income and gains, if any, to be distributed to shareholders by the Portfolios. The rate of exchange between the US dollar and other currencies is determined by the forces of supply and demand in the foreign exchange markets (which in turn are affected by interest rates, trade flows and numerous other factors, including, in some countries, local governmental intervention).


Other Investment Companies. Each Portfolio, other than Seligman Cash Management Portfolio, Seligman High-Yield Bond Portfolio and Seligman Investment Grade Fixed Income Portfolio, may invest in securities issued by other investment companies. Such investments are subject to the limitations on investments in other investment companies imposed by the 1940 Act, which generally prohibits a Portfolio from holding more than 3% of the outstanding voting securities of another investment company, and from investing more than 5% of its total assets in any one investment company, or more than 10% of its total assets in other investment companies overall. A Portfolio's investments in other investment companies may include investment in exchange-traded funds (ETFs) if appropriate investment opportunities arise. ETFs are registered funds that trade on a stock exchange and generally seek to track the performance of a specified securities index.

If a Portfolio invests in other investment companies, shareholders would bear not only their proportionate share of the Portfolio's expenses (including operating expenses and advisory fees), but also similar expenses of the underlying investment companies.


Depositary Receipts. Depositary Receipts are instruments generally issued by domestic banks or trust companies that represent the deposits of a security of a foreign issuer. American Depositary Receipts (ADRs), which are traded in dollars on US Exchanges or over-the-counter, are issued by domestic banks and evidence ownership of securities issued by foreign corporations. European Depositary Receipts (EDRs) are typically traded in Europe. Global

Depositary Receipts (GDRs) are typically traded in both Europe and the United States. Depositary Receipts may be issued as sponsored or unsponsored programs. In sponsored programs, the issuer has made arrangements to have its securities trade in the form of Depositary Receipts. In unsponsored programs, the issuer may not be directly involved in the creation of the program. Although regulatory requirements with respect to sponsored and unsponsored programs are generally similar, the issuers of unsponsored Depositary Receipts are not obligated to disclose material information in the US, and therefore, the import of such information may not be reflected in the market value of such instruments.

IIliquid Securities. Each Portfolio, other than Seligman Cash Management Portfolio, may invest up to 15% of its net assets in illiquid securities, including restricted securities (i.e., securities not readily marketable without registration under the Securities Act of 1933 (1933 Act)) and other securities that are not readily marketable. Each Portfolio, other than Seligman Cash Management Portfolio, may purchase restricted securities that can be offered and sold to "qualified institutional buyers" under Rule 144A of the 1933 Act, and the Fund's Board of Directors may determine, when appropriate, that specific Rule 144A securities are liquid and not subject to the 15% limitation on illiquid securities. Should the Board of Directors make this determination, it will carefully monitor the security (focusing on such factors, among others, as trading activity and availability of information) to determine that the Rule 144A security continues to be liquid. It is not possible to predict with assurance exactly how the market for Rule 144A securities will further evolve. This investment practice could have the effect of increasing the level of illiquidity in a Portfolio, if and to the extent that qualified institutional buyers become for a time uninterested in purchasing Rule 144A securities.

Money Market Instruments. Each of the Portfolios, other than Seligman Cash Management Portfolio, which intends to invest primarily in the money market instruments described below, may invest a portion of their assets in the following money market instruments.

US Government Obligations. US Government Obligations are obligations issued or guaranteed as to both principal and interest by the US Government or backed by the full faith and credit of the United States, such as US Treasury Bills, securities issued or guaranteed by a US Government agency or instrumentality, and securities supported by the right of the issuer to borrow from the US Treasury.

Bank Obligations. Bank obligations include US dollar-denominated certificates of deposit, banker's acceptances, fixed time deposits and commercial paper of domestic banks, including their branches located outside the United States, and of domestic branches of foreign banks. Investments in bank obligations will be limited at the time of investment to the obligations of the 100 largest domestic banks in terms of assets which are subject to regulatory supervision by the US Government or state governments, and the obligations of the 100 largest foreign banks in terms of assets with branches or agencies in the United States.

Commercial Paper and Short-Term Corporate Debt Securities. Commercial paper and short-term debt securities include short-term unsecured promissory notes with maturities not exceeding nine months issued in bearer form by bank holding companies, corporations and finance companies. Investments in commercial paper issued by bank holding companies will be limited at the time of investment to the 100 largest US bank holding companies in terms of assets.

Mortgage Related Securities.

Mortgage Pass-Through Securities. Each Portfolio may invest in mortgage pass-through securities. Mortgage pass-through securities include securities that represent interests in pools of mortgage loans made by lenders such as savings and loan institutions, mortgage bankers, and commercial banks. Such securities provide a "pass-through" of monthly payments of interest and principal made by the borrowers on their residential mortgage loans (net of any fees paid to the issuer or guarantor of such securities). Although the residential mortgages underlying a pool may have maturities of up to 30 years, a pool's effective maturity may be reduced by prepayments of principal on the underlying mortgage obligations. Factors affecting mortgage prepayments include, among other things, the level of interest rates, general economic and social conditions and the location and age of the mortgages. High interest rate mortgages are more likely to be prepaid than lower-rate mortgages; consequently, the effective maturities of mortgage-related obligations that pass-through payments of higher-rate mortgages are likely to be shorter than those of obligations that pass-through payments of lower-rate mortgages. If such prepayment of mortgage-related securities in which the Portfolio invests occurs, the Portfolio may have to invest the proceeds in securities with lower yields.

The Government National Mortgage Association (GNMA) is a US Government corporation within the Department of Housing and Urban Development, authorized to guarantee, with the full faith and credit of the US Government, the timely payment of principal and interest on securities issued by institutions approved by GNMA (such as savings and loan institutions, commercial banks and mortgage bankers) and backed by pools of Federal Housing Administration insured or Veterans Administration guaranteed residential mortgages. These securities entitle the holder to receive all interest and principal payments owed on the mortgages in the pool, net of certain fees, regardless of whether or not the mortgagors actually make the payments. Other government-related issuers of mortgage-related securities include the Federal National Mortgage Association
(FNMA), a government-sponsored corporation subject to general regulation by the Secretary of Housing and Urban Development but owned entirely by private stockholders, and the Federal Home Loan Mortgage Corporation (FHLMC), a corporate instrumentality of the US Government created for the purpose of increasing the availability of mortgage credit for residential housing that is owned by the twelve Federal Home Loan Banks. FHLMC issues Participation Certificates (PCs), which represent interests in mortgages from FHLMC's national portfolio. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but PCs are not backed by the full faith and credit of the US Government. Pass-through securities issued by FNMA are backed by residential mortgages purchased from a list of approved seller/servicers and are guaranteed as to timely payment of principal and interest by FNMA, but are not backed by the full faith and credit of the US Government.

Commercial banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers and other secondary market issuers also create pass-through securities based on pools of conventional residential mortgage loans. Securities created by such non-governmental issuers may offer a higher rate of interest than government-related securities; however, timely payment of interest and principal may or may not be supported by insurance or guarantee arrangements, and there can be no assurance that the private issuers can meet their obligations.

Collateralized Mortgage Obligations. Seligman Income Portfolio may invest in Collateralized Mortgage Obligations (CMOs), including certain CMOs that have elected to be treated as Real Estate Mortgage Investment Conduits (REMICs). CMOs are fixed-income securities collateralized by pooled mortgages and separated into short-, medium-, and long-term positions (called tranches). Tranches pay different rates of interest depending upon their maturity. CMOs may be collateralized by (a) pass through securities issued or guaranteed by GNMA, FNMA or FHLMC, (b) unsecuritized mortgage loans insured by the Federal Housing Administration or guaranteed by the Department of Veteran's Affairs, (c) unsecuritized conventional Mortgages, (d) other mortgage related securities or
(e) any combination thereof.

Each tranche of a CMO is issued at a specific coupon rate and has a stated maturity. As the payments on the underlying mortgage loans are collected, the CMO issuer generally pays the coupon rate of interest to the holders of each tranche. In a common structure referred to as a "Pay" CMO, all scheduled and unscheduled principal payments generated by the collateral, as loans are repaid or prepaid, go initially to investors in the first tranches. Investors in later tranches do not start receiving principal payments until the prior tranches are paid in full. Sometimes, CMOs are structured so that the prepayment and/or market risks are transferred from one tranche to another.

Most CMOs are issued by Federal agencies. However, the only CMOs backed by the full faith and credit of the US Government are CMOs collateralized by pass-through securities guaranteed by GNMA. All CMOs are subject to reinvestment risk; that is, as prepayments on the underlying pool of mortgages increase, the maturity of the tranches in the CMO will decrease. As a result, the Portfolio may have to invest the proceeds that were invested in such CMOs in securities with lower yields. Factors affecting reinvestment risk include the level of interest rates, general economic and social conditions and the location and age of the mortgages.

Repurchase Agreements. Each Portfolio may hold cash or cash equivalents and may enter into repurchase agreements with respect to securities; normally repurchase agreements relate to money market obligations backed by the full faith and credit of the US Government. Repurchase agreements are transactions in which an investor (e.g., any of the Fund's Portfolios) purchases a security from a bank, recognized securities dealer, or other financial institution and simultaneously commits to resell that security to such institution at an agreed upon price, date and market rate of interest unrelated to the coupon rate or maturity of the purchased security. A repurchase agreement thus involves the obligation of the bank or securities dealer to pay the agreed upon price on the date agreed to, which obligation is in effect secured by the value of the underlying security held by the Portfolio. Repurchase agreements could involve certain risks in the event of bankruptcy or other default by the seller, including possible delays and expenses in liquidating the securities underlying the agreement, decline in value of the underlying securities and loss of interest. Although repurchase agreements carry certain risks not associated with direct investments in securities, each Portfolio intends to enter into repurchase agreements only with financial institutions believed to present minimum credit risks in accordance with guidelines established by the investment manager. The investment manager has implemented measures to review and monitor the creditworthiness of such institutions. The Portfolios will invest only in repurchase agreements collateralized in an amount at least equal at all times to the purchase price plus accrued interest. Repurchase agreements usually are for short periods, such as one week or less, but may be for longer periods. No Portfolio will enter into a repurchase agreement with a maturity of more than seven days if, as a result, more than 15% of the value of its net assets would then be invested in such repurchase agreements and other illiquid investments.

When-Issued and Forward Commitment Securities. Seligman High-Yield Bond Portfolio and Seligman Investment Grade Fixed Income Portfolio may purchase securities on a when-issued or forward commitment basis. Settlement of such transactions (i.e., delivery of securities and payment of purchase price) normally takes place within 45 days after the date of the commitment to purchase. Although Seligman High-Yield Bond Portfolio and Seligman Investment Grade Fixed Income Portfolio will purchase a security on a when-issued or forward commitment basis only with the intention of actually acquiring the securities, the Portfolios may sell these securities before the purchase settlement date if it is deemed advisable.

At the time a Portfolio enters into such a commitment both payment and interest terms will be established prior to settlement; there is a risk that prevailing interest rates on the settlement date will be greater than the interest rate terms established at the time the commitment was entered into. When-issued and forward commitment securities are subject to changes in market value prior to settlement based upon changes, real or anticipated, in the level of interest rates or creditworthiness of the issuer. If a Portfolio remains substantially fully invested at the same time that it has purchased securities on a when-issued or forward commitment basis, the market value of that Portfolio's assets may fluctuate more than otherwise would be the case. For this reason, accounts for each Portfolio will be established with the Fund's custodian consisting of cash and/or liquid high-grade debt securities equal to the amount of each Portfolio's when-issued or forward commitment obligations; these accounts will be valued each day and additional cash and/or liquid high-grade debt securities will be added to an account in the event that the current value of the when-issued or forward commitment obligations increase. When the time comes to pay for when-issued or forward commitment securities, a Portfolio will meet its respective obligations from then available cash flow, sale of securities held in the separate account, sale of other securities, or from the sale of the when-issued or forward commitment securities themselves (which may have a value greater or less than a Portfolio's payment obligations). Sale of securities to meet when-issued and forward commitment obligations carries with it a greater potential for the realization of capital gain or loss.

Short Sales. Each of the Global Portfolios may sell securities short "against-the-box." A short sale "against-the-box" is a short sale in which the Portfolio owns an equal amount of the securities sold short or securities convertible into or exchangeable without payment of further consideration for securities of the same issue as, and equal in amount to, the securities sold short.

Lending of Portfolio Securities. Other than Seligman Cash Management Portfolio, each of the Portfolios may lend portfolio securities to broker/dealers, banks or other institutional borrowers, provided that securities loaned by each of the Global Portfolios may not exceed 33 1/3% of the Portfolios' total assets taken at market value. The Portfolios will not lend portfolio securities to any institutions affiliated with the Fund. The borrower must maintain with the Fund's custodian bank cash or equivalent collateral equal to at least 100% of the market value of the securities loaned. During the time portfolio securities are on loan, the borrower pays the lending Portfolio an amount equal to any dividends or interest paid on the securities. The lending Portfolio may invest the collateral and earn additional income or receive an agreed upon amount of interest income from the borrower. Loans made by the Portfolios will generally be short-term. Loans are subject to termination at the option of the lending Portfolio or the borrower. The lending Portfolio may pay reasonable administrative and custodial fees in connection with a loan and may pay a negotiated portion of the interest earned on the collateral to the borrower or placing broker. The lending Portfolio does not have the right to vote securities on loan, but would terminate the loan and regain the right to vote if that were considered important with respect to the investment. The lending Portfolio may lose money if a borrower defaults on its obligation to return securities and the value of the collateral held by the lending Portfolio is insufficient to replace the loaned securities. In addition, the lending Portfolio is responsible for any loss that might result from its investment of the borrower's collateral.

Borrowing. Except as noted below, a Portfolio may borrow money only from banks for temporary purposes (but not for the purpose of purchasing portfolio securities) in an amount not to exceed 10% of the value of the total assets of that Portfolio. In addition, Seligman Frontier Portfolio, Seligman High-Yield Bond Portfolio, Seligman Large-Cap Growth Portfolio, Seligman Large-Cap Value Portfolio, and Seligman Small-Cap Value Portfolio will not purchase additional portfolio securities if such Portfolios have outstanding borrowings in excess of 5% of the value of their total assets.

Seligman Capital Portfolio, Seligman Common Stock Portfolio, Seligman Communications and Information Portfolio, Seligman Large-Cap Growth Portfolio, Seligman Large-Cap Value Portfolio, and Seligman Small-Cap Value Portfolio may from time to time borrow money in order to purchase securities. Borrowings may be made only from banks and each of these Portfolios may not borrow in excess of one-third of the market value of its assets, less liabilities other than such borrowing, or pledge more than 10% (15% for Seligman Large-Cap Growth Portfolio, Seligman Large-Cap Value Portfolio, and Seligman Small-Cap Value Portfolio) of its total assets, taken at cost, to secure the borrowing. Current asset value coverage of three times any amount borrowed by the respective Portfolio is required at all times. Borrowed money creates an opportunity for greater capital appreciation, but at the same time increases exposure to capital risk. The net cost of any money borrowed would be an expense that otherwise would not be incurred, and this expense will reduce the Portfolio's net investment income in any given period. Any gain in the value of securities purchased with money borrowed to an amount in excess of amounts borrowed plus interest would cause the net asset value of the Portfolio's shares to increase more than otherwise would be the case. Conversely, any decline in the value of securities purchased to an amount below the amount borrowed plus interest would cause the net asset value to decrease more than would otherwise be the case.

Each of the Global Portfolios may from time to time borrow money for temporary, extraordinary or emergency purposes and may invest the funds in additional securities. Borrowings for the purchase of securities will not exceed 5% of the Portfolio's total assets and will be made at prevailing interest rates.

Except as otherwise specifically noted above, each of the Fund's Portfolios' investment strategies are not fundamental and the Fund, with the approval of the Board of Directors, may change such strategies without the vote of a majority of a Portfolio's outstanding voting securities.

Fund Policies


The Fund is subject to fundamental policies that place restrictions on certain types of investments. Except as otherwise indicated below, restrictions No. 1 through 9 may not be changed without the affirmative vote of the holders of a majority of a Portfolio's outstanding voting securities; restrictions No. 10 through 13 may be changed by the Fund's Board of Directors without such a vote. Under these restrictions, none of the Portfolios may:


1. Borrow money, except from banks for temporary purposes (but not for the purpose of purchasing portfolio securities) in an amount not to exceed 10% of the value of the total assets of the Portfolio; except that Seligman Capital Portfolio, Seligman Common Stock Portfolio, Seligman Communications and Information Portfolio, Seligman Large-Cap Growth Portfolio, Seligman Large-Cap Value Portfolio, and Seligman Small-Cap Value Portfolio may borrow to purchase securities provided that such borrowings are made only from banks, do not exceed one-third of the respective Portfolio's net assets (taken at market) and are secured by not more than 10% (15% for Seligman Large-Cap Growth Portfolio, Seligman Large-Cap Value Portfolio, and Seligman Small-Cap Value Portfolio) of such assets (taken at cost); except that Seligman Frontier Portfolio, Seligman High-Yield Bond Portfolio, Seligman Large-Cap Growth Portfolio, Seligman Large-Cap Value Portfolio and Seligman Small-Cap Value Portfolio will not purchase additional portfolio securities if it has outstanding borrowings in excess of 5% of the value of its total assets; and except that each of the Global Portfolios may borrow money from banks to purchase securities in amounts not in excess of 5% of its total assets.

2. Mortgage, pledge or hypothecate any of its assets, except to secure borrowings permitted by paragraph 1 and provided that this limitation does not prohibit escrow, collateral or margin arrangements in connection with
      (a) the purchase or sale of covered options (including stock index options), (b) the purchase or sale of interest rate or stock index futures contracts or options on such contracts by any of the Fund's Portfolios otherwise permitted to engage in transactions involving such instruments or (c) in connection with the Fund's purchase of fidelity insurance and errors and omissions insurance, and provided, further, that Seligman High-Yield Bond Portfolio may mortgage, pledge or hypothecate its assets, but the value of such encumbered assets may not exceed 10% of that Portfolio's net asset value. This investment restriction No. 2 may be changed, with respect to Seligman High-Yield Bond Portfolio, by the Fund's Board of Directors.

3. Make "short" sales of securities (except that each of the Global Portfolios may make short sales "against-the-box"), or purchase securities on "margin" except for short-term credits necessary for the purchase or sale of securities, provided that for purposes of this limitation, initial and variation payments or deposits in connection with transactions involving interest rate or stock index futures contracts and options on such contracts by any

      Portfolio permitted to engage in transactions involving such instruments will not be deemed to be the purchase of securities on margin.

4. With respect to 75% of its securities portfolio (or 100% of its securities portfolio, in the case of Seligman High-Yield Bond Portfolio), purchase securities of any issuer if immediately thereafter more than 5% of its total assets valued at market would be invested in the securities of any one issuer, other than securities issued or guaranteed by the US Government, its agencies or instrumentalities; or buy more than 10% of the voting securities of any one issuer.

5. Invest more than 25% of the market value of its total assets in securities of issuers in any one industry (except securities issued or guaranteed by the US Government, its agencies or instrumentalities), provided that for the purpose of this limitation, mortgage-related securities do not constitute an industry; provided further that Seligman Communications and Information Portfolio will invest at least 65% of the value of its total assets in securities of companies principally engaged in the communications, information and related industries, except when investing for temporary defensive purposes; and provided further that Seligman Cash Management Portfolio may invest more than 25% of its gross assets: (i) in the banking industry; (ii) in the personal credit institution or business credit institution industries; or (iii) in any combination of (i) and
      (ii).

6. Purchase or hold any real estate, except that Seligman Common Stock Portfolio, Seligman Income Portfolio, Seligman Investment Grade Fixed Income Portfolio, Seligman Large-Cap Growth Portfolio, Seligman Large-Cap Value Portfolio, Seligman Small-Cap Value Portfolio, and each of the Global Portfolios may engage in transactions involving securities secured by real estate or interests therein, and each of the Global Portfolios may purchase securities issued by companies or investment trusts that invest in real estate or interests therein.

7. Purchase or sell commodities and commodity futures contracts; except that the Board of Directors may authorize any Portfolio other than Seligman Cash Management Portfolio and Seligman High-Yield Bond Portfolio to engage in transactions involving interest rate and/or stock index futures and related options solely for the purposes of reducing investment risk and not for speculative purposes.

8. Underwrite the securities of other issuers, provided that the disposition of investments otherwise permitted to be made by any Portfolio (such as investments in securities that are not readily marketable without registration under the 1933 Act and repurchase agreements with maturities in excess of seven days) will not be deemed to render a Portfolio engaged in an underwriting investment if not more than 10% of the value of such Portfolio's total assets (taken at cost) would be so invested and except that in connection with the disposition of a security a Portfolio may be deemed to be an underwriter as defined in the 1933 Act.

9. Make loans, except loans of securities, provided that purchases of notes, bonds or other evidences of indebtedness, including repurchase agreements, are not considered loans for purposes of this restriction; provided further that each of the Global Portfolios may not make loans of money or securities other than (a) through the purchase of securities in accordance with its investment objective, (b) through repurchase agreements and (c) by lending portfolio securities in an amount not to exceed 33 1/3% of its total assets.

10. Purchase illiquid securities for any Portfolio including repurchase agreements maturing in more than seven days and securities that cannot be sold without registration or the filing of a notification under Federal or state securities laws, if, as a result, such investment would exceed 15% of the value of such Portfolio's net assets.

11. Invest in oil, gas or other mineral exploration or development programs; provided, however, that this investment restriction shall not prohibit a Portfolio from purchasing publicly-traded securities of companies engaging in whole or in part in such activities.




12. Purchase securities from or sell securities to any of its officers or Directors, except with respect to its own shares and as permissible under applicable statutes, rules and regulations. In addition, Seligman High-Yield Bond Portfolio may not purchase or hold the securities of any issuer if, to its knowledge, directors or officers of the Fund individually owning beneficially more than 0.5% of the securities of that issuer own in the aggregate more than 5% of such securities.

13. Invest more than 5% of the value of its net assets, valued at the lower of cost or market, in warrants, of which no more than 2% of net assets may be invested in warrants and rights not listed on the New York or American Stock Exchange. For this purpose, warrants acquired by the Fund in units or attached to securities may be deemed to have been purchased without cost.

If a percentage restriction is adhered to at the time of an investment, a later increase or decrease in such percentage resulting from a change in the value of assets will not constitute a violation of such restriction. In order to permit the sale of the Fund's shares in certain states, the Fund may make commitments more restrictive than the investment restrictions described above. Should the Fund determine that any such commitment is no longer in the best interest of the Fund it will revoke the commitment by terminating sales in the state involved. The Fund also intends to comply with the diversification requirements under
Section 817(h) of the Internal Revenue Code of 1986, as amended. For a description of these requirements, see the separate account prospectuses or disclosure documents of the participating insurance companies.

Under the 1940 Act, a "vote of a majority of the outstanding voting securities" of the Fund or of a particular Portfolio means the affirmative vote of the lesser of (1) more than 50% of the outstanding shares of the Fund or of such Portfolio or (2) 67% or more of the shares of the Fund or of such Portfolio present at a shareholder's meeting if more than 50% of the outstanding shares of the Fund or of such Portfolio are represented at the meeting in person or by proxy.


The Fund, on behalf of each applicable Portfolio, will provide shareholders of such Portfolio with at least 60 days prior notice of any change in such Portfolio's "80%" investment policy as described in the Prospectus. Such notice will be provided in plain English in a separate written document and will contain the following prominent statement, in bold-face type: "Important Notice Regarding Change in Investment Policy". This prominent statement will also appear on the envelope in which the notice is delivered or, if the notice is delivered separately from other communications to shareholders, such statement will appear either on the notice or on the envelope in which the notice is delivered. This policy is not fundamental.


Temporary Defensive Position

Each Portfolio may, from time to time, take a temporary defensive position in seeking to minimize extreme volatility caused by adverse market, economic, or other conditions, or in anticipation of significant withdrawals. When the investment manager believes that market conditions warrant a temporary defensive position, a Portfolio may invest up to 100% of its assets in cash or cash equivalents, including, but not limited to, prime commercial paper, bank certificates of deposit, bankers' acceptances, or repurchase agreements for such securities, and securities of the US Government and its agencies and instrumentalities, as well as cash and cash equivalents denominated in foreign currencies. A Portfolio's investments in foreign cash equivalents will be limited to those that, in the opinion of the investment manager, equate generally to the standards established for US cash equivalents. Investments in bank obligations will be limited at the time of investment to the obligations of the 100 largest domestic banks in terms of assets which are subject to regulatory supervision by the US Government or state governments, and the obligations of the 100 largest foreign banks in terms of assets with branches or agencies in the United States. In addition, the High-Yield Bond Portfolio may also invest in high-yield, medium and lower quality corporate notes.

Portfolio Turnover


The portfolio turnover rates for each Portfolio are calculated by dividing the lesser of purchases or sales of portfolio securities for the year by the monthly average of the value of the portfolio securities owned during the year. Securities whose maturity or expiration date at the time of acquisition were one year or less are excluded from the calculation. The portfolio turnover rates for each Portfolio (except Seligman Cash Management Portfolio) for the years ended December 31, 2002 and 2001 were as follows:

 Portfolio                                                2002          2001
 ---------                                                ----          ----
 Seligman Capital Portfolio                              129.07%      215.16%
 Seligman Common Stock Portfolio                         131.95*       64.45
 Seligman Communications and Information Portfolio        91.37       130.94
 Seligman Frontier Portfolio                              83.83       125.78
 Seligman Global Growth Portfolio                        145.90       161.49
 Seligman Global Smaller Companies Portfolio              93.43       100.83
 Seligman Global Technology Portfolio                    144.18       160.75
 Seligman High-Yield Bond Portfolio                      170.29*       71.22
 Seligman Income Portfolio                               222.78*       88.69
 Seligman International Growth Portfolio                 183.86       199.09
 Seligman Investment Grade Fixed Income Portfolio        291.98*      146.08
 Seligman Large-Cap Growth Portfolio                      81.67       166.24
 Seligman Large-Cap Value Portfolio                       21.83        28.17
 Seligman Small-Cap Value Portfolio                       56.74        29.99

---------
* Portfolio turnover for the year ended December 31, 2002 for the Seligman High-Yield Bond Portfolio increased significantly from 2001 due to the repositioning of the Portfolio's securities in response to a change in Portfolio Management and in anticipation of an economic recovery. Portfolio turnover for the year ended December 31, 2002 for the Seligman Common Stock Portfolio and Seligman Income Portfolio increased significantly from 2001 due to the repositioning of the Portfolio's securities in response to a change in Portfolio Management Portfolio turnover for the year ended December 31, 2002 for the Seligman Investment Grade Fixed Income Portfolio increased significantly from 2001 due to the repositioning of the Portfolio's securities in anticipation of a rebound in the US economy.


                             Management of the Fund

Board of Directors

The Board of Directors provides broad supervision over the affairs of the Fund.

Management Information

Information with respect to Directors and officers of the Fund is shown below. Unless otherwise indicated, their addresses are 100 Park Avenue, New York, NY 10017.


                               Term of
                                Office                                                                          Number of
                                 and                                                                          Portfolios in
                              Length of                                                                       Fund Complex
Name, (Age), Position(s)         Time          Principal Occupation(s) During Past 5 Years, Directorships      Overseen by
        With Fund               Served*                            and Other Information                         Director
        ---------               -------                            ---------------------                         --------
-------------------------------------------------------------------------------------------------------------------------------
                                                    INDEPENDENT DIRECTORS
-------------------------------------------------------------------------------------------------------------------------------
John R. Galvin (73)           1995 to Date     Dean Emeritus, Fletcher School of Law and Diplomacy at Tufts         60
Director                                       University; Director or Trustee of each of the investment
                                               companies of the Seligman Group of Funds**; and Chairman
                                               Emeritus, American Council on Germany; .  Formerly,
                                               Director, USLIFE Corporation, life insurance; Raytheon Co., defense and commercial electronics; Governor of the Center for Creative Leadership; Ambassador, U.S. State Department
                                               for negotiations in Bosnia; Distinguished Policy Analyst at
                                               Ohio State University and Olin Distinguished Professor of
                                               National Security Studies at the United States Military
                                               Academy.  From June 1987 to June 1992, he was the Supreme
                                               Allied Commander, Europe and the Commander-in-Chief, United
                                               States European Command.

Alice S. Ilchman (68)         1991 to Date     President Emeritus, Sarah Lawrence College; Director or              60
Director                                       Trustee of each of the investment companies of the Seligman
                                               Group of Funds**; Director, Jeannette K. Watson Summer
                                               Fellowship, summer internships for college students;
                                               Trustee, Save the Children, nonoprofit child-assistance
                                               organization, and the Committee for Economic Development;
                                               Governor, Court of Governors, London School of Economics;
                                               and Director, Public Broadcasting Service (PBS).  Formerly,
                                               Chairman, The Rockefeller Foundation, charitable foundation;
                                               and Director, New York Telephone Company.

Frank A. McPherson (70)       1995 to Date     Retired Chairman of the Board and Chief Executive Officer of         60
Director                                       Kerr-McGee Corporation, diversified energy company; Director or Trustee of each of the investment companies of the
                                               Seligman Group of Funds**; Director, ConocoPhillips,
                                               integrated international oil corporation, Integris Health, owner of various hospitals, BOK Financial, bank holding
                                               company, Oklahoma Chapter of the Nature Conservancy, Oklahoma
                                               Medical Research Foundation, Boys and Girls Clubs of
                                               Oklahoma, Oklahoma City Public Schools Foundation and
                                               Oklahoma Foundation for Excellence in Education.  Formerly,
                                               Director, Kimberly-Clark Corporation, consumer products and the Federal Reserve System's Kansas City Reserve Bank.

John E. Merow (73)            1988 to Date     Retired Chairman and Senior Partner, Sullivan & Cromwell             60
Director                                       LLP, law firm; Director or Trustee of each of the investment companies of the Seligman Group of Funds**; Director,
                                               Commonwealth Industries, Inc., manufacturers of aluminum
                                               sheet products, the Foreign Policy Association, Municipal
                                               Art Society of New York, the U.S. Council for International
                                               Business and New York-Presbyterian Hospital; Vice Chairman,
                                               New York-Presbyterian Healthcare System, Inc.; and Member of
                                               the American Law Institute and Council on Foreign Relations.

                               Term of
                                Office                                                                          Number of
                                 and                                                                          Portfolios in
                              Length of                                                                       Fund Complex
Name, (Age), Position(s)         Time          Principal Occupation(s) During Past 5 Years, Directorships      Overseen by
        With Fund               Served*                            and Other Information                         Director
        ---------               -------                            ---------------------                         --------
Betsy S. Michel (60)          1988 to Date     Attorney; Director or Trustee of each of the investment              60
Director                                       companies of  the Seligman Group of Funds**; Trustee, The
                                               Geraldine R. Dodge Foundation, charitable foundation and
                                               World Learning, Inc, international educational training.
                                               Formerly, Chairman of the Board of Trustees of St. George's
                                               School (Newport, RI).

Leroy C. Richie (61)          2000 to Date     Chairman and Chief Executive Officer, Q Standards Worldwide,         59
Director                                       Inc., library of technical standards; Director or Trustee of each of the investment companies of the Seligman Group of
                                               Funds** (except Seligman Cash Management Fund, Inc.);
                                               Director, Kerr-McGee Corporation, diversified energy company and Infinity, Inc., oil and gas services and exploration;
                                               Chairman, Highland Park Michigan Economic Development Corp;
                                               Trustee, New York University Law Center Foundation; and Vice
                                               Chairman, Detroit Medical Center.  Formerly, Chairman and
                                               Chief Executive Officer, Capital Coating Technologies, Inc.,
                                               applied coating technologies; and Vice President and General
                                               Counsel, Automotive Legal Affairs, Chrysler Corporation.

James Q. Riordan (75)         1991 to Date     Director or Trustee of each of the investment companies of           60
Director                                       the Seligman Group of Funds**; Director or Trustee, The
                                               Houston Exploration Company, oil exploration, The Brooklyn
                                               Museum, KeySpan Corporation, diversified energy and
                                               electric company and the Committee for Economic
                                               Development.  Formerly, Co-Chairman of the Policy Council
                                               of the Tax Foundation; Director, Tesoro Petroleum
                                               Companies, Inc., Dow Jones & Company, Inc., a business and financial news company and Public Broadcasting Service
                                               (PBS); Director and President, Bekaert Corporation,
                                               high-grade steel cord, wire and fencing products; and Vice
                                               Chairman, Mobil Corporation, petroleum and petrochemicals
                                               company.

Robert L. Shafer (70)         1988 to Date     Retired Vice President, Pfizer Inc., pharmaceuticals;                60
Director                                       Director or Trustee of each of the investment companies of the Seligman Group of Funds**.  Formerly, Director, USLIFE
                                               Corporation, life insurance.

James N. Whitson (68)         1993 to Date     Retired Executive Vice President and Chief Operating                 60
Director                                       Officer, Sammons Enterprises, Inc., a diversified holding
                                               company; Director or Trustee of each of the investment
                                               companies of the Seligman Group of Funds**; Director,
                                               C-SPAN, cable television networks and CommScope, Inc.,
                                               manufacturer of coaxial cable.  Formerly, Director and
                                               Consultant, Sammons Enterprises, Inc.
-------------------------------------------------------------------------------------------------------------------------------
                                          INTERESTED DIRECTORS AND PRINCIPAL OFFICERS
-------------------------------------------------------------------------------------------------------------------------------
Paul C. Guidone*** (45)       2002 to Date     Managing Director and Chief Investment Officer, J. & W.              59
Director                                       Seligman & Co. Incorporated, Director or Trustee of each of the investment companies of the Seligman Group of Funds**, with the exception of Seligman Cash Management Fund, Inc.;
                                               Member of the Association of Investment Management and
                                               Research, the New York Society of Security Analysts and the
                                               London Society of Investment Professionals.  Formerly Deputy
                                               Chairman and Group Chief Executive Officer of HSBC Asset
                                               Management and, prior to that, Managing Director and Chief
                                               Investment Officer of Prudential Diversified Investments.

William C. Morris*** (65)     1988 to Date     Chairman, J. & W. Seligman & Co. Incorporated, Chairman of           60
Director and Chairman of                       the Board and Director or Trustee of each of the investment
the Board                                      companies of the Seligman Group of Funds**; Chairman,
                                               Seligman Advisors, Inc., Seligman Services, Inc. and Carbo
                                               Ceramics Inc., manufacturer of ceramic proppants for oil and gas industry; and Director, Seligman Data Corp.  Formerly,
                                               Director, Kerr-McGee Corporation, a diversified energy
                                               company and Chief Executive Officer of each of the
                                               investment companies of the Seligman Group of Funds.

                                 Term of
                                  Office                                                                        Number of
                                   and                                                                        Portfolios in
                                Length of                                                                     Fund Complex
Name, (Age), Position(s)           Time        Principal Occupation(s) During Past 5 Years, Directorships      Overseen by
        With Fund                 Served*                          and Other Information                         Director
        ---------                 -------                          ---------------------                         --------
Brian T. Zino*** (50)            Dir.: 1993    Director and President, J. & W. Seligman & Co. Incorporated;         60
Director, President and           to Date      President, Chief Executive Officer and Director or Trustee
Chief Executive Officer        Pres.: 1995 to  of each of the investment companies of the Seligman Group of
                                    Date       Funds**; Director, Seligman Advisors, Inc. and Seligman
                              CEO.: Nov. 2002  Services, Inc.; Chairman, Seligman Data Corp.; Member of the
                                  to Date      Board of Governors of the Investment Company Institute; and
                                               Vice Chairman, ICI Mutual Insurance Company.

Daniel J. Barker (35)           2000 to Date   Managing Director, J. & W. Seligman & Co. Incorporated;              N/A
Vice President and Portfolio                   Vice President of Seligman Global Fund Series, Inc. and
Manager                                        Portfolio Manager of its Emerging Markets Portfolio and
                                               Global Smaller Companies Portfolio.  Formerly, Portfolio
                                               Manager at GE Investments since 1994.

David F. Cooley (39)            2001 to Date   Managing Director, J. & W. Seligman & Co. Incorporated;              N/A
Vice President and                             Vice President, Seligman Global Fund Series, Inc. and
Portfolio Manager                              Portfolio Manager of its International Growth Fund and its
                                               Global Growth Fund.  Formerly, Managing Director,
                                               Investments, Gratry and Company; Director of Global Growth
                                               Equity, National City Investment Management Company; and
                                               International Equity Portfolio Manager, Society Asset
                                               Management.

Neil T. Eigen (60)              1998 to Date   Managing Director, J. & W. Seligman & Co. Incorporated;              N/A
Vice President and                             Vice President, Seligman Value Fund Series, Inc. and
Portfolio Manager                              Portfolio Manager of its Large-Cap Value Fund and Small-Cap
                                               Value Fund.  Formerly, Senior Managing Director, Chief
                                               Investment Officer and Director of Equity Investing, Bear
                                               Stearns Asset Management.

Ben-Ami Gradwohl (44)           2001 to Date   Managing Director, J. & W. Seligman & Co.; Vice President            N/A
Vice President and                             and Co-Portfolio Manager of Seligman Common Stock Fund,
Portfolio Manager                              Inc., Seligman Income and Growth Fund, Inc. and
                                               Tri-Continental Corporation.  Formerly, Portfolio Manager,
                                               Nicholas-Applegate Capital Management from 1996 to 1999; and
                                               Vice President, Research and Quantitative Analysis, Leland
                                               O'Brien Rubinstein Associates, Inc. from 1994 to 1996.

David Guy (44)                  2001 to Date   Managing Director, J. & W. Seligman & Co. Incorporated; Vice         N/A
Vice President and                             President and Co-Portfolio Manager of Seligman Common Stock
Portfolio Manager                              Fund, Inc. and Tri-Continental Corporation. Formerly,
                                               Portfolio Manager, Systematic Investment Group,
                                               Nicholas-Applegate Capital Management from 1997 to 1999.

Christopher J. Mahony (40)      2002 to Date   Vice President, Investment Officer of J. & W. Seligman & Co.         N/A
Vice President and Portfolio                   Incorporated since April 2001; Vice President and Portfolio
Manager                                        Manager of Seligman Cash Management Fund, Inc. and Seligman
                                               Investment Grade Fixed Income Fund, Inc; Vice President and
                                               Co-Portfolio Manager of Seligman Income and Growth Fund,
                                               Inc. and Vice President, Seligman High Income Fund Series
                                               and Portfolio Manager of its U.S. Government Securities
                                               Series.  Formerly, Senior Portfolio Manager at Fort
                                               Washington Investment Advisors, Inc since 1994.

Richard M. Parower (37)         2002 to Date   Senior Vice President, Investment Officer, J. & W. Seligman          N/A
Vice President and                             & Co. Incorporated; Vice President, Seligman Global Fund
Portfolio Manager                              Series, Inc. and Co-Portfolio Manager of its Global
                                               Technology Fund; and Vice President and Portfolio Manager of
                                               Seligman New Technologies Fund, Inc. and Seligman New
                                               Technologies Fund, II, IINc..  Formerly, Senior Analyst with
                                               Citibank Global Asset Management covering Global IT Services from June 1998 to April 2000 and Senior Analyst with
                                               Montgomery Asset Management from September 1995 to June 1998.

                                 Term of
                                  Office                                                                        Number of
                                   and                                                                        Portfolios in
                                Length of                                                                     Fund Complex
Name, (Age), Position(s)           Time        Principal Occupation(s) During Past 5 Years, Directorships      Overseen by
        With Fund                 Served*                          and Other Information                         Director
        ---------                 -------                          ---------------------                         --------
Kendall C. Peterson (46)        2001 to Date   Managing Director, J. & W. Seligman & Co. Incorporated               N/A
Vice President and                             since 2001; Vice President, Seligman High Income Fund
Portfolio Manager                              Series and Portfolio Manager of its High-Yield Bond
                                               Series.  Formerly, Vice President and Portfolio Manager and
                                               Desk Head for High Yield Mutual Funds with Fortis, Inc
                                               since 1999.  From 1985 through 1999, served in a variety of capacities with The Prudential Insurance Company of
                                               America, the last six years of which he was Vice President and Portfolio Manager for High Yield Mutual Funds.

Frederick J. Ruvkun (46)        2002 to Date   Managing Director, J. & W. Seligman & Co. Incorporated and           N/A
Vice President and                             Vice President and Portfolio Manager, Seligman Frontier Fund,
Portfolio Manager                              Inc.  Formerly, Portfolio Manager at Bessemer Trust.

Marion S. Schultheis (57)       1998 to Date   Managing Director, J. & W. Seligman & Co. Incorporated               N/A
Vice President and                             since May 1998and Vice President and Portfolio Manager,
Portfolio Manager                              Seligman Capital Fund, Inc. and Seligman Growth Fund,
                                               Inc..  Formerly, Managing Director at Chancellor LGT from
                                               October 1997 until May 1998; and Senior Portfolio Manager
                                               at IDS Advisory Group Inc. from August 1987 until October
                                               1997.

Steven A. Werber (37)           2000 to Date   Senior Vice President, J. & W. Seligman & Co. Incorporated           N/A
Vice President and                             since January 2000; Vice President and Co-Portfolio Manager,
Portfolio Manager                              Seligman Portfolios, Inc.  Formerly, Analyst and Portfolio
                                               Manager at Fidelity Investments International since 1996.

Paul H. Wick (40)               1994 to Date   Director and Managing Director, J. & W. Seligman & Co.               N/A
Vice President and                             Incorporated since November 1997 and January 1995,
Portfolio Manager                              respectively; Vice President and Portfolio Manager, Seligman
                                               Communications and Information Fund, Inc.  He joined J. & W.
                                               Seligman & Co. Incorporated in 1987 as an Associate,
                                               Investment Research.

Thomas G. Rose (45)             2000 to Date   Senior Vice President, Finance, J. & W. Seligman & Co.               N/A
Vice President                                 Incorporated, Seligman Advisors, Inc. and Seligman Data
                                               Corp.; Vice President of each of the investment companies of the Seligman Group of Funds** and of Seligman Services, Inc.
                                               and Seligman International, Inc.  Formerly, Treasurer of each of the investment companies of the Seligman Group of Funds and of Seligman Data Corp.

Lawrence P. Vogel (46)           V.P.: 1992    Senior Vice President and Treasurer, Investment Companies, J.        N/A
Vice President, Treasurer         to Date      & W. Seligman & Co. Incorporated; Vice President and
and Chief Financial Officer   Treas.: 2000 to  Treasurer of each of the investment companies of the Seligman
                                    Date       Group of Funds** and of Seligman Data Corp.  Formerly, Senior
                                               Vice President, Finance, J. & W. Seligman & Co. Incorporated,
                                               Seligman Advisors, Inc., Seligman International, Inc. and
                                               Seligman Data Corp.; Vice President, Seligman Services, Inc.;
                                               and Treasurer, Seligman International, Inc. and Seligman
                                               Henderson Co.

Frank J. Nasta (38)             1994 to Date   Managing Director, General Counsel and Corporate Secretary,          N/A
Secretary                                      J. & W. Seligman & Co. Incorporated; Secretary, of each of the investment companies of the Seligman Group of Funds**;
                                               and Corporate Secretary, Seligman Advisors, Inc., Seligman
                                               Services, Inc., Seligman International, Inc. and Seligman
                                               Data Corp.  Formerly, Corporate Secretary, Seligman Henderson
                                               Co. and Senior Vice President, Law and Regulation, J. & W.
                                               Seligman & Co. Incorporated.

-------------
* Each Director serves for an indefinite term, until the election and qualification of a successor or until his or her earlier death, resignation or removal. Each officer is elected annually by the Board.

** The Seligman Group of Funds consists of twenty-two registered investment companies.

*** Mr. Guidone, Mr. Morris and Mr. Zino are considered "interested persons" of the Fund, as defined in the 1940 Act, by virtue of their positions with
      J. & W. Seligman & Co. Incorporated and its affiliates.

The standing committees of the Board include the Board Operations Committee, Audit Committee and Director Nominating Committee. These Committees are comprised solely of Directors who are not "interested" persons of the Fund as that term is defined in the 1940 Act. The duties of these Committees are described below.


Board Operations Committee. This Committee has authority generally to direct the operations of the Board, including the nomination of members of other Board Committees and the selection of legal counsel for the Corporation. The Committee met four times during the year ended December 31, 2002. Members of the Committee are Messrs. McPherson (Chairman), Galvin, Merow, Richie, Riordan, Shafer and Whitson, and Dr. Ilchman and Ms. Michel.

Audit Committee. This Committee recommends the independent public accountants for selection as auditors by the Board annually. In addition, the Committee assists the Board in its oversight of the Fund's financial reporting process and operates pursuant to a written charter. The Committee met twice during the year ended December 31, 2002. Members of the Committee are Messrs. Whitson (Chairman), Galvin, Merow, and Richie, and Ms. Michel.

Director Nominating Committee. This Committee selects and nominates persons for election as Directors by the Board. In addition, if a shareholder meeting is held where Directors are to be elected, the Committee will select and nominate persons for election as Directors at such shareholder meeting. The Committee will consider suggestions from shareholders submitted in writing to the Secretary of the Fund. The Committee met three times during the year ended December 31, 2002. Members of the Committee are Messrs. Shafer (Chairman), McPherson and Riordan, and Dr. Ilchman.


Beneficial Ownership of Shares


As of December 31, 2002, the Directors beneficially owned shares in the Portfolios and the Seligman Group of Funds as follows:

                                                              Aggregate Dollar Range of Shares
                      Dollar Range of Shares Owned By         Owned by Director in the Seligman
      Name               Director in the Portfolios                       Group of Funds
      ----               --------------------------                       --------------
-----------------------------------------------------------------------------------------------------
                          INDEPENDENT DIRECTORS
-----------------------------------------------------------------------------------------------------
John R. Galvin                      None                                $10,001-$50,000
Alice S. Ilchman                    None                                 Over $100,000
Frank A. McPherson                  None                                 Over $100,000
John E. Merow                       None                                 Over $100,000
Betsy S. Michel                     None                                 Over $100,000
Leroy C. Richie                     None                                $10,001-$50,000
James Q. Riordan                    None                                 Over $100,000
Robert L. Shafer                    None                                 Over $100,000
James N. Whitson                    None                                 Over $100,000
-----------------------------------------------------------------------------------------------------
                          INTERESTED DIRECTORS
-----------------------------------------------------------------------------------------------------
Paul C. Guidone                     None                                 Over $100,000
William C. Morris                   None                                 Over $100,000
Brian T. Zino                       None                                 Over $100,000

Compensation


                                                         Pension or               Total Compensation
                                    Aggregate        Retirement Benefits               from Fund
        Name and                   Compensation       Accrued as part of            and Fund Complex
    Position with Fund             From Fund (1)        Fund Expenses          Paid to Directors (1)(2)
    ------------------             -------------        -------------          ------------------------
John R. Galvin, Director               $9,155                N/A                        $99,000
Alice S. Ilchman, Director              8,351                N/A                         93,000
Frank A. McPherson, Director            8,754                N/A                         96,000
John E. Merow, Director                 9,155                N/A                         99,000
Betsy S. Michel, Director               9,155                N/A                         99,000
James C. Pitney, Director (3)           2,631                N/A                         30,000
Leroy C. Richie, Director               9,330                N/A                         99,000
James Q. Riordan, Director              8,753                N/A                         96,000
Robert L. Shafer, Director              8,754                N/A                         91,500
James N. Whitson, Director              9,155(4)             N/A                         99,000(4)

-------------
(1)   For the Fund's year ended December 31, 2002.

(2)   The Seligman Group of Funds consists of twenty-two investment companies.

(3)   Mr. Pitney retired from the Board of Directors effective May 16, 2002.

(4)   Deferred.

No compensation is paid by the Fund to Directors or officers who are employees of Seligman.

The Fund has adopted a deferred compensation plan under which independent directors may elect to defer receiving their fees. A director who has elected deferral of his or her fees may choose a rate of return equal to either (1) the interest rate on short-term Treasury Bills, or (2) the rate of return on the shares of certain of the investment companies advised by J. & W. Seligman & Co. Incorporated (Seligman), as designated by the director. The cost of such fees and earnings is included in the directors' fees and expenses, and the accumulated balance thereof is included in other liabilities in the Fund's financial statements.

Messrs. Merow and Whitson no longer defers current compensation; however, they have accrued deferred compensation (including earnings/losses) in the amounts of $6,324 and $42,500 , respectively, as of December 31, 2002.


The Fund may, but is not obligated to, purchase shares of the other funds in the Seligman Group of Funds to hedge its obligations in connection with the Fund's deferred compensation plan (except Seligman Cash Management Portfolio, which is obligated to purchase shares of the Seligman Group of Funds).

Code of Ethics

Seligman, Seligman Advisors, Inc. (Seligman Advisors), their subsidiaries and affiliates, and the Seligman Group of Funds have adopted a Code of Ethics that sets forth the circumstances under which officers, directors and employees (collectively, Employees) are permitted to engage in personal securities transactions. The Code of Ethics proscribes certain practices with regard to personal securities transactions and personal dealings, provides a framework for the reporting and monitoring of personal securities transactions by Seligman's Director of Compliance, and sets forth a procedure of identifying, for disciplinary action, those individuals who violate the Code of Ethics. The Code of Ethics prohibits Employees (including all investment team members) from purchasing or selling any security or an equivalent security that is being purchased or sold by any client, or where the Employee intends, knows of another's intention, to purchase or sell the security on behalf of a client. The Code also prohibits all Employees from acquiring securities in a private placement or in an initial or secondary public offering unless an exemption has been obtained from Seligman's Director of Compliance.


The Code of Ethics prohibits (1) each portfolio manager or member of an investment team from purchasing or selling any security within seven calendar days either before or after the purchase or sale of the security by a client's account (including investment company accounts) that the portfolio manager or investment team manages; (2) each Employee from profiting from short-term trading (a profitable purchase and sale or vice-versa within 60 days); and (3) each member of an investment team from profiting from short sales of a security if, at that time, any client managed by that team has a long position in that security. Any profit realized pursuant to any of these prohibitions must be disgorged to a charitable organization.

Employees are required, except under very limited circumstances, to engage in personal securities transactions through Seligman's order desk or through an authorized dealer or financial advisor designated by Seligman. All Employee personal securities transactions must be pre-cleared by Seligman's compliance department. The compliance department and the order desk maintain a list of securities that may not be purchased due to a possible conflict with clients. All Employees are also required to disclose all securities beneficially owned by them upon commencement of employment and at the end of each calendar year.

A copy of the Code of Ethics is on public file with, and is available upon request from, the Securities and Exchange Commission (SEC). You can access it through the SEC's Internet site, www.sec.gov.


               Control Persons and Principal Holders of Securities

Control Persons

As of March 31, 2003, there was no person or persons who controlled a Portfolio, either through a significant ownership of shares or any other means of control.

Principal Holders

As of March 31, 2003, the following shareholders were known by the Fund to own of record more than 5% of the outstanding shares of a class of a Portfolio:

            Portfolio and Class                            Shareholder Name and Address           Percent of Class
            -------------------                            ----------------------------           ----------------
Capital Portfolio-Class 1                            Canada Life Insurance Company of America           96.42%
                                                     6201 Powers Ferry Road, NW
                                                     Atlanta, GA 30339

Capital Portfolio-Class 2                            Kansas City Life Insurance Company                 95.41%
                                                     P.O. Box 219139
                                                     Kansas City, MO 64111

Cash Management Portfolio-Class 1                    Canada Life Insurance Company of America           98.62%
                                                     6201 Powers Ferry Road, NW
                                                     Atlanta, GA 30339

Common Stock Portfolio-Class 1                       Canada Life Insurance Company of America           96.21%
                                                     6201 Powers Ferry Road, NW
                                                     Atlanta, GA 30339

Communications and Information Portfolio-Class 1     Canada Life Insurance Company of America           97.15%
                                                     6201 Powers Ferry Road, NW
                                                     Atlanta, GA 30339

Communications and Information Portfolio-Class 2     Conseco Variable Insurance Co.                     42.40%
                                                     Separate Accounts
                                                     11825 N. Pennsylvania St.
                                                     Carmel, IN 46032

Communications and Information Portfolio-Class 2     Kansas City Life Insurance Company                 27.12%
                                                     P.O. Box 219139
                                                     Kansas City, MO 64111

Communications and Information Portfolio-Class 2     First Variable Life Insurance                      22.57%
                                                     P.O. Box 830765
                                                     Birmingham, AL 35283-0765

            Portfolio and Class                            Shareholder Name and Address           Percent of Class
            -------------------                            ----------------------------           ----------------
Communications and Information Portfolio-Class 2     The Union Central Life Insurance Company            6.10%
                                                     1876 Waycross Road
                                                     Cincinnati, OH 45240

Frontier Portfolio-Class 1                           Canada Life Insurance Company of America           95.67%
                                                     6201 Powers Ferry Road, NW
                                                     Atlanta, GA 30339

Global Growth Portfolio-Class 1                      Canada Life Insurance Company of America           88.37%
                                                     6201 Powers Ferry Road, NW
                                                     Atlanta, GA 30339
Global Growth Portfolio-Class 1                      Canada Life Insurance Company of New York          11.63%
                                                     410 Saw Mill River Road
                                                     Ardsley, NY 10502

Global Smaller Companies Portfolio-Class 1           Canada Life Insurance Company of America           95.60%
                                                     6201 Powers Ferry Road, NW
                                                     Atlanta, GA 30339

Global Technology Portfolio-Class 1                  Canada Life Assurance Co.                          52.01%
                                                     Securities Accounting
                                                     330 University Ave.
                                                     FL SP-12
                                                     Toronto, Ontario
                                                     MG5 1R8

Global Technology Portfolio-Class 1                  Allianz Life                                       44.80%
                                                     5701 Golden Hills Dr.
                                                     P.O. Box 1117
                                                     Minneapolis, MN 55440

Global Technology Portfolio-Class 2                  Conseco Variable Insurance Co.                     91.00%
                                                     Separate Accounts
                                                     11825 N. Pennsylvania St.
                                                     Carmel, IN 46032

High-Yield Bond Portfolio-Class 1                    Canada Life Insurance Company of America           94.85%
                                                     6201 Powers Ferry Road, NW
                                                     Atlanta, GA 30339

High-Yield Bond Portfolio-Class 1                    Canada Life Insurance Company of New York           5.15%
                                                     410 Saw Mill River Road
                                                     Ardsley, NY 10502

Income Portfolio-Class 1                             Canada Life Insurance Company of America           91.14%
                                                     6201 Powers Ferry Road, NW
                                                     Atlanta, GA 30339

Income Portfolio-Class 1                             Canada Life Insurance Company of New York           8.86%
                                                     410 Saw Mill River Road
                                                     Ardsley, NY 10502

International Growth Portfolio-Class 1               Canada Life Insurance Company of America           98.07%
                                                     6201 Powers Ferry Road, NW
                                                     Atlanta, GA 30339

            Portfolio and Class                            Shareholder Name and Address           Percent of Class
            -------------------                            ----------------------------           ----------------
Investment Grade Fixed Income Portfolio-Class 1      Canada Life Insurance Company of America           94.73%
                                                     6201 Powers Ferry Road, NW
                                                     Atlanta, GA 30339

Investment Grade Fixed Income Portfolio-Class 1      Canada Life Insurance Company of New York           5.27%
                                                     410 Saw Mill River Road
                                                     Ardsley, NY 10502

Large-Cap Growth Portfolio-Class 1                   Canada Life Insurance Company of America           83.43%
                                                     6201 Powers Ferry Road, NW
                                                     Atlanta, GA 30339

Large-Cap Growth Portfolio-Class 1                   Seligman Advisors, Inc.                            16.57%
                                                     100 Park Ave.
                                                     New York, NY 10017

Large-Cap Value Portfolio-Class 1                    Canada Life Insurance Company of America           96.13%
                                                     6201 Powers Ferry Road, NW
                                                     Atlanta, GA 30339

Small-Cap Value Portfolio-Class 1                    Allianz Life                                       65.37%
                                                     5701 Golden Hills Dr.
                                                     P.O. Box 1117
                                                     Minneapolis, MN 55440

Small-Cap Value Portfolio-Class 1                    Merrill Lynch Insurance Group Services             28.88%
                                                     4804 Deer Lake Dr. E.
                                                     Bldg. 3 - 4th Floor
                                                     Jacksonville, FL 32246

Small-Cap Value Portfolio-Class 1                    Canada Life Insurance Company of America            5.40%
                                                     6201 Powers Ferry Road, NW
                                                     Atlanta, GA 30339

Small-Cap Value Portfolio-Class 2                    The Union Central Life Insurance Company           51.63%
                                                     1876 Waycross Road
                                                     Cincinnati, OH 45240

Small-Cap Value Portfolio-Class 2                    Canada Life Assurance Co.                          30.48%
                                                     Securities Accounting
                                                     330 University Ave.
                                                     FL SP-12
                                                     Toronto, Ontario
                                                     MG5 1R8

Small-Cap Value Portfolio-Class 2                    First Variable Life Insurance                      13.93%
                                                     P.O. Box 830765
                                                     Birmingham, AL 35283-0765

Management Ownership

As of March 31, 2003, the directors or officers did not own any Class 1 or Class 2 shares of any Portfolio.

                     Investment Advisory and Other Services

Investment Manager


Subject to the control of the Board of Directors of the Fund, Seligman manages the investment of the assets of each Portfolio of the Fund and administers its business and other affairs pursuant to a management agreement approved by the Board of Directors (Management Agreement). Seligman also serves as investment manager to twenty-one other US registered investment companies which, together with the Fund, make up the "Seligman Group of Funds." There are no other management-related service contracts under which services are provided to the Portfolios of the Fund. No person or persons, other than the directors, officers or employees of Seligman or the Fund, regularly advise the Fund with respect to the Portfolios' investments.

Seligman is a successor firm to an investment banking business founded in 1864 which has thereafter provided investment services to individuals, families, institutions, and corporations. Mr. William C. Morris, Chairman of Seligman and Chairman of the Board of Directors and Chairman of the Fund, owns a majority of the outstanding voting securities of Seligman and is a controlling person of Seligman. See Appendix B to this SAI for information regarding the history of Seligman.

All of the officers of the Fund listed above are officers or employees of Seligman. Their affiliations with the Fund and Seligman are provided under their principal business occupations.

Each Portfolio pays Seligman a management fee for its services, equal to a percentage of the Portfolio's average daily net assets. For the year ended December 31, 2002, the percentages were as follows:


                                                        Management Fee Rate
                                                             as a % of
 Portfolio                                            Average Daily Net Assets
 ---------                                            ------------------------
 Seligman Capital Portfolio                                     .40%
 Seligman Cash Management Portfolio                             .40%
 Seligman Common Stock Portfolio                                .40%
 Seligman Communications and Information Portfolio              .75%
 Seligman Frontier Portfolio                                    .75%
 Seligman Global Growth Portfolio                    1.00% on first $1 billion;
                                                      .95% on next $1 billion;
                                                          .90% thereafter
 Seligman Global Smaller Companies Portfolio         1.00% on first $1 billion;
                                                      .95% on next $1 billion;
                                                          .90% thereafter
 Seligman Global Technology Portfolio                1.00% on first $2 billion;
                                                      .95% on next $2 billion;
                                                          .90% thereafter
 Seligman High-Yield Bond Portfolio                             .50%
 Seligman Income Portfolio                                      .40%
 Seligman International Growth Portfolio             1.00% on first $1 billion;
                                                      .95% on next $1 billion;
                                                          .90% thereafter
 Seligman Investment Grade Fixed Income Portfolio               .40%
 Seligman Large-Cap Growth Portfolio                 .70% on first $1 billion;
                                                      .65% on next $1 billion;
                                                          .60% thereafter
 Seligman Large-Cap Value Portfolio                 .80% on first $500 million;
                                                     .70% on next $500 million;
                                                          .60% thereafter
 Seligman Small-Cap Value Portfolio                 1.00% on first $500 million;
                                                     .90% on next $500 million;
                                                          .80% thereafter

The following table indicates the management fees paid (or waived, in the case of Seligman Cash Management Portfolio for the years 2001 and 2000) and the amount of expense reimbursements by Seligman for the years ended December 31, 2002, 2001 and 2000*:

                                                              2002                        2001                       2000
                                                              ----                        ----                       ----
                                                                                                Waiver/                    Waiver/
                                                                                               Reimburs-                 Reimburse-
Portfolio                                              Fee       Reimbursement     Fee           ement        Fee           ment
---------                                              ---       -------------     ---           -----        ---           ----
Seligman Capital Portfolio                          $   81,162     $    1,355   $  122,272    $   26,421   $  168,626            --
Seligman Cash Management Portfolio                      37,664             --       58,419        95,036       51,819    $   93,572
Seligman Common Stock Portfolio                         74,068             --      110,069            --      156,798            --
Seligman Communications and Information Portfolio      666,520             --    1,036,033            --    1,546,354            --
Seligman Frontier Portfolio                             75,190             --      105,612        31,880      168,987        51,806
Seligman Global Growth Portfolio                        35,519         24,042       60,411        20,307       94,384        28,897
Seligman Global Smaller Companies Portfolio             80,577         60,510      115,949        64,573      185,980            --
Seligman Global Technology Portfolio                   159,972         64,791      229,724        48,187      316,305            --
Seligman High-Yield Bond Portfolio                      51,653             --       67,105        10,334      102,563        16,378
Seligman Income Portfolio                               15,340         13,815       19,211        18,236       28,122        16,141
Seligman International Growth Portfolio                 40,978         22,917       58,733        23,484       87,653        55,490
Seligman Investment Grade Fixed Income Portfolio        31,809             --       27,186         8,779       22,477        13,276
Seligman Large-Cap Growth Portfolio                     19,167          8,423       30,538        16,934       44,714        30,974
Seligman Large-Cap Value Portfolio                      50,933             --       51,296        17,199       42,156        22,314
Seligman Small-Cap Value Portfolio                   1,283,723             --      519,314        15,582       75,163        34,003

------------
* Seligman waived all or a portion of its management fees in 2001 and 2000 in respect of Seligman Cash Management Portfolio, and waived expenses for certain other Portfolios during the periods presented, in whole or in part, due to expense caps and other voluntary fee waivers. There is no assurance that Seligman will continue this practice in the future.

Seligman currently reimburses expenses of the Portfolios, other than management and 12b-1 fees, that exceed the following rates per annum of average daily net assets of each Portfolio:

--------------------------------------------------------------------------------------------
Portfolio               Rate    Portfolio            Rate    Portfolio            Rate
---------               ----    ---------            ----    ---------            ----
--------------------------------------------------------------------------------------------
Capital                 0.40%   Global Growth        0.40%   International        0.40%
                                                             Growth
--------------------------------------------------------------------------------------------
Cash Management         0.30    Global Smaller       0.40    Investment Grade     0.45
                                Companies
--------------------------------------------------------------------------------------------
Common Stock            0.40    Global Technology    0.40    Large-Cap Growth     0.45
--------------------------------------------------------------------------------------------
Communications and                                   0.50                         0.40
Information             0.40    High-Yield Bond              Large-Cap Vlaue
--------------------------------------------------------------------------------------------
Frontier                0.75    Income               0.55    Small-Cap Value      0.20
--------------------------------------------------------------------------------------------

On November 21, 2002, at a meeting of the Board of Directors, the Board did not renew the sub-advisory agreement (Sub-advisory Agreement) for the sub-advisory services of Henderson Investment Management Limited (HIML) in respect of the Global Smaller Companies Portfolio. As a result, the Sub-advisory Agreement expired on December

31, 2002. HIML continued to provide investment advice, research and other assistance with respect to the Global Smaller Companies Portfolio's non-US investments through December 31, 2002. Thereafter, Seligman assumed full responsibility for the Global Smaller Companies Portfolio's non-US investments. HIML no longer furnishes any sub-advisory services with respect to the Portfolios.





The Management Agreements provide that Seligman, will not be liable to the Fund for any error of judgment or mistake of law, or for any loss arising out of any investment, or for any act or omission in performing their duties under the Management Agreements, except for willful misfeasance, bad faith, gross negligence, or reckless disregard of their obligations and duties under the Management Agreements.

The Fund pays all its expenses other than those assumed by Seligman, including shareholder servicing and distribution (12b-1) fees, fees and expenses of independent attorneys and auditors, taxes and governmental fees, including fees and expenses of qualifying the Fund and its shares under Federal securities laws, expenses of printing and distributing reports, notices and proxy materials to shareholders, expenses of printing and filing reports and other documents with governmental agencies, expenses of shareholders' meetings, expenses of corporate data processing and related services, shareholder record keeping and shareholder account services, fees and disbursements of transfer agents and custodians, fees and expenses of Directors of the Fund not employed by or serving as a Director of Seligman or its affiliates, insurance premiums and extraordinary expenses such as litigation expenses. The Fund's expenses are allocated among the Portfolios in a manner determined by the Directors to be fair and equitable.


The Management Agreement with respect to Seligman Capital Portfolio, Seligman Cash Management Portfolio, Seligman Common Stock Portfolio, Seligman Income Portfolio and Seligman Investment Grade Fixed Income Portfolio was approved by the Board of Directors on September 30, 1988 and by shareholders at a Special Meeting held on December 16, 1988. The Management Agreement with respect to the Seligman International Growth Portfolio was approved by the Board of Directors on March 18, 1993. The Management Agreements with respect to Seligman Communications and Information Portfolio, Seligman Frontier Portfolio, and Seligman Global Smaller Companies Portfolio were approved by the Board of Directors on July 21, 1994. The Management Agreement with respect to Seligman High-Yield Bond Portfolio was approved by the Board of Directors on March 16, 1995. The Management Agreement with respect to Seligman Global Growth Portfolio and Seligman Global Technology Portfolio was approved by the Board of Directors on March 21, 1996. The Management Agreement with respect to Seligman Large-Cap Value Portfolio and Seligman Small-Cap Value Portfolio was approved by the Board of Directors on March 19, 1998 and by the sole shareholder of each Portfolio on April 30, 1998. The Management Agreement with respect to Seligman Large-Cap Growth Portfolio was approved by the Board of Directors on March 18, 1999. The Management Agreements will continue in effect until December 31 of each year, with respect to each Portfolio if (1) such continuance is approved in the manner required by the 1940 Act (by a vote of a majority of the Board of Directors or of the outstanding voting securities of the Portfolios and by a vote of a majority of the Directors who are not parties to the Management Agreements or interested persons of any such party) and (2) Seligman shall not have notified the Fund at least 60 days prior to the anniversary date of the previous continuance that it does not desire such continuance. The Management Agreements may be terminated at any time with respect to any or all Portfolios, by the Fund, without penalty, on 60 days written notice to Seligman. Seligman may terminate the Management Agreements at any time upon 60 days written notice to the Fund. The Management Agreements will terminate automatically in the event of their assignment. The Fund has agreed to change its name upon termination of the Management Agreements if continued use of the name would cause confusion in the context of Seligman's business.


At the November 21, 2002 Board of Directors meeting, the Board unanimously approved the continuance of the Management Agreements with Seligman with respect to each Portfolio. In preparation for the meeting, the Board requested and reviewed a wide variety of materials from Seligman, including extensive performance and expense information for other mutual funds compiled by third parties, and the Independent Directors conferred with their counsel at the meeting prior to voting. In their determinations with respect to continuance of the Management Agreements, the Board considered many factors, including, but not limited to: (1) the investment results achieved by Seligman for the Portfolios (including investment performance comparisons with other comparable investment companies and certain indices); (2) the nature and quality of the administrative services rendered by Seligman; (3) the payments received by Seligman and its affiliates from all sources involving each of the Portfolios and the other investment companies in the Seligman Group of Funds; (4) the costs borne by, and profitability of, Seligman and its affiliates in providing service of all types to the Portfolios and to the other investment companies in the Seligman Group;
(5) information concerning each Portfolio's expense ratios and competitive industry fee structures and expense ratios, including, specifically, the relationship of the Portfolios' management fee rates to those typically paid by similar funds; (6) Seligman's policies and practices regarding allocation of portfolio transactions, including the use of brokers or dealers that provided research and other services to Seligman and the benefits derived from such services to the Portfolios and to Seligman; (7) portfolio turnover for the Portfolios and other comparable investment companies; (8) Seligman's willingness to consider and, when desirable, implement organizational and operational changes designed to improve investment results; and (9) the fall-out benefits which Seligman and its affiliates receive from Seligman's relationship to the Portfolios. In its deliberations, the Board did not identify any particular information that was all-important or controlling. Rather, the Board evaluated all information available to it and determined that the overall arrangement between each Portfolio and Seligman, as reflected in the Management Agreements, were fair and reasonable in light of the services performed, expenses incurred and such other matters as the Board (and each Director) considered relevant in the exercise of its reasonable judgment.


Certain of the factors addressed by the Board in reaching its determination are discussed in more detail below.


Portfolio Performance. The Board of Directors considered the performance of the Portfolios as compared to the performance of other comparable mutual funds and as compared to appropriate securities indices. Directors also considered the nature and quality of the investment advice rendered by Seligman. In addition to the information received by the Directors in connection with the November 21, 2002 Board of Directors meeting, the Board receives detailed information related to performance of the Portfolios at each Board meeting during the year. The Board considered organizational and operational changes, as well as changes in personnel, designed to improve investment results of the Seligman Common Stock Portfolio, Seligman High-Yield Bond Portfolio and Seligman Income Portfolio that had been made in the prior year and had been previously reported by Seligman to the Board.


Expenses of the Fund. The Board also considered the management fee rates paid by the Portfolios to Seligman and the other expenses of the Portfolios, in comparison to both the quality of services provided and the fees and expenses of funds with similar characteristics.


Costs of Providing Service and Profitability. The Directors reviewed information concerning profitability of Seligman's investment advisory and investment company activities and its financial condition based on results for 2001 and 2002 (through September 30) and estimates for full-year 2002. The information considered by the Board of Directors included operating profit margin information for Seligman's investment company business alone (i.e., excluding results of its affiliates) and on a consolidated basis. The Board of Directors also reviewed profitability data and estimated profitability data for each of the investment companies of the Seligman Group of Funds on a fund-by-fund basis. The Board of Directors reviewed certain assumptions and methods of allocation used by Seligman in preparing fund-specific profitability data. While Seligman believes that the methods of allocation used were reasonable, there are limitations inherent in allocating costs to multiple individual advisory products served by an organization such as Seligman's where each of the advisory products draws on, and benefits from, the pooled research of the organization.


Principal Underwriter


Seligman Advisors, Inc., an affiliate of Seligman, 100 Park Avenue, New York, New York 10017, acts a general distributor of the shares of the Portfolios and of each of the mutual funds in the Seligman Group. Seligman Advisors is an "affiliated person" (as defined in the 1940 Act) of Seligman, which is itself an affiliated person of the Fund. Those individuals identified above under "Management Information" as directors or officers of both the Fund and Seligman Advisors are affiliated persons of both entities.


Services Provided by the Investment Manager


Pursuant to Management Agreements between the Fund and Seligman in respect of the Portfolios and subject to the control of the Board of Directors, Seligman manages the investment of the assets of the Fund's Portfolios, including making purchases and sales of portfolio securities consistent with each Portfolio's investment objectives and policies, and administers the Fund's business and other affairs. Seligman provides the Fund with such office space, administrative and other services and executive and other personnel as are necessary for Fund operations. Seligman pays all of the compensation of directors and/or officers of the Fund who are employees or consultants of Seligman.


Service Agreements

There are no other management-related service contracts under which services are provided to the Fund.

Other Investment Advice


No person or persons, other than directors, officers, or employees of Seligman, regularly advise the Fund's Portfolios with respect to their investments.

Rule 12b-1 Plan

Each Portfolio has adopted a Shareholder Servicing and Distribution Plan (12b-1
Plan) with respect to each Portfolio's Class 2 shares in accordance with Section 12(b) of the 1940 Act and Rule 12b-1 thereunder.


Under the 12b-1 Plan, each Portfolio, with respect to Class 2 shares, is authorized to pay monthly to Seligman Advisors, an annual shareholder servicing and distribution fee of up to 0.25% of the average daily net assets attributable to Class 2 shares. Seligman Advisors uses this fee to make payments to participating insurance companies or their affiliates for services that the participating insurance companies provide to Contract owners of Class 2 shares including, but not limited to, (1) the printing and delivering of prospectuses, statements of additional information, shareholder reports, proxy statements and marketing materials related to the Portfolios to current Contract owners, (2) providing facilities to answer questions from current Contract owners about the Portfolios, (3) receiving and answering correspondence, (4) providing information to Seligman and to Contract owners with respect to shares of the Portfolios attributable to Contract owner Accounts, (5) complying with federal and state securities laws pertaining to the sale of shares of the Portfolios,
(6) assisting Contract owners in completing application forms and selecting dividend and other Account options, and (7) other distribution related services. The participating insurance companies will also provide such office space and equipment, telephone facilities, and personnel as may be reasonably necessary or beneficial in order to provide such services to owners. The total amounts paid by the Seligman Capital Portfolio, Seligman Communications and Information Portfolio, Seligman Global Technology Portfolio and Seligman Small-Cap Value Portfolio to Seligman Advisors in respect of Class 2 shares for the year ended December 31, 2002 and such amounts stated as a percentage of those Portfolios' Class 2 shares' average daily net assets, are as follows:

                                                                  % of Average
       Portfolio*                                Total Fees Paid   Net Assets
       ----------                                ---------------   ----------
       Seligman Capital Portfolio                    $ 8,373           0.25%

       Seligman Communications and Information
         Portfolio                                    28,806           0.25
       Seligman Global Technology Portfolio            3,256           0.15
       Seligman Small-Cap Value Portfolio             15,245           0.19

* There were no Class 2 shares issued or outstanding during the year ended December 31, 2002 with respect to the other Portfolios of the Fund.


Seligman, in its sole discretion, may also make similar payments to Seligman Advisors and participating insurance companies from its own resources, which may include the management fee that Seligman receives from the Portfolios. Payments made by the Portfolios under the 12b-1 Plan are intended to be used to encourage sales of Class 2 shares to Contract owners, as well as to discourage redemptions and/or exchanges.

Fees paid by each Portfolio under the 12b-1 Plan in respect of Class 2 shares may not be used to pay expenses incurred solely in respect of Class 1 shares or any other Seligman mutual fund.

The amounts expended by Seligman Advisors in any one year with respect to Class 2 shares of a Portfolio may exceed the 12b-1 fees paid by the Portfolio in that year. Each Portfolio's 12b-1 Plan permits expenses incurred by Seligman Advisors in respect of Class 2 shares in one fiscal year to be paid from Class 2 12b-1 fees in any other fiscal year; however, in any fiscal year the Portfolios are not obligated to pay any 12b-1 fees in excess of those described above.

The 12b-1 Plan was approved with respect to the Class 2 shares of each Portfolio on March 16, 2000 by the Board of Directors, including a majority of the Directors who are not "interested persons" (as defined in the 1940 Act) of the Fund and who had no direct or indirect financial interest in the operation of the 12b-1 Plan or in any agreement related to the Plan (Qualified Directors). The 12b-1 Plan will continue in effect until December 31 of each year, so long as such continuance is approved annually by a majority vote of both the Directors and the Qualified Directors of the Fund, cast in person at a meeting called for the purpose of voting on such approval. The 12b-1 Plans may not be amended to increase materially the amounts payable to Seligman Advisors without the approval of a majority of the outstanding voting securities of the relevant class. No material amendment to the 12b-1 Plans may be made except by a majority of both the Directors and Qualified Directors.

The 12b-1 Plans require that the Treasurer of the Fund shall provide to the Directors, and the Directors shall review, at least quarterly, a written report of the amounts expended (and purposes therefor) under the Plans. Rule 12b-1 also requires that the selection and nomination of Directors who are not "interested persons" of the Fund be made by such disinterested Directors. The 12b-1 Plans will be reviewed by the Directors annually.

        Brokerage Allocation, Portfolio Transactions and Other Practices

Brokerage Transactions


In directing transactions involving exchange-listed securities, Seligman will seek the most favorable price and execution, and consistent with that policy may give consideration to the research, statistical, and other services furnished by brokers or dealers to Seligman for its use. In addition, Seligman is authorized to place orders with brokers who provide supplemental investment and market research and security and economic analysis, although the use of such brokers may result in a higher brokerage charge to a Portfolio than the use of brokers selected solely on the basis of seeking the most favorable price and execution although such research and analysis received may be useful to Seligman in connection with their services to other clients as well as to the Portfolios.


Portfolio Transactions


Portfolio transactions for Seligman Cash Management Portfolio, Seligman High-Yield Bond Portfolio and Seligman Investment Grade Fixed Income Portfolio, which invest in debt securities generally traded in the over-the-counter market, and transactions by any of the other Portfolios in debt securities traded on a "principal basis" in the over-the-counter market are normally directed by Seligman to dealers in the over-the-counter market acting as principal, except dealers with which their directors or officers are affiliated.

Brokerage commissions of each Portfolio (except Seligman Cash Management Portfolio and Seligman Investment Grade Fixed Income Portfolio) for the years ended December 31, 2002, 2001 and 2000, are set forth in the following table:

                                                    Total Brokerage Commissions Paid for
                                                    Execution and Statistical Services(1)
                                                    -------------------------------------
Portfolio                                               2002         2001         2000
---------                                               ----         ----         ----
Seligman Capital Portfolio                            $123,842     $115,146     $ 78,499
Seligman Common Stock Portfolio                         59,225       35,282       48,142
Seligman Communications and Information Portfolio      331,103      237,295      229,089
Seligman Frontier Portfolio                             36,294       39,312       49,089
Seligman Global Growth Portfolio                        24,590       35,791       39,803
Seligman Global Smaller Companies Portfolio             31,576       33,744       30,904
Seligman Global Technology Portfolio                   132,727      114,614      101,304
Seligman High-Yield Bond Portfolio                         -0-          682          395
Seligman Income Portfolio                                7,281        3,195        5,312
Seligman International Growth Portfolio                 35,081       44,830       94,392
Seligman Large-Cap Growth Portfolio                     10,627       12,673       13,781
Seligman Large-Cap Value Portfolio                       9,720        9,747        7,425
Seligman Small-Cap Value Portfolio                     432,655      257,964       37,134

--------------
(1)   Not including any spreads on principal transactions on a net basis.


Commissions


For the years ended December 31, 2002, 2001 and 2000, the Fund did not execute any portfolio transactions with, and therefore did not pay any commissions to, any broker affiliated with either the Fund, Seligman, HIML, or Seligman Advisors.


Brokerage Selection


Consistent with the rules of the National Association of Securities Dealers, Inc. and other applicable laws, and subject to seeking the most favorable price and execution available when buying and selling portfolio securities, and such other policies as the Directors may determine, Seligman gives consideration to the research, statistical, and other services furnished by brokers or dealers to Seligman for its use, as well as the general attitude toward and support of investment companies demonstrated by such brokers or dealers. Such services include supplemental investment research, analysis, and reports concerning issuers, industries, and securities deemed by Seligman to be beneficial to the Fund. In addition, Seligman is authorized to place orders with brokers who provide supplemental investment and market research and security and economic analysis although the use of such brokers may result in a higher brokerage charge to the Fund than the use of brokers selected solely on the basis of seeking the most favorable price and execution and although such research and analysis may be useful to Seligman in connection with its services to clients other than the Fund.


Directed Brokerage


During the Fund's year ended December 31, 2002, neither the Fund nor Seligman, nor HIML, through an agreement or understanding with a broker, or otherwise through an internal allocation procedure, directed any of the Fund's brokerage transactions to a broker because of research services provided.


Regular Broker-Dealers


During the Fund's year ended December 31, 2002, certain of the Portfolios of the Fund acquired securities of its regular brokers or dealers (as defined in Rule 10b-1 under the 1940 Act) or of their parents, as follows:

-------------------------------------------------------------------------------------------------------------------
                                                                Broker or Dealer or               Owned at
                       Portfolios                                     Parent                  December 31, 2002
                       ----------                                     ------                  -----------------
-------------------------------------------------------------------------------------------------------------------
Seligman Common Stock Portfolio                           Citigroup, Inc., parent                 $315,654
Seligman Income Portfolio                                 company of Salomon Smith Barney           59,929
Seligman Large-Cap Growth Portfolio                                                                 14,076
Seligman Large-Cap Value Portfolio                                                                 175,950
-------------------------------------------------------------------------------------------------------------------
Seligman Income and Growth Portfolio                      Merrill Lynch & Co.,                    $ 35,059
Seligman Investment Grade Fixed Income Portfolio          Incorporated, parent company             123,078
                                                          of Merrill Lynch, Pierce,
                                                          Fenner & Smith Incorporated
-------------------------------------------------------------------------------------------------------------------
Seligman Common Stock Portfolio                           JP Morgan Chase Bank, an                $202,080
Seligman Income Portfolio                                 affiliate of JP Morgan Chase &            43,026
Seligman Investment Grade Fixed Income Portfolio          Co.                                       50,728
Seligman Large-Cap Value Portfolio                                                                 144,000
-------------------------------------------------------------------------------------------------------------------
Seligman Common Stock Portfolio                           The Bear Stearns Companies,             $230,472
Seligman Income Portfolio                                 Inc., parent company of Bear              62,522
Seligman Investment Grade Fixed Income Portfolio          Stearns, Inc.                             51,252

-------------------------------------------------------------------------------------------------------------------
Seligman Income Portfolio                                 Bank of America Corp., parent           $ 61,917
Seligman Investment Grade Fixed Income Portfolio          company of Bank of America               111,716
                                                          Securities
-------------------------------------------------------------------------------------------------------------------
Seligman Income Portfolio                                 Morgan Stanley, parent company          $ 21,209
Seligman Investment Grade Fixed Income Portfolio          of Morgan Stanley Group                  100,175

-------------------------------------------------------------------------------------------------------------------
Seligman Income Portfolio                                 Goldman Sachs & Co.                     $ 10,101
Seligman Investment Grade Fixed Income Portfolio                                                    40,406

-------------------------------------------------------------------------------------------------------------------
Seligman Global Growth Portfolio                          Deutsche Bank AG, parent                $ 13,629
Seligman International Growth Portfolio                   company of Deutsche Bank                  22,715
                                                          Securities, Inc.
-------------------------------------------------------------------------------------------------------------------

                       Capital Stock and Other Securities

Capital Stock

The Fund is authorized to issue, create and classify shares of capital stock in separate series without further action by shareholders. The Fund presently has fifteen separate series of common stock, each of which maintains a separate investment portfolio, designated as follows: Seligman Capital Portfolio, Seligman Cash Management Portfolio, Seligman Common Stock Portfolio, Seligman Communications and Information Portfolio, Seligman Frontier Portfolio, Seligman Global Growth Portfolio, Seligman Global Smaller Companies Portfolio, Seligman Global Technology Portfolio, Seligman High-Yield Bond Portfolio, Seligman Income Portfolio, Seligman International Growth Portfolio, Seligman Investment Grade Fixed Income Portfolio, Seligman Large-Cap Growth Portfolio, Seligman Large-Cap Value Portfolio, and Seligman Small-Cap Value Portfolio. Shares of capital stock of each Portfolio have a par value of $.001 and are divided into two classes, designated as Class 1 common stock and Class 2 common stock. Each share of a Fund's Class 1 and Class 2 common stock is equal as to earnings, assets and voting privileges, except that each class bears its own separate shareholder servicing and, potentially, certain other class expenses and has exclusive voting rights with respect to any matter to which a separate vote of any class is required by the 1940 Act or applicable state law. The Series has adopted a Plan (Multiclass Plan) pursuant to Rule 18f-3 under the 1940 Act permitting the issuance and sale of multiple classes of common stock. In accordance with the Articles of Incorporation, the Board of Directors may authorize the creation of additional classes of common stock with such characteristics as are permitted by the Multiclass Plan and Rule 18f-3. The 1940 Act requires that where more than one class exists, each class must be preferred over all other classes in respect of assets specifically allocated to such class. Shares have non-cumulative voting rights for the election of directors. Each outstanding share will be fully paid and non-assessable, and freely transferable. There are no liquidation, conversion or prescriptive rights.

In accordance with current policy of the SEC, holders of the Accounts have the right to instruct the applicable participating insurance companies as to voting of Fund shares held by such Accounts on all matters to be voted on by Fund shareholders. Such rights may change in accordance with changes in policies of the SEC. Voting rights of the participants in the Accounts of participating insurance companies are more fully set forth in the prospectuses or disclosure documents relating to those Accounts, which should be read together with each Portfolio's Prospectus. The Directors of the Fund have authority to create additional portfolios and to classify and reclassify shares of capital stock without further action by shareholders, and additional series may be created in the future. Under Maryland corporate law, the Fund is not required to hold annual meetings and it is the intention of the Fund's Directors not to do so. However, special meetings of shareholders will be held for action by shareholders as may be required by the 1940 Act, the Fund's Articles of Incorporation and By-laws, or Maryland corporate law.

Other Securities

The Fund has no authorized securities other than the above-mentioned common stock.

                   Purchase, Redemption, and Pricing of Shares

Purchase of Shares

The Fund's Portfolios are offering their shares only to the Accounts of participating insurance companies to fund benefits of the Contracts. The Accounts may invest in shares of the Portfolios in accordance with allocation instructions received from the owners of the Contracts. Such allocations rights and information on how to purchase or surrender a Contract, as well as sales charges and other expenses imposed by the Contracts on their owners, are further described in the separate prospectuses and disclosure documents issued by the participating insurance companies and accompanying each Portfolio's Prospectus. The Fund reserves the right to reject any order for the purchase of shares of the Fund's Portfolios.

Offering Price

The net asset value per share of each Portfolio is determined as of the close of regular trading on the New York Stock Exchange (NYSE) (normally, 4:00 p.m. Eastern time) each day that the NYSE is open. Currently, the NYSE is closed on New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

It is the policy of Seligman Cash Management Portfolio to use its best efforts to maintain a constant per share price equal to $1.00. Instruments held by Seligman Cash Management Portfolio are valued on the basis of amortized cost. This involves valuing an instrument at its cost initially and, thereafter, assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the instrument. While this method provides certainty in valuation, it may result in periods during which the value, as determined by amortized cost, is higher or lower than the price the Portfolio would receive if it sold the instrument.

The foregoing method of valuation is permitted by Rule 2a-7 adopted by the SEC. Under this rule, Seligman Cash Management Portfolio must maintain an average-weighted portfolio maturity of 90 days or less, purchase only instruments having remaining maturities of 397 days or less, and invest only in securities determined by the Fund's Directors to be of high quality with minimal credit risks. In accordance with the rule, the Directors have established procedures designed to stabilize, to the extent reasonably practicable, the price per share as computed for the purpose of sales and redemptions of Seligman Cash Management Portfolio at $1.00. Such procedures include review of the portfolio holdings by Seligman Cash Management Portfolio and determination as to whether the net asset value of Seligman Cash Management Portfolio, calculated by using available market quotations or market equivalents, deviates from $1.00 per share based on amortized cost. The rule also provides that the extent of any deviation between the net asset value based upon available market quotations or market equivalents, and $1.00 per share net asset value, based on amortized cost, must be examined by the Directors. In the event that a deviation of .5 of 1% or more exists between the Portfolio's $1.00 per share net asset value and the net asset value calculated by reference to market gestations, or if there is any deviation which the Board of Directors believes would result in a material dilution to shareholders or purchasers, the Board of Directors will promptly consider what action, if any, should be initiated. Any such action may include: selling portfolio instruments prior to maturity to realize capital gains or losses or to shorten average portfolio maturity; withholding dividends or paying distributions from capital or capital gains; redeeming shares in kind; or establishing a net asset value per share by using available market quotations.

With respect to each of the Global Portfolios, portfolio securities, including open short positions, are valued at the last sale price on the securities exchange or securities market on which such securities primarily are traded. Securities traded on a foreign exchange or over-the-counter market are valued at the last sales price on the primary exchange or market on which they are traded. United Kingdom securities and securities for which there are not recent sales transactions are valued based on quotations provided by primary market makers in such securities. Any securities for which recent market quotations are not readily available, including restricted securities, are valued at fair value determined in accordance with procedures approved by the Board of Directors. Short-term obligations with less than 60 days remaining to maturity are generally valued at amortized cost. Short-term obligations with more than 60 days remaining to maturity will be valued at current market value until the sixtieth day prior to maturity, and will then be valued on an amortized cost basis based on the value on such date unless the Board of Directors determines that this amortized cost value does not represent fair market value.

Generally, trading in foreign securities, as well as US Government securities, money market instruments and repurchase agreements, is substantially completed each day at various times prior to the close of regular trading on the NYSE. The values of such securities used in computing the net asset value of the shares of the Portfolio are determined as of such times. Foreign currency exchange rates are also generally determined prior to the close of regular trading on the NYSE. Occasionally, events affecting the value of such securities and such exchange rates may occur between the times at which they are determined and the close of regular trading on the NYSE, which will not be reflected in the computation of net asset value. If during such periods events occur which materially affect the value of such securities, the securities will be valued at their fair market value as determined in accordance with procedures approved by the Board of Directors.

For purposes of determining the net asset value per share of the Portfolio all assets and liabilities initially expressed in foreign currencies will be converted into US dollars at the mean between the bid and offer prices of such currencies against US dollars quoted by a major bank that is a regular participant in the foreign exchange market or on the basis of a pricing service that takes into account the quotes provided by a number of such major banks.

Purchase or redemption requests received by participating insurance companies by the close of regular trading on the NYSE (normally, 4:00 p.m. Eastern time) are effected at the applicable Portfolio's net asset value per share calculated on the date such purchase or redemption requests are received.

Redemption in Kind

The procedures for redemption of Fund shares under ordinary circumstances are set forth in each Portfolio's Prospectus. In unusual circumstances, payment may be postponed, if: (i) the orderly liquidation of portfolio securities is prevented by the closing of, or restricted trading on, the NYSE; (ii) during periods of emergency which make the disposal by the Fund of its shares impracticable or it is not reasonably practicable for the Funds' Portfolios to fairly determine the value of the Portfolios' net assets; or (iii) such other periods as ordered by the SEC for the protection of the Fund's shareholders. It is not anticipated that shares will be redeemed for other than cash or its equivalent. However, the Fund reserves the right to pay the redemption price to the Accounts in whole or in part, by a distribution in kind from the Fund's investment portfolio, in lieu of cash, taking the securities at their value employed for determining such redemption price, and selecting the securities in such manner as the Board of Directors may deem fair and equitable. If shares are redeemed in this way, brokerage costs will ordinarily be incurred by the Accounts in converting such securities into cash.


Anti-Money Laundering

As part of the Fund's responsibility for the prevention of money laundering, you may be required by the Fund, Seligman or their respective service providers to provide additional information, including information needed to verify the source of funds used to purchase shares and your identity or the identity of any underlying beneficial owners of your shares. In the event of delay or failure by you to produce any requested information, the Fund or its service providers may refuse to accept a subscription or, to the extent permitted or required by applicable law, cause a complete redemption of your shares from a Portfolio. The Fund, by written notice to you, may suspend payment to you of any proceeds or distributions if the Fund or its service providers reasonably deem it necessary to do so in order to comply with applicable laws and regulations, including any anti-money laundering laws and regulations applicable to the Fund, the Portfolios, Seligman or their respective service providers.


                              Taxation of the Fund

Each Portfolio of the Fund intends to continue to qualify as a "regulated investment company" under certain provisions of the Internal Revenue Code of 1986, as amended. Under such provisions, the Fund's Portfolios will be subject to federal income tax only with respect to undistributed net investment income and net realized capital gain. Each of the Fund's Portfolios will be treated as a separate entity. Dividends on Seligman Cash Management Portfolio will be declared daily and reinvested monthly in additional full and fractional shares of Seligman Cash Management Portfolio; it is not expected that this Portfolio will realize capital gains. Dividends and capital gain distributions from each of the other Portfolios will be declared and paid annually and will be reinvested at the net asset value of such shares of the Portfolio that declared such dividend or capital gain distribution. Information regarding the tax consequences of an investment in the Fund's Portfolios is contained in the separate prospectuses or disclosure documents of the Accounts, which should be read together with this SAI.


At December 31, 2002, certain Portfolios had net capital loss carryforwards for federal income tax purposes which are available for offset against future taxable net capital gains. These net capital loss carryforwards expire in various amounts through 2010. Accordingly, no capital gain distributions are expected to be paid to shareholders of the these Portfolios until net capital gains have been realized in excess of the available capital loss carryforwards. The amounts are as follows:

----------------------------------------------------------------------------------------------------------------------
Portfolio                 Amount         Portfolio               Amount         Portfolio                 Amount
---------                 ------         ---------               ------         ---------                 ------

----------------------------------------------------------------------------------------------------------------------
Capital                   $16,109,561    Global Smaller Cos.     $ 1,910,434    Investment Grade         $  108,203
----------------------------------------------------------------------------------------------------------------------
Common Stock                4,289,259    Global Technology        14,333,284    Large-Cap Growth          2,804,434
----------------------------------------------------------------------------------------------------------------------
Communications and         44,637,152    High-Yield Bond          14,119,701    Large-Cap Value             805,111
Information
----------------------------------------------------------------------------------------------------------------------
Frontier                    1,746,793    Income                     775,775
----------------------------------------------------------------------------------------------------------------------
Global Growth               2,104,961    International Growth     3,351,246
----------------------------------------------------------------------------------------------------------------------

                                  Underwriters

Distribution of Securities

The Fund and Seligman Advisors are parties to a Distribution and Shareholder Servicing Agreement, dated March 16, 2000, under which Seligman Advisors acts as the exclusive agent for distribution of shares of the Portfolios. Seligman Advisors accepts orders for the purchase of Portfolio shares, which are offered continuously.


For the years ended December 31, 2002 and 2001, Seligman Advisors earned fees of $9,758 and $19,709, respectively, for distributing contracts issued by variable annuity separate accounts of one insurance company and its affiliates.


Compensation


Seligman Advisors, which is an affiliated person of Seligman, which is an affiliated person of the Fund, did not receive any commissions or other compensation from the Fund during the fiscal years ended December 31, 2002 and 2001.


                    Calculation of Yield and Performance Data

From time to time the average annual total return and other total return data, as well as yield, of one or more of the Portfolios may be included in advertisements or information furnished to present or prospective Contract owners. Total return and yield figures are based on each Portfolio's historical performance and are not intended to indicate future performance. Average annual total return and yield are determined in accordance with formulas specified by the SEC.

The average annual total returns for each Portfolio are computed by assuming a hypothetical initial investment of $1,000 in the Portfolio, and assuming that all of the dividends and capital gain distributions paid by the Portfolio, if any, are reinvested over the relevant periods. It is then assumed that at the end of the periods represented, the entire amount is redeemed. The average annual total return is then calculated by calculating the annual rate required for the initial payment to grow to the amount which would have been received upon such redemption (i.e., the average annual compound rate of return).

The cumulative total return for each Portfolio is computed by assuming a hypothetical initial investment of $1,000 in the Portfolio, and assuming that all of the dividends and capital gain distributions paid by the Portfolio, if any, are reinvested over the relevant period. It is then assumed that at the end of the period represented, the entire amount is redeemed. The cumulative total return is then calculated by calculating the total value of the investment at the end of the period and dividing the difference between the amount of the hypothetical initial investment at the beginning of the period and its total value at the end of the period by the amount of the hypothetical initial investment.


The annualized yield quotations in respect of Seligman High-Yield Bond Portfolio and Seligman Investment Grade Fixed Income Portfolio are computed by dividing each Portfolio's net investment income per share earned during the 30-day period by the offering price per share on the last day of the period. Income is computed by totaling the dividends and interest earned on all portfolio investments during the 30-day period and subtracting from that amount the total of all recurring expenses incurred during the period. The 30-day yield is then annualized on a bond-equivalent basis assuming semi-annual reinvestment and compounding of net investment income.

The annualized yields for the 30-day period ended December 31, 2002 for Class 1 shares of Seligman High-Yield Bond Portfolio and Seligman Investment Grade Fixed Income Portfolio were 9.28% and 3.44%, respectively. The average number of Class 1 shares of Seligman High-Yield Bond Portfolio and Seligman Investment Grade Fixed Income Portfolio was 1,574,873 and 826,166, respectively, which was the average daily number of shares outstanding during the 30-day period that were eligible to receive dividends. Yield quotations may be of limited use for comparative purposes because they do not reflect charges imposed at the Account level which, if included, would decrease the yield.

There were no Class 2 shares of Seligman High-Yield Bond Portfolio or Seligman Investment Grade Fixed Income Portfolio outstanding during the year ended December 31, 2002, so no yield data is presented with respect to Class 2 shares.

The average annual total returns for each of the Portfolio's Class 1 shares (except Seligman Cash Management Portfolio) for the one-, five- and ten-year periods ended December 31, 2002 (or for the respective shorter periods a Portfolio has been in operation) and their corresponding cumulative total returns for the ten-year periods ended December 31, 2002 or, if shorter, since inception are presented below.

                                            Inception    10-Year         Average Annual Total Returns
                                              Date      Cumulative       ----------------------------
                                            (if less  Total Returns
                                              than       or Since
          Portfolio/Class 1                 10 years)   Inception     One Year     Five Years   Ten Years
          -----------------                 ---------   ---------     --------     ----------   ---------
Seligman Capital Portfolio                                115.43%      (32.98)%       2.74%        7.98%

Seligman Common Stock Portfolio                            66.82       (27.16)       (4.28)        5.25

Seligman Communications and
  Information Portfolio                      10/11/94     109.69       (36.06)        1.74         9.42*
Seligman Frontier Portfolio                  10/11/94      33.84       (26.52)       (8.02)        3.61*

Seligman Global Growth Portfolio             05/01/96       5.96       (24.13)       (1.05)        0.87*
Seligman Global Smaller Companies
  Portfolio                                  10/11/94      11.32       (24.59)       (5.68)        1.31*
Seligman Global Technology Portfolio         05/01/96      51.20       (31.64)        3.99         6.39*
Seligman High-Yield Bond Portfolio           05/01/95       6.27        (3.67)       (5.58)        0.80*

Seligman Income Portfolio                                  43.16       (11.58)       (1.14)        3.65
Seligman International Growth Portfolio      05/03/93      (6.42)      (16.52)       (8.97)       (0.68)*
Seligman Investment Grade Fixed
  Income Portfolio                                         79.12         9.83         5.72         6.00
Seligman Large-Cap Growth Portfolio          05/01/99     (46.11)      (35.34)         n/a       (15.49)*
Seligman Large-Cap Value Portfolio           05/01/98     (23.77)      (31.90)         n/a        (5.64)*
Seligman Small-Cap Value Portfolio           05/01/98      56.08       (15.37)         n/a        10.00*


*     Since inception.




Presented below are the average annual total returns for each of the Class 2 shares of Seligman Capital Portfolio, Seligman Communications and Information Portfolio, Seligman Global Technology Portfolio and Seligman Small-Cap Value Portfolio for the one-year period ended December 31, 2002 and the period from the commencement of offering of Class 2 shares through December 31, 2002and the cumulative total returns for Class 2 shares of each of these Portfolios since inception. There were no Class 2 shares outstanding during the periods shown with respect to the other Portfolios of the Fund, so no performance data is presented.

                                                                     Average Annual
                                                                      Total Returns
                                                     Cumulative      --------------
                                        Inception   Total Return                   Since
Portfolio/Class 2                         Date    Since Inception   One Year     Inception
-----------------                         ----    ---------------   --------     ---------
Seligman Capital Portfolio               8/30/00      (56.38)%      (33.14)%      (29.88)%

Seligman Communications and
     Information Portfolio               5/01/00      (62.75)       (36.23)       (30.93)
Seligman Global Technology Portfolio     5/01/00      (64.16)       (31.79)       (31.92)
Seligman Small-Cap Value Portfolio       5/01/01        2.41        (15.52)         1.44


The average annual and cumulative total return quotations may be of limited use for comparative purposes because they do not reflect charges imposed at the Account level which, if included, would decrease average annual and cumulative total returns.

The current yield of Seligman Cash Management Portfolio is computed by determining the net change exclusive of capital changes in the value of a hypothetical pre-existing account having a balance of 1 share at the beginning of a seven-day calendar period, dividing the net change in account value by the value of the account at the beginning of the period, and multiplying the return over the seven-day period by 365/7. For purposes of the calculation, net change in account value reflects the value of additional shares purchased with dividends from the original share and dividends declared on both the original share and any such additional shares, but does not reflect realized gains or losses or unrealized appreciation or depreciation. Effective yield is computed by annualizing the seven-day return with all dividends reinvested in additional Portfolio shares.

The following are examples of the yield calculations for Class 1 shares of Seligman Cash Management Portfolio for the seven-day period ended December 31, 2002. Yield quotations may be of limited use for comparative purposes because they do not reflect charges imposed at the Account level which, if included, would decrease the yield. There were no Class 2 shares of Seligman Cash Management Portfolio outstanding during the period shown, so no yield data is presented with respect to Class 2 shares.


Class 1 shares
--------------
Total dividends per share from net investment income
  (seven days ended December 31, 2002)                            $0.000126

Annualized (365 day basis)                                         0.006570
Average net asset value per share                                  1.000

Annualized historical net yield per share (seven
   days ended December 31, 2002)*                                  0.66%

Effective yield (seven days ended December 31, 2002)**             0.66%

Weighted average life to maturity of investments was 24 days at December 31, 2002.

--------------
* This represents the annualized average net investment income per share for the seven days ended December 31, 2002.


** Annualized average of net investment income for the same period with dividends reinvested.

Other Information

From time to time, reference may be made in advertisements, sales literature or other promotional material (collectively, "Promotional Material") to performance information, including mutual fund rankings prepared by independent reporting services which monitor the performance of mutual funds, including but not limited to Lipper Analytical Services, Inc. and Morningstar, Inc. In calculating the total return of each Portfolio's Class 1 and Class 2 shares, the Lipper analysis assumes investment of all dividends and distributions paid, but does not take into account applicable sales charges. Morningstar's rankings are calculated using a fund's average annual returns for a certain period and a risk factor that reflects a fund's performance relative to three-month Treasury Bill monthly returns. Morningstar's ratings range from five stars (highest) to one star (lowest) and represent Morningstar's assessment of the historical risk level and total return of a fund for 3-, 5-, and 10-year periods and, on an overall basis, based on weighted-average of those periods. Ratings are not absolute and do not represent future performance results.

Each Portfolio's Promotional Material may disclose (i) the top ten holdings included in the Portfolio's portfolio holdings, (ii) market sectors and statistical data describing portfolio composition, (iii) discussions of general economic or financial principals, (iv) discussions of general economic trends,
(v) descriptions of investment strategies for each Portfolio (vi) descriptions or comparisons of various savings and investment products, which may not include a Portfolio and (vii) comparisons of investment products (including a Portfolio) with relevant market or industry indices or appropriate benchmarks. Each Portfolio may also include calculations, such as hypothetical compounding examples, which describe hypothetical investment results. Such performance examples will be based on an express set of assumptions and are not indicative of the future performance of the Portfolio.

From time to time, each Portfolio's Promotional Material may portray the historical returns of various asset classes. Such presentations will typically compare the average annual rates of return of inflation, U.S. Treasury bills, bonds, large-cap stocks, and small-cap stocks. There are important differences between each of these investments that should be considered in viewing any such comparison. The market value of stocks will fluctuate with market conditions, and small-stock prices generally will fluctuate more than large-stock prices. Stocks are generally more volatile than bonds. In return for this volatility, stocks have generally performed better than bonds or cash over time. Bond prices generally will fluctuate inversely with interest rates and other market conditions, and the prices of bonds with longer maturities generally will fluctuate more than those of shorter-maturity bonds. Interest rates for bonds may be fixed at the time of issuance, and payment of principal and interest may be guaranteed by the issuer and, in the case of U.S. Treasury obligations, backed by the full faith and credit of the U.S. Treasury.

Each Portfolio's Promotional Material may make reference to a Portfolio's "Beta," "Standard Deviation," or "Alpha." Beta measures the volatility of a Portfolio, as compared to that of the overall market. Standard deviation measures how widely the Portfolio's performance has varied from its average performance, and is an indicator of the Portfolio's potential for volatility. Alpha measures the difference between the returns of a Portfolio and the returns of the market, adjusted for volatility.

Each Portfolio may also refer in its Promotional Material to selections from editorials or articles about the Portfolio, including reprints of comments, listings and columns in the financial and other press, the sources of which include BARRON'S, BUSINESS WEEK, CDA/WIESENBERGER MUTUAL FUNDS INVESTMENT REPORT, CHRISTIAN SCIENCE MONITOR, FINANCIAL PLANNING, FINANCIAL TIMES, FINANCIAL WORLD, FORBES, FORTUNE, INDIVIDUAL INVESTOR, INVESTMENT ADVISOR, INVESTORS BUSINESS DAILY, KIPLINGER'S, LOS ANGELES TIMES, MONEY MAGAZINE, MORNINGSTAR, INC., PENSION AND INVESTMENTS, SMART MONEY, THE NEW YORK TIMES, THE WALL STREET JOURNAL, USA TODAY, U.S. NEWS AND WORLD REPORT, WORTH MAGAZINE, WASHINGTON POST and YOUR MONEY.

                              Financial Statements


The Annual Report to Shareholders for the year ended December 31, 2002 for the Fund's Portfolios contains schedules of the investments of each Portfolio as of December 31, 2002, as well as certain other financial information as of that date. The financial statements and notes included in the Annual Report, and the Independent Auditors' Report thereon, are incorporated herein by reference. The Annual Report will be furnished without charge to investors who request copies of this SAI.


                               General Information

Custodians. With the exception of each of the Global Portfolios, State Street Bank and Trust Company, 801 Pennsylvania Avenue, Kansas City, Missouri 64105, serves as custodian for the Fund, and in such capacity holds in a separate account assets received by it from or for the account of each of the Fund's Portfolios.

JP Morgan Chase Bank, One Pierrepont Plaza, Brooklyn, New York 11201, serves as custodian for each of the Global Portfolios, and in such capacity holds in a separate account assets received by it from or for the account of each of these Portfolios of the Fund.


Independent Auditors. Ernst & Young LLP, serves as independent auditors of the Fund and certify the annual financial statements of the Fund. Their address is 5 Times Square, New York, New York 10036.

                                   APPENDIX A

MOODY'S INVESTORS SERVICE (MOODY'S)
DEBT SECURITIES

Aaa: Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk. Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa: Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high-grade bonds. They are rated lower than Aaa bonds because margins of protection may not be as large or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

A: Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

Baa: Bonds which are rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be characteristically lacking or may be unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact may have speculative characteristics as well.

Ba: Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during other good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B: Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa: Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca: Bonds which are rated Ca represent obligations which are speculative in high degree. Such issues are often in default or have other marked shortcomings.

C: Bonds which are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Moody's applies numerical modifiers (1, 2 and 3) in each generic rating classification from Aa through B in its corporate bond rating system. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; modifier 2 indicates a mid-range ranking; and modifier 3 indicates that the issuer ranks in the lower end of its generic rating category.

COMMERCIAL PAPER

Moody's Commercial Paper Ratings are opinions of the ability of issuers to repay punctually promissory senior debt obligations not having an original maturity in excess of one year. Issuers rated "Prime-1" or "P-1" indicates the highest quality repayment ability of the rated issue.

The designation "Prime-2" or "P-2" indicates that the issuer has a strong ability for repayment of senior short-term promissory obligations. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternative liquidity is maintained.

The designation "Prime-3" or "P-3" indicates that the issuer has an acceptable capacity for repayment of short-term promissory obligations. The effect of industry characteristics and market compositions may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.

Issues rated "Not Prime" do not fall within any of the Prime rating categories.

STANDARD & POOR'S RATINGS SERVICES (S&P)
DEBT SECURITIES

AAA: Debt issues rated AAA are highest grade obligations. Capacity to pay interest and repay principal is extremely strong.

AA: Debt issues rated AA have a very strong capacity to pay interest and repay principal and differ from the highest rated issues only in small degree.

A: Debt issues rated A are regarded as upper medium grade. They have a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB: Debt issues rated BBB are regarded as having an adequate capacity to pay interest and re-pay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and re-pay principal for bonds in this category than for bonds in higher rated categories.

BB, B, CCC, CC: Debt issues rated BB, B, CCC and CC are regarded on balance, as predominantly speculative with respect to capacity to pay interest and pre-pay principal in accordance with the terms of the bond. BB indicates the lowest degree of speculation and CC the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposure to adverse conditions.

C: The rating C is reserved for income bonds on which no interest is being paid.

D: Debt issues rated D are in default, and payment of interest and/or repayment of principal is in arrears.

NR: Indicates that no rating has been requested, that there is insufficient information on which to base a rating or that S&P does not rate a particular type of bond as a matter of policy.

COMMERCIAL PAPER

S&P Commercial Paper ratings are current assessments of the likelihood of timely payment of debts having an original maturity of no more than 365 days.

A-1: The A-1 designation indicates that the degree of safety regarding timely payment is very strong.

A-2: Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated "A-1."

A-3: Issues carrying this designation have adequate capacity for timely payment. They are, however more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations.

B: Issues rated "B" are regarded as having only a speculative capacity for timely payment.

C: This rating is assigned to short-term debt obligations with a doubtful capacity of payment.

D: Debt rated "D" is in payment default.

The ratings assigned by S&P may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within its major rating categories.

                                   APPENDIX B

                 HISTORY OF J. & W. SELIGMAN & CO. INCORPORATED

Seligman's beginnings date back to 1837, when Joseph Seligman, the oldest of eight brothers, arrived in the United States from Germany. He earned his living as a pack peddler in Pennsylvania, and began sending for his brothers. The Seligmans became successful merchants, establishing businesses in the South and East.

Backed by nearly thirty years of business success - culminating in the sale of government securities to help finance the Civil War - Joseph Seligman, with his brothers, established the international banking and investment firm of J. & W. Seligman & Co. In the years that followed, the Seligman Complex played a major role in the geographical expansion and industrial development of the United States.

The Seligman Complex:

....Prior to 1900

o     Helps finance America's fledgling railroads through underwritings.

o Is admitted to the New York Stock Exchange in 1869. Seligman remained a member of the NYSE until 1993, when the evolution of its business made it unnecessary.

o Becomes a prominent underwriter of corporate securities, including New York Mutual Gas Light Company, later part of Consolidated Edison.

o Provides financial assistance to Mary Todd Lincoln and urges the Senate to award her a pension.

o     Is appointed U.S. Navy fiscal agent by President Grant.

o Becomes a leader in raising capital for America's industrial and urban development.

....1900-1910

o     Helps Congress finance the building of the Panama Canal.

....1910s

o Participates in raising billions for Great Britain, France and Italy, helping to finance World War I.

....1920s

o Participates in hundreds of successful underwritings including those for some of the country's largest companies: Briggs Manufacturing, Dodge Brothers, General Motors, Minneapolis-Honeywell Regulatory Company, Maytag Company, United Artists Theater Circuit and Victor Talking Machine Company.

o Forms Tri-Continental Corporation in 1929, today the nation's largest, diversified closed-end equity investment company, and one of its oldest.

....1930s

o Assumes management of Broad Street Investing Co. Inc., its first mutual fund, today known as Seligman Common Stock Fund, Inc.

o     Establishes Investment Advisory Service.

....1940s

o     Helps shape the Investment Company Act of 1940.

o Leads in the purchase and subsequent sale to the public of Newport News Shipbuilding and Dry Dock Company, a prototype transaction for the investment banking industry.

o Assumes management of National Investors Corporation, today Seligman Growth Fund, Inc.


o     Establishes Whitehall Fund, Inc., today Seligman Income and Growth Fund,
      Inc.

....1950-1989

o Develops new open-end investment companies. Today, manages more than 60 mutual fund portfolios.

o Helps pioneer state-specific municipal bond funds, today managing a national and 18 state-specific municipal funds.

o Establishes J. & W. Seligman Trust Company and J. & W. Seligman Valuations Corporation.

o Establishes Seligman Portfolios, Inc., an investment vehicle with fifteen portfolios offered through variable annuity and variable life insurance products.

....1990s

o Introduces Seligman Select Municipal Fund, Inc. and Seligman Quality Municipal Fund, Inc., two closed-end funds that invest in high quality municipal bonds.

o Introduces to the public Seligman Frontier Fund, Inc., a small capitalization mutual fund.

o Launches Seligman Global Fund Series, Inc., which today offers five separate funds: Seligman Emerging Markets Fund, Seligman Global Growth Fund, Seligman Global Smaller Companies Fund, Seligman Global Technology Fund and Seligman International Growth Fund.

o Launches Seligman Value Fund Series, Inc., which currently offers two separate funds: Seligman Large-Cap Value Fund and Seligman Small-Cap Value Fund.

o Launches innovative Seligman New Technologies Fund, Inc., a closed-end "interval" fund seeking long-term capital appreciation by investing in technology companies, including venture capital investing.

....2000

o Introduces Seligman Time Horizon/Harvester Series, Inc., an asset allocation type mutual fund containing four funds: Seligman Time Horizon 30 Fund, Seligman Time Horizon 20 Fund, Seligman Time Horizon 10 Fund and Seligman Harvester Fund.

o Launches Seligman New Technologies Fund II, Inc., a closed-end "interval" fund seeking long-term capital appreciation by investing in technology companies, including up to 50% in venture capital investing.

....2001


o Launches Seligman Investment Grade Fixed Income Fund, Inc., a mutual fund seeking a high level of current income.

PART C. OTHER INFORMATION

Item 23. Exhibits.

      All Exhibits listed below have been previously filed, except Exhibits marked with an asterisk (*), which are filed herewith.

(a)   Articles of Incorporation.

      (1) Form of Articles of Amendment and Restatement of Articles of Incorporation. (Incorporated by reference to Registrant's Post-Effective Amendment No. 22 filed on April 28, 1998.)

      (2) Articles Supplementary in respect of Seligman Large-Cap Growth Portfolio. (Incorporated by reference to Registrant's Post-Effective Amendment No. 25 filed on April 28, 1999.)

      (3) Articles Supplementary in respect of Class 2 shares of the Portfolios. (Incorporated by reference to Registrant's Post-Effective Amendment No. 27 filed on April 28, 2000.)


      (4) Articles of Amendment dated April 24, 2002, in respect of Seligman Investment Grade Fixed Income Portfolio (formerly, Seligman Bond Portfolio). (Incorporated by reference to Registrant's Post-Effective Amendment No. 29 filed on April 30, 2002.)

(b)   *By-laws of Registrant.



(c)   Not applicable.

(d)   Investment Management Agreements.

      (1) Form of Management Agreement in respect of Seligman Large-Cap Growth Portfolio. (Incorporated by reference to Registrant's Post-Effective Amendment No. 25 filed on April 28, 1999.)

      (2) Form of Management Agreement in respect of Seligman Global Growth Portfolio (formerly, Seligman Henderson Global Growth Opportunities Portfolio) and Seligman Global Technology Portfolio (formerly, Seligman Henderson Global Technology Portfolio). (Incorporated by reference to Registrant's Post-Effective Amendment No. 17 filed on February 15, 1996.)

      (3) Form of Management Agreement in respect of Seligman High-Yield Bond Portfolio. (Incorporated by reference to Registrant's Post-Effective Amendment No. 14 filed on February 14, 1995.)

      (4) Management Agreement in respect of Seligman Communications and Information Portfolio and Seligman Frontier Portfolio. (Incorporated by reference to Registrant's Post-Effective Amendment No. 15 filed on March 30, 1995.)

      (5) Management Agreement in respect of Seligman Global Smaller Companies Portfolio (formerly, Seligman Henderson Global Smaller Companies Portfolio; and also formerly, Seligman Henderson Global Emerging Companies Portfolio). (Incorporated by reference to Registrant's Post-Effective Amendment No. 15 filed on March 31, 1995.)

      (6) Subadvisory Agreement in respect of Seligman Global Smaller Companies Portfolio. (Incorporated by reference to Registrant's Post-Effective Amendment No. 22 filed on April 28, 1998.)

      (7) Management Agreement in respect of Seligman International Growth Portfolio (formerly, Seligman Henderson International Portfolio; and also formerly, Seligman Henderson Global Portfolio). (Incorporated by reference to Registrant's Post-Effective Amendment No. 15 filed on March 31, 1995.)

      (8) Management Agreement in respect of Seligman Capital Portfolio, Seligman Cash Management Portfolio, Seligman Common Stock Portfolio, Seligman Bond Portfolio (formerly, Seligman Fixed-Income Bond Portfolio), and Seligman Income Portfolio. (Incorporated by reference to Registrant's Post-Effective Amendment No. 15 filed on March 31, 1995.)

      (9) Management Agreement in respect of Seligman Large-Cap Value Portfolio and Seligman Small-Cap Value Portfolio. (Incorporated by reference to Registrant's Post-Effective Amendment No. 22 filed on April 28, 1998.)

(e) Distribution and Shareholder Servicing Agreement between Registrant and Seligman Advisors, Inc. (Incorporated by reference to Registrant's Post-Effective Amendment No. 27 filed on April 28, 2000.)

(f) Deferred Compensation Plan for Directors of Seligman Portfolios, Inc. (Incorporated by reference to Registrant's Post-Effective Amendment No. 22 filed on April 28, 1998.)

(g)   Custodian Agreements.

      (1) Form of Custodian Agreement in respect of Seligman Capital Portfolio, Seligman Cash Management Portfolio, Seligman Common Stock Portfolio, Seligman Bond Portfolio, and Seligman Income Portfolio. (Incorporated by reference to Registrant's Post-Effective Amendment No. 22 filed on April 28, 1998.)

      (2) Form of First Amendment to Custodian Agreement in respect of Seligman Communications and Information Portfolio and Seligman Frontier Portfolio. (Incorporated by reference to Registrant's Post-Effective Amendment No. 22 filed on April 28, 1998.)

      (3) Form of Recordkeeping Agreement in respect of Seligman International Growth Portfolio. (Incorporated by reference to Registrant's Post-Effective Amendment No. 22 filed on April 28, 1998.)

      (4) Form of First Amendment to Recordkeeping Agreement in respect of Seligman Global Smaller Companies Portfolio. (Incorporated by reference to Registrant's Post-Effective Amendment No. 22 filed on April 28, 1998.)

      (5) Second Amendment to Custodian Agreement in respect of Seligman High-Yield Bond Portfolio. (Incorporated by reference to Registrant's Post-Effective Amendment No. 18 filed on May 2, 1996.)

      (6) Second Amendment to Recordkeeping Agreement in respect of Seligman Global Growth Portfolio and Seligman Global Technology Portfolio. (Incorporated by reference to Registrant's Post-Effective Amendment No. 18 filed on May 2, 1996.)

      (7) Custodian Agreement between Registrant and Morgan Stanley Trust Company in respect of the International Portfolios. (Incorporated by reference to Registrant's Post-Effective Amendment No. 19 filed on November 1, 1996.)

(h)   Other Material Contracts.

      (1) Form of Buy/Sell Agreement between Registrant and Canada Life Insurance Company of America. (Incorporated by reference to Post-Effective Amendment No. 22 filed on April 28, 1998.)

      (2) Form of Buy/Sell Agreement between Registrant and Canada Life Insurance Company of New York. (Incorporated by reference to Registrant's Post-Effective Amendment No. 22 filed on April 28, 1998.)

      (3) Form of Participation Agreement. (Incorporated by reference to Registrant's Post-Effective Amendment No. 27 filed on April 28, 2000.)

      (4) Agency Agreement between Investors Fiduciary Trust Company, acting as Transfer and Dividend Disbursing Agent, and the Fund in respect of Seligman Capital Portfolio, Seligman Cash Management Portfolio, Seligman Common Stock Portfolio, Seligman Bond Portfolio, and Seligman Income Portfolio. (Incorporated by reference to Registrant's Post-Effective Amendment No. 22 filed on April 28, 1998.)

      (5) First Amendment to Agency Agreement between Investors Fiduciary Trust Company, acting as Transfer and Dividend Disbursing Agent, and the Fund in respect of Seligman International Growth Portfolio. (Incorporated by reference to Registrant's Post-Effective Amendment No. 22 filed on April 28, 1998.)

      (6) Second Amendment to Agency Agreement between Investors Fiduciary Trust Company, acting as Transfer and Dividend Disbursing Agent, and the Fund in respect of Seligman Communications and Information Portfolio, Seligman Frontier Portfolio, and Seligman Global Smaller Companies Portfolio. (Incorporated by reference to Registrant's Post-Effective Amendment No. 22 filed on April 28, 1998.)

      (7) Third Amendment to Agency Agreement between Investors Fiduciary Trust Company, acting as Transfer and Dividend Disbursing Agent, and the Fund in respect of Seligman High-Yield Bond Portfolio. (Incorporated by reference to Registrant's Post-Effective Amendment No. 18 filed May 2, 1996.)

      (8) Fourth Amendment to Agency Agreement between Investors Fiduciary Trust Company, acting as Transfer and Dividend Disbursing Agent, and the Fund in respect of Seligman Global Growth Portfolio and Seligman Global Technology Portfolio. (Incorporated by reference to Registrant's Post-Effective Amendment No. 18 filed May 2, 1996.)

      (9) Form of Promotional Agent Distribution Agreement between Seligman Advisors, Inc., on behalf of Registrant and Canada Life Insurance Company of America. (Incorporated by reference to Registrant's Post-Effective Amendment No. 22 filed on April 28, 1998.)

      (10) Form of Promotional Agent Distribution Agreement between Seligman Advisors, Inc., on behalf of Registrant and Canada Life Insurance Company of New York. (Incorporated by reference to Registrant's Post-Effective Amendment No. 22 filed on April 28, 1998.)

      (11) Form of Selling Agreement between Seligman Advisors, Inc., on behalf of Registrant and Canada Life Insurance Company of America. (Incorporated by reference to Registrant's Post-Effective Amendment No. 22 filed on April 28, 1998.)

      (12) Form of Selling Agreement between Seligman Advisors, Inc., on behalf of Registrant and Canada Life Insurance Company of New York. (Incorporated by reference to Registrant's Post-Effective Amendment No. 22 filed on April 28, 1998.)

(i)   Opinion and Consent of Counsel.

      (1) Opinion and Consent of Counsel with respect to Class 2 shares of the Portfolios. (Incorporated by reference to Registrant's Post-Effective Amendment No. 27 filed on April 28, 2000.)

      (2) Opinion and Consent of Counsel on behalf of Registrant's Seligman Large-Cap Growth Portfolio. (Incorporated by reference to Registrant's Post-Effective Amendment No. 25 filed on April 28, 1999.)

      (3) Opinion and Consent of Counsel on behalf of Registrant's Seligman Bond Portfolio, Seligman Capital Portfolio, Seligman Cash Management Portfolio, Seligman Common Stock Portfolio and Seligman Income Portfolio. (Incorporated by reference to Registrant's Post-Effective Amendment No 25 filed on April 28, 1999.)

      (4) Opinion and Consent of Counsel on behalf of Registrant's Seligman International Growth Portfolio. (Incorporated by reference to Registrant's Post-Effective Amendment No. 10 filed on April 29, 1994.)

      (5) Opinion and Consent of Counsel on behalf of Registrant's Seligman Communication and Information Portfolio, Seligman Frontier Portfolio and Seligman Global Smaller Companies Portfolio. (Incorporated by reference to Registrant's Post-Effective Amendment No. 13 filed on September 30, 1994.)

      (6) Opinion and Consent of Counsel on behalf of Registrant's Seligman High-Yield Bond Portfolio. (Incorporated by reference to Registrant's Post-Effective Amendment No. 15 filed on March 31, 1995.)

      (7) Opinion and Consent of Counsel on behalf of Registrant's Seligman Global Growth Portfolio and Seligman Global Technology Portfolio. (Incorporated by reference to Registrant's Post-Effective Amendment No. 18 filed on May 1, 1996.)

      (8) Opinion and Consent of Counsel on behalf of Registrant's Seligman Large-Cap Value Portfolio and Seligman Small-Cap Value Portfolio. (Incorporated by reference to Registrant's Post-Effective Amendment No. 23 filed on June 1, 1998.)

(j)   *Consent of Independent Auditors.

(k)   Not applicable.

(l)   Initial Capital Agreements.

      (1) Form of Investment Letter of the Registrant on behalf of the Class 2 shares of the Portfolios. (Incorporated by reference to Registrant's Post-Effective Amendment No. 27 filed on April 28, 2000.)

      (2) Form of Investment Letter on behalf of Registrant's Seligman Large-Cap Growth Portfolio. (Incorporated by reference to Registrant's Post-Effective Amendment No. 25 filed on April 28, 1999.)

      (3) Form of Investment Letter on behalf of Registrant's Seligman Large-Cap Value Portfolio. (Incorporated by reference to Registrant's Post-Effective Amendment No. 25 filed on April 28, 1999.)

      (4) Form of Investment Letter on behalf of Registrant's Seligman Small-Cap Value Portfolio. (Incorporated by reference to Registrant's Post-Effective Amendment No. 25 filed on April 28, 1999.)

      (5) Form of Purchase Agreement on behalf of Registrant's Seligman Capital Portfolio, Seligman Cash Management Portfolio, Seligman Common Stock Portfolio, Seligman Bond Portfolio, and Seligman Income Portfolio. (Incorporated by reference to Registrant's Post-Effective Amendment No. 22 filed on April 28, 1998.)

      (6) Investment Letter on behalf of Registrant's Seligman International Growth Portfolio. (Incorporated by reference to Registrant's Post-Effective Amendment No. 22 filed on April 28, 1998.)

      (7) Investment Letter on behalf of Registrant's Seligman High-Yield Bond Portfolio. (Incorporated by reference to Registrant's Post-Effective Amendment No. 15 filed on March 31, 1995.)

      (8) Investment Letter on behalf of Registrant's Seligman Global Growth Portfolio and Seligman Global Technology Portfolio. (Incorporated by reference to Registrant's Post-Effective Amendment No. 18 filed on May 2, 1996.)

(m)   Rule 12b-1 Plan.

      (1) Shareholder Servicing and Distribution Plan pursuant to Rule 12b-1 with respect to Class 2 shares of the Portfolios. (Incorporated by reference to Registrant's Post-Effective Amendment No. 27 filed on April 28, 2000.)

      (2) Form of Shareholder Servicing Agreement with respect to Class 2 shares of the Portfolios between Seligman Advisors, Inc. and Participating Insurance Companies. (Incorporated by reference to Registrant's Post-Effective Amendment No. 27 filed on April 28, 2000.)

(n) Plan of Multiple Classes of Shares (two Classes) pursuant to Rule 18f-3. (Incorporated by reference to Registrant's Post-Effective Amendment No. 27 filed on April 28, 2000.)

(p) *Amended and Restated Code of Ethics. (Incorporated by reference to Post-Effective Amendment No. 327 of the Registration Statement of Seligman Investment Grade Fixed Income Fund, Inc. (File No. 811-10423) filed on January 28, 2003 .)

(Other Exhibits)     *(a) Power of Attorney for Paul C. Guidone.

                     (b) Power of Attorney for Leroy C. Richie. (Incorporated by reference to Registrant's Post-Effective Amendment No. 28 filed on 4/27/01).

                     (c) Powers of Attorney. (Incorporated by reference to Registrant's Post-Effective Amendment No. 20 filed on April 17, 1997.)


Item 24.   Persons Controlled by or Under Common Control with Registrant. None.

Item 25. Indemnification. Reference is made to the provisions of Article Eleventh of Registrant's Amended and Restated Articles of Incorporation filed as Exhibit 24(b)(1) of Registrant's Post-Effective Amendment No. 22 to the Registration Statement and
           Article IV of Registrant's Amended and Restated By-laws filed as
           Exhibit 24(b)(2) to Registrant's Post-Effective Amendment No. 20 to the Registration Statement.

           Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended, may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised by the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.


Item 26. Business and Other Connections of Investment Adviser. J. & W. Seligman & Co. Incorporated, a Delaware Corporation (Seligman), is the Registrant's investment manager and is an investment adviser registered under the Investment Adviser Act of 1940, as amended (Advisers Act).





           The list required by this Item 26 of officers and directors of Seligman, together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by such officers and directors during the past two years, is incorporated by reference to Schedules A and D of Form ADV, filed by Seligman, pursuant to the Advisers Act (SEC File . 801-15798), which was filed on March 28, 2003.

Item 27.   Principal Underwriters.


(a) The names of each investment company (other than the Registrant) for which Registrant's principal underwriter currently distributing securities of the Registrant also acts as a principal underwriter are: Seligman Capital Fund, Inc., Seligman Cash Management Fund, Inc., Seligman Common Stock Fund, Inc., Seligman Communications and Information Fund, Inc., Seligman Frontier Fund, Inc., Seligman Growth Fund, Inc., Seligman Global Fund Series, Inc., Seligman High Income Fund Series, Inc., Seligman Income and Growth Fund, Inc., Seligman Investment Grade Fixed Income Fund, Inc., Seligman Municipal Fund Series, Inc., Seligman Municipal Series Trust, Inc., Seligman New Jersey Municipal Fund, Inc., Seligman Pennsylvania Municipal Fund Series, Inc., Seligman Time Horizon/Harvester Series, Inc. and Seligman Value Fund Series, Inc.


(b) Name of each director, officer or partner of Registrant's principal underwriter named in response to Item 20:


                             Seligman Advisors, Inc.
                              As of March 31, 2003

                 (1)                                           (2)                                        (3)
         Name and Principal                            Positions and Offices                       Positions and Offices
         Business Address*                             with Underwriter                            with Registrant
         -----------------                             ----------------                            ---------------
         William C. Morris                             Chairman of the Board and Director          Chairman of the Board
         Brian T. Zino                                 Director                                    President, Director and Chief
                                                                                                   Executive Officer
         David F. Stein                                Director                                    None
         Stephen J. Hodgdon                            President and Director                      None
         Paul C. Guidone                               Director                                    Director
         Rodney G.D. Smith                             Director                                    None
         Charles W. Kadlec                             Managing Director, Chief Investment         None
                                                       Strategist
         Edward F. Lynch                               Managing Director,                          None
                                                       Director of Sales
         Andrew S. Veasy                               Managing Director                           None
         Thomas G. Rose                                Senior Vice President, Finance              Vice President
         James R. Besher                               Senior Vice President, Divisional           None
                                                       Sales Director
         Gerald I. Cetrulo, III                        Senior Vice President, Sales                None
         Arthur A. Condron                             Senior Vice President, Offshore             None
                                                       Sales & Administration
         Matthew A. Digan                              Senior Vice President, Domestic             None
                                                       Funds
         Kenneth J. Dougherty                          Senior Vice President, Sales                None
         Jonathan G. Evans                             Senior Vice President, Sales                None
         T. Wayne Knowles                              Senior Vice President, Divisional           None
                                                       Sales Director
         Joseph Lam                                    Senior Vice President, Regional             None
                                                       Director, Asia
         Michelle L. Rappa                             Senior Vice President, Retirement           None
                                                       Plans
         Ronald W. Pond                                Senior Vice President, Divisional           None
                                                       Sales Director
         Thomas P. Parnell                             Senior Vice President, Sales
         J. Jeffery Rold                               Senior Vice President, Divisional           None
                                                       Sales Director
         Richard M. Potocki                            Managing Director, Director of Global       None
                                                       Financial Services
         Jorge Fernando Sanchez-Alcazar                Senior Vice President, Regional             None
                                                       Director, Latin America

                             Seligman Advisors, Inc.
                              As of March 31, 2003

                 (1)                                           (2)                                        (3)
         Name and Principal                            Positions and Offices                       Positions and Offices
         Business Address*                             with Underwriter                            with Registrant
         -----------------                             ----------------                            ---------------
         James C. Taylor                               Senior Vice President, Sales                None
         Bruce M. Tuckey                               Senior Vice President, Sales                None
         Mason S. Flinn                                Senior Vice President, National             None
                                                       Sales Manager of Retirement Plans
         Anna R. Brogan                                Vice President, Regional Retirement         None
                                                       Plans Manager
         Mark G. Burlingham                            Vice President Regional Retirement          None
                                                       Plans Manager
         Nicole Christiansen                           Vice President, Sales Administration        None
                                                       and Planning
         Peter Campagna                                Vice President, Portfolio Specialist        None
         Jeffrey S. Dean                               Vice President, Business Analysis           None
         Helen Delman                                  Vice President, Product Manager             None
         April S. Ferrell                              Vice President, National Accounts           None
                                                       Manager
         Dennis Geelan                                 Vice President, Marketing Specialist        None
         Timothy J. Kelly                              Vice President, Manager Internal            None
                                                       Sales
         John F. Korn                                  Vice President, Marketing Specialist        None
         David W. Mountford                            Vice President, Regional Retirement         None
                                                       Plans Manager
         Jeffery C. Pleet                              Vice President, Regional Retirement         None
                                                       Plans Manager
         Craig S. Prichard                             Vice President, Consulting                  None
                                                       Services
         Nicholas C. Roberts                           Vice President, Senior National             None
                                                       Accounts Manager
         Steven J. Ralff                               Vice President, Product Manager             None
         Paula A. Smith                                Vice President, Product Manager 529         None
         John T. Szwed                                 Vice President, Product Manager             None
         Gary A. Terpening                             Vice President, Director of Business        None
                                                       Development
         Edward W. Urban                               Vice President, Product Manager             None
         Joseph J. Williams, Jr.                       Vice President, Portfolio Advisor,          None
                                                       Managed Money
         William DeSanto                               Vice President, Portfolio Advisor,          None
                                                       Managed Money
         Kevin M. Casey                                Vice President, Regional Sales              None
         Edward S. Finocchiaro                         Vice President, Regional Sales              None
         Brett M. Frum                                 Vice President, Regional Sales              None
         S. William Lehew, III                         Vice President, Regional Sales              None
         Mike Loftus                                   Vice President, Regional Sales              None
         Judith L. Lyon                                Vice President, Regional Sales              None
         Sean Maher                                    Vice President, Regional Sales              None
         Leslie A. Mudd                                Vice President, Regional Sales              None
         John H. Pierucki                              Vice President, Regional Sales              None
         Robert W. Thompson                            Vice President, Regional Sales              None
         Gregg Angelillo                               Assistant Vice President, Regional          None
                                                       Sales
         Frank J. Nasta                                Corporate Secretary                         Secretary

                             Seligman Advisors, Inc.
                              As of March 31, 2003

                 (1)                                           (2)                                        (3)
         Name and Principal                            Positions and Offices                       Positions and Offices
         Business Address*                             with Underwriter                            with Registrant
         -----------------                             ----------------                            ---------------
         Albert A. Pisano                              Vice President and Compliance               None
                                                       Officer
         Katherine J. Shelter                          Treasurer                                   None
         Sandra G. Floris                              Assistant Vice President, Order Desk        None
         Keith R. Landry                               Assistant Vice President, Order Desk        None
         Michael D. Aguilar                            Assistant Vice President, Economist         None
         Marcie L. Blanco                              Assistant Vice President, Retirement        None
                                                       Plans Consultant
         Thomas R. Bowen, Jr.                          Assistant Vice President, Internal Sales    None
         Emily Calcagno                                Assistant Vice President, Managed           None
                                                       Money
         Paula S. Chan                                 Assistant Vice President, Marketing         None
                                                       Specialist
         Florencio J. Menceyra                         Assistant Vice President, Sr. Sales         None
                                                       Associate, Latin America
         Maureen Yurcisin                              Assistant Vice President, Marketing         None
                                                       Analyst
         Julie S. Rosenberg                            Assistant Treasurer                         None
         Brian C. Kelleher                             Assistant Vice President, Wealth            None
                                                       Management Services
         Marcella MacDonald                            Assistant Vice President, Variable          None
                                                       Annuity

* The principal business address of each of these directors and/or officers is 100 Park Avenue, New York, NY 10017.


Item 28. Location of Accounts and Records. All accounts, books and other documents required to be maintained by Section 31(a) of the 1940 Act and the Rules (17 CFR 270.31a-1 to 31a-3) promulgated thereunder will be maintained by the following: (1) Custodian for Seligman Investment Grade Fixed Income Portfolio (formerly, Seligman Bond Portfolio), Seligman Capital Portfolio, Seligman Cash Management Portfolio, Seligman Common Stock Portfolio, Seligman Communications and Information Portfolio, Seligman Frontier Portfolio, Seligman High-Yield Bond Portfolio, and Seligman Income Portfolio and Recordkeeping Agent for all Portfolios: State Street Bank and Trust Company, 801 Pennsylvania, Kansas City, Missouri 64105; (2) Custodian for Seligman Global Growth Portfolio, Seligman Global Smaller Companies Portfolio, Seligman Global Technology Portfolio, and Seligman International Growth Portfolio: J.P. Morgan Chase & Co., One Pierrepont Plaza, Brooklyn, New York 11201; and (3) Transfer, Redemption and Other Shareholder Account Services for all Portfolios:
           State Street Bank and Trust Company, 801 Pennsylvania, Kansas City, Missouri 64105.


Item 29.   Management Services.  Not applicable.


Item 30.   Undertakings. Not applicable.

                                   SIGNATURES


Pursuant to the requirements of the Securities Act of 1933, and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment No. 30 pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment No. 30 to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York, State of New York, on the ________ day of April, 2003.


                                         SELIGMAN PORTFOLIOS, INC.


                                         By:  /s/ Brian T. Zino
                                            ------------------------------------
                                                 Brian T. Zino, President

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 30 has been signed below by the following persons, in the capacities indicated on April ____ , 2003 .


          Signature                                   Title
          ---------                                   -----


/s/ Brian T. Zino                     Director,President and Chief Executive
-----------------------------         Officer (Principal Executive Officer)
Brian T. Zino


/s/ William C. Morris                 Chairman of the Board and Director
-----------------------------
William C. Morris


/s/ Lawrence P. Vogel                 Treasurer (Principal Financial and
-----------------------------         Accounting Officer)
Lawrence P. Vogel

John R. Galvin, Director       )
Paul C. Guidone, Director      )
Alice S. Ilchman, Director     )
Frank A. McPherson, Director   )
John E. Merow, Director        )
Betsy S. Michel, Director      )         /s/ Brian T. Zino
Leroy C. Richie, Director      )         -----------------------------------
James Q. Riordan, Director     )            Brian T. Zino, Attorney-In-fact
Robert L. Shafer, Director     )
James N. Whitson, Director     )

                            SELIGMAN PORTFOLIOS, INC.
                     Post-Effective Amendment No. 30 to the
                       Registration Statement on Form N-1A

                                  EXHIBIT INDEX

Form N-1A Item No.         Description
------------------         -----------


Item 23(b)                 By-laws of Registrant.


Item 23(j)                 Consent of Independent Auditors.


(Other Exhibits)           Power of Attorney for Paul C. Guidone.